         As filed with the Securities and Exchange Commission on April 26, 2006

                                                            File Nos. 033-07094
                                                                      811-03365
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          Pre-Effective Amendment No.                                        [ ]
          Post-Effective Amendment No. 42                                    [X]
                                 and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
          Amendment No. 232                                                  [X]

                       (Check appropriate box or boxes)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                          (Exact Name of Registrant)
                    METLIFE INVESTORS USA INSURANCE COMPANY
                              (Name of Depositor)
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)
              (Depositor's Telephone Number, including Area Code)
                                (800) 989-3752
                    (Name and Address of Agent for Service)
                              Richard C. Pearson
                           Executive Vice President,
                    MetLife Investors USA Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (949) 223-5680
                                  Copies to:
                               W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, NW
                            Washington, D.C. 20004
                                (202) 383-0590

                (Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective (check appropriate box):
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
   [X] on May 1, 2006 pursuant to paragraph (b) of Rule 485.
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
   [ ] on (date) pursuant to paragraph (a) (1) of Rule 485.
If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                           THE METLIFE INVESTORS USA VARIABLE ANNUITY CONTRACTS

                                                                 ISSUED THROUGH

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                                                             BY

                                        METLIFE INVESTORS USA INSURANCE COMPANY

  This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through MetLife Investors
 USA Separate Account A ("Separate Account") by MetLife Investors USA Insurance
  Company ("MetLife Investors USA") (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans"). The Contracts are not currently offered for sale.

  You decide how to allocate your money among the available investment choices.
    You may choose to allocate your payments to the General Account (except for Imprint Contracts), which is a fixed account (not described in this Prospectus)
    that offers an interest rate guaranteed by MetLife Investors USA, or to the
     Separate Account. The Separate Account, in turn, invests in the underlying mutual funds (the "Funds"). CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE
WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR
                                                                      CONTRACT.


AIM VARIABLE INSURANCE FUNDS (SERIES I):

   AIM V.I. International Growth Fund
FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS):

   VIP Contrafund(R) Portfolio

   VIP Equity-Income Portfolio

   VIP Growth Portfolio

   VIP Money Market Portfolio
   VIP Overseas Portfolio



MET INVESTORS SERIES TRUST (CLASS A):
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   MFS(R) Research International Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A):
   BlackRock Money Market Portfolio


   FI International Stock Portfolio
   FI Mid Cap Opportunities Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Small Cap Growth Portfolio

You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest.

The Contracts:

..  are not bank deposits;
..  are not FDIC insured;
..  are not insured by any federal government agency;
.. are not guaranteed by any bank or credit union; and .. may be subject to loss of principal.


If you would like more information about the Contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 45 of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:


MetLife Investors USA Insurance Company

5 Park Plaza, Suite 1900
Irvine, CA 92614
Phone: (800) 989-3752


The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2006

                             TABLE OF CONTENTS PAGE


                   GLOSSARY..............................  3

                   SUMMARY OF THE CONTRACTS..............  5

                   FEE TABLES AND EXAMPLES...............  8

                   FINANCIAL AND PERFORMANCE
                   INFORMATION........................... 11

                   DESCRIPTION OF THE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE
                   ACCOUNT, THE FUNDS AND SERVICE
                   PROVIDERS............................. 12
                      The Insurance Company.............. 12
                      The General Account................ 12
                      The Separate Account............... 13
                      The Funds.......................... 14
                      Distributor........................ 17
                      Selling Firms...................... 17
                      Servicing Agent.................... 18

                   CONTRACT CHARGES...................... 19
                      Premium and Other Taxes............ 19
                      Surrender Charge................... 19
                      Administration Fees................ 21
                      Mortality and Expense Risk Charge.. 21
                      Fund Expenses...................... 21
                      Federal, State and Local Taxes..... 21
                      Free Look Period................... 22

                   DESCRIPTION OF THE CONTRACTS.......... 23
                      Assignment......................... 23
                      Purchase Payments.................. 23
                      Transfers.......................... 23
                      Market Timing...................... 24
                      Dollar Cost Averaging.............. 27
                      Reallocation Election.............. 27
                      Modification of the Contracts...... 27



             ACCUMULATION PERIOD.............................. 29
                Crediting Accumulation Units in the
                 Separate Account............................. 29
                Surrender from the Separate Account........... 29
                Account Statements............................ 30

             ANNUITY BENEFITS................................. 31
                Variable Annuity Payments..................... 31
                Election of Annuity Date and Form of Annuity.. 31
                Frequency of Payment.......................... 33
                Level Payments Varying Annually............... 33
                Annuity Unit Values........................... 34

             DEATH BENEFITS................................... 35
                Death Before the Annuity Date................. 35
                Death After the Annuity Date.................. 36

             FEDERAL INCOME TAX STATUS........................ 37
                Taxation of Non-Qualified Contracts........... 37
                Taxation of Qualified Contracts............... 40
                Foreign Tax Credits........................... 42
                Federal Estate Taxes.......................... 42
                Generation-Skipping Transfer Tax.............. 43
                Possible Tax Law Changes...................... 43

             VOTING RIGHTS.................................... 44

             LEGAL PROCEEDINGS................................ 45

             ADDITIONAL INFORMATION........................... 45

             TABLE OF CONTENTS OF THE STATEMENT OF
             ADDITIONAL INFORMATION........................... 45


                      APPENDIX A
                      CONDENSED FINANCIAL INFORMATION A-1

                      APPENDIX B
                      FUNDS AVAILABLE WITH YOUR
                        CONTRACT..................... B-1

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - An investment rate selected by the Annuitant for use in calculating the Variable Annuity payments. The assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT - The agreement between you and MetLife Investors USA covering your rights.

CONTRACT DATE - The date your Contract was issued to you.

CONTRACT VALUE - The sum of your interests in the Separate Account Series and the General Account less any prior withdrawals and/or amounts applied to Annuity options. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract.

CONTRACT YEAR - A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT - The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER - You, the person who has title to the Contract.



PURCHASE PAYMENT - The amounts paid by you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one

Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week. VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

SUMMARY OF THE CONTRACTS
THE CONTRACTS

MetLife Investors USA is not currently offering the Contracts for sale. Previously the Contracts were offered to:

..   Qualified Plans such as:
     [SIDEBAR: Please see the section "Federal Income Tax Status" for more information.]

   .  Section 403(b) tax-sheltered annuities;

   .  Section 457 deferred compensation plans;

   .  Section 401 pension and profit sharing plans;

   .  individual retirement annuities;

   .  traditional Individual Retirement Accounts ("IRAs");

   .  Roth IRAs;

..  Plans that do not qualify for special tax treatment (Non-qualified
   Contracts); and

..  Individuals seeking to accumulate money for retirement.

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. You can buy a Contract for $1,000 and add as little as $100 at any time (for IRAs, the minimum is $500 for an initial Purchase Payment and $100 for each additional payment or such other amount as required by federal tax law). There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Contract Value. You can transfer amounts allocated to the Separate Account:
            [SIDEBAR: Please see "Transfers" for more information.]

.. between any of the Funds, at any time and as many times as you choose. (See, however, "Description of the Contracts - Market Timing.")

.. to the General Account at any time before the amount has been applied to a variable annuity option

You can transfer amounts allocated to the General Account:

..  to the Separate Account only to be applied to a Variable Annuity option

[SIDEBAR: Please see "The Separate Account" on page 15 and "The Funds" for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of the Series, each of which invests in one of the Funds.

        [SIDEBAR: Please see "Contract Charges" for more information.] CHARGES AND DEDUCTIONS

The following fees and expenses apply to your Contract:

      Fee or Expense                                         Amount of Fee
      --------------------------------------------------- ----------------
      DAILY DEDUCTIONS

      .Administration fee (deducted from your interest in          .00041%
       the Separate Account)                              (0.15% per year)

      .Mortality and Expense Risks fee                            .003425%
                                                          (1.25% per year)

SURRENDER CHARGE
   (CONTINGENT DEFERRED SALES CHARGE)

             .  Deducted if you                    7% of Purchase
                request a full or             Payment and amounts
                partial surrender of         credited to it. This
                Purchase Payments from   charge decreases 1% each
                the Separate Account               year after the
                within seven years      Purchase Payment is made.
                after the Purchase
                Payment is made

   As described later in this Prospectus, this charge will not apply to:

..   the first surrender in any year of up to 10% of your interest in the
    Separate Account and 10% of your interest in the General Account; or

..   surrenders made if you are confined to a hospital for at least 30 consecutive days or to a skilled nursing home for at least 90 consecutive days.

     Fee or Expense                                           Amount of Fee
     -------------------------------------------------------- -------------
     PREMIUM TAXES

     .Payable to a state or government agency with respect      0% - 3.5%
      to your Contract. It may be deducted on or after the
      date the tax is incurred. Currently, MetLife Investors
      USA deducts these taxes upon annuitization.

        [SIDEBAR: Please see "Free Look Period" for more information.]

FREE LOOK PERIOD

You may cancel your Contract within 20 days after you receive it (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date. Payments will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Contract Value is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

  [SIDEBAR: Please see "Surrender Charge" and "Federal Income Tax Status" for
                              more information.]

SURRENDER

You may surrender all or part of your Contract Value before the Annuity Date. You may not make a partial surrender if it would cause your interest in any Series or the General Account to fall below $500.

However, if you are surrendering the entire amount allocated to a Series, these restrictions do not apply. You may be assessed a surrender charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

         [SIDEBAR: Please see "Death Benefits" for more information.]

DEATH BENEFIT

One of the insurance guarantees we provide you under your Contract is that your Beneficiary(ies) will be protected against market downturns. You name your Beneficiary(ies). If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:

..  the total of all Purchase Payments less any partial surrenders; or

..  the Contract Value at settlement; or

.. if the Contract is issued when you (and all co-owners) are age 70 or younger, the greater of the Contract Value at the seventh anniversary of Contract Date or each following fifth anniversary (certain Contracts will not contain this feature).

Your Beneficiary(ies) may choose to receive this benefit in a lump sum or to apply it to certain of the available annuity forms contained in this Contract.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus. This Prospectus provides a general description of the Contract. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our administrative office.

 [SIDEBAR: Please see "Description of the Contracts - Market Timing" for more information.]

MARKET TIMING


MetLife Investors USA has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Contract Owners or the Funds. Upon detection of this transfer activity, restrictions may be imposed on transfers.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE
 SURRENDER CHARGE (DEFERRED
 SALES CHARGE) (Note 1)  7%
 (as a percentage of amounts accumulated with respect to the Purchase
 Payment, including earnings or losses credited to the purchase payment)
--------------------------------------------------------------------------------
Note 1. Surrender charges decline based on date of Purchase Payment. (See "Expenses - Surrender Charge.")

Surrender Charge (Deferred Sales Charge) (as a percentage of amounts accumulated with respect to a purchase payment)

                       Years Since
                     Purchase Payment
                       Was Received                Percentage
                     ----------------            ------------
                             less than 1              7%
                             1 but not 2              6%
                             2 but not 3              5%
                             3 but not 4              4%
                             4 but not 5              3%
                             5 but not 6              2%
                             6 but not 7              1%
                             7 or more                0%

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.
--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)

                 Mortality and Expense Charge            1.25%
                 Administration Charge                   0.15%
                                                         -----
                 Total Separate Account Annual Expenses* 1.40%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------

                 Total Annual Fund              Minimum Maximum
                 Operating Expenses               0.29%   1.11%
                 (expenses that are
                 deducted from Fund
                 assets, including
                 management fees, 12b-1 Service
                 fees, and other expenses)

--------------------------------------------------------------------------------

* Total Separate Account Annual Expenses are currently 1.15% for Strive
  Contracts.

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.


-----------------------------------------------------------------------------------------------------------------
                                                                                                           NET
                                                                                    TOTAL   CONTRACTUAL   TOTAL
                                                                                   ANNUAL     EXPENSE    ANNUAL
                                            MANAGEMENT 12B-1/SERVICE    OTHER     PORTFOLIO   SUBSIDY   PORTFOLIO
                                               FEES        FEES      EXPENSES (1) EXPENSES  OR DEFERRAL EXPENSES
-----------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
  (SERIES I)
-----------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund            0.73%        0.00%        0.38%       1.11%      0.00%      1.11%
-----------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
  (INITIAL CLASS)
-----------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                   0.57%        0.00%        0.09%       0.66%      0.00%      0.66%
-----------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio                   0.47%        0.00%        0.09%       0.56%      0.00%      0.56%
-----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                          0.57%        0.00%        0.10%       0.67%      0.00%      0.67%
-----------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio                    0.20%        0.00%        0.09%       0.29%      0.00%      0.29%
-----------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio                        0.72%        0.00%        0.17%       0.89%      0.00%      0.89%
-----------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A)
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio          0.51%        0.00%        0.05%       0.56%      0.00%      0.56%
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
  Portfolio (1)                               0.50%        0.00%        0.04%       0.54%      0.00%      0.54%
-----------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio (2)   0.74%        0.00%        0.22%       0.96%      0.00%      0.96%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
  Portfolio (2)                               0.59%        0.00%        0.10%       0.69%      0.00%      0.69%
-----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (2)              0.50%        0.00%        0.07%       0.57%      0.00%      0.57%
-----------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
  (CLASS A)
-----------------------------------------------------------------------------------------------------------------
BlackRock Money Market Portfolio              0.35%        0.00%        0.07%       0.42%      0.01%      0.41%
-----------------------------------------------------------------------------------------------------------------
FI International Stock Portfolio              0.86%        0.00%        0.20%       1.06%      0.00%      1.06%
-----------------------------------------------------------------------------------------------------------------
FI Mid Cap Opportunities Portfolio            0.68%        0.00%        0.07%       0.75%      0.00%      0.75%
-----------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio                     0.64%        0.00%        0.05%       0.69%      0.00%      0.69%
-----------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio                 0.25%        0.00%        0.04%       0.29%      0.01%      0.28%
-----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio (3)             0.57%        0.00%        0.16%       0.73%      0.00%      0.73%
-----------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio               0.25%        0.00%        0.11%       0.36%      0.01%      0.35%
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Portfolio      0.51%        0.00%        0.09%       0.60%      0.00%      0.60%
-----------------------------------------------------------------------------------------------------------------



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2006, under which investment advisers or managers of Funds have agreed to waive and/or pay expenses of the Funds. Each of these arrangements terminates on April 30, 2007 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain Funds achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. The information provided is for the year ended December 31, 2005.

(1) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

(2) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers of portfolio expenses. The amounts repaid per portfolio are: 0.05% for the MFS Research International Portfolio, 0.05% for the Oppenheimer Capital Appreciation Portfolio and 0.01% for the PIMCO Total Return Portfolio.

(3) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:
(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:*


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
                 (a) $884                  (a) $1,230                  (a) $1,602                  (a) $2,832
                 (b) $802                  (b) $  982                  (b) $1,186                  (b) $1,991


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
                 (a) $254                    (a) $780                  (a) $1,332                  (a) $2,832
                 (b) $172                    (b) $532                  (b) $  916                  (b) $1,991


The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

* The costs shown include the surrender charge, which does not apply to Imprint Contracts, and are based on Total Separate Account Annual Expenses of 1.40%.

FINANCIAL AND PERFORMANCE INFORMATION

  [SIDEBAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]
PERFORMANCE INFORMATION

We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement of Additional Information.

DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT,
THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS

THE INSURANCE COMPANY


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. ("MetLife"), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account (except for Imprint Contracts) when you make Purchase Payments or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR. (See Annuity Benefits - Level Payments Varying Annually).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Each Series invests in the shares of only one of the Funds.

THE FUNDS


The following Funds are offered as investment options under the Contracts. CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR CONTRACT. You should read the prospectuses for these Funds carefully. Copies of these prospectuses will accompany or precede the delivery of your Contract. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

Your investment choices are:


Fund                                           Investment Objective                         Investment Adviser
                                                                                              And Subadviser
-------------------------------------------------------------------------------------------------------------------
AIM V.I. International      The Fund seeks to provide long-term growth of capital.      AIM Advisors, Inc.
  Growth Fund
-------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio The Portfolio seeks long-term capital appreciation.         Fidelity Management and
                                                                                        Research Company
                                                                                        ("Fidelity"); FMR Co.
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio The Portfolio seeks reasonable income. The Portfolio will   Fidelity; FMR Co.
                            also consider the potential for capital appreciation. The   (subadviser)
                            Portfolio's goal is to achieve a yield which exceeds the
                            composite yield on the securities comprising the Standard
                            & Poor's 500 Index (S&P 500).
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio        The Portfolio seeks to achieve capital appreciation.        Fidelity; FMR Co.
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio  The Portfolio seeks as high a level of current income as is Fidelity; FMR Co.
                            consistent with the preservation of capital and liquidity.  (subadviser)
-------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio      The Portfolio seeks long-term growth of capital.            Fidelity; FMR Co.
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond            The Portfolio seeks high current income and the             Met Investors Advisory LLC
  Debenture Portfolio       opportunity for capital appreciation to produce a high      ("Met Advisory"); Lord,
                            total return.                                               Abbett & Co. LLC ("Lord
                                                                                        Abbett") (subadviser)
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and      The Portfolio seeks growth of capital and current income    Met Advisory; Lord Abbett
  Income Portfolio          without excessive fluctuations in the market value.         (subadviser)
-------------------------------------------------------------------------------------------------------------------
MFS(R) Research             The Portfolio seeks capital appreciation.                   Met Advisory; Massachusetts
  International Portfolio                                                               Financial Services Company
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------

Fund                                             Investment Objective                       Investment Adviser
                                                                                              And Subadviser
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital             The Portfolio seeks capital appreciation.               Met Advisory;
  Appreciation Portfolio                                                                OppenheimerFunds, Inc.
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio    The Portfolio seeks maximum total return, consistent    Met Advisory; Pacific
                                with the preservation of capital and prudent investment Investment Management
                                management.                                             Company LLC (subadviser)
-------------------------------------------------------------------------------------------------------------------
BlackRock Money Market          The Portfolio seeks a high level of current income      MetLife Advisers, LLC
  Portfolio                     consistent with preservation of capital.                ("MetLife Advisers");
                                                                                        BlackRock Advisors, Inc.
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------
FI International Stock          The Portfolio seeks long-term growth of capital.        MetLife Advisers; Fidelity
  Portfolio                                                                             (subadviser)
-------------------------------------------------------------------------------------------------------------------
FI Mid Cap Opportunities        The Portfolio seeks long-term growth of capital.        MetLife Advisers; Fidelity
  Portfolio                                                                             (subadviser)
-------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio       The Portfolio seeks long-term growth of capital.        MetLife Advisers; Jennison
                                                                                        Associates LLC (subadviser)
-------------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio   The Portfolio seeks to equal the performance of the     Metropolitan Life Insurance
                                Standard & Poors 500 Composite Stock Price Index.       Company ("Metropolitan
                                                                                        Life"); MetLife Advisers
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio   The Portfolio seeks a favorable total return through    MetLife Advisers;
                                investment in a diversified portfolio.                  Massachusetts Financial
                                                                                        Services Company ("MFS")
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio The Portfolio seeks to equal the return of the Russell  MetLife Advisers;
                                2000 Index.                                             Metropolitan Life
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap         The Portfolio seeks long-term capital growth.           MetLife Advisers; T. Rowe
  Growth Portfolio                                                                      Price Associates, Inc.
                                                                                        ("T. Rowe Price")
                                                                                        (subadviser)
-------------------------------------------------------------------------------------------------------------------

  [SIDEBAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available fund.] Each Series buys and sells shares of the corresponding Fund. These Funds invest in stocks, bonds and other investments as indicated above. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.

The Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

[SIDEBAR: The Funds are more fully described in the Fund prospectuses and their
                    Statements of Additional Information.]

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to the Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Contract Owners.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliates, Met Investors Advisory LLC and MetLife Advisers
LLC) or subadviser of a Fund or its affiliates may compensate us and/or certain of our affiliates for administrative or other services relating to the Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the Contracts.

We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, Met Investors Advisory LLC and MetLife Advisers, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from a Fund. We may benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid to the advisers and the Statement of Additional Information for the Funds for information on the management fees paid by the advisers to the subadvisers.)

HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Funds based on recommendations made by selling firms through which the Contract is sold. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners. We do not provide investment advice and do not recommend or endorse any particular Fund.

DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, for the distribution of the Contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the Contracts. We pay compensation to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


SELLING FIRMS

We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for Contract sales by selling firms is 5.40% of Purchase Payments. We also pay commissions when an Owner elects to begin receiving regular income payments (referred to as Annuity payments). (See "Annuity Benefits - Variable Annuity Payments.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

SERVICING AGENT


MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, record keeping, utilities, office equipment, travel expenses and periodic reports.

CONTRACT CHARGES
MetLife Investors USA deducts the charges described below. MetLife Investors USA may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested. These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM AND OTHER TAXES

MetLife Investors USA reserves the right to deduct from Purchase Payments, Contract Value, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin.

[SIDEBAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

SURRENDER CHARGE

No sales charge is deducted from any Purchase Payment. During the accumulation phase, you can withdraw part or all of the Contract Value. In the first partial surrender in each Contract year, you can withdraw up to 10% of your Contract Value in the General Account and 10% of the Contract Value in the Separate Account free of surrender charges. If you withdraw money in excess of 10% of your Contract Value, you might have to pay a surrender charge on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each Purchase Payment:

                           Number of Years       Surrender
                     Since Purchase Payment Date  Charge
                     --------------------------- ---------
                       Less than 1 year              7%
                       1 year but less than 2        6%
                       2 years but less than 3       5%
                       3 years but less than 4       4%
                       4 years but less than 5       3%
                       5 years but less than 6       2%
                       6 years but less than 7       1%
                       7 years or more               0%

The surrender charge does not apply to Imprint Contracts.

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                             the surrender amount
--------------------------------------------------------------------------------
          1 - the percentage surrender charge expressed as a decimal

Accumulation Units are cancelled on a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 7% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

EXAMPLE OF APPLICATION OF SURRENDER CHARGE. Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000). Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first. If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:

..  On transfers made within your Contract;

..  On surrenders of Purchase Payments you made over seven years ago;

.. If you die during the pay-in phase, your Beneficiary(ies) will receive the full death benefit without deduction;

..  If you surrender no more than 10% of your account balance in any Contract
   Year;

.. If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days (the surrender must be in a lump sum and must be requested within 60 days after termination of confinement); and

..  When you are an officer, director or full time employee of MetLife Investors
   USA or its affiliates, if the purchase of the Contract is for personal investment purposes only.

ADMINISTRATION FEES

An administration fee of .00041% (0.15% per year) is deducted from your interest in the Separate Account on a daily basis. Contract administration expenses include:

..  the cost of Contract issuance;

..  rent;

..  stationery and postage;

..  telephone and travel expenses;

..  salaries;

..  legal, administrative, actuarial and accounting fees;

..  periodic reports; and

..  office equipment, and custodial expenses.

  [SIDEBAR: Please note that deductions are made and expenses paid out of the underlying Fund's assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]

MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the Contract. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to .003425% (1.25% per year). If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts. MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

FUND EXPENSES

There are deductions from and expenses paid out of the assets of various Funds which are described in the fee table in this prospectus and the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.

A Fund may assess a redemption fee up to 2% on Series assets that are redeemed out of a Fund in connection with a surrender or transfer. Each Fund determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund and is not retained by MetLife Investors USA. The redemption fee will be deducted from your Contract Value. For more information on each Fund's redemption fee, see the Fund prospectus.

FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Contract Value for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

FREE LOOK PERIOD

You may cancel your Contract within a certain time period. This is known as a "free look." Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Contract. If you decide to cancel your Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Contract is mailed to MetLife Investors USA, it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA. The returned Contract will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Contract Value. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DESCRIPTION OF THE CONTRACTS

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

MetLife Investors USA will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must be at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100, or such other amount as required by applicable federal tax laws. You will receive a confirmation of each Purchase Payment received.

TRANSFERS

ACCUMULATION UNITS

Except as otherwise limited under market timing restrictions, you may transfer Accumulation Units from one Series to another or from a Series or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units of a Series, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone, Internet or other means approved by MetLife Investors USA. If MetLife Investors USA permits transfers by telephone or other means, you will be required to complete an authorization on the Contract application or on another form that MetLife Investors USA will require. MetLife Investors USA will employ reasonable procedures to confirm that telephone or Internet instructions are genuine. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

Telephone and computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539.

Transfer requests will be effected on the first Valuation Date after receipt of written, telephone or Internet instructions. Accumulation Unit values are determined as of the close of trade on the New York Stock Exchange, which is currently usually 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that Valuation Date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

ANNUITY UNITS

You may convert Annuity Units from one Series to another at any time with no charge. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

MARKET TIMING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., the AIM International Growth Fund, and the Fidelity VIP Overseas, Lord Abbett Bond Debenture, MFS(R) Research International, FI International Stock, Russell 2000(R) Index and T. Rowe Price Small Cap Growth Portfolios) and we monitor transfer activity in those Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield Funds, in a 12-month period there were
(1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.


We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that Contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract.

Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds. However, under rules recently adopted by the Securities Exchange Commission, effective October 16, 2006 we will be required to: (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instruction from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Contract Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi- annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.

You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the BlackRock Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to MetLife Investors USA. (MetLife Investors USA reserves the right to limit the number of Series to which transfers can be made.)

ENHANCED DOLLAR COST AVERAGING PROGRAM (THE "EDCA PROGRAM")

From time to time, MetLife Investors USA may credit increased interest rates to you under programs established at no additional charge at MetLife Investors USA's discretion. If you are a new Contract owner, you may enroll in MetLife Investors USA's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.

REALLOCATION ELECTION

If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by MetLife Investors USA. (The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

..  death benefits;

..  deductions from Purchase Payments;

..  deductions from Contract Values for transaction charges

.. deductions from the Separate Account for mortality and expense risk and administrative fees; and

..  guaranteed rates with respect to fixed benefits.

MetLife Investors USA and the Owner may change the Contract by mutual agreement at any time. Any changes must be made in writing. Any changes must comply with the state laws where the Contract is delivered. MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

.. with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

.. with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

.. to the extent necessary to conform the Contract to any federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

MetLife Investors USA Insurance Company

5 Park Plaza, Suite 1900
Irvine, CA 92614
1 (800) 989-3752

ACCUMULATION PERIOD

[SIDEBAR: The NET INVESTMENT FACTOR is an index of the percentage change (adjusted for distributions by the Fund and the deduction of mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.]

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. The NET INVESTMENT FACTOR is determined by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003425%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Income Tax Status". You should consult your tax adviser before making a withdrawal. The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges or fees. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value. If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after surrender value of less than $500. However, if you are surrendering the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request. MetLife Investors USA may suspend surrenders when:

.. The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays;

..  The SEC permits the suspension of withdrawals; or

.. The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

Payments of full or partial surrenders from the General Account may be deferred for a period of not more than six months from the date written request is received. Interest will continue to be credited during the deferral period. The interest rate(s) will be the same as if the surrender had not been requested. A partial surrender less than or equal to the free withdrawal amount is not subject to deferral.

ACCOUNT STATEMENTS
You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

..   all transactions for the period being reported

.. the number of Accumulation Units that are credited to your Contract in each Series

..  the current Accumulation Unit value for each Series

..  your Contract Value as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

..  the Contract anniversary nearest to the Annuitant's 85th birthday, or

..  the 10th anniversary of the Contract Date. You may select an optional
   Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date. Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

   [SIDEBAR: There are three people who are involved in payments under your
                                   Annuity:
                                you, the Owner
                                 the Annuitant
                                the Beneficiary
             The Owner and the Annuitant may be the same person.]
FORM OF ANNUITY

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

OPTION 1 - LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during the lifetime of the Annuitant. In addition, MetLife Investors USA guarantees that you, (or your Beneficiary, if you are the Annuitant) will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Contract Value allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 - JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 - PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:

..  the mortality table specified in the Contract;

..  the age and where permitted the sex of the Annuitant;

..  the type of Annuity payment option selected; and

..  the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

..  the number of years in the payment period, and

..  the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

..  First, MetLife Investors USA determines the change in investment experience
   (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date;

..  Next, it subtracts the daily equivalent of your insurance-related charge
   (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated;

.. Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return; and

..  Finally, the previous annuity unit value is multiplied by this result.

DEATH BENEFITS


SIDEBAR: If you own a joint Contract with another person or persons, the death of either you or your co-owner will constitute the death of the Owner for
                              Contract purposes.]
DEATH BEFORE THE ANNUITY DATE

If you chose another person other than yourself as the Annuitant under your Contract and the Annuitant dies, you become the Annuitant. If you die before the Annuity Date, whether or not you are the Annuitant, your Beneficiary(ies) will receive a death benefit that is the greatest of:

.. the total of all Purchase Payments less any partial withdrawals, including amounts already applied to produce Annuity payments;

..  the Contract Value of settlement; or

.. in the event the Contract is issued to you (or you and co-owners) on or before you (or they) attain age 70, the greater of the Contract Value at the end of the seventh Contract Year or the Contract Value at the end of each following fifth Contract Year. (In each case increased by later Purchase Payments and reduced by later withdrawals or amount applied to an annuity pay out.) Certain Contracts will not provide for this third alternative - please review your Contract.

   Your Beneficiary(ies) receive the death benefit as either:

   (1)A lump sum that must be made within five (5) years of your death, or

   (2)Annuity income under Annuity Income Options One, Two or Five described in
      Article 7 of the Contract.

   If your Beneficiary(ies) chooses one of the Annuity income options:

   . Payments must begin within one year of your death (However, if your spouse is the sole designated Beneficiary under a Qualified Contract, your spouse may delay commencement of payments up to the date that you would have reached 70 1/2.)

   . The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

   . The Contract Value on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Owner rather than to take the death benefit.

If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

..  Your Beneficiary(ies) and you die at the same time.

.. Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due proof of your death is received by MetLife Investors USA.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

..  have all the remaining rights and powers under a Contract, and

..  be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

FEDERAL INCOME TAX STATUS

FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a "Qualified Contract". The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the Contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract".

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the

"investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. Under certain immediate income annuities providing for substantially equal payments made at least annually

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

In general, the amount of each payment under a Variable Annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Variable Annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information and "Federal Income Tax Status" for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax advisor as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the Contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the Contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.



TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


SECTION 457(B) PLANS. An eligible 457 Plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) Plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the Contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Funds to foreign jurisdictions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of a

Variable Annuity Contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the Variable Annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a Variable Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. MetLife Investors USA will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

LEGAL PROCEEDINGS

MetLife Investors USA like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the Contracts.

ADDITIONAL INFORMATION



You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2006, which provides more detailed information about the Contracts, may also be obtained. The table of contents for the Statement of Additional Information is listed below.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.



TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   The Insurance Company
   Net Investment Factor
   Annuity Payments
   Underwriters, Distribution of the Contracts

   Calculation of Performance

   Tax Status of the Contracts
   Voting Rights
   Safekeeping of Securities
   Servicing Agent
   Experts


   Regulation of MetLife Investors USA
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account.


                                                     AUV at   AUV at  Accum.
                                                    Beginning End of Units End
                                                    of Period Period of Period
 -----------------------------------------------------------------------------
 AIM V.I. - CAPITAL APPRECIATION FUND - SERIES 1
    09/14/1999    to    12/31/1999                     4.57    6.52      3,366
    01/01/2000    to    12/31/2000                     6.52    5.36    151,690
    01/01/2001    to    12/31/2001                     5.36    4.49    236,958
    01/01/2002    to    12/31/2002                     4.49    3.35    213,116
    01/01/2003    to    12/31/2003                     3.35    4.28    187,203
    01/01/2004    to    12/31/2004                     4.28    4.49    160,011
    01/01/2005    to    12/31/2005                     4.49    4.82    146,864
 -----------------------------------------------------------------------------
 AIM V.I. - INTERNATIONAL GROWTH FUND - SERIES 1
    09/14/1999    to    12/31/1999                     4.57    6.99      4,827
    01/01/2000    to    12/31/2000                     6.99    5.00    156,400
    01/01/2001    to    12/31/2001                     5.00    3.97    189,032
    01/01/2002    to    12/31/2002                     3.97    3.30    168,593
    01/01/2003    to    12/31/2003                     3.30    4.20    157,713
    01/01/2004    to    12/31/2004                     4.20    5.14    149,241
    01/01/2005    to    12/31/2005                     5.14    5.97    140,508
 -----------------------------------------------------------------------------
 ALGER AMERICAN SMALL CAPITALIZATION FUND - CLASS O
    01/01/1995    to    12/31/1995                     5.00    6.54    160,410
    01/01/1996    to    12/31/1996                     6.54    6.73    971,829
    01/01/1997    to    12/31/1997                     6.73    7.40  2,151,445
    01/01/1998    to    12/31/1998                     7.40    8.43  2,197,128
    01/01/1999    to    12/31/1999                     8.43   11.93  2,180,116
    01/01/2000    to    12/31/2000                    11.93    8.56  2,258,099
    01/01/2001    to    12/31/2001                     8.56    5.95  2,037,424
    01/01/2002    to    12/31/2002                     5.95    4.33  1,730,520
    01/01/2003    to    12/31/2003                     4.33    6.08  1,470,579
    01/01/2004    to    12/31/2004                     6.08    6.98  1,240,855
    01/01/2005    to    12/31/2005                     6.98    8.05    999,995
 -----------------------------------------------------------------------------
 DWS (FORMERLY SCUDDER SVS II) INTERNATIONAL VIP - CLASS A
    01/01/2000    to    12/31/2000                    12.69    9.80    111,129
    01/01/2001    to    12/31/2001                     9.80    6.68     94,459
    01/01/2002    to    12/31/2002                     6.68    5.38     76,437
    01/01/2003    to    12/31/2003                     5.38    6.77     63,784
    01/01/2004    to    12/31/2004                     6.77    7.78     52,737
    01/01/2005    to    12/31/2005                     7.78    8.91     46,069
 -----------------------------------------------------------------------------

                                                 AUV at   AUV at  Accum.
                                                Beginning End of Units End
                                                of Period Period of Period
     ---------------------------------------------------------------------
     FIDELITY VIP ASSET MANAGER - INITIAL CLASS
        07/31/1992    to    07/31/1993             5.00    5.15     29,553
        07/31/1993    to    12/31/1993             5.15    5.62    530,812
        01/01/1994    to    12/31/1994             5.62    5.21  1,512,171
        01/01/1995    to    12/31/1995             5.21    6.02  1,685,266
        01/01/1996    to    12/31/1996             6.02    6.81  2,028,526
        01/01/1997    to    12/31/1997             6.81    8.12  2,938,054
        01/01/1998    to    12/31/1998             8.12    9.21  4,090,665
        01/01/1999    to    12/31/1999             9.21   10.09  4,750,510
        01/01/2000    to    12/31/2000            10.09    9.56  4,778,120
        01/01/2001    to    12/31/2001             9.56    9.04  4,283,516
        01/01/2002    to    12/31/2002             9.04    8.13  3,489,910
        01/01/2003    to    12/31/2003             8.13    9.46  3,028,554
        01/01/2004    to    12/31/2004             9.46    9.84  2,548,813
        01/01/2005    to    12/31/2005             9.84   10.10  2,054,166
     ---------------------------------------------------------------------
     FIDELITY VIP CONTRAFUND - INITIAL CLASS
        01/01/1995    to    12/31/1995             5.00    6.29    143,884
        01/01/1996    to    12/31/1996             6.29    7.54    958,041
        01/01/1997    to    12/31/1997             7.54    9.24  1,994,941
        01/01/1998    to    12/31/1998             9.24   11.84  2,657,040
        01/01/1999    to    12/31/1999            11.84   14.51  3,199,511
        01/01/2000    to    12/31/2000            14.51   13.36  3,420,145
        01/01/2001    to    12/31/2001            13.36   11.59  3,116,969
        01/01/2002    to    12/31/2002            11.59   10.34  2,666,132
        01/01/2003    to    12/31/2003            10.34   13.09  2,288,259
        01/01/2004    to    12/31/2004            13.09   14.91  1,979,787
        01/01/2005    to    12/31/2005            14.91   17.19  1,696,962
     ---------------------------------------------------------------------
     FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
        01/01/1995    to    12/31/1995             5.00    6.13     82,578
        01/01/1996    to    12/31/1996             6.13    6.93    841,369
        01/01/1997    to    12/31/1997             6.93    8.76  1,995,080
        01/01/1998    to    12/31/1998             8.76    9.64  3,081,496
        01/01/1999    to    12/31/1999             9.64   10.11  3,611,711
        01/01/2000    to    12/31/2000            10.11   10.81  3,523,619
        01/01/2001    to    12/31/2001            10.81   10.13  3,242,873
        01/01/2002    to    12/31/2002            10.13    8.30  2,727,566
        01/01/2003    to    12/31/2003             8.30   10.67  2,369,870
        01/01/2004    to    12/31/2004            10.67   11.73  2,015,346
        01/01/2005    to    12/31/2005            11.73   12.25  1,681,844
     ---------------------------------------------------------------------

                                                 AUV at   AUV at  Accum.
                                                Beginning End of Units End
                                                of Period Period of Period
      --------------------------------------------------------------------
      FIDELITY VIP GROWTH - INITIAL CLASS
         07/31/1992    to    07/31/1993            5.00    5.06     13,036
         07/31/1993    to    12/31/1993            5.06    5.40    137,659
         01/01/1994    to    12/31/1994            5.40    5.33    572,475
         01/01/1995    to    12/31/1995            5.33    7.13  1,060,880
         01/01/1996    to    12/31/1996            7.13    8.08  1,630,607
         01/01/1997    to    12/31/1997            8.08    9.84  3,235,749
         01/01/1998    to    12/31/1998            9.84   13.54  3,519,502
         01/01/1999    to    12/31/1999           13.54   18.36  4,069,842
         01/01/2000    to    12/31/2000           18.36   16.12  4,482,222
         01/01/2001    to    12/31/2001           16.12   13.09  4,015,276
         01/01/2002    to    12/31/2002           13.09    9.02  3,333,818
         01/01/2003    to    12/31/2003            9.02   11.82  2,818,089
         01/01/2004    to    12/31/2004           11.82   12.05  2,398,779
         01/01/2005    to    12/31/2005           12.05   12.56  1,960,055
      --------------------------------------------------------------------
      FIDELITY VIP INDEX 500 - INITIAL CLASS
         07/31/1992    to    07/31/1993            5.00    4.97      2,334
         07/31/1993    to    12/31/1993            4.97    5.20     18,156
         01/01/1994    to    12/31/1994            5.20    5.19     62,365
         01/01/1995    to    12/31/1995            5.19    7.04    193,815
         01/01/1996    to    12/31/1996            7.04    8.54    765,927
         01/01/1997    to    12/31/1997            8.54   11.19  2,158,776
         01/01/1998    to    12/31/1998           11.19   14.16  3,284,544
         01/01/1999    to    12/31/1999           14.16   16.83  4,254,649
         01/01/2000    to    12/31/2000           16.83   15.05  4,487,695
         01/01/2001    to    12/31/2001           15.05   13.04  4,050,157
         01/01/2002    to    12/31/2002           13.04   10.00  3,353,659
         01/01/2003    to    12/31/2003           10.00   12.66         13
         01/01/2004    to    12/31/2004           12.66   13.81        586
         01/01/2005    to    12/31/2005           13.81   14.28          0
      --------------------------------------------------------------------
      FIDELITY VIP MONEY MARKET - INITIAL CLASS
         01/01/1994    to    12/31/1994            5.00    5.16     56,980
         01/01/1995    to    12/31/1995            5.16    5.40    503,406
         01/01/1996    to    12/31/1996            5.40    5.62  1,289,197
         01/01/1997    to    12/31/1997            5.62    5.84  1,947,261
         01/01/1998    to    12/31/1998            5.84    6.08  2,213,838
         01/01/1999    to    12/31/1999            6.08    6.29  2,274,077
         01/01/2000    to    12/31/2000            6.29    6.58  1,653,605
         01/01/2001    to    12/31/2001            6.58    6.76  1,735,628
         01/01/2002    to    12/31/2002            6.76    6.78  1,298,983
         01/01/2003    to    12/31/2003            6.78    6.76    820,898
         01/01/2004    to    12/31/2004            6.76    6.74    600,113
         01/01/2005    to    12/31/2005            6.74    6.85    505,524
      --------------------------------------------------------------------

                                                   AUV at   AUV at  Accum.
                                                  Beginning End of Units End
                                                  of Period Period of Period
   -------------------------------------------------------------------------
   FIDELITY VIP OVERSEAS - INITIAL CLASS
      07/31/1992    to    07/31/1993                 5.00    5.12        491
      07/31/1993    to    12/31/1993                 5.12    5.64     19,426
      01/01/1994    to    12/31/1994                 5.64    5.67    190,222
      01/01/1995    to    12/31/1995                 5.67    6.14    217,681
      01/01/1996    to    12/31/1996                 6.14    6.86    352,179
      01/01/1997    to    12/31/1997                 6.86    7.56    672,079
      01/01/1998    to    12/31/1998                 7.56    8.40    820,339
      01/01/1999    to    12/31/1999                 8.40   11.82    899,318
      01/01/2000    to    12/31/2000                11.82    9.43  1,080,859
      01/01/2001    to    12/31/2001                 9.43    7.33    996,908
      01/01/2002    to    12/31/2002                 7.33    5.76    827,854
      01/01/2003    to    12/31/2003                 5.76    8.14    694,540
      01/01/2004    to    12/31/2004                 8.14    9.12    593,052
      01/01/2005    to    12/31/2005                 9.12   10.71    488,455
   -------------------------------------------------------------------------
   MIST - J.P. MORGAN QUALITY BOND - CLASS A
      07/31/1989    to    07/31/1990                 5.77    5.90    165,670
      07/31/1990    to    07/31/1991                 5.90    6.27    196,869
      07/31/1991    to    07/31/1992                 6.27    7.07    200,717
      07/31/1992    to    07/31/1993                 7.07    7.66    273,039
      07/31/1993    to    12/31/1993                 7.66    7.78    300,456
      01/01/1994    to    12/31/1994                 7.78    7.42     87,668
      01/01/1995    to    12/31/1995                 7.42    8.55    106,554
      01/01/1996    to    12/31/1996                 8.55    8.68    170,250
      01/01/1997    to    12/31/1997                 8.68    9.35    368,291
      01/01/1998    to    12/31/1998                 9.35    9.91    885,623
      01/01/1999    to    12/31/1999                 9.91    9.52  1,121,069
      01/01/2000    to    12/31/2000                 9.52   10.26  1,033,278
      01/01/2001    to    12/31/2001                10.26   10.86  1,029,054
      01/01/2002    to    12/31/2002                10.86   11.66  1,044,513
      01/01/2003    to    12/31/2003                11.66   11.96    803,281
      01/01/2004    to    11/19/2004                11.96   12.27      3,511
   -------------------------------------------------------------------------
   MIST - LORD ABBETT BOND DEBENTURE - CLASS A
      05/01/2002    to    12/31/2002                 4.73    4.65     23,392
      01/01/2003    to    12/31/2003                 4.65    5.48     70,675
      01/01/2004    to    12/31/2004                 5.48    5.86    108,877
      01/01/2005    to    12/31/2005                 5.86    5.88    107,161
   -------------------------------------------------------------------------
   MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
      07/31/1989    to    07/31/1990                 6.69    6.26    548,763
      07/31/1990    to    07/31/1991                 6.26    6.84    702,432
      07/31/1991    to    07/31/1992                 6.84    7.70    947,360
      07/31/1992    to    07/31/1993                 7.70    8.27  1,458,128
   -------------------------------------------------------------------------

                                                            AUV at   AUV at  Accum.
                                                           Beginning End of Units End
                                                           of Period Period of Period
-------------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH AND INCOME - CLASS A (CONTINUED)
   07/31/1993    to    12/31/1993                             8.27    8.70  1,681,080
   01/01/1994    to    12/31/1994                             8.70    8.85    445,269
   01/01/1995    to    12/31/1995                             8.85   11.46    538,113
   01/01/1996    to    12/31/1996                            11.46   13.77    869,412
   01/01/1997    to    12/31/1997                            13.77   17.28  1,765,484
   01/01/1998    to    12/31/1998                            17.28   18.77  2,610,579
   01/01/1999    to    12/31/1999                            18.77   20.15  2,960,147
   01/01/2000    to    12/31/2000                            20.15   21.86  2,919,929
   01/01/2001    to    12/31/2001                            21.86   21.56  2,708,416
   01/01/2002    to    12/31/2002                            21.56   17.44  2,255,532
   01/01/2003    to    12/31/2003                            17.44   22.54  1,950,704
   01/01/2004    to    12/31/2004                            22.54   25.10  1,759,675
   01/01/2005    to    12/31/2005                            25.10   25.66  1,432,446
-------------------------------------------------------------------------------------
MIST - MET/PUTNAM RESEARCH - CLASS A
   01/01/2001    to    12/31/2001                             6.58    7.05  1,424,800
   01/01/2002    to    12/31/2002                             7.05    5.52  1,116,952
   01/01/2003    to    12/31/2003                             5.52    6.78    891,429
   01/01/2004    to    11/18/2004                             6.78    6.90      2,078
-------------------------------------------------------------------------------------
MIST - MFS RESEARCH INTERNATIONAL - CLASS A
   05/01/2004    to    12/31/2004                                -   11.27          0
   01/01/2005    to    12/31/2005                            11.27   12.97          0
-------------------------------------------------------------------------------------
MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS A
   05/01/2004    to    12/31/2004                             9.63   10.24  1,786,011
   01/01/2005    to    12/31/2005                            10.24   10.60    424,128
-------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   01/01/2001    to    12/31/2001                             7.11    7.09  1,791,686
   01/01/2002    to    12/31/2002                             7.09    7.66  1,613,018
   01/01/2003    to    12/31/2003                             7.66    7.90  1,310,778
   01/01/2004    to    12/31/2004                             7.90    8.19  2,100,190
   01/01/2005    to    12/31/2005                             8.19    8.28  1,757,020
-------------------------------------------------------------------------------------
MSF - BLACKROCK MONEY MARKET - CLASS A
   05/01/2004    to    12/31/2004                            23.13   23.09      1,856
   01/01/2005    to    12/31/2005                            23.09   23.43      1,819
-------------------------------------------------------------------------------------
MSF - FI INTERNATIONAL STOCK - CLASS A
   01/01/2000    to    12/31/2000                                -    4.45     47,757
   01/01/2001    to    12/31/2001                             4.45    3.48     94,368
   01/01/2002    to    12/31/2002                             3.48    2.83     97,675
   01/01/2003    to    12/31/2003                             2.83    3.58    102,075
   01/01/2004    to    12/31/2004                             3.58    4.17    120,078
   01/01/2005    to    12/31/2005                             4.17    4.85    140,779
-------------------------------------------------------------------------------------

                                                   AUV at   AUV at  Accum.
                                                  Beginning End of Units End
                                                  of Period Period of Period
   -------------------------------------------------------------------------
   MSF - FI MID CAP OPPORTUNITIES - CLASS A
      01/01/2000    to    12/31/2000                    -    3.35    325,036
      01/01/2001    to    12/31/2001                 3.35    2.07    501,084
      01/01/2002    to    12/31/2002                 2.07    1.45    486,103
      01/01/2003    to    12/31/2003                 1.45    1.92    472,999
      01/01/2004    to    12/31/2004                 1.92    2.22    481,498
      01/01/2005    to    12/31/2005                 2.22    2.34    403,505
   -------------------------------------------------------------------------
   MSF - JENNISON GROWTH - CLASS A
      05/01/2005    to    12/31/2005                    -    2.42    152,268
   -------------------------------------------------------------------------
   MSF - MET/PUTNAM VOYAGER - CLASS A
   (NOW MSF - JENNISON GROWTH - CLASS A)
      01/01/2000    to    12/31/2000                    -    3.54     86,274
      01/01/2001    to    12/31/2001                 3.54    2.42    190,680
      01/01/2002    to    12/31/2002                 2.42    1.69    192,732
      01/01/2003    to    12/31/2003                 1.69    2.10    199,325
      01/01/2004    to    12/31/2004                 2.10    2.18    183,002
      01/01/2005    to    04/29/2005                 2.18    2.00    186,084
   -------------------------------------------------------------------------
   MSF - LOOMIS SAYLES HIGH YIELD BOND
      01/01/2000    to    12/31/2000                    -    4.78      6,676
      01/01/2001    to    12/31/2001                 4.78    4.66     17,973
   -------------------------------------------------------------------------
   MSF - METLIFE STOCK INDEX - CLASS A
      05/01/2003    to    12/31/2003                29.21   35.45  1,015,817
      01/01/2004    to    12/31/2004                35.45   38.66    863,936
      01/01/2005    to    12/31/2005                38.66   39.91    703,367
   -------------------------------------------------------------------------
   MSF - MFS TOTAL RETURN - CLASS A
      05/01/2004    to    12/31/2004                38.70   42.15      3,318
      01/01/2005    to    12/31/2005                42.15   42.86      6,001
   -------------------------------------------------------------------------
   MSF - RUSSELL 2000 INDEX - CLASS A
      01/01/2000    to    12/31/2000                    -    4.59     40,074
      01/01/2001    to    12/31/2001                 4.59    4.56     89,476
      01/01/2002    to    12/31/2002                 4.56    3.58    105,781
      01/01/2003    to    12/31/2003                 3.58    5.15    106,607
      01/01/2004    to    12/31/2004                 5.15    5.98    141,497
      01/01/2005    to    12/31/2005                 5.98    6.17    116,028
   -------------------------------------------------------------------------
   MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
      05/01/2004    to    12/31/2004                12.53   13.38      8,458
      01/01/2005    to    12/31/2005                13.38   14.64     13,730
   -------------------------------------------------------------------------
   U.S. GOVERNMENT INCOME SERIES
      01/01/1995    to    12/31/1995                 5.00    5.43     19,715
   -------------------------------------------------------------------------



DISCONTINUED INVESTMENT PORTFOLIOS. The following Funds are no longer available for allocations of new purchase payments or transfers of account value: (a) Fidelity Variable Insurance Products: VIP Index 500 Portfolio (Initial Class) (closed August 15, 2003); (b) Alger American Funds: Small Capitalization Fund (Class O) (closed May 1, 2004); (c) Fidelity Variable Insurance Products: VIP Asset Manager Portfolio (Initial Class) (closed May 1, 2004); (d) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed May 1,
2006) and AIM V.I. Core Equity Fund (Series I) (added and closed May 1, 2006).

APPENDIX B
FUNDS AVAILABLE WITH YOUR CONTRACT
If you purchased the INVESTORS CHOICE ANNUITY, the following Funds are available:

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


   VIP Contrafund(R) Portfolio

   VIP Equity-Income Portfolio

   VIP Growth Portfolio

   VIP Money Market Portfolio
   VIP Overseas Portfolio



MET INVESTORS SERIES TRUST (CLASS A)

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio


   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)



   FI International Stock Portfolio
   FI Mid Cap Opportunities Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

If you purchased the CAPITAL STRATEGIST ANNUITY, the following Funds are available:


AIM VARIABLE INSURANCE FUNDS (SERIES I)




   AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   VIP Growth Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   BlackRock Money Market Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   T. Rowe Price Small Cap Growth Portfolio


CLOSED PORTFOLIOS FOR THIS PRODUCT*
   VIP Index 500 Portfolio (Initial Class 8/15/03
   AIM V.I. Capital Appreciation Fund (Series I) 5/1/06
   AIM V.I. Core Equity Fund (Series I) 5/1/06

--------------------------------------------------------------------------------

If you purchased the IMPRINT ANNUITY, the following Funds are available:

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


   VIP Contrafund(R) Portfolio
   VIP Growth Portfolio

   VIP Money Market Portfolio
   VIP Overseas Portfolio



MET INVESTORS SERIES TRUST (CLASS A)

   MFS(R) Research International Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

If you purchased the STRIVE ANNUITY, the following Funds are available:

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


   VIP Growth Portfolio

   VIP Money Market Portfolio
   VIP Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

--------------------------------------------------------------------------------

* These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).

                      STATEMENT OF ADDITIONAL INFORMATION

                     INDIVIDUAL FLEXIBLE PAYMENT VARIABLE

                               ANNUITY CONTRACTS

                                   ISSUED BY

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                      AND

                    METLIFE INVESTORS USA INSURANCE COMPANY


                                  MAY 1, 2006

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS, DATED MAY 1, 2006, MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO METLIFE INVESTORS USA INSURANCE COMPANY, 5 PARK PLAZA, SUITE 1900, IRVINE, CALIFORNIA 92614 OR BY TELEPHONING (800) 989-3752.



SAI-USAINVESTORS CHOICE 06

                TABLE OF CONTENTS                        PAGE

                THE INSURANCE COMPANY...................... 3

                NET INVESTMENT FACTOR                       3

                ANNUITY PAYMENTS                            3

                UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS 4

                CALCULATION OF PERFORMANCE                  5

                TAX STATUS OF THE CONTRACTS                 5

                VOTING RIGHTS                               6

                SAFEKEEPING OF SECURITIES                   6

                SERVICING AGENT                             6

                EXPERTS                                     6

                REGULATION OF METLIFE INVESTORS USA         7

                FINANCIAL STATEMENTS                        8

THE INSURANCE COMPANY


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003425%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

BASIS OF VARIABLE BENEFITS

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

             YEAR OF BIRTH              AGE ADJUSTMENT
             BEFORE 1945                ACTUAL AGE
             1946 - 1965                Age Minus 1 Year
             1966 - 1985                Age Minus 2 Years
             1986 - 2005                Age Minus 3 Years

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR FIRST YEAR

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR SECOND AND SUBSEQUENT YEARS

As of each anniversary of the Annuity Date, MetLife Investors USA will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be MetLife Investors USA's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

ANNUITY UNIT VALUE

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

Information about the distribution of the contracts is contained in the prospectus. (See "Distributor.") Additional information is provided below.

The contracts are not currently offered for sale.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. In December 2004 MetLife Investors Distribution Company, a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:


                    ---------------------------------------
                                               AGGREGATE
                                               AMOUNT OF
                                              COMMISSIONS
                                 AGGREGATE    RETAINED BY
                                 AMOUNT OF    DISTRIBUTOR
                                COMMISSIONS  AFTER PAYMENTS
                                  PAID TO      TO SELLING
                    FISCAL YEAR DISTRIBUTOR      FIRMS
                    ---------------------------------------
                       2003     $169,179,314       $0
                    ---------------------------------------
                       2004     $183,550,302       $0
                    ---------------------------------------
                       2005     $176,095,864       $0
                    ---------------------------------------


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.

CALCULATION OF PERFORMANCE

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

   P (1 + T)/n/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any nonrecurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.


TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.




MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 701/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


VOTING RIGHTS
As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. MetLife Investors USA will send you and other Contract Owners, at a last know address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 30 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

Administrative services agreements have been entered into between MetLife Investors USA and each of MetLife Group, Inc and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account. MetLife Investors USA has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.

EXPERTS


The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.



The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.


REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 2000. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors USA Separate Account A (the Separate Account) of MetLife Investors USA Insurance Company as of December 31, 2005, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2005, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
St. Louis, Missouri
March 31, 2006

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                                                                    Met Investors
                                   -----------------------------------------------------------------------------------------
                                    Lord Abbett      Lord Abbett      Lord Abbett   Lord Abbett   Lord Abbett
                                    Growth and       Growth and          Bond          Bond         Growth      Lord Abbett
                                      Income           Income          Debenture     Debenture   Opportunities Mid-Cap Value
                                     Portfolio       Portfolio B       Portfolio    Portfolio B   Portfolio B   Portfolio B
                                   -------------    -------------    ------------- ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors):
Met Investors Lord Abbett Growth
 and Income Portfolio              $ 301,796,868    $           -    $           - $           - $           - $           -
  10,938,632 shares; cost
   $276,375,754
Met Investors Lord Abbett Growth
 and Income Portfolio B                        -      522,233,353                -             -             -             -
  19,045,709 shares; cost
   $456,836,258
Met Investors Lord Abbett Bond
 Debenture Portfolio                           -                -        3,406,944             -             -             -
  277,439 shares; cost $3,448,506
Met Investors Lord Abbett Bond
 Debenture Portfolio B                         -                -                -   299,607,650             -             -
  24,578,150 shares; cost
   $297,203,663
Met Investors Lord Abbett Growth
 Opportunities Portfolio B                     -                -                -             -       299,624             -
  29,843 shares; cost $319,252
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                             -                -                -             -             -       344,122
  15,445 shares; cost $356,531
Met Investors Lazard Mid-Cap
 Portfolio B                                   -                -                -             -             -             -
  9,124,613 shares; cost
   $112,968,973
Met Investors Met/AIM Small-Cap
 Growth Portfolio                              -                -                -             -             -             -
  51,550 shares; cost $674,473
                                   -------------    -------------    ------------- ------------- ------------- -------------
Total Investments                    301,796,868      522,233,353        3,406,944   299,607,650       299,624       344,122
Due From MetLife Investors
 Insurance Company                             -                -                -             -             -             -
Cash and Accounts Receivable                   -                -                -             -             -             -
                                   -------------    -------------    ------------- ------------- ------------- -------------
    Total Assets                     301,796,868      522,233,353        3,406,944   299,607,650       299,624       344,122
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       1               32                -            28            72           221
                                   -------------    -------------    ------------- ------------- ------------- -------------
NET ASSETS                         $ 301,796,867    $ 522,233,321    $   3,406,944 $ 299,607,622 $     299,552 $     343,901
                                   =============    =============    ============= ============= ============= =============
Outstanding Units                     10,810,129       10,828,479          265,814    17,636,059        30,352        14,110
Unit Fair Values                   $       25.66    $       40.97    $        5.88 $       16.56 $        9.63 $       23.23
                                              to               to               to            to            to            to
                                   $       83.02    $       49.03    $       18.28 $       17.27 $       10.06 $       25.27

                                   ----------------------
                                                    Met/AIM
                                      Lazard       Small-Cap
                                      Mid-Cap       Growth
                                    Portfolio B    Portfolio
                                   ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors):
Met Investors Lord Abbett Growth
 and Income Portfolio              $           - $           -
  10,938,632 shares; cost
   $276,375,754
Met Investors Lord Abbett Growth
 and Income Portfolio B                        -             -
  19,045,709 shares; cost
   $456,836,258
Met Investors Lord Abbett Bond
 Debenture Portfolio                           -             -
  277,439 shares; cost $3,448,506
Met Investors Lord Abbett Bond
 Debenture Portfolio B                         -             -
  24,578,150 shares; cost
   $297,203,663
Met Investors Lord Abbett Growth
 Opportunities Portfolio B                     -             -
  29,843 shares; cost $319,252
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                             -             -
  15,445 shares; cost $356,531
Met Investors Lazard Mid-Cap
 Portfolio B                         123,820,993             -
  9,124,613 shares; cost
   $112,968,973
Met Investors Met/AIM Small-Cap
 Growth Portfolio                              -       704,177
  51,550 shares; cost $674,473
                                   ------------- -------------
Total Investments                    123,820,993       704,177
Due From MetLife Investors
 Insurance Company                             -             -
Cash and Accounts Receivable                   -             -
                                   ------------- -------------
    Total Assets                     123,820,993       704,177
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       2             -
                                   ------------- -------------
NET ASSETS                         $ 123,820,991 $     704,177
                                   ============= =============
Outstanding Units                      8,655,654        53,445
Unit Fair Values                   $       13.95 $       13.17
                                              to            to
                                   $       14.52 $       13.43

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                                                                    Met Investors
                                   -----------------------------------------------------------------------------------------
                                      Met/AIM       Harris     Third Avenue  Third Avenue     Oppenheimer      Oppenheimer
                                     Small-Cap      Oakmark     Small-Cap     Small-Cap         Capital          Capital
                                      Growth     International    Value         Value         Appreciation     Appreciation
                                    Portfolio B   Portfolio B   Portfolio    Portfolio B       Portfolio       Portfolio B
                                   ------------- ------------- ------------- -------------    -------------    -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Met/AIM Small-Cap
 Growth Portfolio B                $ 169,765,152 $           - $           - $           -    $           -    $           -
  12,565,888 shares; cost
   $146,181,508
Met Investors Harris Oakmark
 International Portfolio B                     -   295,833,827             -             -                -                -
  18,363,366 shares; cost
   $233,388,418
Met Investors Third Ave Small-Cap
 Value Portfolio                               -             -     6,154,634             -                -                -
  370,538 shares; cost $5,337,981
Met Investors Third Ave Small-Cap
 Value Portfolio B                             -             -             -   318,676,274                -                -
  19,255,364 shares; cost
   $236,490,450
Met Investors Oppenheimer Capital
 Appreciation Portfolio                        -             -             -             -       16,229,734                -
  1,867,633 shares; cost
   $15,166,451
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                      -             -             -             -                -      354,118,356
  41,081,016 shares; cost
   $338,461,862
Met Investors Janus Aggressive
 Growth Portfolio B                            -             -             -             -                -                -
  14,861,667 shares; cost
   $104,222,472
Met Investors PIMCO Total Return
 Bond Portfolio                                -             -             -             -                -                -
  4,593,747 shares; cost
   $51,682,566
                                   ------------- ------------- ------------- -------------    -------------    -------------
Total Investments                    169,765,152   295,833,827     6,154,634   318,676,274       16,229,734      354,118,356
Due From MetLife Investors
 Insurance Company                             -             -             -             -                -                -
Cash and Accounts Receivable                   -             -             -             -                -                -
                                   ------------- ------------- ------------- -------------    -------------    -------------
    Total Assets                     169,765,152   295,833,827     6,154,634   318,676,274       16,229,734      354,118,356
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       -            38             3            29                1               36
                                   ------------- ------------- ------------- -------------    -------------    -------------
NET ASSETS                         $ 169,765,152 $ 295,833,789 $   6,154,631 $ 318,676,245    $  16,229,733    $ 354,118,320
                                   ============= ============= ============= =============    =============    =============
Outstanding Units                     13,192,731    18,995,708       373,791    19,722,318        1,520,722       41,507,591
Unit Fair Values                   $       12.54 $       15.18 $       16.46 $       15.81    $        8.81    $        8.31
                                              to            to            to            to               to               to
                                   $       13.06 $       15.81 $       16.74 $       16.37    $       10.70    $        8.67

                                   ----------------------
                                       Janus        PIMCO
                                    Aggressive   Total Return
                                      Growth         Bond
                                    Portfolio B   Portfolio
                                   ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Met/AIM Small-Cap
 Growth Portfolio B                $           - $           -
  12,565,888 shares; cost
   $146,181,508
Met Investors Harris Oakmark
 International Portfolio B                     -             -
  18,363,366 shares; cost
   $233,388,418
Met Investors Third Ave Small-Cap
 Value Portfolio                               -             -
  370,538 shares; cost $5,337,981
Met Investors Third Ave Small-Cap
 Value Portfolio B                             -             -
  19,255,364 shares; cost
   $236,490,450
Met Investors Oppenheimer Capital
 Appreciation Portfolio                        -             -
  1,867,633 shares; cost
   $15,166,451
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                      -             -
  41,081,016 shares; cost
   $338,461,862
Met Investors Janus Aggressive
 Growth Portfolio B                  127,810,337             -
  14,861,667 shares; cost
   $104,222,472
Met Investors PIMCO Total Return
 Bond Portfolio                                -    53,287,472
  4,593,747 shares; cost
   $51,682,566
                                   ------------- -------------
Total Investments                    127,810,337    53,287,472
Due From MetLife Investors
 Insurance Company                             -             -
Cash and Accounts Receivable                   -             -
                                   ------------- -------------
    Total Assets                     127,810,337    53,287,472
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       3             -
                                   ------------- -------------
NET ASSETS                         $ 127,810,334 $  53,287,472
                                   ============= =============
Outstanding Units                     16,090,265     6,296,278
Unit Fair Values                   $        7.74 $        8.28
                                              to            to
                                   $        8.08 $       12.65

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                                                                    Met Investors
                                   ---------------------------------------------------------------------------------------------
                                      PIMCO                                            PIMCO      T. Rowe Price         MFS
                                   Total Return      RCM Global    RCM Global        Inflation       Mid-Cap         Research
                                       Bond          Technology    Technology      Protected Bond    Growth        International
                                   Portfolio B       Portfolio     Portfolio B      Portfolio B    Portfolio B       Portfolio
                                   -------------    ------------- -------------    -------------- -------------    -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors PIMCO Total Return
 Bond Portfolio B                  $ 365,465,639    $           - $           -    $           -  $           -    $           -
  31,779,621 shares; cost
   $364,316,860
Met Investors RCM Global
 Technology Portfolio                          -          763,445             -                -              -                -
  149,402 shares; cost $691,875
Met Investors RCM Global
 Technology Portfolio B                        -                -    48,291,164                -              -                -
  9,562,607 shares; cost
   $41,114,939
Met Investors PIMCO Inflation
 Protected Bond Portfolio B                    -                -             -      276,160,800              -                -
  25,665,502 shares; cost
   $273,683,242
Met Investors T. Rowe Price
 Mid-Cap Growth Portfolio B                    -                -             -                -    216,790,508                -
  25,869,989 shares; cost
   $165,933,579
Met Investors MFS Research
 International Portfolio                       -                -             -                -              -        1,855,211
  142,709 shares; cost $1,697,153
Met Investors MFS Research
 International Portfolio B                     -                -             -                -              -                -
  15,698,178 shares; cost
   $158,048,951
Met Investors Neuberger Berman
 Real Estate Portfolio B                       -                -             -                -              -                -
  5,119,325 shares; cost
   $57,628,981
                                   -------------    ------------- -------------    -------------  -------------    -------------
Total Investments                    365,465,639          763,445    48,291,164      276,160,800    216,790,508        1,855,211
Due From MetLife Investors
 Insurance Company                             -                1             -                -              -                1
Cash and Accounts Receivable                   -                -             -                -              -                -
                                   -------------    ------------- -------------    -------------  -------------    -------------
    Total Assets                     365,465,639          763,446    48,291,164      276,160,800    216,790,508        1,855,212
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                      43                -           116               48             31                -
                                   -------------    ------------- -------------    -------------  -------------    -------------
NET ASSETS                         $ 365,465,596    $     763,446 $  48,291,048    $ 276,160,752  $ 216,790,477    $   1,855,212
                                   =============    ============= =============    =============  =============    =============
Outstanding Units                     30,322,007          158,398    10,285,555       24,805,097     27,249,715          142,641
Unit Fair Values                   $       11.67    $        4.82 $        4.58    $       10.93  $        7.75    $       12.97
                                              to               to            to               to             to               to
                                   $       12.25    $        4.93 $        4.77    $       11.25  $        8.08    $       13.79

                                   -------------------
                                        MFS        Neuberger
                                     Research       Berman
                                   International  Real Estate
                                    Portfolio B   Portfolio B
                                   ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors PIMCO Total Return
 Bond Portfolio B                  $           - $           -
  31,779,621 shares; cost
   $364,316,860
Met Investors RCM Global
 Technology Portfolio                          -             -
  149,402 shares; cost $691,875
Met Investors RCM Global
 Technology Portfolio B                        -             -
  9,562,607 shares; cost
   $41,114,939
Met Investors PIMCO Inflation
 Protected Bond Portfolio B                    -             -
  25,665,502 shares; cost
   $273,683,242
Met Investors T. Rowe Price
 Mid-Cap Growth Portfolio B                    -             -
  25,869,989 shares; cost
   $165,933,579
Met Investors MFS Research
 International Portfolio                       -             -
  142,709 shares; cost $1,697,153
Met Investors MFS Research
 International Portfolio B           203,134,422             -
  15,698,178 shares; cost
   $158,048,951
Met Investors Neuberger Berman
 Real Estate Portfolio B                       -    72,233,678
  5,119,325 shares; cost
   $57,628,981
                                   ------------- -------------
Total Investments                    203,134,422    72,233,678
Due From MetLife Investors
 Insurance Company                             -             -
Cash and Accounts Receivable                   -             -
                                   ------------- -------------
    Total Assets                     203,134,422    72,233,678
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                      67           180
                                   ------------- -------------
NET ASSETS                         $ 203,134,355 $  72,233,498
                                   ============= =============
Outstanding Units                     15,996,541     5,060,098
Unit Fair Values                   $       12.30 $       14.11
                                              to            to
                                   $       12.91 $       14.36

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                                                                          Met Investors
                                        -------------------------------------------------------------------------------
                                           Turner        Goldman Sachs   Defensive     Moderate          Balanced
                                           Mid-Cap          Mid-Cap      Strategy      Strategy          Strategy
                                           Growth            Value        Fund of      Fund of           Fund of
                                         Portfolio B      Portfolio B     Fund B        Fund B            Fund B
                                        -------------    ------------- ------------- -------------    --------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Turner Mid-Cap Growth
 Portfolio B                            $  39,253,803    $           - $           - $           -    $            -
  3,246,799 shares; cost $32,545,755
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                                  -       96,097,106             -             -                 -
  7,657,140 shares; cost $87,865,729
Met Investors Defensive Strategy Fund
 of Fund B                                          -                -   270,290,217             -                 -
  26,267,271 shares; cost $263,311,304
Met Investors Moderate Strategy Fund
 of Fund B                                          -                -             -   866,351,414                 -
  81,963,237 shares; cost $829,685,272
Met Investors Balanced Strategy Fund of
 Fund B                                             -                -             -             -     2,673,665,829
  244,841,193 shares; cost
   $2,523,847,550
Met Investors Growth Strategy Fund of
 Fund B                                             -                -             -             -                 -
  203,289,127 shares; cost
   $2,143,466,431
Met Investors Aggressive Strategy Fund
 of Fund B                                          -                -             -             -                 -
  42,042,747 shares; cost $446,542,242
Met Investors Van Kampen Comstock
 Portfolio B                                        -                -             -             -                 -
  1,615,625 shares; cost $16,565,245
                                        -------------    ------------- ------------- -------------    --------------
Total Investments                          39,253,803       96,097,106   270,290,217   866,351,414     2,673,665,829
Due From MetLife Investors Insurance
 Company                                            -                -             -             -                 -
Cash and Accounts Receivable                        -                -             -             -                 -
                                        -------------    ------------- ------------- -------------    --------------
    Total Assets                           39,253,803       96,097,106   270,290,217   866,351,414     2,673,665,829
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                          205              115            15            40                 9
                                        -------------    ------------- ------------- -------------    --------------
NET ASSETS                              $  39,253,598    $  96,096,991 $ 270,290,202 $ 866,351,374    $2,673,665,820
                                        =============    ============= ============= =============    ==============
Outstanding Units                           3,230,076        7,266,539    26,019,030    81,402,093       244,234,395
Unit Fair Values                        $       12.01    $       13.08 $       10.30 $       10.56    $        10.86
                                                   to               to            to            to                to
                                        $       12.23    $       13.31 $       10.43 $       10.69    $        10.99

                                        ----------------------------------
                                            Growth      Aggressive
                                           Strategy      Strategy     Van Kampen
                                           Fund of       Fund of       Comstock
                                            Fund B        Fund B      Portfolio B
                                        -------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Turner Mid-Cap Growth
 Portfolio B                            $            - $           - $           -
  3,246,799 shares; cost $32,545,755
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                                   -             -             -
  7,657,140 shares; cost $87,865,729
Met Investors Defensive Strategy Fund
 of Fund B                                           -             -             -
  26,267,271 shares; cost $263,311,304
Met Investors Moderate Strategy Fund
 of Fund B                                           -             -             -
  81,963,237 shares; cost $829,685,272
Met Investors Balanced Strategy Fund of
 Fund B                                              -             -             -
  244,841,193 shares; cost
   $2,523,847,550
Met Investors Growth Strategy Fund of
 Fund B                                  2,317,496,053             -             -
  203,289,127 shares; cost
   $2,143,466,431
Met Investors Aggressive Strategy Fund
 of Fund B                                           -   491,059,280             -
  42,042,747 shares; cost $446,542,242
Met Investors Van Kampen Comstock
 Portfolio B                                         -             -    16,786,341
  1,615,625 shares; cost $16,565,245
                                        -------------- ------------- -------------
Total Investments                        2,317,496,053   491,059,280    16,786,341
Due From MetLife Investors Insurance
 Company                                             -             -             -
Cash and Accounts Receivable                         -             -             -
                                        -------------- ------------- -------------
    Total Assets                         2,317,496,053   491,059,280    16,786,341
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            31            41           290
                                        -------------- ------------- -------------
NET ASSETS                              $2,317,496,022 $ 491,059,239 $  16,786,051
                                        ============== ============= =============
Outstanding Units                          203,679,869    42,330,798     1,605,458
Unit Fair Values                        $        11.29 $       11.51 $       10.41
                                                    to            to            to
                                        $        11.43 $       11.65 $       10.48

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005


                                          Met Investors                                        AIM
                                   ---------------------------       -------------------------------------------------------
                                    Legg Mason       Met/Putnam
                                       Value           Capital          Premier      Capital        International    Basic
                                      Equity        Opportunities       Equity     Appreciation        Growth       Balanced
                                    Portfolio B      Portfolio B         Fund          Fund             Fund          Fund
                                   -------------    -------------    ------------- -------------    ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Legg Mason Value
 Equity Portfolio B                $   1,335,844    $           -    $           - $           -    $           - $           -
  125,431 shares; cost $1,344,569
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                     -                -                -             -                -             -
  0 shares; cost $0
AIM Variable Insurance Funds, Inc.
 (AIM):
AIM Premier Equity Fund                        -                -        1,236,131             -                -             -
  55,382 shares; cost $1,441,793
AIM Capital Appreciation Fund                  -                -                -       708,492                -             -
  28,707 shares; cost $743,140
AIM International Growth Fund                  -                -                -             -          839,473             -
  36,231 shares; cost $730,183
AIM Basic Balanced Fund                        -                -                -             -                -     1,025,137
  93,279 shares; cost $1,051,377
MFS Variable Insurance Trust
 (MFS):
MFS Research Series                            -                -                -             -                -             -
  20,524 shares; cost $337,448
MFS Investors Trust Series                     -                -                -             -                -             -
  8,537 shares; cost $148,751
                                   -------------    -------------    ------------- -------------    ------------- -------------
Total Investments                      1,335,844                -        1,236,131       708,492          839,473     1,025,137
Due From MetLife Investors
 Insurance Company                             -                -                -             -                1             -
Cash and Accounts Receivable                   -                -                -             -                -             -
                                   -------------    -------------    ------------- -------------    ------------- -------------
    Total Assets                       1,335,844                -        1,236,131       708,492          839,474     1,025,137
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                     134                -               19             1                -             2
                                   -------------    -------------    ------------- -------------    ------------- -------------
NET ASSETS                         $   1,335,710    $           -    $   1,236,112 $     708,491    $     839,474 $   1,025,135
                                   =============    =============    ============= =============    ============= =============
Outstanding Units                        125,789                -          317,256       146,864          140,508       210,112
Unit Fair Values                   $       10.61    $       14.65    $        3.90 $        4.82    $        5.97 $        4.88
                                              to               to
                                   $       10.63    $       17.71

                                               MFS
                                   ---------------------------

                                                   Investors
                                     Research        Trust
                                      Series        Series
                                   ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Legg Mason Value
 Equity Portfolio B                $           - $           -
  125,431 shares; cost $1,344,569
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                     -             -
  0 shares; cost $0
AIM Variable Insurance Funds, Inc.
 (AIM):
AIM Premier Equity Fund                        -             -
  55,382 shares; cost $1,441,793
AIM Capital Appreciation Fund                  -             -
  28,707 shares; cost $743,140
AIM International Growth Fund                  -             -
  36,231 shares; cost $730,183
AIM Basic Balanced Fund                        -             -
  93,279 shares; cost $1,051,377
MFS Variable Insurance Trust
 (MFS):
MFS Research Series                      336,792             -
  20,524 shares; cost $337,448
MFS Investors Trust Series                     -       164,684
  8,537 shares; cost $148,751
                                   ------------- -------------
Total Investments                        336,792       164,684
Due From MetLife Investors
 Insurance Company                             1             1
Cash and Accounts Receivable                   -             -
                                   ------------- -------------
    Total Assets                         336,793       164,685
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       -             -
                                   ------------- -------------
NET ASSETS                         $     336,793 $     164,685
                                   ============= =============
Outstanding Units                         71,636        36,118
Unit Fair Values                   $        4.70 $        4.56



See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                        MFS                                           Oppenheimer
                                   ------------- -----------------------------------------------------------------------------
                                                                                                 Main Street
                                        New        Main Street                      Strategic     Small-Cap
                                     Discovery   Growth & Income     Bond             Bond         Growth         Money
                                      Series          Fund           Fund             Fund          Fund          Fund
                                   ------------- --------------- -------------    ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
MFS Variable Insurance Trust
 (MFS), continued:
MFS New Discovery Series           $     208,682  $           -  $           -    $           - $           - $           -
  13,334 shares; cost $199,551
Oppenheimer Variable Account
 Funds (Oppenheimer):
Oppenheimer Main Street Growth
 & Income Fund                                 -        295,227              -                -             -             -
  13,549 shares; cost $278,740
Oppenheimer Bond Fund                          -              -        372,458                -             -             -
  33,285 shares; cost $363,885
Oppenheimer Strategic Bond Fund                -              -              -           48,415             -             -
  9,474 shares; cost $44,809
Oppenheimer Main Street Small-
 Cap Growth Fund                               -              -              -                -       190,081             -
  11,064 shares; cost $134,156
Oppenheimer Money Fund                         -              -              -                -             -       195,114
  195,114 shares; cost $195,114
Oppenheimer Capital Appreciation
 Fund                                          -              -              -                -             -             -
  0 shares; cost $0
Variable Insurance Products Fund,
 Fund II, and Fund III (Fidelity):
Fidelity Asset Manager Portfolio               -              -              -                -             -             -
  9,971,060 shares; cost
   $157,706,288
                                   -------------  -------------  -------------    ------------- ------------- -------------
Total Investments                        208,682        295,227        372,458           48,415       190,081       195,114
Due From MetLife Investors
 Insurance Company                             -              1              1                -             -           264
Cash and Accounts Receivable                   -              -              -                -             -             -
                                   -------------  -------------  -------------    ------------- ------------- -------------
    Total Assets                         208,682        295,228        372,459           48,415       190,081       195,378
LIABILITIES:
Due to MetLife Investors
 Insurance Company                             -              -              -                1             1             -
                                   -------------  -------------  -------------    ------------- ------------- -------------
NET ASSETS                         $     208,682  $     295,228  $     372,459    $      48,414 $     190,080 $     195,378
                                   =============  =============  =============    ============= ============= =============
Outstanding Units                         32,199         61,558         56,108            6,741        20,466        35,829
Unit Fair Values                   $        6.48  $        4.80  $        6.64    $        7.18 $        9.29 $        5.45


                                                   Fidelity
                                   --------      -------------

                                     Capital         Asset
                                   Appreciation     Manager
                                       Fund        Portfolio
                                   ------------- -------------
ASSETS:
Investments at Fair Value:
MFS Variable Insurance Trust
 (MFS), continued:
MFS New Discovery Series           $           - $           -
  13,334 shares; cost $199,551
Oppenheimer Variable Account
 Funds (Oppenheimer):
Oppenheimer Main Street Growth
 & Income Fund                                 -             -
  13,549 shares; cost $278,740
Oppenheimer Bond Fund                          -             -
  33,285 shares; cost $363,885
Oppenheimer Strategic Bond Fund                -             -
  9,474 shares; cost $44,809
Oppenheimer Main Street Small-
 Cap Growth Fund                               -             -
  11,064 shares; cost $134,156
Oppenheimer Money Fund                         -             -
  195,114 shares; cost $195,114
Oppenheimer Capital Appreciation
 Fund                                          -             -
  0 shares; cost $0
Variable Insurance Products Fund,
 Fund II, and Fund III (Fidelity):
Fidelity Asset Manager Portfolio               -   149,964,736
  9,971,060 shares; cost
   $157,706,288
                                   ------------- -------------
Total Investments                              -   149,964,736
Due From MetLife Investors
 Insurance Company                             -             -
Cash and Accounts Receivable                   -             -
                                   ------------- -------------
    Total Assets                               -   149,964,736
LIABILITIES:
Due to MetLife Investors
 Insurance Company                             -             1
                                   ------------- -------------
NET ASSETS                         $           - $ 149,964,735
                                   ============= =============
Outstanding Units                              -    14,833,146
Unit Fair Values                   $       66.58 $       10.03
                                              to            to
                                   $       72.34 $       10.20

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                                                                        Fidelity
                                     --------------------------------------------------------------------------------------
                                                                                                                  Money
                                        Growth      Contrafund     Overseas    Equity-Income   Index 500         Market
                                       Portfolio    Portfolio      Portfolio     Portfolio     Portfolio        Portfolio
                                     ------------- ------------- ------------- ------------- -------------    -------------
ASSETS:
Investments at Fair Value:
Variable Insurance Products Fund,
 Fund II, and Fund III (Fidelity),
 continued:
Fidelity Growth Portfolio            $ 231,030,572 $           - $           - $           - $           -    $           -
  6,855,507 shares; cost
   $260,154,771
Fidelity Contrafund Portfolio                    -   315,980,963             -             -             -                -
  10,183,080 shares; cost
   $218,142,803
Fidelity Overseas Portfolio                      -             -    11,307,290             -             -                -
  548,631 shares; cost $10,117,095
Fidelity Equity-Income Portfolio                 -             -             -    20,594,608             -                -
  807,949 shares; cost $18,737,832
Fidelity Index 500 Portfolio                     -             -             -             -   139,624,436                -
  984,102 shares; cost $125,077,273
Fidelity Money Market Portfolio                  -             -             -             -             -       31,496,481
  31,496,481 shares; cost
   $31,496,481
Fidelity Mid-Cap Portfolio B                     -             -             -             -             -                -
  0 shares; cost $0
Fidelity Contrafund Portfolio B                  -             -             -             -             -                -
  2,814 shares; cost $87,425
                                     ------------- ------------- ------------- ------------- -------------    -------------
Total Investments                      231,030,572   315,980,963    11,307,290    20,594,608   139,624,436       31,496,481
Due From MetLife Investors
 Insurance Company                               4             -             1             -            10               33
Cash and Accounts Receivable                     -             -             -             -             -                -
                                     ------------- ------------- ------------- ------------- -------------    -------------
    Total Assets                       231,030,576   315,980,963    11,307,291    20,594,608   139,624,446       31,496,514
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -             4             -             1             -                -
                                     ------------- ------------- ------------- ------------- -------------    -------------
NET ASSETS                           $ 231,030,576 $ 315,980,959 $  11,307,291 $  20,594,607 $ 139,624,446    $  31,496,514
                                     ============= ============= ============= ============= =============    =============
Outstanding Units                       18,327,783    18,306,992     1,115,424     1,681,844     9,738,122        4,560,029
Unit Fair Values                     $       12.57 $        9.69 $        9.36 $       12.25 $       14.28    $        6.85
                                                to            to            to                          to               to
                                     $       12.66 $       17.32 $       10.79               $       14.55    $        7.25

                                     -------------------------

                                        Mid-Cap     Contrafund
                                      Portfolio B   Portfolio B
                                     ------------- -------------
ASSETS:
Investments at Fair Value:
Variable Insurance Products Fund,
 Fund II, and Fund III (Fidelity),
 continued:
Fidelity Growth Portfolio            $           - $           -
  6,855,507 shares; cost
   $260,154,771
Fidelity Contrafund Portfolio                    -             -
  10,183,080 shares; cost
   $218,142,803
Fidelity Overseas Portfolio                      -             -
  548,631 shares; cost $10,117,095
Fidelity Equity-Income Portfolio                 -             -
  807,949 shares; cost $18,737,832
Fidelity Index 500 Portfolio                     -             -
  984,102 shares; cost $125,077,273
Fidelity Money Market Portfolio                  -             -
  31,496,481 shares; cost
   $31,496,481
Fidelity Mid-Cap Portfolio B                     -             -
  0 shares; cost $0
Fidelity Contrafund Portfolio B                  -        87,046
  2,814 shares; cost $87,425
                                     ------------- -------------
Total Investments                                -        87,046
Due From MetLife Investors
 Insurance Company                               -             -
Cash and Accounts Receivable                     -             -
                                     ------------- -------------
    Total Assets                                 -        87,046
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -            32
                                     ------------- -------------
NET ASSETS                           $           - $      87,014
                                     ============= =============
Outstanding Units                                -         2,419
Unit Fair Values                     $       31.55 $       33.90
                                                to            to
                                     $       32.45 $       37.22

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005


                                     Scudder I                                                MetLife
                                   ------------- ---------------------------------------------------------------------------
                                                                                  FI               FI
                                                      FI       Russell 2000  International    International     Stock
                                   International    Mid-Cap       Index          Stock            Stock         Index
                                     Portfolio     Portfolio    Portfolio      Portfolio       Portfolio B    Portfolio
                                   ------------- ------------- ------------- -------------    ------------- -------------
ASSETS:
Investments at Fair Value:
Scudder I:
Scudder International Portfolio    $  27,740,667 $           - $           - $           -    $           - $           -
  2,556,744 shares;
   cost $26,975,145
Metropolitan Series Funds, Inc.
 (MetLife):
MetLife FI Mid-Cap Portfolio                   -     4,104,053             -             -                -             -
  234,920 shares; cost $3,754,852
MetLife Russell 2000 Index
 Portfolio                                     -             -     7,123,561             -                -             -
  511,750 shares; cost $6,788,674
MetLife FI International Stock
 Portfolio                                     -             -             -       683,054                -             -
  50,672 shares; cost $538,598
MetLife FI International Stock
 Portfolio B                                   -             -             -             -                -             -
  0 shares; cost $0
MetLife Stock Index Portfolio                  -             -             -             -                -    79,692,276
  2,400,370 shares;
   cost $65,329,758
MetLife Stock Index Portfolio B                -             -             -             -                -             -
  6,849,690 shares;
   cost $187,742,475
MetLife BlackRock Legacy Large-
 Cap Growth                                    -             -             -             -                -             -
  20,423 shares; cost $409,301
                                   ------------- ------------- ------------- -------------    ------------- -------------
Total Investments                     27,740,667     4,104,053     7,123,561       683,054                -    79,692,276
Due From MetLife Investors
 Insurance Company                             1             -             -             1                -             6
Cash and Accounts Receivable                   -             -             -             -                -             -
                                   ------------- ------------- ------------- -------------    ------------- -------------
    Total Assets                      27,740,668     4,104,053     7,123,561       683,055                -    79,692,282
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       -             3             -             -                -             -
                                   ------------- ------------- ------------- -------------    ------------- -------------
NET ASSETS                         $  27,740,668 $   4,104,050 $   7,123,561 $     683,055    $           - $  79,692,282
                                   ============= ============= ============= =============    ============= =============
Outstanding Units                      3,098,930       579,118       508,847       140,779                -     1,986,282
Unit Fair Values                   $        8.91 $        2.34 $        6.17 $        4.85    $       14.55 $       39.91
                                              to            to            to                             to            to
                                   $        8.95 $       20.09 $       16.85                  $       16.91 $       43.18

                                   ----------------------
                                                      BlackRock
                                       Stock           Legacy
                                       Index          Large-Cap
                                    Portfolio B        Growth
                                   -------------    -------------
ASSETS:
Investments at Fair Value:
Scudder I:
Scudder International Portfolio    $           -    $           -
  2,556,744 shares;
   cost $26,975,145
Metropolitan Series Funds, Inc.
 (MetLife):
MetLife FI Mid-Cap Portfolio                   -                -
  234,920 shares; cost $3,754,852
MetLife Russell 2000 Index
 Portfolio                                     -                -
  511,750 shares; cost $6,788,674
MetLife FI International Stock
 Portfolio                                     -                -
  50,672 shares; cost $538,598
MetLife FI International Stock
 Portfolio B                                   -                -
  0 shares; cost $0
MetLife Stock Index Portfolio                  -                -
  2,400,370 shares;
   cost $65,329,758
MetLife Stock Index Portfolio B      221,998,445                -
  6,849,690 shares;
   cost $187,742,475
MetLife BlackRock Legacy Large-
 Cap Growth                                    -          443,191
  20,423 shares; cost $409,301
                                   -------------    -------------
Total Investments                    221,998,445          443,191
Due From MetLife Investors
 Insurance Company                             -                -
Cash and Accounts Receivable                   -                -
                                   -------------    -------------
    Total Assets                     221,998,445          443,191
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                      28                2
                                   -------------    -------------
NET ASSETS                         $ 221,998,417    $     443,189
                                   =============    =============
Outstanding Units                     19,154,664           16,067
Unit Fair Values                   $       11.29    $       27.57
                                              to               to
                                   $       11.75    $       29.03

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005


                                                                                        MetLife
                                   --------------------------------------------------------------------------------------
                                     BlackRock     BlackRock     BlackRock   Lehman Brothers Harris Oakmark    Morgan
                                     Strategic       Bond        Large-Cap      Aggregate      Large-Cap      Stanley
                                       Value        Income         Value       Bond Index        Value       EAFE Index
                                      Class A       Class A       Class A        Class A        Class A       Class A
                                   ------------- ------------- ------------- --------------- -------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds, Inc.
 (MetLife), continued:
MetLife BlackRock Strategic
 Value Class A                     $  11,283,337 $           - $           -  $           -  $           -  $           -
  607,938 shares; cost
   $10,420,772
MetLife BlackRock Bond Income
 Class A                                       -     3,363,790             -              -              -              -
  30,444 shares; cost $3,395,104
MetLife BlackRock Large-Cap
 Value Class A                                 -             -       959,194              -              -              -
  76,369 shares; cost $890,801
MetLife Lehman Brothers
 Aggregate Bond Index Class A                  -             -             -      3,972,358              -              -
  367,471 shares; cost $3,990,604
MetLife Harris Oakmark Large
 Cap Value Class A                             -             -             -              -      5,483,921              -
  418,940 shares; cost $5,197,115
MetLife Morgan Stanley EAFE
 Index Class A                                 -             -             -              -              -      8,127,890
  627,636 shares; cost $6,780,836
MetLife MFS Total Return
 Class A                                       -             -             -              -              -              -
  53,607 shares; cost $7,669,745
MetLife Mid-Cap Stock Index
 Class A                                       -             -             -              -              -              -
  547,429 shares; cost $6,905,917
                                   ------------- ------------- -------------  -------------  -------------  -------------
Total Investments                     11,283,337     3,363,790       959,194      3,972,358      5,483,921      8,127,890
Due From MetLife Investors
 Insurance Company                             -             -             1              -              -              -
Cash and Accounts Receivable                   -             -             -              -              -              -
                                   ------------- ------------- -------------  -------------  -------------  -------------
    Total Assets                      11,283,337     3,363,790       959,195      3,972,358      5,483,921      8,127,890
LIABILITIES:
Due to MetLife Investors
 Insurance Company                             1             8             -              -              -              -
                                   ------------- ------------- -------------  -------------  -------------  -------------
NET ASSETS                         $  11,283,336 $   3,363,782 $     959,195  $   3,972,358  $   5,483,921  $   8,127,890
                                   ============= ============= =============  =============  =============  =============
Outstanding Units                        598,942        69,533        77,212        300,648        423,013        636,754
Unit Fair Values                   $       18.84 $       47.73 $       12.42  $       13.19  $       12.96  $       12.76
                                              to            to            to             to             to             to
                                   $       19.32 $       53.50 $       12.63  $       13.63  $       13.39  $       13.19

                                   ----------------------------
                                        MFS
                                       Total        Mid-Cap
                                      Return      Stock Index
                                      Class A       Class A
                                   ------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds, Inc.
 (MetLife), continued:
MetLife BlackRock Strategic
 Value Class A                     $           - $           -
  607,938 shares; cost
   $10,420,772
MetLife BlackRock Bond Income
 Class A                                       -             -
  30,444 shares; cost $3,395,104
MetLife BlackRock Large-Cap
 Value Class A                                 -             -
  76,369 shares; cost $890,801
MetLife Lehman Brothers
 Aggregate Bond Index Class A                  -             -
  367,471 shares; cost $3,990,604
MetLife Harris Oakmark Large
 Cap Value Class A                             -             -
  418,940 shares; cost $5,197,115
MetLife Morgan Stanley EAFE
 Index Class A                                 -             -
  627,636 shares; cost $6,780,836
MetLife MFS Total Return
 Class A                               7,938,023             -
  53,607 shares; cost $7,669,745
MetLife Mid-Cap Stock Index
 Class A                                       -     7,899,399
  547,429 shares; cost $6,905,917
                                   ------------- -------------
Total Investments                      7,938,023     7,899,399
Due From MetLife Investors
 Insurance Company                            34             -
Cash and Accounts Receivable                   -             -
                                   ------------- -------------
    Total Assets                       7,938,057     7,899,399
LIABILITIES:
Due to MetLife Investors
 Insurance Company                             -             1
                                   ------------- -------------
NET ASSETS                         $   7,938,057 $   7,899,398
                                   ============= =============
Outstanding Units                        183,329       538,128
Unit Fair Values                   $       42.86 $       14.67
                                              to            to
                                   $       47.15 $       15.04

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                                                                        MetLife
                                    -----------------------------------------------------------------------------------
                                        Davis         Davis        Harris        Harris
                                       Venture       Venture       Oakmark       Oakmark      Jennison      Jennison
                                        Value         Value     Focused Value Focused Value    Growth        Growth
                                        Fund         Fund E        Fund A        Fund B      Portfolio A   Portfolio B
                                    ------------- ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds, Inc.
 (MetLife), continued:
MetLife Davis Venture Value Fund    $   6,133,833 $           - $           - $           - $           - $           -
  198,442 shares; cost $5,484,118
MetLife Davis Venture Value Fund E              -   568,639,391             -             -             -             -
  18,486,326 shares; cost
   $470,259,091
MetLife Harris Oakmark Focused
 Value Fund A                                   -             -    21,448,400             -             -             -
  80,885 shares; cost $18,973,153
MetLife Harris Oakmark Focused
 Value Fund B                                   -             -             -   377,617,919             -             -
  1,450,480 shares; cost
   $302,747,185
MetLife Jennison Growth Portfolio A             -             -             -             -       368,071             -
  29,731 shares; cost $302,993
MetLife Jennison Growth Portfolio B             -             -             -             -             -   183,756,013
  14,903,164 shares; cost
   $150,238,115
MetLife BlackRock Money Market
 Portfolio A                                    -             -             -             -             -             -
  426 shares; cost $42,532
MetLife BlackRock Money Market
 Portfolio B                                    -             -             -             -             -             -
  1,237,430 shares; cost
   $123,743,018
                                    ------------- ------------- ------------- ------------- ------------- -------------
Total Investments                       6,133,833   568,639,391    21,448,400   377,617,919       368,071   183,756,013
Due From MetLife Investors
 Insurance Company                              1             -             -             -             -             -
Cash and Accounts Receivable                    -             -             -             -             -             -
                                    ------------- ------------- ------------- ------------- ------------- -------------
    Total Assets                        6,133,834   568,639,391    21,448,400   377,617,919       368,071   183,756,013
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            31            17            39             1            41
                                    ------------- ------------- ------------- ------------- ------------- -------------
NET ASSETS                          $   6,133,834 $ 568,639,360 $  21,448,383 $ 377,617,880 $     368,070 $ 183,755,972
                                    ============= ============= ============= ============= ============= =============
Outstanding Units                         177,847    44,430,046       579,120    23,363,834       152,268    15,807,330
Unit Fair Values                    $       34.46 $       12.46 $       37.02 $       15.75 $        2.42 $       11.37
                                               to            to            to            to                          to
                                    $       36.27 $       13.00 $       39.25 $       16.43               $       11.78

                                    ----------------------------
                                      BlackRock     BlackRock
                                        Money         Money
                                       Market        Market
                                     Portfolio A   Portfolio B
                                    ------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds, Inc.
 (MetLife), continued:
MetLife Davis Venture Value Fund    $           - $           -
  198,442 shares; cost $5,484,118
MetLife Davis Venture Value Fund E              -             -
  18,486,326 shares; cost
   $470,259,091
MetLife Harris Oakmark Focused
 Value Fund A                                   -             -
  80,885 shares; cost $18,973,153
MetLife Harris Oakmark Focused
 Value Fund B                                   -             -
  1,450,480 shares; cost
   $302,747,185
MetLife Jennison Growth Portfolio A             -             -
  29,731 shares; cost $302,993
MetLife Jennison Growth Portfolio B             -             -
  14,903,164 shares; cost
   $150,238,115
MetLife BlackRock Money Market
 Portfolio A                               42,532             -
  426 shares; cost $42,532
MetLife BlackRock Money Market
 Portfolio B                                    -   123,743,018
  1,237,430 shares; cost
   $123,743,018
                                    ------------- -------------
Total Investments                          42,532   123,743,018
Due From MetLife Investors
 Insurance Company                             86            21
Cash and Accounts Receivable                    -             -
                                    ------------- -------------
    Total Assets                           42,618   123,743,039
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -             -
                                    ------------- -------------
NET ASSETS                          $      42,618 $ 123,743,039
                                    ============= =============
Outstanding Units                           1,819    12,429,599
Unit Fair Values                    $       23.43 $        9.70
                                                             to
                                                  $       10.12

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                                     MetLife                                                    Van Kampen
                                   -------------------------------------------     -----------------------------------------------
                                   T. Rowe Price     Salomon       Oppenheimer
                                     Small-Cap      Brothers         Global          Emerging      Emerging
                                      Growth     U.S. Government     Equity           Growth        Growth         Enterprise
                                      Class A        Class B       Portfolio B         Fund         Fund B            Fund
                                   ------------- ---------------  -------------    ------------- -------------    -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Small-Cap
 Growth Class A                    $     932,544  $           -   $           -    $           - $           -    $           -
  61,635 shares; cost $821,413
MetLife Salomon Brothers
 U.S. Government Class B                       -      6,041,051               -                -             -                -
  496,797 shares; cost $6,033,196
MetLife Oppenheimer Global
 Equity Portfolio B                            -              -               -                -             -                -
  0 shares; cost $0
VanKampen LIT Funds
 (VanKampen):
Van Kampen Emerging Growth
 Fund                                          -              -               -          402,323             -                -
  14,364 shares; cost $458,910
Van Kampen Emerging Growth
 Fund B                                        -              -               -                -             -                -
  0 shares; cost $0
Van Kampen Enterprise Fund                     -              -               -                -             -          160,314
  10,980 shares; cost $164,914
Van Kampen Growth & Income
 Fund                                          -              -               -                -             -                -
  13,322 shares; cost $206,578
Van Kampen Growth & Income
 Fund B                                        -              -               -                -             -                -
  0 shares; cost $0
                                   -------------  -------------   -------------    ------------- -------------    -------------
Total Investments                        932,544      6,041,051               -          402,323             -          160,314
Due From MetLife Investors
 Insurance Company                             1              -               -                1             -                -
Cash and Accounts Receivable                   -              -               -                -             -                -
                                   -------------  -------------   -------------    ------------- -------------    -------------
    Total Assets                         932,545      6,041,051               -          402,324             -          160,314
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       -            268               -                -             -                1
                                   -------------  -------------   -------------    ------------- -------------    -------------
NET ASSETS                         $     932,545  $   6,040,783   $           -    $     402,324 $           -    $     160,313
                                   =============  =============   =============    ============= =============    =============
Outstanding Units                         63,311        391,235               -           88,859             -           43,297
Unit Fair Values                   $       14.64  $       14.20   $       16.10    $        4.53 $        4.61    $        3.70
                                              to             to              to                             to
                                   $       16.45  $       15.96   $       16.68                  $        4.81

                                   ----------------------

                                     Growth &      Growth &
                                      Income        Income
                                       Fund         Fund B
                                   ------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Small-Cap
 Growth Class A                    $           - $           -
  61,635 shares; cost $821,413
MetLife Salomon Brothers
 U.S. Government Class B                       -             -
  496,797 shares; cost $6,033,196
MetLife Oppenheimer Global
 Equity Portfolio B                            -             -
  0 shares; cost $0
VanKampen LIT Funds
 (VanKampen):
Van Kampen Emerging Growth
 Fund                                          -             -
  14,364 shares; cost $458,910
Van Kampen Emerging Growth
 Fund B                                        -             -
  0 shares; cost $0
Van Kampen Enterprise Fund                     -             -
  10,980 shares; cost $164,914
Van Kampen Growth & Income
 Fund                                    272,973             -
  13,322 shares; cost $206,578
Van Kampen Growth & Income
 Fund B                                        -             -
  0 shares; cost $0
                                   ------------- -------------
Total Investments                        272,973             -
Due From MetLife Investors
 Insurance Company                             -             -
Cash and Accounts Receivable                   -             -
                                   ------------- -------------
    Total Assets                         272,973             -
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       -             -
                                   ------------- -------------
NET ASSETS                         $     272,973 $           -
                                   ============= =============
Outstanding Units                         43,633             -
Unit Fair Values                   $        6.26 $       12.16
                                                            to
                                                 $       12.42

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                                   Van Kampen                  Federated                      Neuberger
                                                   -----------    -----------------------------------       -------------

                                                                    Equity       High Income      Growth
                                                    Comstock        Income          Bond         Strategic  Genesis Trust
                                                     Fund B          Fund           Fund           Fund        Class A
                                                   -----------    -----------    -----------    ----------- -------------
ASSETS:
Investments at Fair Value:
Van Kampen LIT Funds (Van Kampen), continued:
Van Kampen LIT Comstock Fund B                     $         -    $         -    $         -    $         -  $         -
  0 shares; cost $0
Federated Investors Insurance Company (Federated):
Federated Equity Income Fund                                 -         86,265              -              -            -
  6,357 shares; cost $81,057
Federated High Income Bond Fund                              -              -        132,651              -            -
  17,138 shares; cost $133,610
Federated Growth Strategic Fund                              -              -              -        188,802            -
  7,970 shares; cost $223,545
Neuberger:
Neuberger Genesis Trust Class A                              -              -              -              -       14,019
  287 shares; cost $8,519
The Alger American Fund (Alger):
Alger American Small-Capitalization Fund                     -              -              -              -            -
  2,835,408 shares; cost $83,722,375
T. Rowe Price Funds (T. Rowe):
T. Rowe Price Growth Fund                                    -              -              -              -            -
  359,117 shares; cost $9,801,986
T. Rowe Price International Fund                             -              -              -              -            -
  81,103 shares; cost $1,096,348
                                                   -----------    -----------    -----------    -----------  -----------
Total Investments                                            -         86,265        132,651        188,802       14,019
Due From MetLife Investors Insurance Company                 -              -              1              -            -
Cash and Accounts Receivable                                 -              -              -              -            -
                                                   -----------    -----------    -----------    -----------  -----------
    Total Assets                                             -         86,265        132,652        188,802       14,019
LIABILITIES:
Due to MetLife Investors Insurance Company                   -              1              -              1           66
                                                   -----------    -----------    -----------    -----------  -----------
NET ASSETS                                         $         -    $    86,264    $   132,652    $   188,801  $    13,953
                                                   ===========    ===========    ===========    ===========  ===========
Outstanding Units                                            -         18,507         22,143         35,001        1,183
Unit Fair Values                                   $     13.26    $      4.66    $      5.99    $      5.39  $     11.79
                                                            to
                                                   $     13.54

                                                       Alger               T. Rowe
                                                   -------------- -------------------------
                                                      American
                                                       Small
                                                   Capitalization   Growth    International
                                                        Fund         Fund         Fund
                                                   -------------- ----------- -------------
ASSETS:
Investments at Fair Value:
Van Kampen LIT Funds (Van Kampen), continued:
Van Kampen LIT Comstock Fund B                      $         -   $         -  $         -
  0 shares; cost $0
Federated Investors Insurance Company (Federated):
Federated Equity Income Fund                                  -             -            -
  6,357 shares; cost $81,057
Federated High Income Bond Fund                               -             -            -
  17,138 shares; cost $133,610
Federated Growth Strategic Fund                               -             -            -
  7,970 shares; cost $223,545
Neuberger:
Neuberger Genesis Trust Class A                               -             -            -
  287 shares; cost $8,519
The Alger American Fund (Alger):
Alger American Small-Capitalization Fund             67,142,469             -            -
  2,835,408 shares; cost $83,722,375
T. Rowe Price Funds (T. Rowe):
T. Rowe Price Growth Fund                                     -    10,198,927            -
  359,117 shares; cost $9,801,986
T. Rowe Price International Fund                              -             -    1,199,508
  81,103 shares; cost $1,096,348
                                                    -----------   -----------  -----------
Total Investments                                    67,142,469    10,198,927    1,199,508
Due From MetLife Investors Insurance Company                  1             1            -
Cash and Accounts Receivable                                  -             -            -
                                                    -----------   -----------  -----------
    Total Assets                                     67,142,470    10,198,928    1,199,508
LIABILITIES:
Due to MetLife Investors Insurance Company                    -             -            1
                                                    -----------   -----------  -----------
NET ASSETS                                          $67,142,470   $10,198,928  $ 1,199,507
                                                    ===========   ===========  ===========
Outstanding Units                                     8,307,133       142,212      102,719
Unit Fair Values                                    $      8.05   $     71.72  $     11.68
                                                             to
                                                    $      8.11

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005


                                   T. Rowe           Janus                            American
                                -------------    ------------- -------------------------------------------------------
                                                     Aspen
                                                   Worldwide      Global                     Growth &       Global
                                Prime Reserve       Growth       Small-Cap      Growth        Income        Growth
                                    Fund            Class A        Fund          Fund          Fund         Fund B
                                -------------    ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
T. Rowe Price Funds
 (T. Rowe), continued:
T. Rowe Price Prime Reserve
 Fund                           $   1,387,503    $           - $           - $           - $           - $           -
  1,387,503 shares; cost
   $1,387,503
Janus Capital Funds Corp.
 (Janus):
Janus Aspen Worldwide
 Growth Class A                             -            9,069             -             -             -             -
  325 shares; cost $7,520
American Funds Corp.
 (American):
American Global Small-Cap
 Fund                                       -                -    11,408,823             -             -             -
  540,191 shares; cost
   $9,312,359
American Growth Fund                        -                -             -    30,740,599             -             -
  521,204 shares; cost
   $25,079,857
American Growth & Income
 Fund                                       -                -             -             -    20,563,508             -
  539,441 shares; cost
   $18,547,591
American Global Growth
 Fund B                                     -                -             -             -             -       473,628
  24,264 shares; cost $471,201
Alliance Variable Products
 Series Fund, Inc. (Alliance):
Alliance Bernstein Large-Cap
 Growth Fund B                              -                -             -             -             -             -
  0 shares; cost $0
Franklin Templeton Variable
 Insurance Products Trust
 (Templeton):
Templeton Developing Markets
 Fund B                                     -                -             -             -             -             -
  21,136 shares; cost $225,086
                                -------------    ------------- ------------- ------------- ------------- -------------
Total Investments                   1,387,503            9,069    11,408,823    30,740,599    20,563,508       473,628
Due From MetLife Investors
 Insurance Company                          2                6             1             -             -             -
Cash and Accounts Receivable                -                -             -             -             -             -
                                -------------    ------------- ------------- ------------- ------------- -------------
    Total Assets                    1,387,505            9,075    11,408,824    30,740,599    20,563,508       473,628
LIABILITIES:
Due to MetLife Investors
 Insurance Company                          -                -             -           192           162           169
                                -------------    ------------- ------------- ------------- ------------- -------------
NET ASSETS                      $   1,387,505    $       9,075 $  11,408,824 $  30,740,407 $  20,563,346      $473,459
                                =============    ============= ============= ============= ============= =============
Outstanding Units                      82,793            1,375       470,780       208,063       199,680        22,386
Unit Fair Values                $       16.76    $        6.60 $       24.22 $      120.44 $       83.76      $  20.17
                                                                          to            to            to            to
                                                               $       25.09 $      164.02 $      114.07      $  21.81

                                  Alliance        Templeton
                                -------------    -------------
                                  Bernstein
                                  Large-Cap       Developing
                                   Growth          Markets
                                   Fund B           Fund B
                                -------------    -------------
ASSETS:
Investments at Fair Value:
T. Rowe Price Funds
 (T. Rowe), continued:
T. Rowe Price Prime Reserve
 Fund                             $         -      $         -
  1,387,503 shares; cost
   $1,387,503
Janus Capital Funds Corp.
 (Janus):
Janus Aspen Worldwide
 Growth Class A                             -                -
  325 shares; cost $7,520
American Funds Corp.
 (American):
American Global Small-Cap
 Fund                                       -                -
  540,191 shares; cost
   $9,312,359
American Growth Fund                        -                -
  521,204 shares; cost
   $25,079,857
American Growth & Income
 Fund                                       -                -
  539,441 shares; cost
   $18,547,591
American Global Growth
 Fund B                                     -                -
  24,264 shares; cost $471,201
Alliance Variable Products
 Series Fund, Inc. (Alliance):
Alliance Bernstein Large-Cap
 Growth Fund B                              -                -
  0 shares; cost $0
Franklin Templeton Variable
 Insurance Products Trust
 (Templeton):
Templeton Developing Markets
 Fund B                                     -          230,380
  21,136 shares; cost $225,086
                                -------------    -------------
Total Investments                           -          230,380
Due From MetLife Investors
 Insurance Company                          -                -
Cash and Accounts Receivable                -                -
                                -------------    -------------
    Total Assets                            -          230,380
LIABILITIES:
Due to MetLife Investors
 Insurance Company                          -              148
                                -------------    -------------
NET ASSETS                        $         -    $     230,232
                                =============    =============
Outstanding Units                           -           21,537
Unit Fair Values                $       32.67    $        9.76
                                           to               to
                                $       34.49    $       16.02

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005


                                                           Templeton                                 Lazard
                                    -------------------------------------------------------       -------------
                                                                                        VIP
                                      Foreign        Growth        Mutual Shares       Income      Retirement
                                     Securities    Securities       Securities       Securities    Small-Cap
                                       Fund B        Fund B           Fund B           Fund B      Portfolio
                                    ------------- -------------    -------------    ------------- -------------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable
 Insurance Products Trust
 (Templeton), continued:
Templeton Foreign Securities Fund B $     813,909 $           -    $           -    $           - $           -
  52,107 shares; cost $802,356
Templeton Growth Securities Fund B              -             -                -                -             -
  0 shares; cost $0
Templeton Mutual Shares Securities
 Fund B                                         -             -          217,567                -             -
  11,974 shares; cost $214,110
Templeton VIP Income Securities
 Fund B                                         -             -                -          150,988             -
  9,856 shares; cost $150,767
Lazard:
Lazard Retirement Small-Cap
 Portfolio                                      -             -                -                -        23,238
  1,425 shares; cost $23,530
Morgan Stanley:
Morgan Stanley UIF Equity and
 Income Portfolio B                             -             -                -                -             -
  0 shares; cost $0
Morgan Stanley UIF U.S. Real
 Estate Portfolio                               -             -                -                -             -
  0 shares; cost $0
Pioneer:
Pioneer VCT Mid-Cap Portfolio B                 -             -                -                -             -
  0 shares; cost $0
                                    ------------- -------------    -------------    ------------- -------------
Total Investments                         813,909             -          217,567          150,988        23,238
Due From MetLife Investors
 Insurance Company                              -             -                -                -             -
Cash and Accounts Receivable                    -             -                -                -             -
                                    ------------- -------------    -------------    ------------- -------------
    Total Assets                          813,909             -          217,567          150,988        23,238
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                      158             -               54               63             6
                                    ------------- -------------    -------------    ------------- -------------
NET ASSETS                          $     813,751 $           -    $     217,513    $     150,925 $      23,232
                                    ============= =============    =============    ============= =============
Outstanding Units                          33,847             -           11,181            4,136         1,373
Unit Fair Values                    $       11.63 $       15.41    $       18.72    $       33.58 $       16.11
                                               to            to               to               to            to
                                    $       27.51 $       16.46    $       20.33    $       38.78 $       16.92

                                          Morgan Stanley           Pioneer
                                    --------------------------- -------------
                                         UIF
                                       Equity       UIF U.S.         VCT
                                     and Income    Real Estate     Mid-Cap
                                     Portfolio B    Portfolio    Portfolio B
                                    ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable
 Insurance Products Trust
 (Templeton), continued:
Templeton Foreign Securities Fund B $           - $           - $           -
  52,107 shares; cost $802,356
Templeton Growth Securities Fund B              -             -             -
  0 shares; cost $0
Templeton Mutual Shares Securities
 Fund B                                         -             -             -
  11,974 shares; cost $214,110
Templeton VIP Income Securities
 Fund B                                         -             -             -
  9,856 shares; cost $150,767
Lazard:
Lazard Retirement Small-Cap
 Portfolio                                      -             -             -
  1,425 shares; cost $23,530
Morgan Stanley:
Morgan Stanley UIF Equity and
 Income Portfolio B                             -             -             -
  0 shares; cost $0
Morgan Stanley UIF U.S. Real
 Estate Portfolio                               -             -             -
  0 shares; cost $0
Pioneer:
Pioneer VCT Mid-Cap Portfolio B                 -             -             -
  0 shares; cost $0
                                    ------------- ------------- -------------
Total Investments                               -             -             -
Due From MetLife Investors
 Insurance Company                              -             -             -
Cash and Accounts Receivable                    -             -             -
                                    ------------- ------------- -------------
    Total Assets                                -             -             -
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -             -             -
                                    ------------- ------------- -------------
NET ASSETS                          $           - $           - $           -
                                    ============= ============= =============
Outstanding Units                               -             -             -
Unit Fair Values                    $       13.34 $       21.80 $       27.60
                                               to            to            to
                                    $       13.49 $       22.20 $       28.83

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                    Putnam                 Salomon Brothers
                                 ------------- -----------------------------------------       ---------------
                                      VT         Variable                                       Greenwich
                                   Small-Cap    High Yield        Variable    VSF Investors       Street
                                     Value         Bond           Small-Cap       Fund         Appreciation
                                    Fund B      Portfolio         Portfolio     Portfolio       Portfolio
                                 ------------- -------------    ------------- -------------    -------------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust (Putnam):
Putnam VT Small-Cap Value
 Fund B                          $           - $           -    $           - $           -    $           -
  0 shares; cost $0
Salomon Brothers:
Salomon Brothers Variable High
 Yield Bond Portfolio                        -        51,579                -             -                -
  5,441 shares; cost $55,196
Salomon Brothers Variable Small-
 Cap Portfolio                               -             -          185,668             -                -
  13,608 shares; cost $195,944
Salomon Brothers VSF Investors
 Fund Portfolio                              -             -                -        95,560                -
 6,572 shares; cost $97,021
Smith Barney:
Smith Barney Greenwich Street
 Appreciation Portfolio                      -             -                -             -           47,025
  1,941 shares; cost $47,713
Smith Barney Equity Index Fund
 Portfolio B                                 -             -                -             -                -
  651 shares; cost $20,241
Smith Barney Greenwich
 Fundamental Value Portfolio                 -             -                -             -                -
  1,668 shares; cost $36,770
Smith Barney Multi-Discipline
 Balanced All Cap Growth and
 Value Portfolio                             -             -                -             -                -
  2,609 shares; cost $35,667
                                 ------------- -------------    ------------- -------------    -------------
Total Investments                            -        51,579          185,668        95,560           47,025
Due From MetLife Investors
 Insurance Company                           -             -            1,471            56                -
Cash and Accounts Receivable                 -             -                -             -                -
                                 ------------- -------------    ------------- -------------    -------------
    Total Assets                             -        51,579          187,139        95,616           47,025
LIABILITIES:
Due to MetLife Investors
 Insurance Company                           -            63               78            22               18
                                 ------------- -------------    ------------- -------------    -------------
NET ASSETS                       $           - $      51,516    $     187,061 $      95,594    $      47,007
                                 ============= =============    ============= =============    =============
Outstanding Units                            -         3,458           15,787         6,750            1,722
Unit Fair Values                 $       22.12 $       14.31    $       11.63 $       13.62    $       24.91
                                            to            to               to            to               to
                                 $       22.72 $       15.33    $       12.01 $       14.62    $       28.31

                                         Smith Barney
                                 -------------------------------------------
                                                    Greenwich   Multi-Discipline
                                 Equity Index      Fundamental  Balanced All Cap
                                     Fund             Value      Growth & Value
                                 Portfolio B        Portfolio      Portfolio
                                 -------------    ------------- ----------------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust (Putnam):
Putnam VT Small-Cap Value
 Fund B                          $           -    $           -  $           -
  0 shares; cost $0
Salomon Brothers:
Salomon Brothers Variable High
 Yield Bond Portfolio                        -                -              -
  5,441 shares; cost $55,196
Salomon Brothers Variable Small-
 Cap Portfolio                               -                -              -
  13,608 shares; cost $195,944
Salomon Brothers VSF Investors
 Fund Portfolio                              -                -              -
 6,572 shares; cost $97,021
Smith Barney:
Smith Barney Greenwich Street
 Appreciation Portfolio                      -                -              -
  1,941 shares; cost $47,713
Smith Barney Equity Index Fund
 Portfolio B                            19,795                -              -
  651 shares; cost $20,241
Smith Barney Greenwich
 Fundamental Value Portfolio                 -           34,431              -
  1,668 shares; cost $36,770
Smith Barney Multi-Discipline
 Balanced All Cap Growth and
 Value Portfolio                             -                -         35,096
  2,609 shares; cost $35,667
                                 -------------    -------------  -------------
Total Investments                       19,795           34,431         35,096
Due From MetLife Investors
 Insurance Company                           -                -              -
Cash and Accounts Receivable                 -                -              -
                                 -------------    -------------  -------------
    Total Assets                        19,795           34,431         35,096
LIABILITIES:
Due to MetLife Investors
 Insurance Company                          22               55             28
                                 -------------    -------------  -------------
NET ASSETS                       $      19,773    $      34,376  $      35,068
                                 =============    =============  =============
Outstanding Units                        2,224            1,160          2,660
Unit Fair Values                 $        8.54    $       27.73  $       12.93
                                            to               to             to
                                 $        9.03    $       30.92  $       13.29

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Smith Barney
                               --------------------------------------------------------------------------------------------
                               Multi-Discipline Multi-Discipline Multi-Discipline  Allocation    Allocation    Allocation
                                  Large-Cap         All Cap       Global All Cap     Select        Select        Select
                                Growth & Value    Growth Value    Growth & Value    Balanced       Growth      High Growth
                                  Portfolio        Portfolio        Portfolio      Portfolio     Portfolio      Portfolio
                               ---------------- ---------------- ---------------- ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Multi-Discipline
 Large-Cap Growth and Value
 Portfolio                      $      30,962    $           -    $           -   $           -   $         -   $         -
  2,116 shares; cost $31,912
Smith Barney Multi-Discipline
 All Cap Growth Value
 Portfolio                                  -          142,627                -               -             -             -
  9,359 shares; cost $146,793
Smith Barney Multi-Discipline
 Global All Cap Growth and
 Value Portfolio                            -                -          159,052               -             -             -
  9,836 shares; cost $161,202
Smith Barney Allocation Select
 Balanced Portfolio                         -                -                -               -             -             -
  0 shares; cost $0
Smith Barney Allocation Select
 Growth Portfolio                           -                -                -               -             -             -
  0 shares; cost $0
Smith Barney Allocation Select
 High Growth Portfolio                      -                -                -               -             -             -
  0 shares; cost $0
Smith Barney Capital and
 Income Portfolio                           -                -                -               -             -             -
  0 shares; cost $0
Smith Barney IS Dividend
 Strategy Portfolio                         -                -                -               -             -             -
  3,683 shares; cost $32,722
                                -------------    -------------    -------------   ------------- ------------- -------------
Total Investments                      30,962          142,627          159,052               -             -             -
Due From MetLife Investors
 Insurance Company                          -                -                -               -             -             -
Cash and Accounts Receivable                -                -                -               -             -             -
                                -------------    -------------    -------------   ------------- ------------- -------------
    Total Assets                       30,962          142,627          159,052               -             -             -
LIABILITIES:
Due to MetLife Investors
 Insurance Company                         31               76                -               -             -             -
                                -------------    -------------    -------------   ------------- ------------- -------------
NET ASSETS                      $      30,931    $     142,551    $     159,052   $           -   $         -   $         -
                                =============    =============    =============   ============= ============= =============
Outstanding Units                       2,136            9,633           10,041               -             -             -
Unit Fair Values                $       14.20    $       14.58    $       15.46   $       14.37 $       13.08 $       13.59
                                           to               to               to              to            to            to
                                $       14.62    $       15.01    $       15.92   $       14.89 $       13.55 $       14.08

                               ----------------------------

                                Capital and   IS Dividend
                                  Income       Strategy
                                 Portfolio     Portfolio
                               ------------- -------------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Multi-Discipline
 Large-Cap Growth and Value
 Portfolio                       $         -   $         -
  2,116 shares; cost $31,912
Smith Barney Multi-Discipline
 All Cap Growth Value
 Portfolio                                 -             -
  9,359 shares; cost $146,793
Smith Barney Multi-Discipline
 Global All Cap Growth and
 Value Portfolio                           -             -
  9,836 shares; cost $161,202
Smith Barney Allocation Select
 Balanced Portfolio                        -             -
  0 shares; cost $0
Smith Barney Allocation Select
 Growth Portfolio                          -             -
  0 shares; cost $0
Smith Barney Allocation Select
 High Growth Portfolio                     -             -
  0 shares; cost $0
Smith Barney Capital and
 Income Portfolio                          -             -
  0 shares; cost $0
Smith Barney IS Dividend
 Strategy Portfolio                        -        32,008
  3,683 shares; cost $32,722
                               ------------- -------------
Total Investments                          -        32,008
Due From MetLife Investors
 Insurance Company                         -             -
Cash and Accounts Receivable               -             -
                               ------------- -------------
    Total Assets                           -        32,008
LIABILITIES:
Due to MetLife Investors
 Insurance Company                         -            12
                               ------------- -------------
NET ASSETS                       $         -       $31,996
                               ============= =============
Outstanding Units                          -         3,967
Unit Fair Values               $       10.61 $        7.85
                                          to            to
                               $       10.64 $        8.25

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                                Smith Barney
                                 ------------------------------------------ ----------------
                                    Premier                     Greenwich   Salomon Brothers
                                 Selections All  IS Growth    Street Equity    Adjustable
                                   Cap Growth    and Income       Index       Rate Income
                                   Portfolio     Portfolio      Portfolio      Portfolio
                                 -------------- ------------- ------------- ----------------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Premier Selections
 All Cap Growth Portfolio        $           -  $           - $           -  $           -
  0 shares; cost $0
Smith Barney IS Growth and
 Income Portfolio                            -              -             -              -
  0 shares; cost $0
Smith Barney Greenwich Street
 Equity Index Portfolio                      -              -             -              -
  0 shares; cost $0
Travelers Series Fund:
Travelers Series Fund Salomon
 Brothers Adjustable Rate
 Income Portfolio                            -              -             -          3,506
  353 shares; cost $3,605
Travelers Series Fund Smith
 Barney Aggressive Growth
 Portfolio                                   -              -             -              -
  13,470 shares; cost $201,607
Travelers Series Fund Smith
 Barney Large-Cap Growth
 Portfolio                                   -              -             -              -
  13,320 shares; cost $204,537
Travelers Series Fund Smith
 Barney Large-Cap Value
 Portfolio                                   -              -             -              -
  0 shares; cost $0
Travelers Series Fund Smith
 Barney Money Market Portfolio               -              -             -              -
  190,257 shares; cost $190,257
                                 -------------  ------------- -------------  -------------
Total Investments                            -              -             -          3,506
Due From MetLife Investors
 Insurance Company                           -              -             -              -
Cash and Accounts Receivable                 -              -             -              -
                                 -------------  ------------- -------------  -------------
    Total Assets                             -              -             -          3,506
LIABILITIES:
Due to MetLife Investors
 Insurance Company                           -              -             -              2
                                 -------------  ------------- -------------  -------------
NET ASSETS                       $           -  $           - $           -  $       3,504
                                 =============  ============= =============  =============
Outstanding Units                            -              -             -            351
Unit Fair Values                 $       11.53  $        9.11 $       25.69  $        9.87
                                            to             to                           to
                                 $       11.83  $        9.34                $       10.06

                                          Travelers Series Fund
                                 --------------------------------------------------------
                                 Smith Barney  Smith Barney     Smith Barney
                                  Aggressive    Large-Cap        Large-Cap    Smith Barney
                                    Growth        Growth           Value      Money Market
                                  Portfolio     Portfolio        Portfolio     Portfolio
                                 ------------- -------------    ------------- -------------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Premier Selections
 All Cap Growth Portfolio        $           - $           -    $           - $           -
  0 shares; cost $0
Smith Barney IS Growth and
 Income Portfolio                            -             -                -             -
  0 shares; cost $0
Smith Barney Greenwich Street
 Equity Index Portfolio                      -             -                -             -
  0 shares; cost $0
Travelers Series Fund:
Travelers Series Fund Salomon
 Brothers Adjustable Rate
 Income Portfolio                            -             -                -             -
  353 shares; cost $3,605
Travelers Series Fund Smith
 Barney Aggressive Growth
 Portfolio                             200,287             -                -             -
  13,470 shares; cost $201,607
Travelers Series Fund Smith
 Barney Large-Cap Growth
 Portfolio                                   -       201,129                -             -
  13,320 shares; cost $204,537
Travelers Series Fund Smith
 Barney Large-Cap Value
 Portfolio                                   -             -                -             -
  0 shares; cost $0
Travelers Series Fund Smith
 Barney Money Market Portfolio               -             -                -       190,257
  190,257 shares; cost $190,257
                                 ------------- -------------    ------------- -------------
Total Investments                      200,287       201,129                -       190,257
Due From MetLife Investors
 Insurance Company                           -             -                -             -
Cash and Accounts Receivable                 -             -                -
                                 ------------- -------------    ------------- -------------
    Total Assets                       200,287       201,129                -       190,257
LIABILITIES:
Due to MetLife Investors
 Insurance Company                         101            35                -            55
                                 ------------- -------------    ------------- -------------
NET ASSETS                       $     200,186 $     201,094    $           - $     190,202
                                 ============= =============    ============= =============
Outstanding Units                       15,934        15,016                -        15,276
Unit Fair Values                 $       12.34 $       12.83    $       20.51 $       11.66
                                            to            to               to            to
                                 $       12.75 $       13.74    $       21.48 $       12.94

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                              Travelers Series Fund                                                Trav
                              --------------------- ---------------------------------------------------
                                  Smith Barney                                             Managed
                                     Social            Janus                          Allocation Series
                                 Awareness Stock    Appreciation       Large-Cap         Aggressive
                                    Portfolio        Portfolio         Portfolio          Portfolio
                              --------------------- -------------    -------------    -----------------
ASSETS:
Investments at Fair Value:
Travelers Series Fund,
 continued:
Travelers Series Fund Smith
 Barney Social Awareness
 Stock Portfolio                  $           -     $           -    $           -      $           -
  0 shares; cost $0
Travelers Series Trust:
Travelers Series Trust Janus
 Appreciation Portfolio                       -            25,925                -                  -
  331 shares; cost $26,200
Travelers Series Trust
 Large-Cap Portfolio                          -                 -          107,146                  -
  7,077 shares; cost
   $107,173
Travelers Series Trust
 Managed Allocation Series
 Aggressive Portfolio                         -                 -                -             49,915
  4,441 shares; cost $50,004
Travelers Series Trust
 Managed Allocation Series
 Conservative Portfolio                       -                 -                -                  -
  0 shares; cost $0
Travelers Series Trust
 Managed Allocation Series
 Moderate Portfolio                           -                 -                -                  -
  97,900 shares; cost
   $1,062,332
Travelers Series Trust
 Managed Allocation Series
 Mod Aggressive Portfolio                     -                 -                -                  -
  50,671 shares; cost
   $556,229
Travelers Series Trust
 Managed Allocation Series
 Mod Conservative
 Portfolio                                    -                 -                -                  -
  0 shares; cost $0
                                  -------------     -------------    -------------      -------------
Total Investments                             -            25,925          107,146             49,915
Due From MetLife Investors
 Insurance Company                            -                 -                -                  -
Cash and Accounts
 Receivable                                   -                 -                -                  -
                                  -------------     -------------    -------------      -------------
    Total Assets                              -            25,925          107,146             49,915
LIABILITIES:
Due to MetLife Investors
 Insurance Company                            -                14               24                  8
                                  -------------     -------------    -------------      -------------
NET ASSETS                        $           -     $      25,911    $     107,122      $      49,907
                                  =============     =============    =============      =============
Outstanding Units                             -               239            6,503              4,493
Unit Fair Values                  $       24.85     $       97.10    $       15.58      $       11.08
                                             to                to               to                 to
                                  $       26.25     $      119.00    $       16.95      $       11.14

                              elers Series Trust
                              ------------------------------------------------------------------
                                   Managed           Managed           Managed           Managed
                              Allocation Series Allocation Series Allocation Series Allocation Series
                                Conservative        Moderate       Mod Aggressive   Mod Conservative
                                  Portfolio         Portfolio         Portfolio         Portfolio
                              ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at Fair Value:
Travelers Series Fund,
 continued:
Travelers Series Fund Smith
 Barney Social Awareness
 Stock Portfolio                $           -     $           -     $           -     $           -
  0 shares; cost $0
Travelers Series Trust:
Travelers Series Trust Janus
 Appreciation Portfolio                     -                 -                 -                 -
  331 shares; cost $26,200
Travelers Series Trust
 Large-Cap Portfolio                        -                 -                 -                 -
  7,077 shares; cost
   $107,173
Travelers Series Trust
 Managed Allocation Series
 Aggressive Portfolio                       -                 -                 -                 -
  4,441 shares; cost $50,004
Travelers Series Trust
 Managed Allocation Series
 Conservative Portfolio                     -                 -                 -                 -
  0 shares; cost $0
Travelers Series Trust
 Managed Allocation Series
 Moderate Portfolio                         -         1,057,319                 -                 -
  97,900 shares; cost
   $1,062,332
Travelers Series Trust
 Managed Allocation Series
 Mod Aggressive Portfolio                   -                 -           553,329                 -
  50,671 shares; cost
   $556,229
Travelers Series Trust
 Managed Allocation Series
 Mod Conservative
 Portfolio                                  -                 -                 -                 -
  0 shares; cost $0
                                -------------     -------------     -------------     -------------
Total Investments                           -         1,057,319           553,329                 -
Due From MetLife Investors
 Insurance Company                          -                 -                 -                 -
Cash and Accounts
 Receivable                                 -                 -                 -                 -
                                -------------     -------------     -------------     -------------
    Total Assets                            -         1,057,319           553,329                 -
LIABILITIES:
Due to MetLife Investors
 Insurance Company                          -                98                35                 -
                                -------------     -------------     -------------     -------------
NET ASSETS                      $           -     $   1,057,221     $     553,294     $           -
                                =============     =============     =============     =============
Outstanding Units                           -            98,524            51,045                 -
Unit Fair Values                $       10.25     $       10.69     $       10.81     $       10.47
                                           to                to                to                to
                                $       10.32     $       10.75     $       10.87     $       10.53

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005


                                                                                 Travelers Series Trust
                                    ----------------------------------------------------------------------------------------
                                                   Style Focus
                                                     Series       Style Focus     Travelers                    Pioneer
                                                    Small-Cap       Series         Managed                     Mid-Cap
                                     MFS ++Value     Growth        Small-Cap       Income     Pioneer Fund      Value
                                      Portfolio     Portfolio   Value Portfolio   Portfolio    Portfolio      Portfolio
                                    ------------- ------------- --------------- ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust MFS Value
 Portfolio                          $      21,686 $           -  $           -  $           - $           - $           -
  1,743 shares; cost $22,487
Travelers Series Trust Style Focus
 Series Small-Cap Growth
 Portfolio                                      -        52,223              -              -             -             -
  4,613 shares; cost $53,326
Travelers Series Trust Style Focus
 Series Small-Cap Value Portfolio               -             -         86,825              -             -             -
  7,759 shares; cost $87,900
Travelers Series Trust Travelers
 Managed Income Portfolio                       -             -              -        161,462             -             -
  14,638 shares; cost $165,108
Travelers Series Trust Pioneer Fund
 Portfolio                                      -             -              -              -        46,619             -
  3,656 shares; cost $46,839
Travelers Series Trust Pioneer Mid-
 Cap Value Portfolio                            -             -              -              -             -       131,891
  12,235 shares; cost $133,039
Travelers Series Trust Pioneer
 Strategic Income Portfolio                     -             -              -              -             -             -
  1,019 shares; cost $9,454
Travelers Series Trust Convertible
 Securities Portfolio                           -             -              -              -             -             -
  0 shares; cost $0
                                    ------------- -------------  -------------  ------------- ------------- -------------
Total Investments                          21,686        52,223         86,825        161,462        46,619       131,891
Due From MetLife Investors
 Insurance Company                              -             -              -              -             -             -
Cash and Accounts Receivable                    -             -              -              -             -             -
                                    ------------- -------------  -------------  ------------- ------------- -------------
    Total Assets                           21,686        52,223         86,825        161,462        46,619       131,891
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       13            39             38             77            42            43
                                    ------------- -------------  -------------  ------------- ------------- -------------
NET ASSETS                          $      21,673 $      52,184  $      86,787  $     161,385 $      46,577 $     131,848
                                    ============= =============  =============  ============= ============= =============
Outstanding Units                           1,651         4,581          7,734         10,658         2,811        12,149
Unit Fair Values                    $       12.66 $       11.35  $       11.18  $       14.22 $       15.48 $       10.81
                                               to            to             to             to            to            to
                                    $       13.54 $       11.43  $       11.25  $       15.77 $       17.23 $       10.88

                                    -------------------------

                                       Pioneer
                                      Strategic    Convertible
                                       Income      Securities
                                      Portfolio     Portfolio
                                    ------------- -------------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust MFS Value
 Portfolio                          $           - $           -
  1,743 shares; cost $22,487
Travelers Series Trust Style Focus
 Series Small-Cap Growth
 Portfolio                                      -             -
  4,613 shares; cost $53,326
Travelers Series Trust Style Focus
 Series Small-Cap Value Portfolio               -             -
  7,759 shares; cost $87,900
Travelers Series Trust Travelers
 Managed Income Portfolio                       -             -
  14,638 shares; cost $165,108
Travelers Series Trust Pioneer Fund
 Portfolio                                      -             -
  3,656 shares; cost $46,839
Travelers Series Trust Pioneer Mid-
 Cap Value Portfolio                            -             -
  12,235 shares; cost $133,039
Travelers Series Trust Pioneer
 Strategic Income Portfolio                 9,505             -
  1,019 shares; cost $9,454
Travelers Series Trust Convertible
 Securities Portfolio                           -             -
  0 shares; cost $0
                                    ------------- -------------
Total Investments                           9,505             -
Due From MetLife Investors
 Insurance Company                              -             -
Cash and Accounts Receivable                    -             -
                                    ------------- -------------
    Total Assets                            9,505             -
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        4             -
                                    ------------- -------------
NET ASSETS                          $       9,501 $           -
                                    ============= =============
Outstanding Units                             546             -
Unit Fair Values                    $       16.62 $       14.48
                                               to            to
                                    $       18.33 $       14.93

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2005

                                                                                           Travelers Series Trust
                                                            --------------------------------------------------------

                                                              MFS Total    Federated       Mercury        Equity
                                                               Return      High Yield     Large-Cap       Income
                                                              Portfolio    Portfolio    Core Portfolio   Portfolio
                                                            ------------- ------------- -------------- -------------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust MFS Total Return Portfolio           $      95,767 $           - $           -  $           -
  5,825 shares; cost $98,868
Travelers Series Trust Federated High Yield Portfolio                   -        80,370             -              -
  9,092 shares; cost $79,839
Travelers Series Trust Mercury Large-Cap Core Portfolio                 -             -        29,128              -
  2,873 shares; cost $28,954
Travelers Series Trust Equity Income Portfolio                          -             -             -        127,020
  7,184 shares; cost $127,793
Travelers Series Trust AIM Capital Appreciation Portfolio               -             -             -              -
  0 shares; cost $0
Travelers Series Trust U.S. Government Securities Portfolio             -             -             -              -
  260 shares; cost $3,427
                                                            ------------- ------------- -------------  -------------
Total Investments                                                  95,767        80,370        29,128        127,020
Due From MetLife Investors Insurance Company                            -             -             -              -
Cash and Accounts Receivable                                            -             -             -              -
                                                            ------------- ------------- -------------  -------------
    Total Assets                                                   95,767        80,370        29,128        127,020
LIABILITIES:
Due to MetLife Investors Insurance Company                             53            76            56             65
                                                            ------------- ------------- -------------  -------------
NET ASSETS                                                  $      95,714 $      80,294 $      29,072  $     126,955
                                                            ============= ============= =============  =============
Outstanding Units                                                   4,031         5,243         2,961          6,546
Unit Fair Values                                            $       22.17 $       14.56 $        9.43  $       18.53
                                                                       to            to            to             to
                                                            $       24.60 $       15.40 $       10.12  $       20.15

                                                            ----------------------------
                                                                              U.S.
                                                            AIM Capital    Government
                                                            Appreciation   Securities
                                                             Portfolio     Portfolio
                                                            ------------- -------------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust MFS Total Return Portfolio           $           - $           -
  5,825 shares; cost $98,868
Travelers Series Trust Federated High Yield Portfolio                   -             -
  9,092 shares; cost $79,839
Travelers Series Trust Mercury Large-Cap Core Portfolio                 -             -
  2,873 shares; cost $28,954
Travelers Series Trust Equity Income Portfolio                          -             -
  7,184 shares; cost $127,793
Travelers Series Trust AIM Capital Appreciation Portfolio               -             -
  0 shares; cost $0
Travelers Series Trust U.S. Government Securities Portfolio             -         3,458
  260 shares; cost $3,427
                                                            ------------- -------------
Total Investments                                                       -         3,458
Due From MetLife Investors Insurance Company                            -             -
Cash and Accounts Receivable                                            -             -
                                                            ------------- -------------
    Total Assets                                                        -         3,458
LIABILITIES:
Due to MetLife Investors Insurance Company                              -             1
                                                            ------------- -------------
NET ASSETS                                                  $           - $       3,457
                                                            ============= =============
Outstanding Units                                                       -           167
Unit Fair Values                                            $       12.78 $       19.02
                                                                       to            to
                                                            $       14.01 $       20.68

See accompanying notes to financial statements.

                                                                    (Concluded)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                                                                       Met Investors
                                 -------------------------------------------------------------------------------------------
                                  Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett     Lord Abbett     Lord Abbett
                                  Growth and     Growth and        Bond           Bond           Growth          Mid-Cap
                                    Income         Income        Debenture      Debenture     Opportunities       Value
                                   Portfolio     Portfolio B     Portfolio     Portfolio B   Portfolio B (d) Portfolio B (d)
                                 -------------  -------------  -------------  -------------  --------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $   9,174,487  $  14,487,021  $     153,251  $  12,664,347   $      18,441   $      11,179
Expenses:
 Mortality and expense charges       3,898,275      7,377,951         36,672      4,502,324             276             318
 Administrative fee                     61,354      1,308,214          1,006        795,500              19               8
                                 -------------  -------------  -------------  -------------   -------------   -------------
    Total expenses                   3,959,629      8,686,165         37,678      5,297,824             295             326
                                 -------------  -------------  -------------  -------------   -------------   -------------
    Net investment income
     (loss)                          5,214,858      5,800,856        115,573      7,366,523          18,146          10,853
                                 -------------  -------------  -------------  -------------   -------------   -------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions          2,104,692     35,503,350         37,201     18,275,995               2               2
Change in unrealized
 appreciation (depreciation)
 of investments                       (873,049)   (36,549,563)      (128,424)   (27,365,887)        (19,628)        (12,409)
                                 -------------  -------------  -------------  -------------   -------------   -------------
Net realized and unrealized
 gains (losses) on investments       1,231,643     (1,046,213)       (91,223)    (9,089,892)        (19,626)        (12,407)
                                 -------------  -------------  -------------  -------------   -------------   -------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $   6,446,501  $   4,754,643  $      24,350  $  (1,723,369)  $      (1,480)  $      (1,554)
                                 =============  =============  =============  =============   =============   =============

                                 -----------------------------
                                    Lazard         Met/AIM
                                   Large-Cap      Small-Cap
                                     Value         Growth
                                  Portfolio B     Portfolio
                                 -------------  -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $  13,311,498  $      14,402
Expenses:
 Mortality and expense charges       1,708,912          6,361
 Administrative fee                    302,804              -
                                 -------------  -------------
    Total expenses                   2,011,716          6,361
                                 -------------  -------------
    Net investment income
     (loss)                         11,299,782          8,041
                                 -------------  -------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions          6,501,495         31,683
Change in unrealized
 appreciation (depreciation)
 of investments                    (10,784,556)        (5,623)
                                 -------------  -------------
Net realized and unrealized
 gains (losses) on investments      (4,283,061)        26,060
                                 -------------  -------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $   7,016,721  $      34,101
                                 =============  =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005


                                                                                      Met Investors
                                 ----------------------------------------------------------------------------------------
                                    Met/AIM       Harris       Third Avenue   Third Avenue   Oppenheimer    Oppenheimer
                                   Small-Cap      Oakmark       Small-Cap      Small-Cap       Capital        Capital
                                    Growth     International      Value          Value       Appreciation   Appreciation
                                  Portfolio B   Portfolio B     Portfolio     Portfolio B     Portfolio     Portfolio B
                                 ------------- -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $   3,522,578 $   3,472,197  $      16,469  $     851,968  $     163,638  $   3,365,272
Expenses:
 Mortality and expense charges       2,366,423     3,633,052         57,548      3,977,945        178,866      4,997,424
 Administrative Fee                    421,569       644,463              -        705,386         25,091        890,977
                                 ------------- -------------  -------------  -------------  -------------  -------------
    Total Expenses                   2,787,992     4,277,515         57,548      4,683,331        203,957      5,888,401
                                 ------------- -------------  -------------  -------------  -------------  -------------
    Net investment income
     (loss)                            734,586      (805,318)       (41,079)    (3,831,363)       (40,319)    (2,523,129)
                                 ------------- -------------  -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions          6,604,031    19,012,472        166,476     23,219,251        117,726     13,495,875
Change in unrealized
 appreciation (depreciation)
 of investments                      1,249,607    11,761,014        477,735     15,602,308        472,333     (3,364,101)
                                 ------------- -------------  -------------  -------------  -------------  -------------
Net realized and unrealized
 gains (losses) on investments       7,853,638    30,773,486        644,211     38,821,559        590,059     10,131,774
                                 ------------- -------------  -------------  -------------  -------------  -------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $   8,588,224 $  29,968,168  $     603,132  $  34,990,196  $     549,740  $   7,608,645
                                 ============= =============  =============  =============  =============  =============

                                 ------------------------------
                                                     Janus
                                      Money       Aggressive
                                     Market         Growth
                                 Portfolio B (a)  Portfolio B
                                 --------------- -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                        $     649,130  $     134,958
Expenses:
 Mortality and expense charges          505,430      1,761,971
 Administrative Fee                      89,128        310,007
                                  -------------  -------------
    Total Expenses                      594,558      2,071,978
                                  -------------  -------------
    Net investment income
     (loss)                              54,572     (1,937,020)
                                  -------------  -------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions                   -      9,155,692
Change in unrealized
 appreciation (depreciation)
 of investments                               -      4,199,581
                                  -------------  -------------
Net realized and unrealized
 gains (losses) on investments                -     13,355,273
                                  -------------  -------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS              $      54,572  $  11,418,253
                                  =============  =============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                                                                       Met Investors
                                    ------------------------------------------------------------------------------------------
                                        PIMCO          PIMCO                                          PIMCO      T. Rowe Price
                                     Total Return   Total Return    RCM Global    RCM Global        Inflation       Mid-Cap
                                         Bond           Bond        Technology    Technology      Protected Bond    Growth
                                      Portfolio     Portfolio B     Portfolio     Portfolio B      Portfolio B    Portfolio B
                                    -------------  -------------  -------------  -------------    -------------- -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $     368,860  $   2,355,424  $       5,165  $     334,776    $     447,579  $   4,647,091
Expenses:
  Mortality and expense charges           670,378      5,161,518          8,782        655,545        4,004,721      2,625,858
  Administrative fee                       34,640        922,344              -        115,258          701,814        470,590
                                    -------------  -------------  -------------  -------------    -------------  -------------
    Total expenses                        705,018      6,083,862          8,782        770,803        4,706,535      3,096,448
                                    -------------  -------------  -------------  -------------    -------------  -------------
    Net investment income (loss)         (336,158)    (3,728,438)        (3,617)      (436,027)      (4,258,956)     1,550,643
                                    -------------  -------------  -------------  -------------    -------------  -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                    472,440        858,004        (43,850)    (1,418,442)       3,481,462      5,797,023
Change in unrealized appreciation
 (depreciation) of investments            453,612      4,913,289        112,221      4,834,351         (451,994)    15,711,237
                                    -------------  -------------  -------------  -------------    -------------  -------------
Net realized and unrealized gains
 (losses) on investments                  926,052      5,771,293         68,371      3,415,909        3,029,468     21,508,260
                                    -------------  -------------  -------------  -------------    -------------  -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $     589,894  $   2,042,855  $      64,754  $   2,979,882    $  (1,229,488) $  23,058,903
                                    =============  =============  =============  =============    =============  =============

                                    --------------------------
                                         MFS              MFS
                                      Research         Research
                                    International    International
                                      Portfolio       Portfolio B
                                    -------------    -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $      92,254    $   9,876,395
Expenses:
  Mortality and expense charges            16,498        2,596,167
  Administrative fee                            -          461,731
                                    -------------    -------------
    Total expenses                         16,498        3,057,898
                                    -------------    -------------
    Net investment income (loss)           75,756        6,818,497
                                    -------------    -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                     33,648       13,061,321
Change in unrealized appreciation
 (depreciation) of investments            119,538        5,038,033
                                    -------------    -------------
Net realized and unrealized gains
 (losses) on investments                  153,186       18,099,354
                                    -------------    -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $     228,942    $  24,917,851
                                    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                                                                         Met Investors
                                    -----------------------------------------------------------------------------------------
                                      Neuberger       Turner      Goldman Sachs    Defensive       Moderate       Balanced
                                       Berman         Mid-Cap        Mid-Cap       Strategy        Strategy       Strategy
                                     Real Estate      Growth          Value         Fund of        Fund of        Fund of
                                     Portfolio B    Portfolio B    Portfolio B      Fund B          Fund B         Fund B
                                    -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $      85,710  $   1,280,062  $   6,435,143  $   2,758,151  $  10,348,544  $  30,157,573
Expenses:
  Mortality and expense charges           871,974        521,848      1,015,641      2,862,605      9,996,114     29,465,982
  Administrative fee                      155,316         92,183        178,571        506,902      1,756,411      5,183,814
                                    -------------  -------------  -------------  -------------  -------------  -------------
    Total expenses                      1,027,290        614,031      1,194,212      3,369,507     11,752,525     34,649,796
                                    -------------  -------------  -------------  -------------  -------------  -------------
    Net investment income (loss)         (941,580)       666,031      5,240,931       (611,356)    (1,403,981)    (4,492,223)
                                    -------------  -------------  -------------  -------------  -------------  -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                  6,286,475      2,931,951      4,435,533        902,896      2,318,404        667,945
Change in unrealized appreciation
 (depreciation) of investments           (174,297)      (958,525)    (2,769,221)     7,272,970     35,770,238    139,053,277
                                    -------------  -------------  -------------  -------------  -------------  -------------
Net realized and unrealized gains
 (losses) on investments                6,112,178      1,973,426      1,666,312      8,175,866     38,088,642    139,721,222
                                    -------------  -------------  -------------  -------------  -------------  -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $   5,170,598  $   2,639,457  $   6,907,243  $   7,564,510  $  36,684,661  $ 135,228,999
                                    =============  =============  =============  =============  =============  =============

                                    -----------------------------
                                        Growth       Aggressive
                                       Strategy       Strategy
                                       Fund of        Fund of
                                        Fund B         Fund B
                                    -------------  -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $  24,901,907  $   4,990,197
Expenses:
  Mortality and expense charges        24,686,461      5,487,982
  Administrative fee                    4,343,084        960,810
                                    -------------  -------------
    Total expenses                     29,029,545      6,448,792
                                    -------------  -------------
    Net investment income (loss)       (4,127,638)    (1,458,595)
                                    -------------  -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                    100,990        333,979
Change in unrealized appreciation
 (depreciation) of investments        158,330,857     39,921,987
                                    -------------  -------------
Net realized and unrealized gains
 (losses) on investments              158,431,847     40,255,966
                                    -------------  -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $ 154,304,209  $  38,797,371
                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                                  Met Investors
                                 -----------------------------------------------       ---------------
                                                     Legg Mason        Met/Putnam
                                   Van Kampen           Value            Capital           Premier
                                    Comstock           Equity         Opportunities        Equity
                                 Portfolio B (b)   Portfolio B (d)   Portfolio B (d)        Fund
                                 ---------------   ---------------   ---------------   --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $      290,079    $            -    $            -    $       10,341
Expenses:
 Mortality and expense charges           64,373               812                 -            16,453
 Administrative Fee                      11,091                62                 -             1,974
                                 --------------    --------------    --------------    --------------
    Total Expenses                       75,464               874                 -            18,427
                                 --------------    --------------    --------------    --------------
    Net investment income
     (loss)                             214,615              (874)                -            (8,086)
                                 --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions                 (66)                4                 -           (56,891)
Change in unrealized
 appreciation (depreciation)
 of investments                         221,096            (8,725)                -           114,334
                                 --------------    --------------    --------------    --------------
Net realized and unrealized
 gains (losses) on investments          221,030            (8,721)                -            57,443
                                 --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $      435,645    $       (9,595)   $            -    $       49,357
                                 ==============    ==============    ==============    ==============

                                                AIM                                     MFS
                                 -----------------------------------------------   --------------

                                    Capital       International      Basic
                                  Appreciation       Growth         Balanced          Research
                                      Fund            Fund            Fund             Series
                                 --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $          435  $        5,207  $       15,160    $        1,607
Expenses:
 Mortality and expense charges            8,532           9,755          13,804             4,175
 Administrative Fee                       1,024           1,171           1,657               501
                                 --------------  --------------  --------------    --------------
    Total Expenses                        9,556          10,926          15,461             4,676
                                 --------------  --------------  --------------    --------------
    Net investment income
     (loss)                              (9,121)         (5,719)           (301)           (3,069)
                                 --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions             (10,715)          1,383         (11,929)           (2,744)
Change in unrealized
 appreciation (depreciation)
 of investments                          67,960         124,742          51,224            26,000
                                 --------------  --------------  --------------    --------------
Net realized and unrealized
 gains (losses) on investments           57,245         126,125          39,295            23,256
                                 --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $       48,124  $      120,406  $       38,994    $       20,187
                                 ==============  ==============  ==============    ==============

(b) For the period from May 2, 2005 to December 31, 2005
(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005


                                               MFS                                                        Oppenheimer
                                 ------------------------------  ----------------------------------------------------------------
                                                                   Main Street                                      Main Street
                                    Investors          New          Growth &                        Strategic        Small-Cap
                                      Trust         Discovery        Income           Bond            Bond            Growth
                                     Series          Series           Fund            Fund            Fund             Fund
                                 --------------  --------------  --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $          927  $            -  $        4,105  $       20,208  $        4,994    $        5,013
Expenses:
 Mortality and expense charges            2,067           2,628           3,680           4,830           1,325             2,302
 Administrative Fee                         248             315             442             580             159               276
                                 --------------  --------------  --------------  --------------  --------------    --------------
    Total Expenses                        2,315           2,943           4,122           5,410           1,484             2,578
                                 --------------  --------------  --------------  --------------  --------------    --------------
Net investment income (loss)             (1,388)         (2,943)            (17)         14,798           3,510             2,435
                                 --------------  --------------  --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions               1,107          (2,079)           (440)          1,157           6,425             6,067
Change in unrealized
 appreciation (depreciation)
 of investments                           9,733          10,671          13,076         (11,332)         (9,004)            5,659
                                 --------------  --------------  --------------  --------------  --------------    --------------
Net realized and unrealized
 gains (losses) on investments           10,840           8,592          12,636         (10,175)         (2,579)           11,726
                                 --------------  --------------  --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $        9,452  $        5,649  $       12,619  $        4,623  $          931    $       14,161
                                 ==============  ==============  ==============  ==============  ==============    ==============

                                 -----------------------------

                                                       Capital
                                     Money          Appreciation
                                   Portfolio       Portfolio B (d)
                                 --------------    ---------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $        6,789    $            -
Expenses:
 Mortality and expense charges            3,131                 -
 Administrative Fee                         376                 -
                                 --------------    --------------
    Total Expenses                        3,507                 -
                                 --------------    --------------
Net investment income (loss)              3,282                 -
                                 --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions                   -                 -
Change in unrealized
 appreciation (depreciation)
 of investments                               -                 -
                                 --------------    --------------
Net realized and unrealized
 gains (losses) on investments                -                 -
                                 --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $        3,282    $            -
                                 ==============    ==============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005


                                                                                           Fidelity
                                 ----------------------------------------------------------------------------------------------
                                      Asset
                                     Manager         Growth        Contrafund       Overseas      Equity-Income    Index 500
                                    Portfolio       Portfolio      Portfolio        Portfolio       Portfolio      Portfolio
                                 --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $    4,334,413  $    1,199,256  $      888,032  $      129,340  $    1,188,328  $    2,679,984
Expenses:
 Mortality and expense charges        2,058,452       3,082,241       3,871,474         121,482         269,758       1,952,198
 Administrative Fee                      33,417          51,729          42,968          13,907          32,371               8
                                 --------------  --------------  --------------  --------------  --------------  --------------
    Total Expenses                    2,091,869       3,133,970       3,914,442         135,389         302,129       1,952,206
                                 --------------  --------------  --------------  --------------  --------------  --------------
Net investment income (loss)          2,242,544      (1,934,714)     (3,026,410)         (6,049)        886,199         727,778
                                 --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions          (2,110,546)     (7,095,149)      3,877,670        (159,567)        225,830       1,609,808
Change in unrealized
 appreciation (depreciation)
 of investments                       3,606,847      18,387,197      41,502,913       1,878,817        (282,062)      2,214,439
                                 --------------  --------------  --------------  --------------  --------------  --------------
Net realized and unrealized
 gains (losses) on investments        1,496,301      11,292,048      45,380,583       1,719,250         (56,232)      3,824,247
                                 --------------  --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $    3,738,845  $    9,357,334  $   42,354,173  $    1,713,201  $      829,967  $    4,552,025
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                 -------------------------------
                                     Money
                                    Market          Mid-Cap
                                   Portfolio    Portfolio B (d)
                                 -------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $      918,116 $            -
Expenses:
 Mortality and expense charges          403,499              -
 Administrative Fee                       6,333              -
                                 -------------- --------------
    Total Expenses                      409,832              -
                                 -------------- --------------
Net investment income (loss)            508,284              -
                                 -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions                   -              -
Change in unrealized
 appreciation (depreciation)
 of investments                               -              -
                                 -------------- --------------
Net realized and unrealized
 gains (losses) on investments                -              -
                                 -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $      508,284 $            -
                                 ============== ==============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                       Fidelity       Scudder I                                             MetLife
                                    --------------- -------------  ------------------------------------------------------------
                                                                                                      FI              FI
                                                                        FI         Russell 2000  International   International
                                      Contrafund    International     Mid-Cap         Index          Stock           Stock
                                    Portfolio B (d)   Portfolio      Portfolio      Portfolio      Portfolio    Portfolio B (d)
                                    --------------- -------------  -------------  -------------  -------------  ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                          $           -  $     394,585  $           -  $     245,548  $       4,064   $           -
Expenses:
  Mortality and expense charges                 31        335,990         47,410         79,840          7,592               -
  Administrative fee                             -            595          1,436          1,161            911               -
                                     -------------  -------------  -------------  -------------  -------------   -------------
    Total expenses                              31        336,585         48,846         81,001          8,503               -
                                     -------------  -------------  -------------  -------------  -------------   -------------
    Net investment income (loss)               (31)        58,000        (48,846)       164,547         (4,439)              -
                                     -------------  -------------  -------------  -------------  -------------   -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                           -       (197,126)       (12,734)       330,827         17,991               -
Change in unrealized appreciation
 (depreciation) of investments                (379)     3,662,606        295,898       (275,880)        84,277               -
                                     -------------  -------------  -------------  -------------  -------------   -------------
Net realized and unrealized gains
 (losses) on investments                      (379)     3,465,480        283,164         54,947        102,268               -
                                     -------------  -------------  -------------  -------------  -------------   -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $        (410) $   3,523,480  $     234,318  $     219,494  $      97,829   $           -
                                     =============  =============  =============  =============  =============   =============

                                    -----------------------------

                                      Met/Putnam       Stock
                                       Voyager         Index
                                    Portfolio A(a)   Portfolio
                                    -------------- -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $       1,878  $   1,250,190
Expenses:
  Mortality and expense charges             1,548        992,118
  Administrative fee                          186         44,085
                                    -------------  -------------
    Total expenses                          1,734      1,036,203
                                    -------------  -------------
    Net investment income (loss)              144        213,987
                                    -------------  -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                   (141,089)     1,570,677
Change in unrealized appreciation
 (depreciation) of investments            109,175        740,389
                                    -------------  -------------
Net realized and unrealized gains
 (losses) on investments                  (31,914)     2,311,066
                                    -------------  -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $     (31,770) $   2,525,053
                                    =============  =============

(a) For the period from January 1, 2005 to April 29, 2005
(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                                                                            MetLife
                                    ------------------------------------------------------------------------------------------
                                                     BlackRock      BlackRock      BlackRock      BlackRock    Lehman Brothers
                                        Stock         Legacy        Strategic        Bond         Large-Cap       Aggregate
                                        Index        Large-Cap        Value         Income          Value        Bond Index
                                     Portfolio B      Growth         Class A        Class A        Class A         Class A
                                    -------------  -------------  -------------  -------------  -------------  ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $   2,967,623  $       1,334  $     675,088  $     117,826  $      13,320  $      109,953
Expenses:
  Mortality and expense charges         2,956,442          4,623        138,468         36,029         10,154          42,521
  Administrative fee                      533,379              -              -              -              -               -
                                    -------------  -------------  -------------  -------------  -------------  --------------
    Total expenses                      3,489,821          4,623        138,468         36,029         10,154          42,521
                                    -------------  -------------  -------------  -------------  -------------  --------------
    Net investment income (loss)         (522,198)        (3,289)       536,620         81,797          3,166          67,432
                                    -------------  -------------  -------------  -------------  -------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                  5,665,464         21,191        188,690         (7,303)        38,642            (580)
Change in unrealized appreciation
 (depreciation) of investments            896,649          4,508       (377,877)       (48,894)        (3,542)        (44,909)
                                    -------------  -------------  -------------  -------------  -------------  --------------
Net realized and unrealized gains
 (losses) on investments                6,562,113         25,699       (189,187)       (56,197)        35,100         (45,489)
                                    -------------  -------------  -------------  -------------  -------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $   6,039,915  $      22,410  $     347,433  $      25,600  $      38,266  $       21,943
                                    =============  =============  =============  =============  =============  ==============

                                    ------------------------------
                                        Harris           Morgan
                                        Oakmark         Stanley
                                    Large-Cap Value    EAFE Index
                                        Class A         Class A
                                    ---------------   -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $       34,515    $      86,930
Expenses:
  Mortality and expense charges             68,653           77,785
  Administrative fee                             -                -
                                    --------------    -------------
    Total expenses                          68,653           77,785
                                    --------------    -------------
    Net investment income (loss)           (34,138)           9,145
                                    --------------    -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                     100,980           44,220
Change in unrealized appreciation
 (depreciation) of investments            (190,418)         741,422
                                    --------------    -------------
Net realized and unrealized gains
 (losses) on investments                   (89,438)         785,642
                                    --------------    -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $     (123,576)   $     794,787
                                    ==============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                                                                           MetLife
                                    ----------------------------------------------------------------------------------
                                         MFS                              Davis            Davis         Harris
                                        Total           Mid-Cap          Venture          Venture        Oakmark
                                       Return         Stock Index         Value            Value      Focused Value
                                       Class A          Class A           Fund            Fund E         Fund A
                                    -------------    -------------    -------------    -------------  -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $     163,197    $     332,202    $      23,044    $   2,859,828  $     161,891
Expenses:
  Mortality and expense charges            83,664           82,557           53,647        7,489,953        225,780
  Administrative fee                          289                -                -        1,337,765              -
                                    -------------    -------------    -------------    -------------  -------------
    Total expenses                         83,953           82,557           53,647        8,827,718        225,780
                                    -------------    -------------    -------------    -------------  -------------
    Net investment income (loss)           79,244          249,645          (30,603)      (5,967,890)       (63,889)
                                    -------------    -------------    -------------    -------------  -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                     24,033           90,225           50,867       34,479,658        177,938
Change in unrealized appreciation
 (depreciation) of investments             33,936          346,192          376,187       13,897,692      1,226,931
                                    -------------    -------------    -------------    -------------  -------------
Net realized and unrealized gains
 (losses) on investments                   57,969          436,417          427,054       48,377,350      1,404,869
                                    -------------    -------------    -------------    -------------  -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $     137,213    $     686,062    $     396,451    $  42,409,460  $   1,340,980
                                    =============    =============    =============    =============  =============

                                    -----------------------------------
                                       Harris
                                       Oakmark         Jennison        Jennison
                                    Focused Value       Growth          Growth
                                       Fund B       Portfolio A (b)   Portfolio B
                                    -------------   ---------------  -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $   3,839,432    $           -   $           -
Expenses:
  Mortality and expense charges         5,187,316            3,201       2,378,659
  Administrative fee                      920,414              384         421,379
                                    -------------    -------------   -------------
    Total expenses                      6,107,730            3,585       2,800,038
                                    -------------    -------------   -------------
    Net investment income (loss)       (2,268,298)          (3,585)     (2,800,038)
                                    -------------    -------------   -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                 20,484,547           11,145      10,582,752
Change in unrealized appreciation
 (depreciation) of investments          8,816,916           65,078       8,034,770
                                    -------------    -------------   -------------
Net realized and unrealized gains
 (losses) on investments               29,301,463           76,223      18,617,522
                                    -------------    -------------   -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $  27,033,165    $      72,638   $  15,817,484
                                    =============    =============   =============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                                                   MetLife
                                 ----------------------------------------------------------------------------      --------------
                                   BlackRock         BlackRock     T. Rowe Price      Salomon       Oppenheimer    T. Rowe Price
                                     Money             Money         Small-Cap       Brothers         Global         Emerging
                                    Market            Market          Growth      U.S. Government     Equity          Growth
                                  Portfolio A     Portfolio B (b)     Class A       Class B (b)   Portfolio B (d)      Fund
                                 -------------    ---------------  -------------  --------------- ---------------  -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $       1,247     $   2,507,848   $           -  $            -   $           -   $       1,162
Expenses:
 Mortality and expense charges             544         1,182,062           8,487          25,307               -           5,372
 Administrative Fee                         65           210,978             237           4,666               -             645
                                 -------------     -------------   -------------  --------------   -------------   -------------
    Total Expenses                         609         1,393,040           8,724          29,973               -           6,017
                                 -------------     -------------   -------------  --------------   -------------   -------------
    Net investment income
     (loss)                                638         1,114,808          (8,724)        (29,973)              -          (4,855)
                                 -------------     -------------   -------------  --------------   -------------   -------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions                  -                 -          11,710          (2,529)              -         (25,226)
Change in unrealized
 appreciation (depreciation)
 of investments                              -                 -          71,200           7,855               -          55,406
                                 -------------     -------------   -------------  --------------   -------------   -------------
Net realized and unrealized
 gains (losses) on investments               -                 -          82,910           5,326               -          30,180
                                 -------------     -------------   -------------  --------------   -------------   -------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $         638     $   1,114,808   $      74,186  $      (24,647)  $           -   $      25,325
                                 =============     =============   =============  ==============   =============   =============

                                   Van Kampen
                                 ----------------------------

                                   Emerging
                                    Growth          Enterprise
                                  Fund B (d)           Fund
                                 -------------    -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $           -    $       1,113
Expenses:
 Mortality and expense charges               -            1,922
 Administrative Fee                          -              231
                                 -------------    -------------
    Total Expenses                           -            2,153
                                 -------------    -------------
    Net investment income
     (loss)                                  -           (1,040)
                                 -------------    -------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions                  -           (1,785)
Change in unrealized
 appreciation (depreciation)
 of investments                              -           12,802
                                 -------------    -------------
Net realized and unrealized
 gains (losses) on investments               -           11,017
                                 -------------    -------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $           -    $       9,977
                                 =============    =============

(b) For the period from May 2, 2005 to December 31, 2005
(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                                   Van Kampen                                  Federated
                                    ----------------------------------------- ------------------------------------------

                                      Growth &      Growth &                     Equity      High Income      Growth
                                       Income        Income       Comstock       Income         Bond         Strategic
                                        Fund       Fund B (d)    Fund B (d)       Fund          Fund           Fund
                                    ------------- ------------- ------------- ------------- -------------  -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $      11,032 $           - $           - $       1,974 $      14,873  $           -
Expenses:
  Mortality and expense charges             3,724             -             -         1,088         2,093          2,314
  Administrative Fee                          447             -             -           131           251            278
                                    ------------- ------------- ------------- ------------- -------------  -------------
    Total Expenses                          4,171             -             -         1,219         2,344          2,592
                                    ------------- ------------- ------------- ------------- -------------  -------------
    Net investment income (loss)            6,861             -             -           755        12,529         (2,592)
                                    ------------- ------------- ------------- ------------- -------------  -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                     15,310             -             -           107        (2,215)        (7,387)
Change in unrealized appreciation
 (depreciation) of investments              1,796             -             -           538        (9,083)        29,360
                                    ------------- ------------- ------------- ------------- -------------  -------------
Net realized and unrealized gains
 (losses) on investments                   17,106             -             -           645       (11,298)        21,973
                                    ------------- ------------- ------------- ------------- -------------  -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $      23,967 $           - $           - $       1,400 $       1,231  $      19,381
                                    ============= ============= ============= ============= =============  =============

                                      Neuberger       Alger
                                    ------------- --------------
                                                     American
                                                      Small
                                    Genesis Trust Capitalization
                                       Class A         Fund
                                    ------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $         309 $           -
Expenses:
  Mortality and expense charges               132       833,132
  Administrative Fee                            -        12,057
                                    ------------- -------------
    Total Expenses                            132       845,189
                                    ------------- -------------
    Net investment income (loss)              177      (845,189)
                                    ------------- -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                      1,071    (3,642,356)
Change in unrealized appreciation
 (depreciation) of investments                977    13,519,296
                                    ------------- -------------
Net realized and unrealized gains
 (losses) on investments                    2,048     9,876,940
                                    ------------- -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $       2,225 $   9,031,751
                                    ============= =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                                      T. Rowe                           Janus
                                    -------------------------------------------     ------------- ----------------
                                                                                        Aspen
                                                                                      Worldwide      Global
                                        Growth       International    Prime Reserve    Growth       Small-Cap
                                         Fund            Fund             Fund         Class A        Fund
                                    -------------    -------------    ------------- ------------- -------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                         $       7,239    $      19,229    $      33,290 $         120 $      74,442
Expenses:
  Mortality and expense charges            91,966            9,713           10,902            77       107,988
  Administrative fee                            -                -                -             -             -
                                    -------------    -------------    ------------- ------------- -------------
    Total expenses                         91,966            9,713           10,902            77       107,988
                                    -------------    -------------    ------------- ------------- -------------
    Net investment income (loss)          (84,727)           9,516           22,388            43       (33,546)
                                    -------------    -------------    ------------- ------------- -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                    (77,402)          (4,503)               -           103       545,651
Change in unrealized appreciation
 (depreciation) of investments            703,720          156,433                -           255     1,280,910
                                    -------------    -------------    ------------- ------------- -------------
Net realized and unrealized
 gains (losses) on investments            626,318          151,930                -           358     1,826,561
                                    -------------    -------------    ------------- ------------- -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $     541,591    $     161,446    $      22,388 $         401 $   1,793,015
                                    =============    =============    ============= ============= =============

                                             American
                                    -----------------------------------------
                                                                        U.S.
                                                       Growth &        Global
                                        Growth          Income        Growth|
                                         Fund            Fund        Fund B (d)
                                    -------------    ------------- -------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                         $     179,200    $     317,461 $           -
Expenses:
  Mortality and expense charges           304,147          222,554           272
  Administrative fee                           64               16            10
                                    -------------    ------------- -------------
    Total expenses                        304,211          222,570           282
                                    -------------    ------------- -------------
    Net investment income (loss)         (125,011)          94,891          (282)
                                    -------------    ------------- -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                    102,918           95,477             2
Change in unrealized appreciation
 (depreciation) of investments          3,485,539          669,431         2,427
                                    -------------    ------------- -------------
Net realized and unrealized
 gains (losses) on investments          3,588,457          764,908         2,429
                                    -------------    ------------- -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $   3,463,446    $     859,799 $       2,147
                                    =============    ============= =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                      Alliance                                    Templeton
                                    ------------- ------------------------------------------------------------------------
                                     Bernstein
                                     Large-Cap      Developing      Foreign        Growth     Mutual Shares    VIP Income
                                       Growth        Markets       Securities    Securities    Securities      Securities
                                     Fund B (d)     Fund B (d)     Fund B (d)    Fund B (d)    Fund B (d)      Fund B (d)
                                    ------------- -------------  -------------  ------------- -------------  -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $           - $           -  $           -  $           - $           -  $           -
Expenses:
  Mortality and expense charges                 -           196            694              -           308             64
  Administrative Fee                            -             5             50              -            21              -
                                    ------------- -------------  -------------  ------------- -------------  -------------
    Total Expenses                              -           201            744              -           329             64
                                    ------------- -------------  -------------  ------------- -------------  -------------
    Net investment income (loss)                -          (201)          (744)             -          (329)           (64)
                                    ------------- -------------  -------------  ------------- -------------  -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                          -             -              -              -             5              -
Change in unrealized appreciation
 (depreciation) of investments                  -         5,294         11,553              -         3,457            221
                                    ------------- -------------  -------------  ------------- -------------  -------------
Net realized and unrealized gains
 (losses) on investments                        -         5,294         11,553              -         3,462            221
                                    ------------- -------------  -------------  ------------- -------------  -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $           - $       5,093  $      10,809  $           - $       3,133  $         157
                                    ============= =============  =============  ============= =============  =============

                                       Lazard      Morgan Stanley
                                    -------------  ---------------

                                     Retirement      UIF Equity
                                      Small-Cap      and Income
                                    Portfolio (d)  Portfolio B (d)
                                    -------------  ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $           -   $           -
Expenses:
  Mortality and expense charges                 7               -
  Administrative Fee                            -               -
                                    -------------   -------------
    Total Expenses                              7               -
                                    -------------   -------------
    Net investment income (loss)               (7)              -
                                    -------------   -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                          -               -
Change in unrealized appreciation
 (depreciation) of investments               (292)              -
                                    -------------   -------------
Net realized and unrealized gains
 (losses) on investments                     (292)              -
                                    -------------   -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $        (299)  $           -
                                    =============   =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                    Morgan Stanley     Pioneer        Putnam                   Salomon Brothers
                                    -------------- --------------- ------------- -------------------------------------------
                                                                        VT
                                       UIF U.S.          VCT        Small-Cap    Variable High    Variable     VSF Investors
                                     Real Estate       Mid-Cap        Value       Yield Bond      Small-Cap        Fund
                                    Portfolio (d)  Portfolio B (d)  Fund B (d)   Portfolio (d)  Portfolio (d)  Portfolio (d)
                                    -------------- --------------- ------------- -------------  -------------  -------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                         $           -   $           -  $           - $       3,906  $       9,565  $       1,058
Expenses:
  Mortality and expense charges                 -               -              -            62            179             69
  Administrative fee                            -               -              -             -             10              4
                                    -------------   -------------  ------------- -------------  -------------  -------------
    Total expenses                              -               -              -            62            189             73
                                    -------------   -------------  ------------- -------------  -------------  -------------
    Net investment income (loss)                -               -              -         3,844          9,376            985
                                    -------------   -------------  ------------- -------------  -------------  -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                          -               -              -             -              2              -
Change in unrealized appreciation
 (depreciation) of investments                  -               -              -        (3,617)       (10,276)        (1,461)
                                    -------------   -------------  ------------- -------------  -------------  -------------
Net realized and unrealized gains
 (losses) on investments                        -               -              -        (3,617)       (10,274)        (1,461)
                                    -------------   -------------  ------------- -------------  -------------  -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $           -   $           -  $           - $         227  $        (898) $        (476)
                                    =============   =============  ============= =============  =============  =============

                                             Smith Barney
                                    -----------------------------
                                      Greenwich
                                       Street       Equity Index
                                    Appreciation        Fund
                                    Portfolio (d)  Portfolio B (d)
                                    -------------  ---------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                         $         226   $         241
Expenses:
  Mortality and expense charges                18              22
  Administrative fee                            -               -
                                    -------------   -------------
    Total expenses                             18              22
                                    -------------   -------------
    Net investment income (loss)              208             219
                                    -------------   -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                          -               -
Change in unrealized appreciation
 (depreciation) of investments               (688)           (446)
                                    -------------   -------------
Net realized and unrealized gains
 (losses) on investments                     (688)           (446)
                                    -------------   -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $        (480)  $        (227)
                                    =============   =============

(d) For the period from November 7, 2005 to December 31, 2005


See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                                                                             Smith Barney
                                    ----------------------------------------------------------------------------------
                                      Greenwich    Multi-Discipline Multi-Discipline Multi-Discipline Multi-Discipline
                                     Fundamental   Balanced All Cap    Large-Cap         All Cap       Global All Cap
                                        Value       Growth & Value   Growth & Value    Growth Value    Growth & Value
                                    Portfolio (d)   Portfolio (d)    Portfolio (d)    Portfolio (d)   Portfolio B (d)
                                    -------------  ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $       2,309   $          511   $          609   $        3,302   $        1,818
Expenses:
  Mortality and expense charges                43               29               31              173              104
  Administrative fee                            -                -                -                9               11
                                    -------------   --------------   --------------   --------------   --------------
    Total Expenses                             43               29               31              182              115
                                    -------------   --------------   --------------   --------------   --------------
    Net investment income (loss)            2,266              482              578            3,120            1,703
                                    -------------   --------------   --------------   --------------   --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                          -                -                -                -               (1)
Change in unrealized appreciation
 (depreciation) of investments             (2,339)            (571)            (950)          (4,166)          (2,150)
                                    -------------   --------------   --------------   --------------   --------------
Net realized and unrealized gains
 (losses) on investments                   (2,339)            (571)            (950)          (4,166)          (2,151)
                                    -------------   --------------   --------------   --------------   --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $         (73)  $          (89)  $         (372)  $       (1,046)  $         (448)
                                    =============   ==============   ==============   ==============   ==============

                                    --------------------------------------------
                                     Allocation     Allocation     Allocation
                                       Select         Select         Select
                                      Balanced    Large-Cap Value  High Growth
                                    Portfolio (d)  Portfolio (d)  Portfolio (d)
                                    ------------- --------------- -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $           - $            -  $           -
Expenses:
  Mortality and expense charges                 -              -              -
  Administrative fee                            -              -              -
                                    ------------- --------------  -------------
    Total Expenses                              -              -              -
                                    ------------- --------------  -------------
    Net investment income (loss)                -              -              -
                                    ------------- --------------  -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                          -              -              -
Change in unrealized appreciation
 (depreciation) of investments                  -              -              -
                                    ------------- --------------  -------------
Net realized and unrealized gains
 (losses) on investments                        -              -              -
                                    ------------- --------------  -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $           - $            -  $           -
                                    ============= ==============  =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                                              Smith Barney
                                 -----------------------------------------------------------------------
                                                                 Premier                     Greenwich
                                  Capital and   IS Dividend   Selections All   IS Growth   Street Equity
                                    Income       Strategy       Cap Growth    and Income       Index
                                 Portfolio (d) Portfolio (d)  Portfolio (d)  Portfolio (d) Portfolio (d)
                                 ------------- -------------  -------------- ------------- -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $           - $         433  $           -  $           - $           -
Expenses:
 Mortality and expense charges               -            13              -              -             -
 Administrative fee                          -             -              -              -             -
                                 ------------- -------------  -------------  ------------- -------------
    Total expenses                           -            13              -              -             -
                                 ------------- -------------  -------------  ------------- -------------
    Net investment income
     (loss)                                  -           420              -              -             -
                                 ------------- -------------  -------------  ------------- -------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions                  -             -              -              -             -
Change in unrealized
 appreciation (depreciation)
 of investments                              -          (714)             -              -             -
                                 ------------- -------------  -------------  ------------- -------------
Net realized and unrealized
 gains (losses) on investments               -          (714)             -              -             -
                                 ------------- -------------  -------------  ------------- -------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $           - $        (294) $           -  $           - $           -
                                 ============= =============  =============  ============= =============

                                             Travelers Series Fund
                                 ---------------------------------------------
                                 Salomon Brothers Smith Barney   Smith Barney
                                 Adjustable Rate   Aggressive      Large-Cap
                                      Income         Growth         Growth
                                  Portfolio (d)   Portfolio (d)  Portfolio (d)
                                 ---------------- -------------  -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                        $          105  $           6  $         241
Expenses:
 Mortality and expense charges                 2            147            175
 Administrative fee                            -              4             13
                                  --------------  -------------  -------------
    Total expenses                             2            151            188
                                  --------------  -------------  -------------
    Net investment income
     (loss)                                  103           (145)            53
                                  --------------  -------------  -------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security transactions                    -              1             49
Change in unrealized
 appreciation (depreciation)
 of investments                              (99)        (1,320)        (3,408)
                                  --------------  -------------  -------------
Net realized and unrealized
 gains (losses) on investments               (99)        (1,319)        (3,359)
                                  --------------  -------------  -------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS              $            4  $      (1,464) $      (3,306)
                                  ==============  =============  =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005

                                               Travelers Series Fund
                                    ------------------------------------------- -----------------------------
                                    Smith Barney                 Smith Barney
                                      Large-Cap   Smith Barney      Social          Janus
                                        Value     Money Market  Awareness Stock Appreciation     Large-Cap
                                    Portfolio (d) Portfolio (d)  Portfolio (d)  Portfolio (d)  Portfolio (d)
                                    ------------- ------------- --------------- -------------  -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $           - $         295  $           -  $           -  $           -
Expenses:
  Mortality and expense charges                 -           108              -             15            123
  Administrative fee                            -             5              -              -             10
                                    ------------- -------------  -------------  -------------  -------------
    Total expenses                              -           113              -             15            133
                                    ------------- -------------  -------------  -------------  -------------
    Net investment income (loss)                -           182              -            (15)          (133)
                                    ------------- -------------  -------------  -------------  -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                          -             -              -              -              4
Change in unrealized appreciation
 (depreciation) of investments                  -             -              -           (275)           (27)
                                    ------------- -------------  -------------  -------------  -------------
Net realized and unrealized gains
 (losses) on investments                        -             -              -           (275)           (23)
                                    ------------- -------------  -------------  -------------  -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $           - $         182  $           -  $        (290) $        (156)
                                    ============= =============  =============  =============  =============

                                     Travelers Series Trust
                                    -----------------------------------------------------
                                      T. Rowe Price        Managed           Managed
                                    Allocation Series Allocation Series Allocation Series
                                       Aggressive       Conservative        Moderate
                                      Portfolio (d)     Portfolio (d)     Portfolio (d)
                                    ----------------- ----------------- -----------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                          $           55    $            -    $        5,300
Expenses:
  Mortality and expense charges                  54                 -               912
  Administrative fee                              4                 -                77
                                     --------------    --------------    --------------
    Total expenses                               58                 -               989
                                     --------------    --------------    --------------
    Net investment income (loss)                 (3)                -             4,311
                                     --------------    --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                            -                 -                13
Change in unrealized appreciation
 (depreciation) of investments                  (89)                -            (5,013)
                                     --------------    --------------    --------------
Net realized and unrealized gains
 (losses) on investments                        (89)                -            (5,000)
                                     --------------    --------------    --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $          (92)   $            -    $         (689)
                                     ==============    ==============    ==============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005


                                                                                           Travelers Series Trust
                                    -------------------------------------------------------------------------------------------
                                         Managed           Managed                        Style Focus Series Style Focus Series
                                    Allocation Series Allocation Series                       Small-Cap          Small-Cap
                                     Mod Aggressive   Mod Conservative     MFS Value            Growth             Value
                                      Portfolio (d)     Portfolio (d)    Portfolio (d)      Portfolio (d)      Portfolio (d)
                                    ----------------- -----------------  -------------    ------------------ ------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                          $        1,335    $             -   $         557      $         575      $         921
Expenses:
  Mortality and expense charges                 341                  -              13                 40                 90
  Administrative fee                             28                  -               -                  -                  5
                                     --------------    ---------------   -------------      -------------      -------------
    Total expenses                              369                  -              13                 40                 95
                                     --------------    ---------------   -------------      -------------      -------------
    Net investment income (loss)                966                  -             544                535                826
                                     --------------    ---------------   -------------      -------------      -------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                            2                  -               -                  -                  -
Change in unrealized appreciation
 (depreciation) of investments               (2,900)                 -            (801)            (1,103)            (1,075)
                                     --------------    ---------------   -------------      -------------      -------------
Net realized and unrealized gains
 (losses) on investments                     (2,898)                 -            (801)            (1,103)            (1,075)
                                     --------------    ---------------   -------------      -------------      -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $       (1,932)   $             -   $        (257)     $        (568)     $        (249)
                                     ==============    ===============   =============      =============      =============

                                    -----------------------------------------
                                      Travelers                         Pioneer
                                       Managed                          Mid-Cap
                                       Income        Pioneer Fund        Value
                                    Portfolio (d)    Portfolio (d)   Portfolio (d)
                                    -------------    -------------   -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                         $       4,214    $           -   $       1,245
Expenses:
  Mortality and expense charges               176               41              93
  Administrative fee                           10                -               5
                                    -------------    -------------   -------------
    Total expenses                            186               41              98
                                    -------------    -------------   -------------
    Net investment income (loss)            4,028              (41)          1,147
                                    -------------    -------------   -------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized gains (losses) from
 security transactions                          -                -               -
Change in unrealized appreciation
 (depreciation) of investments             (3,646)            (220)         (1,148)
                                    -------------    -------------   -------------
Net realized and unrealized gains
 (losses) on investments                   (3,646)            (220)         (1,148)
                                    -------------    -------------   -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                $         382    $        (261)  $          (1)
                                    =============    =============   =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year Ended December 31, 2005


                                                                                          Travelers Series Trust
                                          -------------------------------------------------------------------------
                                             Pioneer
                                            Strategic     Convertible    MFS Total      Federated    Mercury Large
                                             Income       Securities      Return       High Yield      Cap Core
                                          Portfolio (d)  Portfolio (d) Portfolio (d)  Portfolio (d)  Portfolio (d)
                                          -------------  ------------- -------------  -------------  -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                               $           -  $           - $       2,808  $           -  $           -
Expenses:
  Mortality and expense charges                       4              -            53             76             55
  Administrative fee                                  -              -             -              -              -
                                          -------------  ------------- -------------  -------------  -------------
    Total expenses                                    4              -            53             76             55
                                          -------------  ------------- -------------  -------------  -------------
    Net investment income (loss)                     (4)             -         2,755            (76)           (55)
                                          -------------  ------------- -------------  -------------  -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security
 transactions                                         -              -             -              -              -
Change in unrealized appreciation
 (depreciation) of investments                       51              -        (3,101)           531            174
                                          -------------  ------------- -------------  -------------  -------------
Net realized and unrealized gains
 (losses) on investments                             51              -        (3,101)           531            174
                                          -------------  ------------- -------------  -------------  -------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                      $          47  $           - $        (346) $         455  $         119
                                          =============  ============= =============  =============  =============

                                          --------------------------------------------
                                                                            U.S.
                                                          AIM Capital    Government
                                          Equity Income  Appreciation    Securities
                                          Portfolio (d)  Portfolio (d)  Portfolio (d)
                                          -------------  ------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                               $           -  $           - $            -
Expenses:
  Mortality and expense charges                     116              -              2
  Administrative fee                                  4              -              -
                                          -------------  ------------- --------------
    Total expenses                                  120              -              2
                                          -------------  ------------- --------------
    Net investment income (loss)                   (120)             -             (2)
                                          -------------  ------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security
 transactions                                         -              -              -
Change in unrealized appreciation
 (depreciation) of investments                     (773)             -             31
                                          -------------  ------------- --------------
Net realized and unrealized gains
 (losses) on investments                           (773)             -             31
                                          -------------  ------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                      $        (893) $           - $           29
                                          =============  ============= ==============

(d) For the period from November 7, 2005 to December 31, 2005


See accompanying notes to financial statements.

                                                                    (Concluded)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                 Met Investors
                            ----------------------------------------------------------------------------------------------------
                               Lord Abbett Growth and            Lord Abbett Growth and          Lord Abbett Bond Debenture
                                  Income Portfolio                 Income Portfolio B                     Portfolio
                            ----------------------------      ----------------------------      ----------------------------
                                 2005             2004             2005             2004             2005             2004
                            -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $   5,214,858    $  (2,530,213)   $   5,800,856    $ (10,745,664)   $     115,573    $      50,622
 Net realized gains
   (losses) from
   security transactions        2,104,692         (258,789)      35,503,350       67,526,358           37,201           17,613
 Change in unrealized
   appreciation
   (depreciation) of
   investments                   (873,049)      35,854,914      (36,549,563)      25,862,520         (128,424)          48,724
                            -------------    -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            6,446,501       33,065,912        4,754,643       82,643,214           24,350          116,959
                            -------------    -------------    -------------    -------------    -------------    -------------
From capital
 transactions:
 Net purchase payments         15,109,163       17,063,809       44,744,699      303,861,066          352,454          237,564
 Net investment division
   transfers                  (10,774,883)      (5,480,924)    (168,781,586)    (301,793,567)       1,056,132        1,004,501
 Other net transfers          (28,809,068)     (22,997,599)     (31,824,481)     (37,472,572)        (237,488)        (144,772)
                            -------------    -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             (24,474,788)     (11,414,714)    (155,861,368)     (35,405,073)       1,171,098        1,097,293
                            -------------    -------------    -------------    -------------    -------------    -------------
    NET CHANGE IN NET
     ASSETS                   (18,028,287)      21,651,198     (151,106,725)      47,238,141        1,195,448        1,214,252
NET ASSETS - BEGINNING
 OF PERIOD                    319,825,154      298,173,956      673,340,046      626,101,905        2,211,496          997,244
                            -------------    -------------    -------------    -------------    -------------    -------------
NET ASSETS - END OF
 PERIOD                     $ 301,796,867    $ 319,825,154    $ 522,233,321    $ 673,340,046    $   3,406,944    $   2,211,496
                            =============    =============    =============    =============    =============    =============

                            ------------------
                             Lord Abbett Bond Debenture
                                     Portfolio B
                            ----------------------------
                                 2005            2004
                            -------------   -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $   7,366,523   $   4,647,469
 Net realized gains
   (losses) from
   security transactions       18,275,995      38,584,694
 Change in unrealized
   appreciation
   (depreciation) of
   investments                (27,365,887)     (9,759,808)
                            -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations           (1,723,369)     33,472,355
                            -------------   -------------
From capital
 transactions:
 Net purchase payments         19,249,661     214,328,655
 Net investment division
   transfers                 (137,016,294)   (254,672,860)
 Other net transfers          (24,630,686)    (34,473,630)
                            -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions            (142,397,319)    (74,817,835)
                            -------------   -------------
    NET CHANGE IN NET
     ASSETS                  (144,120,688)    (41,345,480)
NET ASSETS - BEGINNING
 OF PERIOD                    443,728,310     485,073,790
                            -------------   -------------
NET ASSETS - END OF
 PERIOD                     $ 299,607,622   $ 443,728,310
                            =============   =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                             Met Investors
                            ------------------------------------------------------------------------------------------------
                            Lord Abbett Growth Opportunities   Lord Abbett Mid-Cap Value            JP Morgan Quality
                                    Portfolio B                       Portfolio B                         Bond
                            --------------------------------  ---------------------------      --------------------------
                               2005 (d)                          2005 (d)                                      2004 (c)
                             -------------                    -------------                                 -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $      18,146                     $      10,853                                 $   2,470,018
 Net realized gains
   (losses)
   from security
   transactions                         2                                 2                                      (906,141)
 Change in
   unrealized appreciation
   (depreciation) of
   investments                    (19,628)                          (12,409)                                     (743,674)
                             -------------                    -------------                                 -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               (1,480)                           (1,554)                                      820,203
                             -------------                    -------------                                 -------------
From capital
 transactions:
 Net purchase payments            300,651                           310,539                                     2,383,713
 Net investment
   division transfers                 381                            34,916                                   (33,973,608)
 Other net transfers                    -                                 -                                    (2,414,466)
                             -------------                    -------------                                 -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 301,032                           345,455                                   (34,004,361)
                             -------------                    -------------                                 -------------
    NET CHANGE IN NET
     ASSETS                       299,552                           343,901                                   (33,184,158)
NET ASSETS - BEGINNING
  OF PERIOD                             -                                 -                                    33,184,158
                             -------------                    -------------                                 -------------
NET ASSETS - END OF
  PERIOD                    $     299,552                     $     343,901                                 $           -
                             =============                    =============                                 =============

                            -------------------
                                Met/Putnam Research
                                     Portfolio
                            --------------------------
                                            2004 (c)
                                         -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                                $     (45,897)
 Net realized gains
   (losses)
   from security
   transactions                              1,622,730
 Change in
   unrealized appreciation
   (depreciation) of
   investments                              (1,276,614)
                                         -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                           300,219
                                         -------------
From capital
 transactions:
 Net purchase payments                          73,039
 Net investment
   division transfers                      (18,375,896)
 Other net transfers                        (4,787,968)
                                         -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                          (23,090,825)
                                         -------------
    NET CHANGE IN NET
     ASSETS                                (22,790,606)
NET ASSETS - BEGINNING
  OF PERIOD                                 22,790,606
                                         -------------
NET ASSETS - END OF
  PERIOD                                 $           -
                                         =============

(c) For the period from January 1, 2004 to November 19, 2004
(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                Met Investors
                            -----------------------------------------------------------------------------------------------
                                Met/Putnam Research              Lazard Mid-Cap             Met/AIM Small-Cap Growth
                                    Portfolio B                    Portfolio B                      Portfolio
                            --------------------------    ----------------------------    ----------------------------
                                            2004 (c)           2005           2004             2005             2004
                                         -------------    -------------  -------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                                $    (522,928)   $  11,299,782  $  (2,702,748)   $       8,041    $      (5,275)
 Net realized gains
   (losses)
   from security
   transactions                              8,997,703        6,501,495     15,976,683           31,683           10,529
 Change in
   unrealized appreciation
   (depreciation) of
   investments                              (7,997,493)     (10,784,556)     4,388,840           (5,623)          12,723
                                         -------------    -------------  -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                           477,282        7,016,721     17,662,775           34,101           17,977
                                         -------------    -------------  -------------    -------------    -------------
From capital
 transactions:
 Net purchase payments                      19,058,377       12,430,005     63,328,555           88,741           97,132
 Net investment
   division transfers                      (84,403,497)     (25,566,467)   (81,087,583)         142,919          (19,064)
 Other net transfers                        (3,615,533)      (8,125,158)    (8,799,117)          (6,887)         (19,291)
                                         -------------    -------------  -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                          (68,960,653)     (21,261,620)   (26,558,145)         224,773           58,777
                                         -------------    -------------  -------------    -------------    -------------
    NET CHANGE IN NET
     ASSETS                                (68,483,371)     (14,244,899)    (8,895,370)         258,874           76,754
NET ASSETS-BEGINNING OF
 PERIOD                                     68,483,371      138,065,890    146,961,260          445,303          368,549
                                         -------------    -------------  -------------    -------------    -------------
NET ASSETS-END OF PERIOD                 $           -    $ 123,820,991  $ 138,065,890    $     704,177    $     445,303
                                         =============    =============  =============    =============    =============

                            ---------------------
                              Met/AIM Small-Cap Growth
                                     Portfolio B
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $     734,586  $  (3,989,640)
 Net realized gains
   (losses)
   from security
   transactions                 6,604,031     21,807,555
 Change in
   unrealized appreciation
   (depreciation) of
   investments                  1,249,607       (278,818)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            8,588,224     17,539,097
                            -------------  -------------
From capital
 transactions:
 Net purchase payments         15,606,310    100,622,101
 Net investment
   division transfers         (65,678,496)   (30,217,510)
 Other net transfers           (9,605,550)   (11,037,210)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             (59,677,736)    59,367,381
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                   (51,089,512)    76,906,478
NET ASSETS-BEGINNING OF
 PERIOD                       220,854,664    143,948,186
                            -------------  -------------
NET ASSETS-END OF PERIOD    $ 169,765,152  $ 220,854,664
                            =============  =============

(c) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004


                                                                                     Met Investors
                            -----------------------------------------------------------------------------------------------
                             Harris Oakmark International    Third Avenue Small-Cap Value    Third Avenue Small-Cap Value
                                      Portfolio B                      Portfolio                      Portfolio B
                            ------------------------------  ------------------------------  ------------------------------
                                 2005            2004            2005            2004            2005            2004
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $     (805,318) $   (5,685,076) $      (41,079) $       47,196  $   (3,831,363) $    1,448,111
 Net realized gains
   (losses) from
   security transactions        19,012,472      52,686,338         166,476          31,330      23,219,251      45,561,520
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  11,761,014      19,269,650         477,735         277,825      15,602,308      27,715,455
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            29,968,168      66,270,912         603,132         356,351      34,990,196      74,725,086
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments          44,232,281     159,746,170         729,071         245,734      44,087,270     144,807,801
 Net investment division
   transfers                   (75,836,582)    (97,353,253)      2,348,127       1,654,312     (63,196,666)   (109,150,376)
 Other net transfers           (13,649,504)    (14,969,077)       (328,111)        (31,064)    (16,539,955)    (14,630,206)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              (45,253,805)     47,423,840       2,749,087       1,868,982     (35,649,351)     21,027,219
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                    (15,285,637)    113,694,752       3,352,219       2,225,333        (659,155)     95,752,305
NET ASSETS - BEGINNING
 OF PERIOD                     311,119,426     197,424,674       2,802,412         577,079     319,335,400     223,583,095
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $  295,833,789  $  311,119,426  $    6,154,631  $    2,802,412  $  318,676,245  $  319,335,400
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -------------------------------
                            Oppenheimer Capital Appreciation
                                       Portfolio
                            ------------------------------
                                 2005           2004 (g)
                            --------------   --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $      (40,319)  $      (26,280)
 Net realized gains
   (losses) from
   security transactions           117,726            9,440
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     472,333          590,950
                            --------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               549,740          574,110
                            --------------   --------------
From capital
 transactions:
 Net purchase payments              68,943            5,930
 Net investment division
   transfers                       (42,181)      18,081,446
 Other net transfers            (2,644,119)        (364,136)
                            --------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               (2,617,357)      17,723,240
                            --------------   --------------
    NET CHANGE IN NET
     ASSETS                     (2,067,617)      18,297,350
NET ASSETS - BEGINNING
 OF PERIOD                      18,297,350                -
                            --------------   --------------
NET ASSETS - END OF
 PERIOD                     $   16,229,733   $   18,297,350
                            ==============   ==============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                 Met Investors
                            ----------------------------------------------------------------------------------------------------
                            Oppenheimer Capital Appreciation          Money Market                 Janus Aggressive Growth
                                     Portfolio B                       Portfolio B                       Portfolio B
                            -------------------------------   ----------------------------      ----------------------------
                                 2005             2004           2005 (a)           2004             2005            2004
                             -------------   -------------    -------------    -------------    -------------   -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $  (2,523,129)   $  25,609,985    $      54,572    $  (1,377,328)   $  (1,937,020)  $  (3,869,202)
 Net realized gains
   (losses) from
   security transactions       13,495,875       27,309,552                -                -        9,155,692      19,824,763
 Change in
   unrealized appreciation
   (depreciation)
   of investments              (3,364,101)     (30,034,891)               -                -        4,199,581        (905,303)
                             -------------   -------------    -------------    -------------    -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            7,608,645       22,884,646           54,572       (1,377,328)      11,418,253      15,050,258
                             -------------   -------------    -------------    -------------    -------------   -------------
From capital
 transactions:
 Net purchase payments         27,396,922      210,046,036       22,818,621       73,676,991        8,741,854     101,545,028
 Net investment
   division transfers        (120,699,106)    (153,861,664)    (111,014,906)     (59,466,436)     (63,859,148)   (105,571,911)
 Other net transfers          (22,984,641)     (23,746,517)     (11,011,473)     (30,967,499)      (7,147,259)     (9,285,301)
                             -------------   -------------    -------------    -------------    -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions            (116,286,825)      32,437,855      (99,207,758)     (16,756,944)     (62,264,553)    (13,312,184)
                             -------------   -------------    -------------    -------------    -------------   -------------
    NET CHANGE IN NET
     ASSETS                  (108,678,180)      55,322,501      (99,153,186)     (18,134,272)     (50,846,300)      1,738,074
NET ASSETS - BEGINNING
 OF PERIOD                    462,796,500      407,473,999       99,153,186      117,287,458      178,656,634     176,918,560
                             -------------   -------------    -------------    -------------    -------------   -------------
NET ASSETS - END OF
 PERIOD                     $ 354,118,320    $ 462,796,500    $           -    $  99,153,186    $`127,810,334   $ 178,656,634
                             =============   =============    =============    =============    =============   =============

                            ---------------------
                               PIMCO Total Return Bond
                                      Portfolio
                            ----------------------------
                                 2005             2004
                            -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $    (336,158)   $   1,166,390
 Net realized gains
   (losses) from
   security transactions          472,440          495,278
 Change in
   unrealized appreciation
   (depreciation)
   of investments                 453,612         (639,625)
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              589,894        1,022,043
                            -------------    -------------
From capital
 transactions:
 Net purchase payments          3,950,623        1,507,494
 Net investment
   division transfers           2,074,769       33,139,654
 Other net transfers           (6,806,022)      (4,877,671)
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (780,630)      29,769,477
                            -------------    -------------
    NET CHANGE IN NET
     ASSETS                      (190,736)      30,791,520
NET ASSETS - BEGINNING
 OF PERIOD                     53,478,208       22,686,688
                            -------------    -------------
NET ASSETS - END OF
 PERIOD                     $  53,287,472    $  53,478,208
                            =============    =============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004


                                                                                 Met Investors
                            --------------------------------------------------------------------------------------------------
                               PIMCO Total Return Bond         RCM Global Technology             RCM Global Technology
                                     Portfolio B                     Portfolio                        Portfolio B
                            ----------------------------   ----------------------------      ----------------------------
                                 2005            2004           2005             2004             2005             2004
                            -------------   -------------  -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $  (3,728,438)  $  27,927,575  $      (3,617)   $      (8,854)   $    (436,027)   $  (1,044,382)
 Net realized gains
   (losses)
   from security
   transactions                   858,004       2,201,587        (43,850)          39,734       (1,418,442)       1,930,754
 Change in
   unrealized appreciation
   (depreciation) of
   investments                  4,913,289     (15,690,290)       112,221          (96,425)       4,834,351       (2,370,714)
                            -------------   -------------  -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            2,042,855      14,438,872         64,754          (65,545)       2,979,882       (1,484,342)
                            -------------   -------------  -------------    -------------    -------------    -------------
From capital
 transactions:
 Net purchase payments         31,229,491     164,802,723        121,091          170,031        3,819,529       22,082,000
 Net investment
   division transfers         (71,742,377)   (198,232,648)       (66,305)          15,509      (18,171,983)       3,746,099
 Other net transfers          (26,307,978)    (30,716,139)       (73,057)         (49,319)      (3,067,834)      (3,630,024)
                            -------------   -------------  -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             (66,820,864)    (64,146,064)       (18,271)         136,221      (17,420,288)      22,198,075
                            -------------   -------------  -------------    -------------    -------------    -------------
    NET CHANGE IN NET
     ASSETS                   (64,778,009)    (49,707,192)        46,483           70,676      (14,440,406)      20,713,733
NET ASSETS - BEGINNING
 OF PERIOD                    430,243,605     479,950,797        716,963          646,287       62,731,454       42,017,721
                            -------------   -------------  -------------    -------------    -------------    -------------
NET ASSETS - END OF
 PERIOD                     $ 365,465,596   $ 430,243,605  $     763,446    $     716,963    $  48,291,048    $  62,731,454
                            =============   =============  =============    =============    =============    =============

                            --------------------
                            PIMCO Inflation Protected Bond
                                     Portfolio B
                            ----------------------------
                                 2005            2004
                            -------------   -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $  (4,258,956)  $  12,252,266
 Net realized gains
   (losses)
   from security
   transactions                 3,481,462      18,343,529
 Change in
   unrealized appreciation
   (depreciation) of
   investments                   (451,994)        854,458
                            -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations           (1,229,488)     31,450,253
                            -------------   -------------
From capital
 transactions:
 Net purchase payments         29,200,003     199,437,324
 Net investment
   division transfers        (101,121,979)   (112,202,113)
 Other net transfers          (17,363,010)    (19,804,845)
                            -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             (89,284,986)     67,430,366
                            -------------   -------------
    NET CHANGE IN NET
     ASSETS                   (90,514,474)     98,880,619
NET ASSETS - BEGINNING
 OF PERIOD                    366,675,226     267,794,607
                            -------------   -------------
NET ASSETS - END OF
 PERIOD                     $ 276,160,752   $ 366,675,226
                            =============   =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                Met Investors
                            ---------------------------------------------------------------------------------------------------
                            T. Rowe Price Mid-Cap Growth     MFS Research International        MFS Research International
                                     Portfolio B                     Portfolio                         Portfolio B
                            ----------------------------    ----------------------------      ----------------------------
                                 2005             2004           2005          2004 (g)            2005             2004
                            -------------    -------------  -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $   1,550,643    $  (3,522,599) $      75,756    $         210    $   6,818,497    $  (3,338,841)
 Net realized gains
   (losses)
   from security
   transactions.                5,797,023       18,616,632         33,648              697       13,061,321       36,350,149
 Change in
   unrealized appreciation
   (depreciation)
   of investments              15,711,237       11,556,771        119,538           38,520        5,038,033       17,372,956
                            -------------    -------------  -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations           23,058,903       26,650,804        228,942           39,427       24,917,851       50,384,264
                            -------------    -------------  -------------    -------------    -------------    -------------
From capital
 transactions:
 Net purchase payments         29,182,475       84,852,922        146,764           20,337       19,388,186       79,857,470
 Net investment
   division transfers         (17,494,204)    (110,635,816)     1,051,163          449,613      (62,704,698)      (8,362,969)
 Other net transfers          (12,153,190)     (10,643,861)       (81,034)               -      (10,326,429)     (11,520,013)
                            -------------    -------------  -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (464,919)     (36,426,755)     1,116,893          469,950      (53,642,941)      59,974,488
                            -------------    -------------  -------------    -------------    -------------    -------------
    NET CHANGE IN NET
     ASSETS                    22,593,984       (9,775,951)     1,345,835          509,377      (28,725,090)     110,358,752
NET ASSETS - BEGINNING
 OF PERIOD                    194,196,493      203,972,444        509,377                -      231,859,445      121,500,693
                            -------------    -------------  -------------    -------------    -------------    -------------
NET ASSETS - END OF
 PERIOD                     $ 216,790,477    $ 194,196,493  $   1,855,212    $     509,377    $ 203,134,355    $ 231,859,445
                            =============    =============  =============    =============    =============    =============

                            ------------------
                            Neuberger Berman Real Estate
                                     Portfolio B
                            ----------------------------
                                 2005         2004 (g)
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $    (941,580) $   2,056,852
 Net realized gains
   (losses)
   from security
   transactions.                6,286,475     13,291,676
 Change in
   unrealized appreciation
   (depreciation)
   of investments                (174,297)    14,778,994
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            5,170,598     30,127,522
                            -------------  -------------
From capital
 transactions:
 Net purchase payments         13,901,674     25,373,692
 Net investment
   division transfers         (25,677,556)    30,740,588
 Other net transfers           (3,842,962)    (3,560,058)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             (15,618,844)    52,554,222
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                   (10,448,246)    82,681,744
NET ASSETS - BEGINNING
 OF PERIOD                     82,681,744              -
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  72,233,498  $  82,681,744
                            =============  =============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                 Met Investors
                            -----------------------------------------------------------------------------------------
                                Turner Mid-Cap Growth      Goldman Sachs Mid-Cap Value   Defensive Strategy Fund of
                                     Portfolio B                   Portfolio B                Fund Portfolio B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005         2004 (g)         2005         2004 (g)         2005         2004 (f)
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $     666,031  $    (841,006) $   5,240,931  $    (139,037) $    (611,356) $   1,647,956
 Net realized gains
   (losses)
   from security
   transactions                 2,931,951      5,309,182      4,435,533      8,797,585        902,896              -
 Change in
   unrealized appreciation
   (depreciation)
   of investments                (958,525)     7,666,573     (2,769,221)    11,000,598      7,272,970       (294,057)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            2,639,457     12,134,749      6,907,243     19,659,146      7,564,510      1,353,899
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments          4,835,320     20,604,840     24,696,313     27,653,490     72,228,685      5,487,168
 Net investment
   division transfers         (24,082,865)    26,949,035     (6,180,261)    30,543,761     99,827,601     97,312,403
 Other net transfers           (1,858,580)    (1,968,358)    (4,801,477)    (2,381,224)   (13,021,934)      (462,130)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             (21,106,125)    45,585,517     13,714,575     55,816,027    159,034,352    102,337,441
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                   (18,466,668)    57,720,266     20,621,818     75,475,173    166,598,862    103,691,340
NET ASSETS - BEGINNING
 OF PERIOD                     57,720,266              -     75,475,173              -    103,691,340              -
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  39,253,598  $  57,720,266  $  96,096,991  $  75,475,173  $ 270,290,202  $ 103,691,340
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                              Moderate Strategy Fund of
                                  Fund Portfolio B
                            ----------------------------
                                 2005         2004 (f)
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $  (1,403,981) $   4,560,314
 Net realized gains
   (losses)
   from security
   transactions                 2,318,404              -
 Change in
   unrealized appreciation
   (depreciation)
   of investments              35,770,238        895,904
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations           36,684,661      5,456,218
                            -------------  -------------
From capital
 transactions:
 Net purchase payments        235,140,028     23,351,732
 Net investment
   division transfers         262,271,757    343,823,589
 Other net transfers          (40,030,753)      (345,858)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             457,381,032    366,829,463
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                   494,065,693    372,285,681
NET ASSETS - BEGINNING
 OF PERIOD                    372,285,681              -
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $ 866,351,374  $ 372,285,681
                            =============  =============

(f) For the period from November 22, 2004 to December 31, 2004
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                 Met Investors
                            -----------------------------------------------------------------------------------------------------
                            Balanced Strategy Fund of Fund       Growth Strategy Fund of Fund    Aggressive Strategy Fund of Fund
                                      Portfolio B                        Portfolio B                      Portfolio B
                            ------------------------------      -----------------------------    -------------------------------
                                 2005            2004 (f)            2005            2004 (f)         2005           2004 (f)
                            --------------    --------------    --------------    -------------   -------------   -------------
INCREASE (DECREASE) IN
 NET
 ASSETS From operations:
 Net investment income
   (loss)                   $   (4,492,223)   $   10,452,008    $   (4,127,638)   $   4,976,102  $  (1,458,595)   $     245,779
 Net realized gains
   (losses) from
   security transactions           667,945                 -           100,990                -        333,979                -
 Change in
   unrealized appreciation
   (depreciation) of
   investments                 139,053,277        10,765,002       158,330,857       15,698,765     39,921,987        4,595,051
                            --------------    --------------    --------------    -------------   -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations           135,228,999        21,217,010       154,304,209       20,674,867     38,797,371        4,840,830
                            --------------    --------------    --------------    -------------   -------------   -------------
From capital
 transactions:
 Net purchase payments         744,839,691        81,657,374       676,269,942       54,473,523    124,548,718       12,627,286
 Net investment
   division transfers          703,612,982     1,087,382,362       580,940,328      897,185,960    122,869,798      201,703,072
 Other net transfers          (100,237,191)          (35,407)      (65,478,227)        (874,580)   (13,864,175)        (463,661)
                            --------------    --------------    --------------    -------------   -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions            1,348,215,482     1,169,004,329     1,191,732,043      950,784,903    233,554,341      213,866,697
                            --------------    --------------    --------------    -------------   -------------   -------------
    NET CHANGE IN NET
     ASSETS                  1,483,444,481     1,190,221,339     1,346,036,252      971,459,770    272,351,712      218,707,527
NET ASSETS - BEGINNING
 OF PERIOD                   1,190,221,339                 -       971,459,770                -    218,707,527                -
                            --------------    --------------    --------------    -------------   -------------   -------------
NET ASSETS - END OF
 PERIOD                     $2,673,665,820    $1,190,221,339    $2,317,496,022    $ 971,459,770  $ 491,059,239    $ 218,707,527
                            ==============    ==============    ==============    =============   =============   =============

                            ----------------------
                                Van Kampen Comstock
                                    Portfolio B
                            ---------------------------
                               2005 (b)
                            -------------
INCREASE (DECREASE) IN
 NET
 ASSETS From operations:
 Net investment income
   (loss)                   $     214,615
 Net realized gains
   (losses) from
   security transactions              (66)
 Change in
   unrealized appreciation
   (depreciation) of
   investments                    221,096
                            -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              435,645
                            -------------
From capital
 transactions:
 Net purchase payments          9,176,704
 Net investment
   division transfers           7,360,164
 Other net transfers             (186,462)
                            -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              16,350,406
                            -------------
    NET CHANGE IN NET
     ASSETS                    16,786,051
NET ASSETS - BEGINNING
 OF PERIOD                              -
                            -------------
NET ASSETS - END OF
 PERIOD                     $  16,786,051
                            =============

(b) For the period from May 2, 2005 to December 31, 2005
(f)  For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                Met Investors
                            ------------------------------------------------------------
                              Legg Mason Value Equity     Met/Putnam Capital Opportunities
                                    Portfolio B                  Portfolio B
                            ---------------------------   --------------------------------
                               2005 (d)                     2005 (d)
                            -------------                  -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $        (874)                $           -
 Net realized gains
   (losses) from
   security transactions.               4                             -
 Change in
   unrealized appreciation
   (depreciation) of
   investments                     (8,725)                            -
                            -------------                  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               (9,595)                            -
                            -------------                  -------------
From capital
 transactions:
 Net purchase payments          1,283,657                             -
 Net investment
   division transfers              61,648                             -
 Other net transfers                    -                             -
                            -------------                  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               1,345,305                             -
                            -------------                  -------------
    NET CHANGE IN NET
     ASSETS                     1,335,710                             -
NET ASSETS - BEGINNING
 OF PERIOD                              -                             -
                            -------------                  -------------
NET ASSETS - END OF
 PERIOD                     $   1,335,710                 $           -
                            =============                  =============

                                                        AIM
                            ----------------------------------------------------------
                                   Premier Equity               Capital Appreciation
                                        Fund                            Fund
                            ----------------------------    ----------------------------
                                 2005           2004             2005             2004
                            -------------  -------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $      (8,086) $     (13,596)   $      (9,121)   $     (10,313)
 Net realized gains
   (losses) from
   security transactions.         (56,891)       (87,947)         (10,715)         (41,575)
 Change in
   unrealized appreciation
   (depreciation) of
   investments                    114,334        154,810           67,960           85,483
                            -------------  -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               49,357         53,267           48,124           33,595
                            -------------  -------------    -------------    -------------
From capital
 transactions:
 Net purchase payments                  -            332              720            4,400
 Net investment
   division transfers             (23,722)       (43,156)         (18,547)         (22,138)
 Other net transfers             (184,260)      (147,157)         (41,023)         (96,946)
                            -------------  -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (207,982)      (189,981)         (58,850)        (114,684)
                            -------------  -------------    -------------    -------------
    NET CHANGE IN NET
     ASSETS                      (158,625)      (136,714)         (10,726)         (81,089)
NET ASSETS - BEGINNING
 OF PERIOD                      1,394,737      1,531,451          719,217          800,306
                            -------------  -------------    -------------    -------------
NET ASSETS - END OF
 PERIOD                     $   1,236,112  $   1,394,737    $     708,491    $     719,217
                            =============  =============    =============    =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                        AIM
                            ----------------------------------------------------------
                                International Growth             Basic Balanced
                                        Fund                          Fund
                            ----------------------------  ----------------------------
                                 2005           2004           2005           2004
                            -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $      (5,719) $      (5,410) $        (301) $        (177)
 Net realized gains
   (losses) from
   security transactions            1,383        (17,714)       (11,929)       (17,498)
 Change in
   unrealized appreciation
   (depreciation) of
   investments                    124,742        163,836         51,224         83,501
                            -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              120,406        140,712         38,994         65,826
                            -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments                744          4,185              -            101
 Net investment
   division transfers              (9,669)       (18,568)       (23,565)        11,484
 Other net transfers              (38,731)       (22,235)      (156,023)       (84,421)
                            -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (47,656)       (36,618)      (179,588)       (72,836)
                            -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                        72,750        104,094       (140,594)        (7,010)
NET ASSETS - BEGINNING
 OF PERIOD                        766,724        662,630      1,165,729      1,172,739
                            -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $     839,474  $     766,724  $   1,025,135  $   1,165,729
                            =============  =============  =============  =============

                                                        MFS
                            ----------------------------------------------------------
                                      Research                       Investors Trust
                                       Series                            Series
                            ----------------------------      ----------------------------
                                 2005             2004             2005           2004
                            -------------    -------------    -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $      (3,069)   $        (962)   $      (1,388) $      (1,297)
 Net realized gains
   (losses) from
   security transactions           (2,744)         (20,397)           1,107         (3,433)
 Change in
   unrealized appreciation
   (depreciation) of
   investments                     26,000           65,099            9,733         20,319
                            -------------    -------------    -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               20,187           43,740            9,452         15,589
                            -------------    -------------    -------------  -------------
From capital
 transactions:
 Net purchase payments                  -                -                -              -
 Net investment
   division transfers              (7,747)         (36,922)          (8,412)       (10,745)
 Other net transfers              (24,407)         (33,966)          (5,995)       (34,671)
                            -------------    -------------    -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (32,154)         (70,888)         (14,407)       (45,416)
                            -------------    -------------    -------------  -------------
    NET CHANGE IN NET
     ASSETS                       (11,967)         (27,148)          (4,955)       (29,827)
NET ASSETS - BEGINNING
 OF PERIOD                        348,760          375,908          169,640        199,467
                            -------------    -------------    -------------  -------------
NET ASSETS - END OF
 PERIOD                     $     336,793    $     348,760    $     164,685  $     169,640
                            =============    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                         MFS                                                     Oppenheimer
                            ----------------------------  -----------------------------------------------------------
                                    New Discovery          Main Street Growth & Income              Bond
                                       Series                         Fund                          Fund
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $      (2,943) $      (3,962) $         (17) $       5,060  $      14,798  $      14,635
 Net realized gains
   (losses) from
   security transactions           (2,079)       (13,231)          (440)      (137,123)         1,157            448
 Change in
   unrealized appreciation
   (depreciation) of
   investments                     10,671         23,863         13,076        149,472        (11,332)           222
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                5,649          6,670         12,619         17,409          4,623         15,305
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments                  -             30              -          3,017              -            202
 Net investment
   division transfers             (15,622)       (49,309)        (4,071)    (1,369,999)       (22,463)        (4,443)
 Other net transfers              (17,032)       (70,744)       (27,708)       (31,875)       (12,439)       (51,461)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (32,654)      (120,023)       (31,779)    (1,398,857)       (34,902)       (55,702)
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                       (27,005)      (113,353)       (19,160)    (1,381,448)       (30,279)       (40,397)
NET ASSETS - BEGINNING
 OF PERIOD                        235,687        349,040        314,388      1,695,836        402,738        443,135
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $     208,682  $     235,687  $     295,228  $     314,388  $     372,459  $     402,738
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                   Strategic Bond
                                        Fund
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $       3,510  $      10,799
 Net realized gains
   (losses) from
   security transactions            6,425          7,839
 Change in
   unrealized appreciation
   (depreciation) of
   investments                     (9,004)       (11,242)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                  931          7,396
                            -------------  -------------
From capital
 transactions:
 Net purchase payments                  -              -
 Net investment
   division transfers                   -       (145,659)
 Other net transfers              (64,320)        (1,913)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (64,320)      (147,572)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                       (63,389)      (140,176)
NET ASSETS - BEGINNING
 OF PERIOD                        111,803        251,979
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $      48,414  $     111,803
                            =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                 Oppenheimer
                            -------------------------------------------------------------------------------------
                            Main Street Small-Cap Growth              Money               Capital Appreciation
                                        Fund                          Fund                        Fund
                            ----------------------------  ----------------------------  -------------------------
                                 2005           2004           2005           2004        2005 (d)
                            -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $       2,435  $      (2,608) $       3,282  $      (1,803) $           -
 Net realized gains
   (losses) from
   security transactions            6,067          3,590              -              -              -
 Change in
   unrealized appreciation
   (depreciation) of
   investments                      5,659         28,777              -              -              -
                            -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               14,161         29,759          3,282         (1,803)             -
                            -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments                  -            561              -              -              -
 Net investment
   division transfers             (12,275)             -        (27,260)      (124,587)             -
 Other net transfers               (6,677)       (17,712)       (78,764)      (116,580)             -
                            -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (18,952)       (17,151)      (106,024)      (241,167)             -
                            -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                        (4,791)        12,608       (102,742)      (242,970)             -
NET ASSETS - BEGINNING
 OF PERIOD                        194,871        182,263        298,120        541,090              -
                            -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $     190,080  $     194,871  $     195,378  $     298,120  $           -
                            =============  =============  =============  =============  =============

                                      Fidelity
                            ----------------------------
                                    Asset Manager
                                      Portfolio
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS From
 operations:
 Net investment income
   (loss)                   $   2,242,544  $   2,344,405
 Net realized gains
   (losses) from
   security transactions       (2,110,546)    (2,087,213)
 Change in
   unrealized appreciation
   (depreciation) of
   investments                  3,606,847      6,220,678
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            3,738,845      6,477,870
                            -------------  -------------
From capital
 transactions:
 Net purchase payments          7,546,788      6,413,602
 Net investment
   division transfers          (9,921,558)    (6,138,000)
 Other net transfers          (16,300,590)   (15,412,600)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             (18,675,360)   (15,136,998)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                   (14,936,515)    (8,659,128)
NET ASSETS - BEGINNING
 OF PERIOD                    164,901,250    173,560,378
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $ 149,964,735  $ 164,901,250
                            =============  =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                      Fidelity
                               -----------------------------------------------------------------------------------------
                                          Growth                      Contrafund                     Overseas
                                         Portfolio                     Portfolio                     Portfolio
                               ----------------------------  ----------------------------  ----------------------------
                                    2005           2004           2005           2004           2005           2004
                               -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET
 ASSETS From operations:
 Net investment income
   (loss)                      $  (1,934,714) $  (2,782,737) $  (3,026,410) $  (2,654,279) $      (6,049) $      (6,309)
 Net realized gains
   (losses) from
   security transactions          (7,095,149)    (7,634,812)     3,877,670      1,744,097       (159,567)      (548,352)
 Change in unrealized
   appreciation (depreciation)
   of investments                 18,387,197     14,833,445     41,502,913     35,062,867      1,878,817      1,804,993
                               -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                    9,357,334      4,415,896     42,354,173     34,152,685      1,713,201      1,250,332
                               -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments            13,927,867     18,066,489     17,262,232     18,017,677        243,188        269,931
 Net investment
   division transfers            (21,537,464)   (18,940,842)       825,066     (4,574,866)      (196,354)      (428,126)
 Other net transfers             (22,019,362)   (21,498,853)   (23,199,750)   (18,362,223)    (1,699,999)    (2,179,238)
                               -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital transactions        (29,628,959)   (22,373,206)    (5,112,452)    (4,919,412)    (1,653,165)    (2,337,433)
                               -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                      (20,271,625)   (17,957,310)    37,241,721     29,233,273         60,036     (1,087,101)
NET ASSETS - BEGINNING
 OF PERIOD                       251,302,201    269,259,511    278,739,238    249,505,965     11,247,255     12,334,356
                               -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                        $ 231,030,576  $ 251,302,201  $ 315,980,959  $ 278,739,238  $  11,307,291  $  11,247,255
                               =============  =============  =============  =============  =============  =============

                               -----------------------------
                                      Equity - Income
                                         Portfolio
                               ----------------------------
                                    2005           2004
                               -------------  -------------
INCREASE (DECREASE) IN
 NET
 ASSETS From operations:
 Net investment income
   (loss)                      $     886,199  $     141,110
 Net realized gains
   (losses) from
   security transactions             225,830         65,049
 Change in unrealized
   appreciation (depreciation)
   of investments                   (282,062)     2,010,741
                               -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                      829,967      2,216,900
                               -------------  -------------
From capital
 transactions:
 Net purchase payments                82,641         77,952
 Net investment
   division transfers               (180,764)       229,534
 Other net transfers              (3,776,055)    (4,161,414)
                               -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital transactions         (3,874,178)    (3,853,928)
                               -------------  -------------
    NET CHANGE IN NET
     ASSETS                       (3,044,211)    (1,637,028)
NET ASSETS - BEGINNING
 OF PERIOD                        23,638,818     25,275,846
                               -------------  -------------
NET ASSETS - END OF
 PERIOD                        $  20,594,607  $  23,638,818
                               =============  =============



See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                        Fidelity
                                    ------------------------------------------------------------------------------------------
                                             Index 500                     Money Market                   Mid-Cap
                                             Portfolio                       Portfolio                  Portfolio B
                                    ---------------------------    ----------------------------  --------------------------
                                        2005           2004             2005           2004        2005 (d)
                                    ------------  -------------    -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $    727,778  $     (14,501)   $     508,284  $     (36,951) $           -
  Net realized gains (losses) from
   security transactions               1,609,808        205,474                -              -              -
  Change in unrealized
   appreciation (depreciation) of
   investments                         2,214,439     13,352,761                -              -              -
                                    ------------  -------------    -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                        4,552,025     13,543,734          508,284        (36,951)             -
                                    ------------  -------------    -------------  -------------  -------------
From capital transactions:
  Net purchase payments                   17,608         33,300        8,117,814     11,407,103              -
  Net investment division
   transfers                         (11,379,815)   (11,911,707)      (3,173,149)    (5,163,355)             -
  Other net transfers                (10,487,336)    (9,655,740)      (3,244,973)    (3,591,291)             -
                                    ------------  -------------    -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions            (21,849,543)   (21,534,147)       1,699,692      2,652,457              -
                                    ------------  -------------    -------------  -------------  -------------
    NET CHANGE IN NET ASSETS         (17,297,518)    (7,990,413)       2,207,976      2,615,506              -
NET ASSETS - BEGINNING OF
 PERIOD                              156,921,964    164,912,377       29,288,538     26,673,032              -
                                    ------------  -------------    -------------  -------------  -------------
NET ASSETS - END OF PERIOD          $139,624,446  $ 156,921,964    $  31,496,514  $  29,288,538  $           -
                                    ============  =============    =============  =============  =============

                                    -----------------------
                                            Contrafund
                                            Portfolio B
                                    ---------------------------
                                       2005 (d)
                                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         (31)
  Net realized gains (losses) from
   security transactions                        -
  Change in unrealized
   appreciation (depreciation) of
   investments                               (379)
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                              (410)
                                    -------------
From capital transactions:
  Net purchase payments                    82,841
  Net investment division
   transfers                                4,583
  Other net transfers                           -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  87,424
                                    -------------
    NET CHANGE IN NET ASSETS               87,014
NET ASSETS - BEGINNING OF
 PERIOD                                         -
                                    -------------
NET ASSETS - END OF PERIOD          $      87,014
                                    =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004


                                              Scudder I
                                    ----------------------------    -------------------------------
                                            International                    FI Mid-Cap
                                              Portfolio                       Portfolio
                                    ----------------------------    ----------------------------
                                         2005             2004           2005             2004
                                    -------------    -------------  -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $      58,000    $     (15,779) $     (48,846)   $     (13,442)
  Net realized gains (losses) from
   security transactions                 (197,126)        (774,822)       (12,734)         (68,076)
  Change in unrealized
   appreciation (depreciation) of
   investments                          3,662,606        3,899,643        295,898          499,735
                                    -------------    -------------  -------------    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                         3,523,480        3,109,042        234,318          418,217
                                    -------------    -------------  -------------    -------------
From capital transactions:
  Net purchase payments                 2,218,565        2,505,281        557,376          363,376
  Net investment division
   transfers                             (261,578)      (1,383,319)       326,714        1,768,728
  Other net transfers                  (1,696,765)      (1,553,606)      (349,078)        (124,324)
                                    -------------    -------------  -------------    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                 260,222         (431,644)       535,012        2,007,780
                                    -------------    -------------  -------------    -------------
    NET CHANGE IN NET ASSETS            3,783,702        2,677,398        769,330        2,425,997
NET ASSETS - BEGINNING OF
 PERIOD                                23,956,966       21,279,568      3,334,720          908,723
                                    -------------    -------------  -------------    -------------
NET ASSETS - END OF PERIOD          $  27,740,668    $  23,956,966  $   4,104,050    $   3,334,720
                                    =============    =============  =============    =============

                                              MetLife
                                    ---------------------------------------------------------
                                         Russell 2000 Index            FI International Stock
                                              Portfolio                       Portfolio
                                    ----------------------------    ----------------------------
                                         2005             2004           2005           2004
                                    -------------    -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $     164,547    $     (42,613) $      (4,439) $        (656)
  Net realized gains (losses) from
   security transactions                  330,827          225,310         17,991          2,062
  Change in unrealized
   appreciation (depreciation) of
   investments                           (275,880)         379,609         84,277         65,240
                                    -------------    -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                           219,494          562,306         97,829         66,646
                                    -------------    -------------  -------------  -------------
From capital transactions:
  Net purchase payments                 1,010,785          714,378          3,850            350
  Net investment division
   transfers                              290,189        2,912,949        159,978        112,334
  Other net transfers                    (547,802)        (266,495)       (79,269)       (43,841)
                                    -------------    -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                 753,172        3,360,832         84,559         68,843
                                    -------------    -------------  -------------  -------------
    NET CHANGE IN NET ASSETS              972,666        3,923,138        182,388        135,489
NET ASSETS - BEGINNING OF
 PERIOD                                 6,150,895        2,227,757        500,667        365,178
                                    -------------    -------------  -------------  -------------
NET ASSETS - END OF PERIOD          $   7,123,561    $   6,150,895  $     683,055  $     500,667
                                    =============    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                          MetLife
                                    --------------------------------------------------------------------------------------------
                                      FI International Stock              Met/Putnam Voyager                Stock Index
                                           Portfolio B                        Portfolio A                    Portfolio
                                    --------------------------       ----------------------------  ----------------------------
                                      2005 (d)                          2005 (a)         2004           2005           2004
                                    -------------                    -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
 From operations:
  Net investment income (loss)      $           -                    $         144  $      (5,226) $     213,987  $    (334,511)
  Net realized gains (losses) from
   security transactions                        -                         (141,089)       (29,279)     1,570,677        924,563
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -                          109,175         49,249        740,389      5,858,151
                                    -------------                    -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                 -                          (31,770)        14,744      2,525,053      6,448,203
                                    -------------                    -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                         -                              121          9,551      7,069,078      7,476,250
  Net investment division
   transfers                                    -                         (353,829)         1,966        411,492      1,928,797
  Other net transfers                           -                          (12,730)       (47,040)    (8,563,562)    (7,197,876)
                                    -------------                    -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                       -                         (366,438)       (35,523)    (1,082,992)     2,207,171
                                    -------------                    -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                                     -                         (398,208)       (20,779)     1,442,061      8,655,374
NET ASSETS - BEGINNING OF
 PERIOD                                         -                          398,208        418,987     78,250,221     69,594,847
                                    -------------                    -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                             $           -                    $           -  $     398,208  $  79,692,282  $  78,250,221
                                    =============                    =============  =============  =============  =============

                                    -----------------------
                                             Stock Index
                                             Portfolio B
                                    ----------------------------
                                         2005             2004
                                    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
 From operations:
  Net investment income (loss)      $    (522,198)   $  (1,613,017)
  Net realized gains (losses) from
   security transactions                5,665,464          918,964
  Change in unrealized
   appreciation (depreciation) of
   investments                            896,649       16,307,278
                                    -------------    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                         6,039,915       15,613,225
                                    -------------    -------------
From capital transactions:
  Net purchase payments                28,178,869       55,258,660
  Net investment division
   transfers                           (7,944,404)      13,229,585
  Other net transfers                 (15,961,634)      (8,296,368)
                                    -------------    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions               4,272,831       60,191,877
                                    -------------    -------------
    NET CHANGE IN NET
     ASSETS                            10,312,746       75,805,102
NET ASSETS - BEGINNING OF
 PERIOD                               211,685,671      135,880,569
                                    -------------    -------------
NET ASSETS - END OF
 PERIOD                             $ 221,998,417    $ 211,685,671
                                    =============    =============

(a) For the period from January 1, 2005 to April 29, 2005
(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                            MetLife
                                    ---------------------------------------------------------------------------------------------
                                    BlackRock Legacy Large-Cap Growth   BlackRock Strategic Value       BlackRock Bond Income
                                               Class A                           Class A                       Class A
                                    --------------------------------- ----------------------------  ----------------------------
                                         2005             2004             2005           2004           2005           2004
                                    ---------------   -------------   -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $      (3,289)   $      (3,004)   $     536,620  $     (82,254) $      81,797  $      42,172
  Net realized gains (losses) from
   security transactions                   21,191           12,572          188,690        150,224         (7,303)           172
  Change in unrealized
   appreciation (depreciation) of
   investments                              4,508            9,341         (377,877)       891,729        (48,894)         5,035
                                     -------------    -------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                            22,410           18,909          347,433        959,699         25,600         47,379
                                     -------------    -------------   -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                    59,514           50,213        1,997,517      1,703,015        480,460        436,936
  Net investment division
   transfers                               71,110          101,127          250,543      4,004,867      1,050,830        993,180
  Other net transfers                     (13,523)         (71,122)        (483,344)      (248,088)      (172,164)      (155,990)
                                     -------------    -------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                 117,101           80,218        1,764,716      5,459,794      1,359,126      1,274,126
                                     -------------    -------------   -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                               139,511           99,127        2,112,149      6,419,493      1,384,726      1,321,505
NET ASSETS - BEGINNING OF
 PERIOD                                   303,678          204,551        9,171,187      2,751,694      1,979,056        657,551
                                     -------------    -------------   -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD          $     443,189    $     303,678    $  11,283,336  $   9,171,187  $   3,363,782  $   1,979,056
                                     =============    =============   =============  =============  =============  =============

                                    ------------------------------
                                      BlackRock Large-Cap Value
                                               Class A
                                    ----------------------------
                                         2005           2004
                                    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $       3,166  $      (5,438)
  Net realized gains (losses) from
   security transactions                   38,642          6,868
  Change in unrealized
   appreciation (depreciation) of
   investments                             (3,542)        51,558
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                            38,266         52,988
                                    -------------  -------------
From capital transactions:
  Net purchase payments                   121,408         92,441
  Net investment division
   transfers                              250,672        256,151
  Other net transfers                     (58,441)        (6,437)
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                 313,639        342,155
                                    -------------  -------------
    NET CHANGE IN NET
     ASSETS                               351,905        395,143
NET ASSETS - BEGINNING OF
 PERIOD                                   607,290        212,147
                                    -------------  -------------
NET ASSETS - END OF PERIOD          $     959,195  $     607,290
                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                           MetLife
                                    -----------------------------------------------------------------------------------------
                                    Lehman Brothers Aggregate Bond         FI Mid-Cap          Harris Oakmark Large-Cap Value
                                            Index Class A                 Opportunities                   Class A
                                    ----------------------------   --------------------------  ----------------------------
                                         2005            2004                      2004 (e)         2005            2004
                                    -------------   -------------               -------------  -------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $      67,432   $     $20,360               $      75,483  $     (34,138)  $     (28,485)
  Net realized gains (losses) from
   security transactions.                    (580)          1,913                     (26,828)       100,980          24,268
  Change in unrealized
   appreciation (depreciation)
   of investments                         (44,909)         18,540                     (88,530)      (190,418)        347,478
                                    -------------   -------------               -------------  -------------   -------------
    Net increase (decrease) in
     net assets resulting from
     operations                            21,943          40,813                     (39,875)      (123,576)        343,261
                                    -------------   -------------               -------------  -------------   -------------
From capital transactions:
  Net purchase payments                   623,715         439,976                     156,728        990,460         776,024
  Net investment division
   transfers                            1,222,982       1,202,378                    (847,751)       452,335       1,727,417
  Other net transfers                    (197,040)        (84,351)                    (87,636)      (279,328)       (151,913)
                                    -------------   -------------               -------------  -------------   -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions               1,649,657       1,558,003                    (778,659)     1,163,467       2,351,528
                                    -------------   -------------               -------------  -------------   -------------
    NET CHANGE IN NET ASSETS            1,671,600       1,598,816                    (818,534)     1,039,891       2,694,789
NET ASSETS - BEGINNING OF
 PERIOD                                 2,300,758         701,942                     818,534      4,444,030       1,749,241
                                    -------------   -------------               -------------  -------------   -------------
NET ASSETS - END OF PERIOD          $   3,972,358   $   2,300,758               $           -  $   5,483,921   $   4,444,030
                                    =============   =============               =============  =============   =============

                                    ---------------------------
                                      Morgan Stanley EAFE Index
                                               Class A
                                    ----------------------------
                                         2005           2004
                                    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $       9,145  $     (16,834)
  Net realized gains (losses) from
   security transactions.                  44,220         25,162
  Change in unrealized
   appreciation (depreciation)
   of investments                         741,422        508,973
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                           794,787        517,301
                                    -------------  -------------
From capital transactions:
  Net purchase payments                 1,316,886        686,526
  Net investment division
   transfers                            2,406,994      1,867,853
  Other net transfers                    (398,270)      (132,830)
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions               3,325,610      2,421,549
                                    -------------  -------------
    NET CHANGE IN NET ASSETS            4,120,397      2,938,850
NET ASSETS - BEGINNING OF
 PERIOD                                 4,007,493      1,068,643
                                    -------------  -------------
NET ASSETS - END OF PERIOD          $   8,127,890  $   4,007,493
                                    =============  =============

(e) For the period from January 1, 2004 to May 1, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                            MetLife
                                    -----------------------------------------------------------------------------------------
                                          MFS Total Return             Mid-Cap Stock Index              Davis Venture
                                               Class A                       Class A                     Value Fund
                                    ----------------------------  ----------------------------  ----------------------------
                                         2005           2004           2005           2004           2005           2004
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $      79,244  $     $32,990  $     249,645  $     (28,035) $     (30,603) $     (12,900)
  Net realized gains (losses) from
   security transactions                   24,033        (21,369)        90,225         23,748         50,867         26,062
  Change in unrealized
   appreciation (depreciation) of
   investments                             33,936        188,277        346,192        502,987        376,187        185,516
                                    -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                           137,213        199,898        686,062        498,700        396,451        198,678
                                    -------------  -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                 1,127,436      3,531,737      1,477,848        954,128        686,138        377,882
  Net investment division
   transfers                            2,840,082       (355,251)     1,343,574      2,080,347      2,742,649      1,269,727
  Other net transfers                    (309,012)             -       (441,563)      (183,797)      (272,782)       (47,240)
                                    -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions               3,658,506      3,176,486      2,379,859      2,850,678      3,156,005      1,600,369
                                    -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS            3,795,719      3,376,384      3,065,921      3,349,378      3,552,456      1,799,047
NET ASSETS - BEGINNING OF
 PERIOD                                 4,142,338        765,954      4,833,477      1,484,099      2,581,378        782,331
                                    -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD          $   7,938,057  $   4,142,338  $   7,899,398  $   4,833,477  $   6,133,834  $   2,581,378
                                    =============  =============  =============  =============  =============  =============

                                    -----------------------------
                                            Davis Venture
                                            Value Fund E
                                    ----------------------------
                                         2005           2004
                                    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $  (5,967,890) $  (8,204,069)
  Net realized gains (losses) from
   security transactions               34,479,658     62,228,122
  Change in unrealized
   appreciation (depreciation) of
   investments                         13,897,692     19,965,602
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                        42,409,460     73,989,655
                                    -------------  -------------
From capital transactions:
  Net purchase payments                64,214,461    250,978,454
  Net investment division
   transfers                         (144,483,629)   (79,589,251)
  Other net transfers                 (30,648,024)   (30,208,664)
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions            (110,917,192)   141,180,539
                                    -------------  -------------
    NET CHANGE IN NET ASSETS          (68,507,732)   215,170,194
NET ASSETS - BEGINNING OF
 PERIOD                               637,147,092    421,976,898
                                    -------------  -------------
NET ASSETS - END OF PERIOD          $ 568,639,360  $ 637,147,092
                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004


                                                                                           MetLife
                                    ---------------------------------------------------------------------------------------
                                    Harris Oakmark Focused Value  Harris Oakmark Focused Value        Jennison Growth
                                               Fund A                        Fund B                     Portfolio A
                                    ----------------------------  ----------------------------  ---------------------------
                                         2005           2004           2005           2004         2005 (b)
                                    -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $     (63,889) $     (34,791) $  (2,268,298) $  (2,304,431) $      (3,585)
  Net realized gains (losses) from
   security transactions                  177,938         30,887     20,484,547     39,323,227         11,145
  Change in unrealized
   appreciation (depreciation) of
   investments                          1,226,931        892,834      8,816,916     (4,829,272)        65,078
                                    -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                         1,340,980        888,930     27,033,165     32,189,524         72,638
                                    -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                 3,245,446      2,646,301     38,108,551    173,527,744          3,342
  Net investment division
   transfers                            5,423,642      5,623,567    (75,525,778)  (180,014,819)       338,857
  Other net transfers                    (861,057)      (501,782)   (24,521,841)   (23,120,716)       (46,767)
                                    -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions               7,808,031      7,768,086    (61,939,068)   (29,607,791)       295,432
                                    -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS            9,149,011      8,657,016    (34,905,903)     2,581,733        368,070
NET ASSETS - BEGINNING OF PERIOD       12,299,372      3,642,356    412,523,783    409,942,050              -
                                    -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD          $  21,448,383  $  12,299,372  $ 377,617,880  $ 412,523,783  $     368,070
                                    =============  =============  =============  =============  =============

                                    -----------------------------
                                           Jennison Growth
                                             Portfolio B
                                    ----------------------------
                                         2005           2004
                                    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $  (2,800,038) $  (4,540,203)
  Net realized gains (losses) from
   security transactions               10,582,752     24,712,282
  Change in unrealized
   appreciation (depreciation) of
   investments                          8,034,770      2,377,607
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                        15,817,484     22,549,686
                                    -------------  -------------
From capital transactions:
  Net purchase payments                17,169,997    121,283,027
  Net investment division
   transfers                          (68,285,225)   (86,038,762)
  Other net transfers                 (10,005,098)   (12,757,826)
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions             (61,120,326)    22,486,439
                                    -------------  -------------
    NET CHANGE IN NET ASSETS          (45,302,842)    45,036,125
NET ASSETS - BEGINNING OF PERIOD      229,058,814    184,022,689
                                    -------------  -------------
NET ASSETS - END OF PERIOD          $ 183,755,972  $ 229,058,814
                                    =============  =============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004


                                                                                         MetLife
                                    ---------------------------------------------------------------------------------------
                                       BlackRock Money Market       BlackRock Money Market   T. Rowe Price Small-Cap Growth
                                             Portfolio A                 Portfolio B                    Class A
                                    ----------------------------  -------------------------- ----------------------------
                                         2005         2004 (g)       2005 (b)                     2005          2004 (g)
                                    -------------  -------------  -------------              -------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         638  $        (296) $   1,114,808              $      (8,724)  $      (1,485)
  Net realized gains (losses) from
   security transactions                        -              -              -                     11,710          (4,315)
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -              -              -                     71,200          39,931
                                    -------------  -------------  -------------              -------------   -------------
    Net increase (decrease) in
     net assets resulting from
     operations                               638           (296)     1,114,808                     74,186          34,131
                                    -------------  -------------  -------------              -------------   -------------
From capital transactions:
  Net purchase payments                         -              -     44,029,115                     85,540          25,079
  Net investment division
   transfers                               10,589         68,849    103,694,334                    419,104         362,762
  Other net transfers                     (11,476)       (25,686)   (25,095,218)                   (65,018)         (3,239)
                                    -------------  -------------  -------------              -------------   -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                    (887)        43,163    122,628,231                    439,626         384,602
                                    -------------  -------------  -------------              -------------   -------------
    NET CHANGE IN NET ASSETS                 (249)        42,867    123,743,039                    513,812         418,733
NET ASSETS - BEGINNING OF PERIOD           42,867              -              -                    418,733               -
                                    -------------  -------------  -------------              -------------   -------------
NET ASSETS - END OF PERIOD.         $      42,618  $      42,867  $ 123,743,039              $     932,545   $     418,733
                                    =============  =============  =============              =============   =============

                                    --------------------------------
                                    Salomon Brothers U.S. Government
                                             Class B
                                    --------------------------------
                                       2005 (b)
                                     -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $     (29,973)
  Net realized gains (losses) from
   security transactions                   (2,529)
  Change in unrealized
   appreciation (depreciation) of
   investments                              7,855
                                     -------------
    Net increase (decrease) in
     net assets resulting from
     operations                           (24,647)
                                     -------------
From capital transactions:
  Net purchase payments                 1,679,808
  Net investment division
   transfers                            4,646,702
  Other net transfers                    (261,080)
                                     -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions               6,065,430
                                     -------------
    NET CHANGE IN NET ASSETS            6,040,783
NET ASSETS - BEGINNING OF PERIOD                -
                                     -------------
NET ASSETS - END OF PERIOD.         $   6,040,783
                                     =============

(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004


                                             MetLife                                                Van Kampen
                                    -------------------------- -------------------------------------------------------
                                    Oppenheimer Global Equity         Emerging Growth             Emerging Growth
                                           Portfolio B                     Fund                       Fund B
                                    -------------------------- ----------------------------  -------------------------
                                      2005 (d)                      2005           2004        2005 (d)
                                    -------------              -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $           -              $      (4,855) $      (6,707) $           -
  Net realized gains (losses) from
   security transactions                        -                    (25,226)       (34,248)             -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -                     55,406         63,504              -
                                    -------------              -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                 -                     25,325         22,549              -
                                    -------------              -------------  -------------  -------------
From capital transactions:
  Net purchase payments                         -                          -            270              -
  Net investment division
   transfers                                    -                       (412)       (28,243)             -
  Other net transfers                           -                    (82,990)       (63,594)             -
                                    -------------              -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                       -                    (83,402)       (91,567)             -
                                    -------------              -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                    -                    (58,077)       (69,018)             -
NET ASSETS - BEGINNING OF PERIOD                -                    460,401        529,419              -
                                    -------------              -------------  -------------  -------------
NET ASSETS - END OF PERIOD          $           -              $     402,324  $     460,401  $           -
                                    =============              =============  =============  =============

                                    -----------------------------
                                             Enterprise
                                                Fund
                                    ----------------------------
                                         2005           2004
                                    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $      (1,040) $      (1,611)
  Net realized gains (losses) from
   security transactions                   (1,785)        (7,096)
  Change in unrealized
   appreciation (depreciation) of
   investments                             12,802         12,323
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                             9,977          3,616
                                    -------------  -------------
From capital transactions:
  Net purchase payments                         -              -
  Net investment division
   transfers                                   58          7,091
  Other net transfers                     (10,743)       (19,549)
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                 (10,685)       (12,458)
                                    -------------  -------------
    NET CHANGE IN NET ASSETS                 (708)        (8,842)
NET ASSETS - BEGINNING OF PERIOD          161,021        169,863
                                    -------------  -------------
NET ASSETS - END OF PERIOD          $     160,313  $     161,021
                                    =============  =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                        Van Kampen
                                    ----------------------------------------------------------------------------------
                                           Growth & Income             Growth & Income               Comstock
                                                Fund                        Fund B                    Fund B
                                    ----------------------------  -------------------------- -------------------------
                                         2005           2004        2005 (d)                   2005 (d)
                                    -------------  -------------  -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $       6,861  $      (1,217) $           -              $           -
  Net realized gains (losses) from
   security transactions                   15,310          7,607              -                          -
  Change in unrealized
   appreciation (depreciation) of
   investments                              1,796         29,963              -                          -
                                    -------------  -------------  -------------              -------------
    Net increase (decrease) in
     net assets resulting from
     operations                            23,967         36,353              -                          -
                                    -------------  -------------  -------------              -------------
From capital transactions:
  Net purchase payments                         -              -              -                          -
  Net investment division
   transfers                               (2,267)          (972)             -                          -
  Other net transfers                     (60,632)       (38,621)             -                          -
                                    -------------  -------------  -------------              -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                 (62,899)       (39,593)             -                          -
                                    -------------  -------------  -------------              -------------
    NET CHANGE IN NET ASSETS              (38,932)        (3,240)             -                          -
NET ASSETS - BEGINNING OF PERIOD          311,905        315,145              -                          -
                                    -------------  -------------  -------------              -------------
NET ASSETS - END OF PERIOD          $     272,973  $     311,905  $           -              $           -
                                    =============  =============  =============              =============

                                              Federated
                                    ----------------------------
                                            Equity Income
                                                Fund
                                    ----------------------------
                                         2005           2004
                                    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         755  $       4,342
  Net realized gains (losses) from
   security transactions                      107        (19,256)
  Change in unrealized
   appreciation (depreciation) of
   investments                                538         24,295
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                             1,400          9,381
                                    -------------  -------------
From capital transactions:
  Net purchase payments                         -            170
  Net investment division
   transfers                                    -       (247,189)
  Other net transfers                      (9,566)        (3,975)
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  (9,566)      (250,994)
                                    -------------  -------------
    NET CHANGE IN NET ASSETS               (8,166)      (241,613)
NET ASSETS - BEGINNING OF PERIOD           94,430        336,043
                                    -------------  -------------
NET ASSETS - END OF PERIOD          $      86,264  $      94,430
                                    =============  =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                          Federated
                                    -------------------------------------------------------------------------------------
                                          High Income Bond             American Leaders            Growth Strategic
                                                Fund                       Fund II                       Fund
                                    ----------------------------  -------------------------  ----------------------------
                                         2005           2004                     2004 (e)         2005           2004
                                    -------------  -------------              -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $      12,529  $      15,719              $       6,719  $      (2,592) $      (2,652)
  Net realized gains (losses) from
   security transactions                   (2,215)        (2,656)                     3,680         (7,387)       (21,009)
  Change in unrealized
   appreciation (depreciation) of
   investments                             (9,083)         4,126                    (16,459)        29,360         48,422
                                    -------------  -------------              -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                             1,231         17,189                     (6,060)        19,381         24,761
                                    -------------  -------------              -------------  -------------  -------------
From capital transactions:
  Net purchase payments                         -              -                        121              -            952
  Net investment division
   transfers                               (8,661)       (68,611)                  (633,873)       (11,975)        (1,972)
  Other net transfers                     (46,145)       (25,113)                    (7,528)        (7,411)       (37,046)
                                    -------------  -------------              -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                 (54,806)       (93,724)                  (641,280)       (19,386)       (38,066)
                                    -------------  -------------              -------------  -------------  -------------
    NET CHANGE IN NET ASSETS              (53,575)       (76,535)                  (647,340)            (5)       (13,305)
NET ASSETS - BEGINNING OF
 PERIOD                                   186,227        262,762                    647,340        188,806        202,111
                                    -------------  -------------              -------------  -------------  -------------
NET ASSETS - END OF PERIOD          $     132,652  $     186,227              $           -  $     188,801  $     188,806
                                    =============  =============              =============  =============  =============

                                              Neuberger
                                    ----------------------------
                                            Genesis Trust
                                               Class A
                                    ----------------------------
                                         2005           2004
                                    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         177  $         256
  Net realized gains (losses) from
   security transactions                    1,071          1,982
  Change in unrealized
   appreciation (depreciation) of
   investments                                977             72
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                             2,225          2,310
                                    -------------  -------------
From capital transactions:
  Net purchase payments                         -              -
  Net investment division
   transfers                                    -         (3,937)
  Other net transfers                      (2,297)        (2,266)
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  (2,297)        (6,203)
                                    -------------  -------------
    NET CHANGE IN NET ASSETS                  (72)        (3,893)
NET ASSETS - BEGINNING OF
 PERIOD                                    14,025         17,918
                                    -------------  -------------
NET ASSETS - END OF PERIOD          $      13,953  $      14,025
                                    =============  =============

(e) For the period from January 1, 2004 to May 1, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                Alger                                                      T. Rowe
                                    ----------------------------  -----------------------------------------------------------
                                    American Small-Capitalization            Growth                     International
                                                Fund                          Fund                          Fund
                                    ----------------------------  ----------------------------  ----------------------------
                                         2005           2004           2005           2004           2005           2004
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $    (845,189) $    (817,623) $     (84,727) $     (30,234) $       9,516  $       3,283
  Net realized gains (losses) from
   security transactions               (3,642,356)    (4,840,201)       (77,402)      (195,711)        (4,503)       (36,804)
  Change in unrealized
   appreciation (depreciation) of
   investments                         13,519,296     14,014,757        703,720      1,171,341        156,433        158,743
                                    -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                         9,031,751      8,356,933        541,591        945,396        161,446        125,222
                                    -------------  -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                 3,845,735      4,763,693        513,668        463,974         73,808         73,449
  Net investment division
   transfers                           (3,675,140)    (4,572,138)      (467,524)      (178,943)       (32,402)         5,368
  Other net transfers                  (5,262,335)    (4,815,936)    (1,431,885)      (825,028)       (97,019)      (168,101)
                                    -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions              (5,091,740)    (4,624,381)    (1,385,741)      (539,997)       (55,613)       (89,284)
                                    -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS            3,940,011      3,732,552       (844,150)       405,399        105,833         35,938
NET ASSETS-BEGINNING OF
 PERIOD                                63,202,459     59,469,907     11,043,078     10,637,679      1,093,674      1,057,736
                                    -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS-END OF PERIOD            $  67,142,470  $  63,202,459  $  10,198,928  $  11,043,078  $   1,199,507  $   1,093,674
                                    =============  =============  =============  =============  =============  =============

                                    -----------------------------
                                            Prime Reserve
                                                Fund
                                    ----------------------------
                                         2005           2004
                                    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $      22,388  $      (1,346)
  Net realized gains (losses) from
   security transactions                        -              -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -              -
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                            22,388         (1,346)
                                    -------------  -------------
From capital transactions:
  Net purchase payments                       172          4,580
  Net investment division
   transfers                              303,591         26,056
  Other net transfers                     (87,974)      (316,827)
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                 215,789       (286,191)
                                    -------------  -------------
    NET CHANGE IN NET ASSETS              238,177       (287,537)
NET ASSETS-BEGINNING OF
 PERIOD                                 1,149,328      1,436,865
                                    -------------  -------------
NET ASSETS-END OF PERIOD            $   1,387,505  $   1,149,328
                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                Janus                                                     American
                                    ----------------------------  -----------------------------------------------------------
                                       Aspen Worldwide Growth           Global Small-Cap                   Growth
                                               Class A                        Fund                          Fund
                                    ----------------------------  ----------------------------  ----------------------------
                                         2005           2004           2005           2004           2005           2004
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $          43  $          24  $     (33,546) $     (44,075) $    (125,011) $    (137,318)
  Net realized gains (losses) from
   security transactions                      103            138        545,651         46,781        102,918         50,495
  Change in unrealized
   appreciation (depreciation) of
   investments                                255            341      1,280,910        681,229      3,485,539      1,563,691
                                    -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                               401            503      1,793,015        683,935      3,463,446      1,476,868
                                    -------------  -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                         -              -      1,268,111        851,426      4,490,773      2,716,304
  Net investment division
   transfers                                    -              -      3,258,526      2,837,097      7,013,332      6,614,333
  Other net transfers                        (622)          (812)      (451,972)      (111,030)    (1,413,824)      (591,451)
                                    -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                    (622)          (812)     4,074,665      3,577,493     10,090,281      8,739,186
                                    -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                 (221)          (309)     5,867,680      4,261,428     13,553,727     10,216,054
NET ASSETS - BEGINNING OF
 PERIOD                                     9,296          9,605      5,541,144      1,279,716     17,186,680      6,970,626
                                    -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD          $       9,075  $       9,296  $  11,408,824  $   5,541,144  $  30,740,407  $  17,186,680
                                    =============  =============  =============  =============  =============  =============

                                    -----------------------------
                                           Growth & Income
                                                Fund
                                    ----------------------------
                                         2005           2004
                                    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $      94,891  $     (17,073)
  Net realized gains (losses) from
   security transactions                   95,477         12,407
  Change in unrealized
   appreciation (depreciation) of
   investments                            669,431        942,223
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                           859,799        937,557
                                    -------------  -------------
From capital transactions:
  Net purchase payments                 3,608,318      2,477,325
  Net investment division
   transfers                            3,327,169      5,775,624
  Other net transfers                    (868,712)      (424,286)
                                    -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions               6,066,775      7,828,663
                                    -------------  -------------
    NET CHANGE IN NET ASSETS            6,926,574      8,766,220
NET ASSETS - BEGINNING OF
 PERIOD                                13,636,772      4,870,552
                                    -------------  -------------
NET ASSETS - END OF PERIOD          $  20,563,346  $  13,636,772
                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                   American                   Alliance
                                          --------------------------- -------------------------
                                                 Global Growth        Bernstein Large-Cap Growth
                                                    Fund B                     Fund B
                                          --------------------------- -------------------------
                                             2005 (d)                   2005 (d)
                                          -------------               -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)            $        (282)              $           -
  Net realized gains (losses) from
   security transactions                              2                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    2,427                           -
                                          -------------               -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   2,147                           -
                                          -------------               -------------
From capital transactions:
  Net purchase payments                         438,428                           -
  Net investment division
   transfers                                     32,884                           -
  Other net transfers                                 -                           -
                                          -------------               -------------
    Net increase (decrease) in
     net assets resulting from capital
     transactions                               471,312                           -
                                          -------------               -------------
    NET CHANGE IN NET ASSETS                    473,459                           -
NET ASSETS - BEGINNING OF PERIOD                      -                           -
                                          -------------               -------------
NET ASSETS - END OF PERIOD                $     473,459               $           -
                                          =============               =============

                                                                Templeton
                                          -----------------------------------------------------
                                              Developing Markets         Foreign Securities
                                                    Fund B                     Fund B
                                          -------------------------- --------------------------
                                             2005 (d)                   2005 (d)
                                          -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)            $        (201)             $        (744)
  Net realized gains (losses) from
   security transactions                              -                          -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    5,294                     11,553
                                          -------------              -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   5,093                     10,809
                                          -------------              -------------
From capital transactions:
  Net purchase payments                         222,408                    768,570
  Net investment division
   transfers                                      2,731                     34,372
  Other net transfers                                 -                          -
                                          -------------              -------------
    Net increase (decrease) in
     net assets resulting from capital
     transactions                               225,139                    802,942
                                          -------------              -------------
    NET CHANGE IN NET ASSETS                    230,232                    813,751
NET ASSETS - BEGINNING OF PERIOD                      -                          -
                                          -------------              -------------
NET ASSETS - END OF PERIOD                $     230,232              $     813,751
                                          =============              =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                       Templeton
                                    --------------------------------------------------------------------------------
                                        Growth Securities       Mutual Shares Securities    VIP Income Securities
                                              Fund B                     Fund B                     Fund B
                                    -------------------------- -------------------------- --------------------------
                                      2005 (d)                    2005 (d)                   2005 (d)
                                    -------------              -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $           -              $        (329)             $         (64)
  Net realized gains (losses) from
   security transactions                        -                          5                          -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -                      3,457                        221
                                    -------------              -------------              -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                 -                      3,133                        157
                                    -------------              -------------              -------------
From capital transactions:
  Net purchase payments                         -                    212,628                    148,650
  Net investment division
   transfers                                    -                      1,752                      2,150
  Other net transfers                           -                          -                        (32)
                                    -------------              -------------              -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                       -                    214,380                    150,768
                                    -------------              -------------              -------------
    NET CHANGE IN NET ASSETS                    -                    217,513                    150,925
NET ASSETS - BEGINNING OF
 PERIOD                                         -                          -                          -
                                    -------------              -------------              -------------
NET ASSETS - END OF PERIOD          $           -              $     217,513              $     150,925
                                    =============              =============              =============

                                              Lazard
                                    ---------------------------
                                       Retirement Small-Cap
                                             Portfolio
                                    ---------------------------
                                       2005 (d)
                                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $          (7)
  Net realized gains (losses) from
   security transactions                        -
  Change in unrealized
   appreciation (depreciation) of
   investments                               (292)
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                              (299)
                                    -------------
From capital transactions:
  Net purchase payments                    23,530
  Net investment division
   transfers                                    1
  Other net transfers                           -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  23,531
                                    -------------
    NET CHANGE IN NET ASSETS               23,232
NET ASSETS - BEGINNING OF
 PERIOD                                         -
                                    -------------
NET ASSETS - END OF PERIOD          $      23,232
                                    =============

(d) For the period from November 7, 2005 to December 31, 2005


See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                       Morgan Stanley                             Pioneer
                                    ---------------------------------------------------- -------------------------
                                      UIF Equity and Income      UIF U.S. Real Estate           VCT Mid-Cap
                                           Portfolio B                 Portfolio                Portfolio B
                                    -------------------------- ------------------------- -------------------------
                                      2005 (d)                   2005 (d)                  2005 (d)
                                    -------------              -------------             -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $           -              $           -             $           -
  Net realized gains (losses) from
   security transactions                        -                          -                         -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -                          -                         -
                                    -------------              -------------             -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                 -                          -                         -
                                    -------------              -------------             -------------
From capital transactions:
  Net purchase payments                         -                          -                         -
  Net investment division
   transfers                                    -                          -                         -
  Other net transfers                           -                          -                         -
                                    -------------              -------------             -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                       -                          -                         -
                                    -------------              -------------             -------------
    NET CHANGE IN NET ASSETS                    -                          -                         -
NET ASSETS - BEGINNING OF
 PERIOD                                         -                          -                         -
                                    -------------              -------------             -------------
NET ASSETS - END OF PERIOD          $           -              $           -             $           -
                                    =============              =============             =============

                                             Putnam
                                    -------------------------
                                       VT Small-Cap Value
                                             Fund B
                                    -------------------------
                                      2005 (d)
                                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $           -
  Net realized gains (losses) from
   security transactions                        -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                 -
                                    -------------
From capital transactions:
  Net purchase payments                         -
  Net investment division
   transfers                                    -
  Other net transfers                           -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                       -
                                    -------------
    NET CHANGE IN NET ASSETS                    -
NET ASSETS - BEGINNING OF
 PERIOD                                         -
                                    -------------
NET ASSETS - END OF PERIOD          $           -
                                    =============

(d) For the period from November 7, 2005 to December 31, 2005


See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                    Salomon Brothers
                                    --------------------------------------------------------------------------------
                                     Variable High Yield Bond      Variable Small-Cap         VSF Investors Fund
                                            Portfolio                  Portfolio                  Portfolio
                                    -------------------------- -------------------------- --------------------------
                                       2005 (d)                   2005 (d)                   2005 (d)
                                    -------------              -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $       3,844              $       9,376              $         985
  Net realized gains (losses) from
   security transactions                        -                          2                          -
  Change in unrealized
   appreciation (depreciation) of
   investments                             (3,617)                   (10,276)                    (1,461)
                                    -------------              -------------              -------------
    Net increase (decrease) in
     net assets resulting from
     operations                               227                       (898)                      (476)
                                    -------------              -------------              -------------
From capital transactions:
  Net purchase payments                    42,745                    186,816                     96,134
  Net investment division
   transfers                                9,395                     10,708                        994
  Other net transfers                        (851)                    (9,565)                    (1,058)
                                    -------------              -------------              -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  51,289                    187,959                     96,070
                                    -------------              -------------              -------------
    NET CHANGE IN NET ASSETS               51,516                    187,061                     95,594
NET ASSETS - BEGINNING OF
 PERIOD                                         -                          -                          -
                                    -------------              -------------              -------------
NET ASSETS - END OF PERIOD          $      51,516              $     187,061              $      95,594
                                    =============              =============              =============

                                           Smith Barney
                                    -----------------------------
                                    Greenwich Street Appreciation
                                            Portfolio
                                    -----------------------------
                                       2005 (d)
                                     -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         208
  Net realized gains (losses) from
   security transactions                        -
  Change in unrealized
   appreciation (depreciation) of
   investments                               (688)
                                     -------------
    Net increase (decrease) in
     net assets resulting from
     operations                              (480)
                                     -------------
From capital transactions:
  Net purchase payments                    43,639
  Net investment division
   transfers                                3,848
  Other net transfers                           -
                                     -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  47,487
                                     -------------
    NET CHANGE IN NET ASSETS               47,007
NET ASSETS - BEGINNING OF
 PERIOD                                         -
                                     -------------
NET ASSETS - END OF PERIOD          $      47,007
                                     =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                   Smith Barney
                                    ------------------------------------------------------------------------------------
                                        Equity Index Fund      Greenwich Fundamental Value Multi-Discipline Balanced All
                                           Portfolio B                 Portfolio           Cap Growth & Value Portfolio
                                    -------------------------- --------------------------  -----------------------------
                                       2005 (d)                   2005 (d)                    2005 (d)
                                    -------------              -------------                -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         219              $       2,266               $         482
  Net realized gains (losses) from
   security transactions.                       -                          -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                               (446)                    (2,339)                       (571)
                                    -------------              -------------                -------------
    Net increase (decrease) in
     net assets resulting from
     operations                              (227)                       (73)                        (89)
                                    -------------              -------------                -------------
From capital transactions:
  Net purchase payments                    20,000                     34,447                      35,186
  Net investment division
   transfers                                    -                      1,999                           -
  Other net transfers                           -                     (1,997)                        (29)
                                    -------------              -------------                -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  20,000                     34,449                      35,157
                                    -------------              -------------                -------------
    NET CHANGE IN NET ASSETS               19,773                     34,376                      35,068
NET ASSETS - BEGINNING OF
 PERIOD                                         -                          -                           -
                                    -------------              -------------                -------------
NET ASSETS - END OF PERIOD          $      19,773              $      34,376               $      35,068
                                    =============              =============                =============

                                    --------------------------
                                    Multi-Discipline Large-Cap
                                     Growth & Value Portfolio
                                    --------------------------
                                       2005 (d)
                                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         578
  Net realized gains (losses) from
   security transactions.                       -
  Change in unrealized
   appreciation (depreciation) of
   investments                               (950)
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                              (372)
                                    -------------
From capital transactions:
  Net purchase payments                    31,303
  Net investment division
   transfers                                    -
  Other net transfers                           -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  31,303
                                    -------------
    NET CHANGE IN NET ASSETS               30,931
NET ASSETS - BEGINNING OF
 PERIOD                                         -
                                    -------------
NET ASSETS - END OF PERIOD          $      30,931
                                    =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                   Smith Barney
                                    --------------------------------------------------------------------------------------
                                     Multi-Discipline All Cap   Multi-Discipline Global All Cap Allocation Select Balanced
                                     Growth & Value Portfolio    Growth & Value Portfolio               Portfolio
                                    --------------------------- ------------------------------- -------------------------
                                       2005 (d)                    2005 (d)                       2005 (d)
                                    -------------                -------------                  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $       3,120               $       1,703                   $           -
  Net realized gains (losses) from
   security transactions                        -                          (1)                              -
  Change in unrealized
   appreciation (depreciation) of
   investments                             (4,166)                     (2,150)                              -
                                    -------------                -------------                  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                            (1,046)                       (448)                              -
                                    -------------                -------------                  -------------
From capital transactions:
  Net purchase payments                    93,450                     159,000                               -
  Net investment division
   transfers                               50,147                         500                               -
  Other net transfers                           -                           -                               -
                                    -------------                -------------                  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                 143,597                     159,500                               -
                                    -------------                -------------                  -------------
    NET CHANGE IN NET
     ASSETS                               142,551                     159,052                               -
NET ASSETS - BEGINNING OF
 PERIOD                                         -                           -                               -
                                    -------------                -------------                  -------------
NET ASSETS - END OF PERIOD          $     142,551               $     159,052                   $           -
                                    =============                =============                  =============

                                    -------------------------
                                    Allocation Select Growth
                                            Portfolio
                                    -------------------------
                                      2005 (d)
                                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $           -
  Net realized gains (losses) from
   security transactions                        -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                 -
                                    -------------
From capital transactions:
  Net purchase payments                         -
  Net investment division
   transfers                                    -
  Other net transfers                           -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                       -
                                    -------------
    NET CHANGE IN NET
     ASSETS                                     -
NET ASSETS - BEGINNING OF
 PERIOD                                         -
                                    -------------
NET ASSETS - END OF PERIOD          $           -
                                    =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                  Smith Barney
                                  ------------------------------------------------------------------------------------------
                                  Allocation Select High Growth     Capital and Income              IS Dividend Strategy
                                          Portfolio                     Portfolio                         Portfolio
                                  ----------------------------- --------------------------       ---------------------------
                                    2005 (d)                      2005 (d)                          2005 (d)
                                   -------------                -------------                    -------------
INCREASE (DECREASE) IN NET
 ASSETS From operations:
 Net investment income (loss)     $           -                 $           -                    $         420
 Net realized gains (losses)
   from security transactions                 -                             -                                -
 Change in
   unrealized appreciation
   (depreciation) of
   investments                                -                             -                             (714)
                                   -------------                -------------                    -------------
    Net increase (decrease)
     in net assets resulting
     from operations                          -                             -                             (294)
                                   -------------                -------------                    -------------
From capital transactions:
 Net purchase payments                        -                             -                           32,250
 Net investment
   division transfers                         -                             -                               40
 Other net transfers                          -                             -                                -
                                   -------------                -------------                    -------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                -                             -                           32,290
                                   -------------                -------------                    -------------
    NET CHANGE IN NET ASSETS                  -                             -                           31,996
NET ASSETS - BEGINNING OF
 PERIOD                                       -                             -                                -
                                   -------------                -------------                    -------------
NET ASSETS - END OF PERIOD        $           -                 $           -                    $      31,996
                                   =============                =============                    =============

                                  ----------------------------
                                  Premier Selections All Cap Growth
                                          Portfolio
                                  ---------------------------------
                                    2005 (d)
                                    -------------
INCREASE (DECREASE) IN NET
 ASSETS From operations:
 Net investment income (loss)     $           -
 Net realized gains (losses)
   from security transactions                 -
 Change in
   unrealized appreciation
   (depreciation) of
   investments                                -
                                    -------------
    Net increase (decrease)
     in net assets resulting
     from operations                          -
                                    -------------
From capital transactions:
 Net purchase payments                        -
 Net investment
   division transfers                         -
 Other net transfers                          -
                                    -------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                -
                                    -------------
    NET CHANGE IN NET ASSETS                  -
NET ASSETS - BEGINNING OF
 PERIOD                                       -
                                    -------------
NET ASSETS - END OF PERIOD        $           -
                                    =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004


                                                        Smith Barney
                                    --------------------------------------------------------
                                       IS Growth and Income       Greenwich Street Equity Index
                                            Portfolio                     Portfolio
                                    --------------------------    -----------------------------
                                      2005 (d)                      2005 (d)
                                    -------------                  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $           -                 $           -
  Net realized gains (losses) from
   security transactions                        -                             -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -                             -
                                    -------------                  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                 -                             -
                                    -------------                  -------------
From capital transactions:
  Net purchase payments                         -                             -
  Net investment division
   transfers                                    -                             -
  Other net transfers                           -                             -
                                    -------------                  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                       -                             -
                                    -------------                  -------------
    NET CHANGE IN NET ASSETS                    -                             -
NET ASSETS - BEGINNING OF PERIOD                -                             -
                                    -------------                  -------------
NET ASSETS - END OF PERIOD          $           -                 $           -
                                    =============                  =============

                                                     Travelers Series Fund
                                    ---------------------------------------------------------------
                                    Salomon Brothers Adjustable Rate Smith Barney Aggressive Growth
                                         Income Portfolio                     Portfolio
                                    -------------------------------- ------------------------------
                                       2005 (d)                         2005 (d)
                                     -------------                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         103                    $        (145)
  Net realized gains (losses) from
   security transactions                        -                                1
  Change in unrealized
   appreciation (depreciation) of
   investments                                (99)                          (1,320)
                                     -------------                    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                 4                           (1,464)
                                     -------------                    -------------
From capital transactions:
  Net purchase payments                         -                          193,927
  Net investment division
   transfers                                3,500                            7,729
  Other net transfers                           -                               (6)
                                     -------------                    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                   3,500                          201,650
                                     -------------                    -------------
    NET CHANGE IN NET ASSETS                3,504                          200,186
NET ASSETS - BEGINNING OF PERIOD                -                                -
                                     -------------                    -------------
NET ASSETS - END OF PERIOD          $       3,504                    $     200,186
                                     =============                    =============

(d) For the period from November 7, 2005 to December 31, 2005


See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                              Travelers Series Fund
                                    -------------------------------------------------------------------------------------
                                    Smith Barney Large-Cap Growth  Smith Barney Large-Cap Value Smith Barney Money Market
                                             Portfolio                     Portfolio                    Portfolio
                                    -----------------------------  ---------------------------- -------------------------
                                       2005 (d)                      2005 (d)                     2005 (d)
                                    -------------                   -------------               -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $          53                  $           -                $         182
  Net realized gains (losses) from
   security transactions                       49                              -                            -
  Change in unrealized
   appreciation (depreciation) of
   investments                             (3,408)                             -                            -
                                    -------------                   -------------               -------------
    Net increase (decrease) in
     net assets resulting from
     operations                            (3,306)                             -                          182
                                    -------------                   -------------               -------------
From capital transactions:
  Net purchase payments                   204,360                              -                       85,139
  Net investment division
   transfers                                   40                              -                      104,881
  Other net transfers                           -                              -                            -
                                    -------------                   -------------               -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                 204,400                              -                      190,020
                                    -------------                   -------------               -------------
    NET CHANGE IN NET ASSETS              201,094                              -                      190,202
NET ASSETS - BEGINNING OF
 PERIOD                                         -                              -                            -
                                    -------------                   -------------               -------------
NET ASSETS - END OF PERIOD          $     201,094                  $           -                $     190,202
                                    =============                   =============               =============

                                    -----------------------------
                                    Smith Barney Social Awareness
                                         Stock Portfolio
                                    -----------------------------
                                      2005 (d)
                                     -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $           -
  Net realized gains (losses) from
   security transactions                        -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -
                                     -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                 -
                                     -------------
From capital transactions:
  Net purchase payments                         -
  Net investment division
   transfers                                    -
  Other net transfers                           -
                                     -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                       -
                                     -------------
    NET CHANGE IN NET ASSETS                    -
NET ASSETS - BEGINNING OF
 PERIOD                                         -
                                     -------------
NET ASSETS - END OF PERIOD          $           -
                                     =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004


                                                                                Travelers Series Trust
                                    -------------------------------------------------------------------------------------------
                                        Janus Appreciation                 Large-Cap              Managed Allocation Series
                                             Portfolio                     Portfolio                Aggressive Portfolio
                                    ---------------------------   ---------------------------    ---------------------------
                                       2005 (d)                      2005 (d)                       2005 (d)
                                    -------------                 -------------                  -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         (15)                $        (133)                 $          (3)
  Net realized gains (losses) from
   security transactions                        -                             4                              -
  Change in unrealized
   appreciation (depreciation) of
   investments                               (275)                          (27)                           (89)
                                    -------------                 -------------                  -------------
    Net increase (decrease) in
     net assets resulting from
     operations                              (290)                         (156)                           (92)
                                    -------------                 -------------                  -------------
From capital transactions:
  Net purchase payments                    21,200                       107,120                         50,000
  Net investment division
   transfers                                5,001                           158                              -
  Other net transfers                           -                             -                             (1)
                                    -------------                 -------------                  -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  26,201                       107,278                         49,999
                                    -------------                 -------------                  -------------
    NET CHANGE IN NET ASSETS               25,911                       107,122                         49,907
NET ASSETS - BEGINNING OF PERIOD                -                             -                              -
                                    -------------                 -------------                  -------------
NET ASSETS - END OF PERIOD          $      25,911                 $     107,122                  $      49,907
                                    =============                 =============                  =============

                                    -------------------
                                    Managed Allocation Series
                                      Conservative Portfolio
                                    --------------------------
                                      2005 (d)
                                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $           -
  Net realized gains (losses) from
   security transactions                        -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                 -
                                    -------------
From capital transactions:
  Net purchase payments                         -
  Net investment division
   transfers                                    -
  Other net transfers                           -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                       -
                                    -------------
    NET CHANGE IN NET ASSETS                    -
NET ASSETS - BEGINNING OF PERIOD                -
                                    -------------
NET ASSETS - END OF PERIOD          $           -
                                    =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004



                                    -----------------------------------
                                    Managed Allocation Series Moderate
                                              Portfolio
                                    ----------------------------------
                                       2005 (d)
                                     --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From operations:
  Net investment income (loss)      $        4,311
  Net realized gains (losses) from
   security transactions.                       13
  Change in unrealized
   appreciation (depreciation) of
   investments                              (5,013)
                                     --------------
    Net increase (decrease) in
     net assets resulting from
     operations                               (689)
                                     --------------
From capital transactions:
  Net purchase payments                  1,025,333
  Net investment division
   transfers                                33,333
  Other net transfers                         (756)
                                     --------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                1,057,910
                                     --------------
    NET CHANGE IN NET
     ASSETS                              1,057,221
NET ASSETS - BEGINNING OF
 PERIOD                                          -
                                     --------------
NET ASSETS - END OF
 PERIOD                             $    1,057,221
                                     ==============

                                                 Travelers Series Trust
                                    -------------------------------------------------------------------------------------------
                                      Managed Allocation Series         Managed Allocation Series
                                    Moderate Aggressive Portfolio      Moderate Conservative Portfolio
                                    -----------------------------      -------------------------------
                                       2005 (d)                           2005 (d)
                                    --------------                      --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From operations:
  Net investment income (loss)      $          966                     $            -
  Net realized gains (losses) from
   security transactions.                        2                                  -
  Change in unrealized
   appreciation (depreciation) of
   investments                              (2,900)                                 -
                                    --------------                      --------------
    Net increase (decrease) in
     net assets resulting from
     operations                             (1,932)                                 -
                                    --------------                      --------------
From capital transactions:
  Net purchase payments                    527,200                                  -
  Net investment division
   transfers                                28,167                                  -
  Other net transfers                         (141)                                 -
                                    --------------                      --------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  555,226                                  -
                                    --------------                      --------------
    NET CHANGE IN NET
     ASSETS                                553,294                                  -
NET ASSETS - BEGINNING OF
 PERIOD                                          -                                  -
                                    --------------                      --------------
NET ASSETS - END OF
 PERIOD                             $      553,294                     $            -
                                    ==============                      ==============

                                    ---------------------
                                              MFS Value
                                              Portfolio
                                    -----------------------------
                                       2005 (d)
                                    --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From operations:
  Net investment income (loss)      $          544
  Net realized gains (losses) from
   security transactions.                        -
  Change in unrealized
   appreciation (depreciation) of
   investments                                (801)
                                    --------------
    Net increase (decrease) in
     net assets resulting from
     operations                               (257)
                                    --------------
From capital transactions:
  Net purchase payments                     20,350
  Net investment division
   transfers                                 1,583
  Other net transfers                           (3)
                                    --------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                   21,930
                                    --------------
    NET CHANGE IN NET
     ASSETS                                 21,673
NET ASSETS - BEGINNING OF
 PERIOD                                          -
                                    --------------
NET ASSETS - END OF
 PERIOD                             $       21,673
                                    ==============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                                Travelers Series Trust
                                    -------------------------------------------------------------------------------------
                                    Style Focus Series Small-Cap Style Focus Series Small-Cap  Travelers Managed Income
                                         Growth Portfolio              Value Portfolio                 Portfolio
                                    ---------------------------  ---------------------------  ---------------------------
                                       2005 (d)                     2005 (d)                     2005 (d)
                                    -------------                -------------                -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         535                $         826                $       4,028
  Net realized gains (losses) from
   security transactions                        -                            -                            -
  Change in unrealized
   appreciation (depreciation) of
   investments                             (1,103)                      (1,075)                      (3,646)
                                    -------------                -------------                -------------
    Net increase (decrease) in
     net assets resulting from
     operations                              (568)                        (249)                         382
                                    -------------                -------------                -------------
From capital transactions:
  Net purchase payments                    52,702                       86,961                      158,862
  Net investment division
   transfers                                   50                           75                        2,141
  Other net transfers                           -                            -                            -
                                    -------------                -------------                -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  52,752                       87,036                      161,003
                                    -------------                -------------                -------------
    NET CHANGE IN NET ASSETS               52,184                       86,787                      161,385
NET ASSETS - BEGINNING OF
 PERIOD                                         -                            -                            -
                                    -------------                -------------                -------------
NET ASSETS - END OF PERIOD          $      52,184                $      86,787                $     161,385
                                    =============                =============                =============

                                    --------------------------
                                           Pioneer Fund
                                             Portfolio
                                    ---------------------------
                                       2005 (d)
                                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         (41)
  Net realized gains (losses) from
   security transactions                        -
  Change in unrealized
   appreciation (depreciation) of
   investments                               (220)
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                              (261)
                                    -------------
From capital transactions:
  Net purchase payments                    20,474
  Net investment division
   transfers                               26,364
  Other net transfers                           -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  46,838
                                    -------------
    NET CHANGE IN NET ASSETS               46,577
NET ASSETS - BEGINNING OF
 PERIOD                                         -
                                    -------------
NET ASSETS - END OF PERIOD          $      46,577
                                    =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                              Travelers Series Trust
                                    -------------------------------------------------------------------------------
                                      Pioneer Mid-Cap Value     Pioneer Strategic Income   Convertible Securities
                                            Portfolio                  Portfolio                  Portfolio
                                    -------------------------- -------------------------- -------------------------
                                       2005 (d)                   2005 (d)                  2005 (d)
                                    -------------              -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $       1,147              $          (4)             $           -
  Net realized gains (losses) from
   security transactions                        -                          -                          -
  Change in unrealized
   appreciation (depreciation) of
   investments                             (1,148)                        51                          -
                                    -------------              -------------              -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                (1)                        47                          -
                                    -------------              -------------              -------------
From capital transactions:
  Net purchase payments                   131,873                      9,454                          -
  Net investment division
   transfers                                    -                          -                          -
  Other net transfers                         (24)                         -                          -
                                    -------------              -------------              -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                 131,849                      9,454                          -
                                    -------------              -------------              -------------
    NET CHANGE IN NET ASSETS              131,848                      9,501                          -
NET ASSETS - BEGINNING OF PERIOD                -                          -                          -
                                    -------------              -------------              -------------
NET ASSETS - END OF PERIOD          $     131,848              $       9,501              $           -
                                    =============              =============              =============

                                    ---------------------------
                                         MFS Total Return
                                            Portfolio
                                    --------------------------
                                       2005 (d)
                                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $       2,755
  Net realized gains (losses) from
   security transactions                        -
  Change in unrealized
   appreciation (depreciation) of
   investments                             (3,101)
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                              (346)
                                    -------------
From capital transactions:
  Net purchase payments                    64,204
  Net investment division
   transfers                               31,856
  Other net transfers                           -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  96,060
                                    -------------
    NET CHANGE IN NET ASSETS               95,714
NET ASSETS - BEGINNING OF PERIOD                -
                                    -------------
NET ASSETS - END OF PERIOD          $      95,714
                                    =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                                                              Travelers Series Trust
                                    --------------------------------------------------------------------------------
                                       Federated High Yield      Mercury Large-Cap Core         Equity Income
                                            Portfolio                  Portfolio                  Portfolio
                                    -------------------------- -------------------------- --------------------------
                                       2005 (d)                   2005 (d)                   2005 (d)
                                    -------------              -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $         (76)             $         (55)             $        (120)
  Net realized gains (losses) from
   security transactions                        -                          -                          -
  Change in unrealized
   appreciation (depreciation) of
   investments                                531                        174                       (773)
                                    -------------              -------------              -------------
    Net increase (decrease) in
     net assets resulting from
     operations                               455                        119                       (893)
                                    -------------              -------------              -------------
From capital transactions:
  Net purchase payments                    79,840                     27,500                    126,560
  Net investment division
   transfers                                    -                      1,453                      1,333
  Other net transfers                          (1)                         -                        (45)
                                    -------------              -------------              -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                  79,839                     28,953                    127,848
                                    -------------              -------------              -------------
    NET CHANGE IN NET ASSETS               80,294                     29,072                    126,955
NET ASSETS - BEGINNING OF
 PERIOD                                         -                          -                          -
                                    -------------              -------------              -------------
NET ASSETS - END OF PERIOD          $      80,294              $      29,072              $     126,955
                                    =============              =============              =============

                                    --------------------------
                                    AIM Capital Appreciation
                                            Portfolio
                                    -------------------------
                                      2005 (d)
                                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
 From operations:
  Net investment income (loss)      $           -
  Net realized gains (losses) from
   security transactions                        -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     operations                                 -
                                    -------------
From capital transactions:
  Net purchase payments                         -
  Net investment division
   transfers                                    -
  Other net transfers                           -
                                    -------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                       -
                                    -------------
    NET CHANGE IN NET ASSETS                    -
NET ASSETS - BEGINNING OF
 PERIOD                                         -
                                    -------------
NET ASSETS - END OF PERIOD          $           -
                                    =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Years ended December 31, 2005 and 2004

                                               Travelers Series Trust
                                             --------------------------
                                             U.S. Government Securities
                                                     Portfolio
                                             --------------------------
                                                2005 (d)
                                             -------------
         INCREASE (DECREASE) IN NET
          ASSETS
          From operations:
           Net investment income (loss)      $          (2)
           Net realized gains (losses) from
            security transactions                        -
           Change in unrealized
            appreciation (depreciation) of
            investments                                 31
                                             -------------
             Net increase (decrease) in
              net assets resulting from
              operations                                29
                                             -------------
         From capital transactions:
           Net purchase payments                     3,427
           Net investment division
            transfers                                    1
           Other net transfers                           -
                                             -------------
             Net increase (decrease) in
              net assets resulting from
              capital transactions                   3,428
                                             -------------
             NET CHANGE IN NET ASSETS                3,457
         NET ASSETS - BEGINNING OF
          PERIOD                                         -
                                             -------------
         NET ASSETS - END OF PERIOD          $       3,457
                                             =============

(d) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Concluded)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(1) ORGANIZATION
   MetLife Investors USA Separate Account A (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors USA Insurance Company (MLIUSA) and exists in accordance with the regulations of the Delaware Department of Insurance. MLIUSA is an indirect wholly owned subsidiary of MetLife, Inc. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIUSA.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of twenty-four investment companies. The investment companies are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIUSA.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIUSA may conduct.

   The following sub-accounts were available for investment as of December 31, 2005:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth and Income Portfolio
                  Lord Abbett Growth and Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Growth Opportunities Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio B
                  Lazard Mid-Cap Portfolio B
                  Met/AIM Small-Cap Growth Portfolio
                  Met/AIM Small-Cap Growth Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small-Cap Value Portfolio
                  Third Avenue Small-Cap Value Portfolio B
                  Oppenheimer Capital Appreciation Portfolio
                  Oppenheimer Capital Appreciation Portfolio B
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio
                  PIMCO Total Return Bond Portfolio B
                  RCM Global Technology Portfolio
                  RCM Global Technology Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  T. Rowe Price Mid-Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid-Cap Value Portfolio B
                  Defensive Strategy Fund of Fund B
                  Moderate Strategy Fund of Fund B
                  Balanced Strategy Fund of Fund B
                  Growth Strategy Fund of Fund B
                  Aggressive Strategy Fund of Fund B
                  Van Kampen Comstock Portfolio B
                  Legg Mason Value Equity Portfolio B
                  Met/Putnam Capital Opportunities Portfolio B
                 AIM Variable Insurance Funds, Inc. (AIM):
                  Premier Equity Fund
                  Capital Appreciation Fund
                  International Growth Fund

        Basic Balanced Fund
       MFS Variable Insurance Trust (MFS):
        Research Series
        Investors Trust Series
        New Discovery Series
       Oppenheimer Variable Account Funds (Oppenheimer):
        Main Street Growth & Income Fund
        Bond Fund
        Strategic Bond Fund
        Main Street Small-Cap Growth Fund
        Money Fund
        Capital Appreciation Fund
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        Asset Manager Portfolio
        Growth Portfolio
        Contrafund Portfolio
        Overseas Portfolio
        Equity-Income Portfolio
        Index 500 Portfolio
        Money Market Portfolio
        Mid-Cap Portfolio B
        Contrafund Portfolio B
       Scudder Variable Series I (Scudder I):
        International Portfolio
       Metropolitan Series Funds, Inc. (MetLife):
        FI Mid-Cap Portfolio
        Russell 2000 Index Portfolio
        FI International Stock Portfolio
        FI International Stock Portfolio B
        Stock Index Portfolio
        Stock Index Portfolio B
        BlackRock Legacy Large-Cap Growth Class A
        BlackRock Strategic Value Class A
        BlackRock Bond Income Class A
        BlackRock Large-Cap Value Class A
        Lehman Brothers Aggregate Bond Index Class A
        Harris Oakmark Large-Cap Value Class A
        Morgan Stanley EAFE Index Class A
        MFS Total Return Class A

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

        Mid-Cap Stock Index Class A
        Davis Venture Value Fund
        Davis Venture Value Fund E
        Harris Oakmark Focused Value Fund A
        Harris Oakmark Focused Value Fund B
        Jennison Growth Portfolio A
        Jennison Growth Portfolio B
        BlackRock Money Market Portfolio A
        BlackRock Money Market Portfolio B
        T.Rowe Price Small-Cap Growth Class A
        Metropolitan Series Funds (MetLife), continued:
          Salomon Brothers U.S. Government Class B
          Oppenheimer Global Equity Portfolio B
        Van Kampen LIT Funds (Van Kampen):
          Emerging Growth Fund
          Emerging Growth Fund B
          Enterprise Fund
          Growth & Income Fund
          Growth & Income Fund B
          Comstock Fund B
        Federated Investors Insurance Company (Federated):
          Equity Income Fund
          High Income Bond Fund
          Growth Strategic Fund
        Neuberger Berman (Neuberger):
          Genesis Trust Class A
        The Alger American Fund (Alger):
          American Small-Capitalization Fund
        T. Rowe Price Funds (T. Rowe):
          Growth Fund
          International Fund
          Prime Reserve Fund
        Janus Capital Funds Corp. (Janus):
          Aspen Worldwide Growth Class A
        American Funds (American):
          Global Small-Cap Fund
          Growth Fund
          Growth and Income Fund
          Global Growth Fund B
        Alliance Variable Products Series Fund, Inc. (Alliance):
          Bernstein Large-Cap Growth Fund B
        Franklin Templeton Variable Insurance Products Trust (Templeton):
          Developing Markets Fund B
          Foreign Securities Fund B
          Growth Securities Fund B
          Mutual Shares Securities Fund B
          VIP Income Securities Fund B
        Lazard:
          Retirement Small-Cap Portfolio
        Morgan Stanley:
          UIF Equity and Income Portfolio B
          UIF U.S. Real Estate Portfolio

         Pioneer:
           VCT Mid-Cap Portfolio B
         Putnam Variable Trust (Putnam):
           VT Small-Cap Value Fund B
         Salomon Brothers:
           Variable High Yield Bond Portfolio
           Variable Small-Cap Portfolio
           VSF Investors Fund Portfolio
         Smith Barney:
           Greenwich Street Appreciation Portfolio
           Equity Index Fund Portfolio B
           Greenwich Fundamental Value Portfolio
           Multi-Discipline Balanced All Cap Growth and Value Portfolio
           Multi-Discipline Large-Cap Growth and Value Portfolio
           Multi-Discipline All Cap Growth and Value Portfolio
           Multi-Discipline Global All Cap Growth and Value Portfolio
           Allocation Select Balanced Portfolio
           Allocation Select Growth Portfolio
           Allocation Select High Growth Portfolio
           Capital and Income Portfolio
           IS Dividend Strategy Portfolio
           Premier Selections All Cap Growth Portfolio
           IS Growth and Income Portfolio
           Greenwich Street Equity Index Portfolio
         Travelers Series Fund:
           Salomon Brothers Adjustable Rate Income Portfolio
           Smith Barney Aggressive Growth Portfolio
           Smith Barney Large-Cap Growth Portfolio
           Smith Barney Large-Cap Value Portfolio
           Smith Barney Money Market Portfolio
           Smith Barney Social Awareness Stock Portfolio
         Travelers Series Trust:
           Janus Appreciation Portfolio
           Large-Cap Portfolio
           Managed Allocation Series Aggressive Portfolio
           Managed Allocation Series Conservative Portfolio
           Managed Allocation Series Moderate Portfolio
           Managed Allocation Series Moderate Aggressive Portfolio
           Managed Allocation Series Moderate Conservative Portfolio
           MFS Value Portfolio
           Style Focus Series Small-Cap Growth Portfolio
           Style Focus Series Small-Cap Value Portfolio
           Travelers Managed Income Portfolio
           Pioneer Fund Portfolio
           Pioneer Mid-Cap Value Portfolio
           Pioneer Strategic Income Portfolio
           Convertible Securities Portfolio
           MFS Total Return Portfolio
           Federated High Yield Portfolio
           Mercury Large-Cap Core Portfolio
           Equity Income Portfolio
           AIM Capital Appreciation Portfolio
           U.S. Government Securities Portfolio

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements


(1) ORGANIZATION, CONTINUED:
   The following sub-accounts changed names during the year ended December 31, 2005:
      Met Investors - Met/AIM Mid-Cap Core Equity Portfolio B to Lazard Mid-Cap Portfolio B
      Met Investors - PIMCO PEA Innovation Portfolio to RCM Global Technology Portfolio
      Met Investors - PIMCO Innovation Portfolio B to RCM Global Technology Portfolio B
      MetLife Series - SSR Money Market Portfolio to BlackRock Money Market Portfolio
      MetLife Series - SSR Bond Income Class A to BlackRock Bond Income Class A MetLife Series -SSR Aurora Class A to BlackRock Strategic Value Class A AIM VI Balanced Fund Class A to AIM VI Basic Balanced Fund Class A

   The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004:

     Year Ended December 31, 2005:                  Date Ceased Operations
     -----------------------------                  ----------------------
     Met Investors Money Market Portfolio B            April 29, 2005
     MetLife Met/Putnam Voyager Portfolio A            April 29, 2005

     Year Ended December 31, 2004:                  Date Ceased Operations
     -----------------------------                  ----------------------
     Met Investors JP Morgan Quality Bond Portfolio   November 19, 2004
     Met Investors Met Putnam Research Portfolio      November 19, 2004
     Met Investors Met Putnam Research Portfolio B    November 19, 2004
     Metlife FI Mid-Cap Opportunities                    May 1, 2004
     Federated American Leaders Fund II                  May 1, 2004

   The following sub-accounts began operations during the years ended December 31, 2005 and December 31, 2004:

Year Ended December 31, 2005:                              Date Began Operations
-----------------------------                              ---------------------
Met Investors Van Kampen Comstock Portfolio B                  May 2, 2005
MetLife Jennison Growth Portfolio                              May 2, 2005
MetLife BlackRock Money Market Portfolio B                     May 2, 2005
MetLife Salomon Brothers U.S. Government Class B               May 2, 2005
Met Investors Lord Abbett Growth Opportunities Portfolio B   November 7, 2005
Met Investors Lord Abbett Mid-Cap Value Portfolio B          November 7, 2005
Met Investors Legg Mason Value Equity Portfolio B            November 7, 2005
Met Investors Met/Putnam Capital Opportunities Portfolio B   November 7, 2005
Oppenheimer Capital Appreciation Fund                        November 7, 2005
Fidelity VIP Mid-Cap Portfolio B                             November 7, 2005
Fidelity VIP Contrafund Portfolio B                          November 7, 2005
MetLife - FI International Stock Portfolio B                 November 7, 2005
MetLife Oppenheimer Global Equity Portfolio B                November 7, 2005
Van Kampen LIT Emerging Growth Fund B                        November 7, 2005
Van Kampen LIT Growth & Income Fund B                        November 7, 2005
Van Kampen LIT Comstock Fund B                               November 7, 2005
American Fund Global Growth Fund B                           November 7, 2005
Alliance Bernstein Large-Cap Growth Fund B                   November 7, 2005
Templeton Developing Markets Fund B                          November 7, 2005
Templeton Foreign Secutities Fund B                          November 7, 2005
Templeton Growth Securities Fund B                           November 7, 2005

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements


(1) ORGANIZATION, CONTINUED:
   The following sub-accounts began operations during the years ended December 31, 2005 and December 31, 2004, continued:

Year Ended December 31, 2005, continued:                                         Date Began Operations
----------------------------------------                                         ---------------------
Templeton Mutual Shares Securities Fund B                                          November 7, 2005
Templeton VIP Income Securities Fund B                                             November 7, 2005
Lazard Retirement Small-Cap Portfolio                                              November 7, 2005
Morgan Stanley UIF Equity and Income Portfolio B                                   November 7, 2005
Morgan Stanley UIF U.S. Real Estate Portfolio                                      November 7, 2005
Pioneer VCT Mid-Cap Portfolio B                                                    November 7, 2005
Putnam VT Small-Cap Value Fund B                                                   November 7, 2005
Salomon Brothers Variable High Yield Bond Portfolio                                November 7, 2005
Salomon Brothers Variable Small-Cap Portfolio                                      November 7, 2005
Salomon Brothers VSF Investors Fund Portfolio                                      November 7, 2005
Smith Barney Greenwich Street Appreciation Portfolio                               November 7, 2005
Smith Barney Equity Index Fund Portfolio B                                         November 7, 2005
Smith Barney Greenwich Fundamental Value Portfolio                                 November 7, 2005
Smith Barney Multi-Discipline Balanced All Cap Growth and Value Portfolio          November 7, 2005
Smith Barney Multi-Discipline Large-Cap Growth and Value Portfolio                 November 7, 2005
Smith Barney Multi-Discipline All Cap Growth and Value Portfolio                   November 7, 2005
Smith Barney Multi-Discipline Global All Cap Growth and Value Portfolio            November 7, 2005
Smith Barney Allocation Select Balanced Portfolio                                  November 7, 2005
Smith Barney Allocation Select Growth Portfolio                                    November 7, 2005
Smith Barney Allocation Select High Growth Portfolio                               November 7, 2005
Smith Barney Capital and Income Portfolio                                          November 7, 2005
Smith Barney IS Dividend Strategy Portfolio                                        November 7, 2005
Smith Barney Premier Selections All Cap Growth Portfolio                           November 7, 2005
Smith Barney IS Growth and Income Portfolio                                        November 7, 2005
Smith Barney Greenwich Street Equity Index Portfolio                               November 7, 2005
Travelers Series Fund Salomon Brothers Adjustable Rate Income Portfolio            November 7, 2005
Travelers Series Fund Smith Barney Aggressive Growth Portfolio                     November 7, 2005
Travelers Series Fund Smith Barney Large-Cap Growth Portfolio                      November 7, 2005
Travelers Series Fund Smith Barney Large-Cap Value Portfolio                       November 7, 2005
Travelers Series Fund Smith Barney Money Market Portfolio                          November 7, 2005
Travelers Series Fund Smith Barney Social Awareness Stock Portfolio                November 7, 2005
Travelers Series Trust Janus Appreciation Portfolio                                November 7, 2005
Travelers Series Trust Large-Cap Portfolio                                         November 7, 2005
Travelers Series Trust Managed Allocation Series Aggressive Portfolio              November 7, 2005
Travelers Series Trust Managed Allocation Series Conservative Portfolio            November 7, 2005
Travelers Series Trust Managed Allocation Series Moderate Portfolio                November 7, 2005
Travelers Series Trust Managed Allocation Series Moderate Aggressive Portfolio     November 7, 2005
Travelers Series Trust Managed Allocation Series Moderate Conservative Portfolio   November 7, 2005
Travelers Series Trust MFS Value Portfolio                                         November 7, 2005
Travelers Series Trust Style Focus Series Small-Cap Growth Portfolio               November 7, 2005
Travelers Series Trust Style Focus Series Small-Cap Value Portfolio                November 7, 2005
Travelers Series Trust Travelers Managed Income Portfolio                          November 7, 2005
Travelers Series Trust Pioneer Fund Portfolio                                      November 7, 2005
Travelers Series Trust Pioneer Mid-Cap Value Portfolio                             November 7, 2005

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements


(1) ORGANIZATION, CONTINUED:
   The following sub-accounts began operations during the years ended December 31, 2005 and December 31, 2004, continued:

Year Ended December 31, 2005, continued:                    Date Began Operations
----------------------------------------                    ---------------------
Travelers Series Trust Pioneer Strategic Income Portfolio     November 7, 2005
Travelers Series Trust Convertible Securities Portfolio       November 7, 2005
Travelers Series Trust MFS Total Return Portfolio             November 7, 2005
Travelers Series Trust Federated High Yield Portfolio         November 7, 2005
Travelers Series Trust Mecury Large-Cap Core Portfolio        November 7, 2005
Travelers Series Trust Equity Income Portfolio                November 7, 2005
Travelers Series Trust AIM Capital Appreciation Portfolio     November 7, 2005
Travelers Series Trust U.S. Government Securities Portfolio   November 7, 2005

Year Ended December 31, 2004:                               Date Began Operations
-----------------------------                               ---------------------
Met Investors Oppenheimer Capital Appreciation                   May 3, 2004
Met Investors MFS Research International Portfolio A             May 3, 2004
Met Investors Neuberger Berman Real Estate Portfolio B           May 3, 2004
Met Investors Turner Mid-Cap Growth B                            May 3, 2004
Met Investors Goldman Sachs Mid-Cap Value Class B                May 3, 2004
MetLife SSR Money Market                                         May 3, 2004
MetLife T. Rowe Price Small-Cap Growth                           May 3, 2004
Met Investors - Defensive Strategy Fund of Fund B             November 22, 2004
Met Investors - Moderate Strategy Fund of Fund B              November 22, 2004
Met Investors - Balanced Strategy Fund of Fund B              November 22, 2004
Met Investors - Growth Strategy Fund of Fund B                November 22, 2004
Met Investors - Aggressive Strategy Fund of Fund B            November 22, 2004

(2) SIGNIFICANT ACCOUNTING POLICIES

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account sub-accounts are included in the federal income tax return of MLIUSA, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIUSA believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes. MLIUSA does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements


(2) SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

  (D) ANNUITY RESERVES
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLIUSA and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLIUSA.

  (D) ESTIMATES
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates. Certain amounts in the prior years' financial statements have been reclassified to conform to the current year presentation.

(3) SEPARATE ACCOUNT EXPENSES
   For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts for mortality and administrative expenses that ranges from an annual rate of 0.89% to an annual rate of 2.90%. This varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) CONTRACT FEES
   There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal charge may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. For certain annuity contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a withdrawal charge. For certain other contracts, after the first contract anniversary, the contract owner may withdrawal up to 10 % of the aggregate purchase payments each contract year, without incurring a surrender fee. During the first contract year, MLIUSA currently does not assess the surrender fee on amounts withdrawn under the systematic withdrawal program.

   During the accumulation phase, MLIUSA imposes an annual contract maintenance fee of $30 on variable annuity contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account sub-accounts (and for some contracts, the fixed account as well) for which account value is allocated. The charge is taken from the account value on a full withdrawal or on the annuity date if such annuity date is other than the contract anniversary date. During the income phase, the charge is collected from each annuity payment, regardless of contract size. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, for certain contracts, if less, 2% of the amount transferred, may be deducted from the account value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2005, contract maintenance, surrender, and transfer fees of $43,281,947 were deducted.

   Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the year ended December 31, 2005 were as follows:

                                                                 Purchases       Sales
                                                               -------------- ------------
Met Investors Lord Abbett Growth and Income Portfolio          $   10,758,404 $ 30,222,499
Met Investors Lord Abbett Growth and Income Portfolio B            26,792,141  176,852,614
Met Investors Lord Abbett Bond Debenture Portfolio                  1,732,940      447,473
Met Investors Lord Abbett Bond Debenture Portfolio B               19,148,687  154,179,458
(d) Met Investors Lord Abbett Growth Opportunities Portfolio B        319,364          114
Met Investors Lord Abbett Mid-Cap Value Portfolio B                   356,581           51
Met Investors Lazard Mid-Cap Portfolio B                           18,711,026   28,672,900
Met Investors Met/AIM Small-Cap Growth Portfolio                      430,806      198,337
Met Investors Met/AIM Small-Cap Growth Portfolio B                  8,146,086   67,089,249
Met Investors Harris Oakmark International Portfolio B             41,475,645   87,534,730
Met Investors Third Avenue Small-Cap Value Portfolio                3,249,567      543,617
Met Investors Third Avenue Small-Cap Value Portfolio B             31,827,950   71,308,634
Met Investors Oppenheimer Capital Appreciation Portfolio            1,306,260    3,964,185
Met Investors Oppenheimer Capital Appreciation Portfolio B          9,025,158  127,835,073
(a) Met Investors Money Market Portfolio B                         63,461,688  162,614,907
Met Investors Janus Aggressive Growth Portfolio B                   3,862,470   68,064,069
Met Investors PIMCO Total Return Portfolio                          6,264,597    7,362,136
Met Investors PIMCO Total Return Portfolio B                       18,465,832   89,015,090
Met Investors RCM Global Technology Portfolio                         358,340      380,772
Met Investors RCM Global Technology Portfolio B                     3,268,153   21,124,374
Met Investors PIMCO Inflation Protected Bond Portfolio B           25,918,319  119,462,245
Met Investors T. Rowe Price Mid-Cap Growth Portfolio B             25,300,192   24,214,484
Met Investors MFS Research International Portfolio                  1,423,388      231,089
Met Investors MFS Research International Portfolio B               20,562,858   67,387,232
Met Investors Neuberger Berman Real Estate Portfolio B             15,651,345   32,211,613
Met Investors Turner Mid-Cap Growth Portfolio B                     4,920,727   25,360,650
Met Investors Goldman Sachs Mid-Cap Value B                        43,518,008   24,562,422
Met Investors Defensive Strategy Fund of Fund Class B             194,138,973   35,715,980
Met Investors Moderate Strategy Fund of Fund Class B              518,833,770   62,856,709
Met Investors Balanced Strategy Fund of Fund Class B            1,377,448,425   33,725,167
Met Investors Growth Strategy Fund of Fund Class B              1,189,432,308    1,827,864
Met Investors Aggressive Strategy Fund of Fund Class B            237,476,268    5,380,479
(b) Met Investors Van Kampen Comstock Portfolio B                  16,598,016       32,704
(d) Met Investors Legg Mason Value Equity Portfolio B               1,344,629           64
(d) Met Investors Met/Putnam Capital Opportunities Portfolio B              -            -
AIM Premier Equity Fund                                                30,300      246,339
AIM Capital Appreciation Fund                                           1,690       69,678
AIM International Growth Fund                                          22,684       76,059
AIM Basic Balanced Fund                                                33,495      213,389
MFS Research Series                                                     1,714       36,928

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period from November 7, 2005 to December 31, 2005

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                    Purchases     Sales
                                                   ----------- ------------
    MFS Investors Trust Series                     $     9,691 $     25,466
    MFS New Discovery Series                               116       35,721
    Oppenheimer Main Street Growth & Income Fund         7,088       38,867
    Oppenheimer Bond Fund                               20,320       40,423
    Oppenheimer Strategic Bond Fund                      4,994       65,757
    Oppenheimer Main Street Small-Cap Growth Fund        9,247       25,744
    Oppenheimer Money Fund                               8,459      111,246
    (d) Oppenheimer Capital Appreciation Fund                -            -
    Fidelity Asset Manager Portfolio                 4,855,019   21,400,424
    Fidelity Growth Portfolio                        2,781,646   34,510,732
    Fidelity Contrafund Portfolio                    7,565,110   15,897,143
    Fidelity Overseas Portfolio                      1,042,838    2,702,958
    Fidelity Equity-Income Portfolio                 2,118,273    5,106,253
    Fidelity Index 500 Portfolio                     2,714,871   23,969,135
    Fidelity Money Market Portfolio                  6,488,885    4,299,743
    (d) Fidelity Mid-Cap Portfolio B                         -            -
    (d) Fidelity Contrafund Portfolio B                 87,424            -
    Scudder I International Portfolio                2,052,322    1,752,313
    MetLife FI Mid-Cap Portfolio                     1,239,465      755,315
    MetLife Russell 2000 Index Portfolio             7,832,197    6,918,344
    MetLife FI International Stock Portfolio           194,523      114,401
    (d) MetLife FI International Stock Portfolio B           -            -
    (a) MetLife Putnam Voyager Portfolio                32,176      398,473
    MetLife MetLife Stock Index Portfolio            7,724,335    8,626,656
    MetLife MetLife Stock Index Portfolio B         32,396,035   28,645,382
    MetLife BlackRock Legacy Large-Cap Growth          255,780      142,186
    MetLife BlackRock Strategic Value                3,219,372      924,980
    MetLife BlackRock Bond Income                    1,757,863      318,426
    MetLife BlackRock Large-Cap Value                  508,287      191,925
    MetLife Lehman Brothers Aggregate Bond Index     2,028,874      313,535
    MetLife Harris Oakmark Large-Cap Value           1,831,182      705,200
    MetLife Morgan Stanley EAFE Index                3,521,802      190,049
    MetLife MFS Total Return                         4,140,839      401,850
    MetLife MetLife Mid-Cap Stock Index              3,039,253      413,324
    MetLife Davis Venture Value Fund                 3,353,113      229,661
    MetLife Davis Venture Value Fund E              27,004,784  143,889,839
    MFS Harris Oakmark Focused Value Fund            8,535,280      800,441
    MetLife Harris Oakmark Focused Value Fund B     20,896,735   85,104,065
    (b) MetLife Jennison Growth Portfolio A            380,495       88,657
    MetLife Jennison Growth Portfolio B             11,804,712   75,725,085
    MetLife BlackRock Money Market Portfolio A          11,832       12,150

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period from November 7, 2005 to December 31, 2005

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                                               Purchases      Sales
                                                                              ------------ -----------
(b) MetLife BlackRock Money Market Portfolio B                                $209,689,641 $85,946,624
MetLife T. Rowe Price Small-Cap Growth                                             512,847      82,102
(b) MetLife Salomon Brothers U.S. Government - Class B                           6,672,429     636,701
(b) MetLife Oppenheimer Global Equity Portfolio B                                        -           -
Van Kampen Emerging Growth Fund                                                     25,085     113,333
(d) Van Kampen Emerging Growth Fund B                                                    -           -
Van Kampen Enterprise Fund                                                           1,612      13,354
Van Kampen Growth & Income Fund                                                     11,286      67,335
(d) Van Kampen Growth & Income Fund B                                                    -           -
(d) Van Kampen Comstock Fund B                                                           -           -
Federated Equity Income Fund                                                         1,974      10,777
Federated High Income Bond Fund                                                     14,873      57,160
Federated Growth Strategic Fund                                                      2,513      24,474
Neuberger Genesis Trust                                                                310       2,306
Alger American Small-Capitalization Fund                                         2,363,826   8,343,655
T. Rowe Price Growth Fund                                                          611,167   2,087,714
T. Rowe Price International Fund                                                   120,295     166,944
T. Rowe Price Prime Reserve Fund                                                 1,489,768   1,252,266
Janus Aspen Worldwide Growth                                                           119         695
American Funds Global Small-Cap Fund                                             6,121,780   2,084,803
American Funds Growth Fund                                                      10,447,476     495,086
American Funds Growth and Income Fund                                            6,715,983     564,829
(d) American Fund Global Growth Fund B                                             471,252          55
(d) Alliance Bernstein Large-Cap Growth Fund B                                           -           -
(d) Templeton Developing Markets Fund B                                            225,086           -
(d) Templeton Foreign Secutities Fund B                                            802,357           1
(d) Templeton Growth Securities Fund B                                                   -           -
(d) Templeton Mutual Shares Securities Fund B                                      214,317         212
(d) Templeton VIP Income Securities Fund B                                         150,768           -
(d) Lazard Retirement Small-Cap Portfolio                                           23,530           -
(d) Morgan Stanley UIF Equity and Income Portfolio B                                     -           -
(d) Morgan Stanley UIF U.S. Real Estate Portfolio                                        -           -
(d) Pioneer VCT Mid-Cap Portfolio B                                                      -           -
(d) Putnam VT Small-Cap Value Fund B                                                     -           -
(d) Salomon Brothers Variable High Yield Bond Portfolio                             54,345           -
(d) Salomon Brothers Variable Small-Cap Portfolio                                  186,434          57
(d) Salomon Brothers VSF Investors Fund Portfolio                                   96,016          52
(d) Smith Barney Greenwich Street Appreciation Portfolio                            47,714           -
(d) Smith Barney Equity Index Fund Portfolio B                                      20,241           -
(d) Smith Barney Greenwich Fundamental Value Portfolio                              34,773           -
(d) Smith Barney Multi-Discipline Balanced All Cap Growth and Value Portfolio       35,667           -
(d) Smith Barney Multi-Discipline Large-Cap Growth and Value Portfolio              31,912           -

(d) For the period from November 7, 2005 to December 31, 2005

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                                                       Purchases        Sales
                                                                                     -------------- --------------
(d) Smith Barney Multi-Discipline All Cap Growth Value Portfolio                     $      146,846 $           53
(d) Smith Barney Multi-Discipline Global All Cap Growth and Value Portfolio                 161,318            115
(d) Smith Barney Allocation Select Balanced Portfolio                                             -              -
(d) Smith Barney Allocation Select Growth Portfolio                                               -              -
(d) Smith Barney Allocation Select High Growth Portfolio                                          -              -
(d) Smith Barney Capital and Income Portfolio                                                     -              -
(d) Smith Barney IS Dividend Strategy Portfolio                                              32,722              -
(d) Smith Barney Premier Selections All Cap Growth Portfolio                                      -              -
(d) Smith Barney IS Growth and Income Portfolio                                                   -              -
(d) Smith Barney Greenwich Street Equity Index Portfolio                                          -              -
(d) Travelers Series Fund Salomon Brothers Adjustable Rate Income Portfolio                   3,605              -
(d) Travelers Series Fund Smith Barney Aggressive Growth Portfolio                          201,658             51
(d) Travelers Series Fund Smith Barney Large-Cap Growth Portfolio                           208,149          3,660
(d) Travelers Series Fund Smith Barney Large-Cap Value Portfolio                                  -              -
(d) Travelers Series Fund Smith Barney Money Market Portfolio                               190,123             58
(d) Travelers Series Fund Smith Barney Social Awareness Stock Portfolio                           -              -
(d) Travelers Series Trust Janus Appreciation Portfolio                                      26,200              -
(d) Travelers Series Trust Large-Cap Portfolio                                              107,277            109
(d) Travelers Series Trust Managed Allocation Series Aggressive Portfolio                    50,055             51
(d) Travelers Series Trust Managed Allocation Series Conservative Portfolio                       -              -
(d) Travelers Series Trust Managed Allocation Series Moderate Portfolio                   1,062,916            598
(d) Travelers Series Trust Managed Allocation Series Moderate Aggressive Portfolio          556,333            106
(d) Travelers Series Trust Managed Allocation Series Moderate Conservative Portfolio              -              -
(d) Travelers Series Trust MFS Value Portfolio                                               22,487              -
(d) Travelers Series Trust Style Focus Series Small-Cap Growth Portfolio                     53,326              -
(d) Travelers Series Trust Style Focus Series Small-Cap Value Portfolio                      87,899              -
(d) Travelers Series Trust Travelers Managed Income Portfolio                               165,165             58
(d) Travelers Series Trust Pioneer Fund Portfolio                                            46,839              -
(d) Travelers Series Trust Pioneer Mid-Cap Value Portfolio                                  133,041              2
(d) Travelers Series Trust Pioneer Strategic Income Portfolio                                 9,454              -
(d) Travelers Series Trust Convertible Securities Portfolio                                       -              -
(d) Travelers Series Trust MFS Total Return Portfolio                                        98,868              -
(d) Travelers Series Trust Federated High Yield Portfolio                                    79,839              -
(d) Travelers Series Trust Mercury Large-Cap Core Portfolio                                  28,954              -
(d) Travelers Series Trust Equity Income Portfolio                                          127,793              -
(d) Travelers Series Trust AIM Capital Apprectiation Portfolio                                    -              -
(d) Travelers Series Trust U.S. Government Securities Portfolio                               3,427              -
                                                                                     -------------- --------------
                                                                                     $4,363,895,731 $2,097,868,642
                                                                                     ============== ==============

(d) For the period from November 7, 2005 to December 31, 2005

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett   Lord Abbett  Lord Abbett  JP Morgan
                                  Growth and   Growth and      Bond         Bond         Growth       Mid-Cap     Quality
                                    Income       Income      Debenture    Debenture   Opportunities    Value       Bond
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio B  Portfolio B  Portfolio
                                  -----------  -----------  -----------  -----------  ------------- ----------- -----------
Unit Balance at January 1, 2004    12,148,950   14,631,212      108,131   30,331,364                              2,677,207
                                  ===========  ===========  ===========  ===========                            ===========
   Units Issued                       949,648    9,212,774      126,041   19,630,145                                268,500
   Units Redeemed                  (1,402,954)  (9,640,060)     (34,956) (23,879,975)                            (2,945,707)
                                  -----------  -----------  -----------  -----------                            -----------
Unit Balance at December 31, 2004  11,695,644   14,203,926      199,216   26,081,534             -            -           -
                                  ===========  ===========  ===========  ===========   ===========  =========== ===========
   Units Issued                       754,860    1,587,412      124,406    2,385,546        30,352       14,110
   Units Redeemed                  (1,640,375)  (4,962,859)     (57,808) (10,831,021)            -            -
                                  -----------  -----------  -----------  -----------   -----------  -----------
Unit Balance at December 31, 2005  10,810,129   10,828,479      265,814   17,636,059        30,352       14,110
                                  ===========  ===========  ===========  ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                                                           Met/AIM      Met/AIM       Harris         Third
                                   Met/Putnam  Met/Putnam     Lazard      Small-Cap    Small-Cap      Oakmark       Avenue
                                    Research    Research      Mid-Cap      Growth       Growth     International   Small-Cap
                                   Portfolio   Portfolio B  Portfolio B   Portfolio   Portfolio B   Portfolio B  Val Portfolio
                                  -----------  -----------  -----------  -----------  -----------  ------------- -------------
Unit Balance at January 1, 2004     2,828,413    8,932,927   12,288,849       31,568   12,475,776    16,889,437        50,110
                                  ===========  ===========  ===========  ===========  ===========   ===========   ===========
   Units Issued                        31,710    4,307,738    7,218,796       23,890   17,762,216    22,559,744       164,286
   Units Redeemed                  (2,860,123) (13,240,665)  (9,246,875)     (19,259) (11,949,957)  (16,992,968)      (19,895)
                                  -----------  -----------  -----------  -----------  -----------   -----------   -----------
Unit Balance at December 31, 2004           -            -   10,260,770       36,199   18,288,035    22,456,213       194,501
                                  ===========  ===========  ===========  ===========  ===========   ===========   ===========
   Units Issued                                               1,574,751       36,710    2,005,477     5,483,166       255,145
   Units Redeemed                                            (3,179,867)     (19,464)  (7,100,781)   (8,943,671)      (75,855)
                                                            -----------  -----------  -----------   -----------   -----------
Unit Balance at December 31, 2005                             8,655,654       53,445   13,192,731    18,995,708       373,791
                                                            ===========  ===========  ===========   ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  --------------------------------------------------------------------------------------------
                                       Third      Oppenheimer  Oppenheimer                  Janus        PIMCO        PIMCO
                                      Avenue        Capital      Capital       Money     Aggressive   Total Return Total Return
                                     Small-Cap    Appreciation Appreciation   Market       Growth         Bond         Bond
                                  Val Portfolio B  Portfolio   Portfolio B  Portfolio B  Portfolio B   Portfolio   Portfolio B
                                  --------------- ------------ ------------ -----------  -----------  ------------ ------------
Unit Balance at January 1, 2004      19,557,686             -   51,514,003   11,786,985   26,535,225    2,852,827   41,371,628
                                    ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                      16,005,760     1,833,755   41,510,722   24,809,904   21,515,189    4,316,812   20,597,148
   Units Redeemed                   (13,110,569)      (47,744) (37,118,297) (26,539,641) (22,914,551)    (781,581) (26,056,891)
                                    -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004    22,452,877     1,786,011   55,906,428   10,057,248   25,135,863    6,388,058   35,911,885
                                    ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       5,234,468     1,219,377    5,105,334   10,067,024    2,138,231    1,152,504    5,523,254
   Units Redeemed                    (7,965,027)   (1,484,666) (19,504,171) (20,124,272) (11,183,829)  (1,244,284) (11,113,132)
                                    -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005    19,722,318     1,520,722   41,507,591            -   16,090,265    6,296,278   30,322,007
                                    ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           Met Investors
                                  -----------------------------------------------------------------------------------------
                                                                    PIMCO      T. Rowe Price       MFS            MFS
                                   RCM Global    RCM Global       Inflation       Mid-Cap       Research       Research
                                   Technology    Technology     Protected Bond    Growth      International  International
                                   Portfolio     Portfolio B     Portfolio B    Portfolio B     Portfolio     Portfolio B
                                  -----------    -----------    -------------- -------------  -------------  -------------
Unit Balance at January 1, 2004       139,123      9,200,629      25,707,912     33,526,891              -     12,887,155
                                  ===========    ===========     ===========    ===========    ===========    ===========
   Units Issued                       174,511     15,369,987      31,658,383     19,663,291         46,605     22,120,298
   Units Redeemed                    (150,244)    (9,975,875)    (24,525,447)   (25,654,276)        (1,484)   (14,092,592)
                                  -----------    -----------     -----------    -----------    -----------    -----------
Unit Balance at December 31, 2004     163,390     14,594,741      32,840,848     27,535,906         45,121     20,914,861
                                  ===========    ===========     ===========    ===========    ===========    ===========
   Units Issued                        94,164      2,061,982       5,834,881      6,804,696        123,959      3,228,111
   Units Redeemed                     (99,156)    (6,371,168)    (13,870,632)    (7,090,887)       (26,439)    (8,146,431)
                                  -----------    -----------     -----------    -----------    -----------    -----------
Unit Balance at December 31, 2005     158,398     10,285,555      24,805,097     27,249,715        142,641     15,996,541
                                  ===========    ===========     ===========    ===========    ===========    ===========

                                  -----
                                   Neuberger
                                    Berman
                                  Real Estate
                                  Portfolio B
                                  -----------
Unit Balance at January 1, 2004             -
                                  ===========
   Units Issued                    12,065,092
   Units Redeemed                  (5,611,196)
                                  -----------
Unit Balance at December 31, 2004   6,453,896
                                  ===========
   Units Issued                     2,105,807
   Units Redeemed                  (3,499,605)
                                  -----------
Unit Balance at December 31, 2005   5,060,098
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                    Turner        Goldman     Defensive     Moderate     Balanced      Growth       Aggressive
                                    Mid-Cap        Sachs      Strategy      Strategy     Strategy     Strategy       Strategy
                                    Growth     Mid-Cap Value   Fund of      Fund of      Fund of      Fund of        Fund of
                                  Portfolio B   Portfolio B    Fund B        Fund B       Fund B       Fund B         Fund B
                                  -----------  ------------- -----------  -----------  -----------  -----------    -----------
Unit Balance at January 1, 2004             -             -            -            -            -            -              -
                                  ===========   ===========  ===========  ===========  ===========  ===========    ===========
   Units Issued                    10,189,107    11,383,384   10,602,537   36,748,873  114,899,506   91,985,226     20,763,078
   Units Redeemed                  (4,986,365)   (5,067,259)    (343,427)    (348,202)    (356,734)    (355,889)      (298,105)
                                  -----------   -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004   5,202,742     6,316,125   10,259,110   36,400,671  114,542,772   91,629,337     20,464,973
                                  ===========   ===========  ===========  ===========  ===========  ===========    ===========
   Units Issued                       770,692     4,238,160   22,898,220   59,438,524  148,637,237  124,772,078     25,649,342
   Units Redeemed                  (2,743,358)   (3,287,746)  (7,138,300) (14,437,102) (18,945,614) (12,721,546)    (3,783,517)
                                  -----------   -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2005   3,230,076     7,266,539   26,019,030   81,402,093  244,234,395  203,679,869     42,330,798
                                  ===========   ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                               Met Investors                                      AIM
                                  --------------------------------------- ---------------------------------------------------
                                                             Met/Putnam
                                  Van Kampen    Legg Mason     Capital                   Capital                     Basic
                                   Comstock    Value Equity Opportunities   Premier    Appreciation International   Balanced
                                  Portfolio B  Portfolio B   Portfolio B  Equity Fund      Fund      Growth Fund      Fund
                                  -----------  ------------ ------------- -----------  ------------ ------------- -----------
Unit Balance at January 1, 2004                                               427,127      187,203       157,713      264,594
                                                                          ===========  ===========   ===========  ===========
   Units Issued                                                                15,709       10,541         8,201       11,779
   Units Redeemed                                                             (69,868)     (37,733)      (16,673)     (28,299)
                                                                          -----------  -----------   -----------  -----------
Unit Balance at December 31, 2004           -            -             -      372,968      160,011       149,241      248,074
                                  ===========  ===========   ===========  ===========  ===========   ===========  ===========
   Units Issued                     1,677,901      131,367             -        2,574          426         3,560        3,834
   Units Redeemed                     (72,443)      (5,578)            -      (58,286)     (13,573)      (12,293)     (41,796)
                                  -----------  -----------   -----------  -----------  -----------   -----------  -----------
Unit Balance at December 31, 2005   1,605,458      125,789             -      317,256      146,864       140,508      210,112
                                  ===========  ===========   ===========  ===========  ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                  MFS                                Oppenheimer
                                  ----------------------------------  ----------------------------------------
                                                                      Main Street                   Main Street
                                                                        Growth            Strategic  Small-Cap
                                  Research  Investors   New Discovery  & Income    Bond     Bond      Growth
                                   Series  Trust Series    Series        Fund      Fund     Fund       Fund
                                  -------- ------------ ------------- ----------- ------  --------- -----------
Unit Balance at January 1, 2004    97,097     50,833        58,708      398,851   70,248    38,061    25,050
                                  =======    =======       =======     ========   ======   =======    ======
   Units Issued                     2,706      1,495           382        4,246      262       933       281
   Units Redeemed                 (20,944)   (12,956)      (21,348)    (334,590)  (9,134)  (23,234)   (2,587)
                                  -------    -------       -------     --------   ------   -------    ------
Unit Balance at December 31, 2004  78,859     39,372        37,742       68,507   61,376    15,760    22,744
                                  =======    =======       =======     ========   ======   =======    ======
   Units Issued                        42      2,092            34          679        6         -       478
   Units Redeemed                  (7,265)    (5,346)       (5,577)      (7,628)  (5,274)   (9,019)   (2,756)
                                  -------    -------       -------     --------   ------   -------    ------
Unit Balance at December 31, 2005  71,636     36,118        32,199       61,558   56,108     6,741    20,466
                                  =======    =======       =======     ========   ======   =======    ======

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Oppenheimer                                    Fidelity
                                  ------------------------- ---------------------------------------------------------------
                                                 Capital       Asset                                              Equity-
                                     Money     Appreciation   Manager      Growth      Contrafund   Overseas      Income
                                     Fund          Fund      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                  -----------  ------------ -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       100,223                18,335,507   22,744,437   19,001,001    1,619,585    2,369,870
                                  ===========               ===========  ===========  ===========  ===========  ===========
   Units Issued                           409                 1,145,632    1,852,548    1,669,272       50,920       37,741
   Units Redeemed                     (45,178)               (2,738,722)  (3,785,380)  (2,037,710)    (364,750)    (392,265)
                                  -----------               -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      55,454            -   16,742,417   20,811,605   18,632,563    1,305,755    2,015,346
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                           318            -      914,047    1,436,688    1,833,357      120,574       20,938
   Units Redeemed                     (19,943)           -   (2,823,318)  (3,920,510)  (2,158,928)    (310,905)    (354,440)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      35,829            -   14,833,146   18,327,783   18,306,992    1,115,424    1,681,844
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Fidelity                          Scudder I             Metlife
                                  ----------------------------------------------------- ------------- --------------------------

                                                                                                           FI       Russell 2000
                                    Index 500   Money Market    Mid-Cap    Contrafund   International    Midcap        Index
                                    Portfolio    Portfolio    Portfolio B  Portfolio B    Portfolio     Portfolio    Portfolio
                                  ------------  ------------  ------------ ------------ ------------- ------------  ------------
Unit Balance at January 1, 2004     12,981,916     3,919,391                               3,132,281       472,999       229,747
                                  ============  ============                            ============  ============  ============
   Units Issued                          6,920     2,223,892                                 558,180       226,043       834,539
   Units Redeemed                   (1,669,445)   (1,832,144)                               (623,109)      (84,205)     (587,686)
                                  ------------  ------------                            ------------  ------------  ------------
Unit Balance at December 31, 2004   11,319,391     4,311,139             -            -    3,067,352       614,837       476,600
                                  ============  ============  ============ ============ ============  ============  ============
   Units Issued                         70,580     1,641,690             -        2,419      463,667       120,786       563,884
   Units Redeemed                   (1,651,849)   (1,392,800)            -            -     (432,089)     (156,505)     (531,637)
                                  ------------  ------------  ------------ ------------ ------------  ------------  ------------
Unit Balance at December 31, 2005    9,738,122     4,560,029             -        2,419    3,098,930       579,118       508,847
                                  ============  ============  ============ ============ ============  ============  ============

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            Metlife
                                  ---------------------------------------------------------------------------------------
                                       FI             FI                                                    BlackRock
                                  International  International    Putnam                                     Legacy
                                      Stock          Stock        Voyager      Stock Index    Stock Index   Large-Cap
                                    Portfolio     Portfolio B    Portfolio      Portfolio     Portfolio B    Growth
                                  -------------  -------------  -----------    -----------    -----------  -----------
Unit Balance at January 1, 2004        102,075                      199,325      1,956,414     13,065,732        8,406
                                   ===========                  ===========    ===========    ===========  ===========
   Units Issued                         32,211                       18,011        353,635      8,665,525        8,549
   Units Redeemed                      (14,208)                     (34,334)      (294,834)    (2,974,606)      (5,332)
                                   -----------                  -----------    -----------    -----------  -----------
Unit Balance at December 31, 2004      120,078              -       183,002      2,015,215     18,756,651       11,623
                                   ===========    ===========   ===========    ===========    ===========  ===========
   Units Issued                         45,623              -        14,660        309,451      5,041,796       10,254
   Units Redeemed                      (24,922)             -      (197,662)      (338,384)    (4,643,783)      (5,810)
                                   -----------    -----------   -----------    -----------    -----------  -----------
Unit Balance at December 31, 2005      140,779              -             -      1,986,282     19,154,664       16,067
                                   ===========    ===========   ===========    ===========    ===========  ===========

                                  ----
                                   BlackRock
                                   Strategic
                                     Value
                                    Class A
                                  -----------
Unit Balance at January 1, 2004       170,814
                                  ===========
   Units Issued                       455,399
   Units Redeemed                    (125,959)
                                  -----------
Unit Balance at December 31, 2004     500,254
                                  ===========
   Units Issued                       214,452
   Units Redeemed                    (115,764)
                                  -----------
Unit Balance at December 31, 2005     598,942
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  -----------------------------------------------------------------------------------------
                                   BlackRock      BlackRock     Lehman Brothers                    Harris         Morgan
                                     Bond         Large-Cap        Aggregate                       Oakmark       Stanley
                                    Income          Value         Bond Index     FI Mid-Cap    Large-Cap Value  EAFE Index
                                    Class A        Class A          Class A     Opportunities      Class A       Class A
                                  -----------    -----------    --------------- -------------  --------------- -----------
Unit Balance at January 1, 2004        14,179         19,981           55,030         71,708         144,358       110,435
                                  ===========    ===========      ===========    ===========     ===========   ===========
   Units Issued                        33,697         38,765          150,652         74,916         224,189       275,627
   Units Redeemed                      (6,479)        (7,622)         (30,070)      (146,624)        (34,923)      (35,261)
                                  -----------    -----------      -----------    -----------     -----------   -----------
Unit Balance at December 31, 2004      41,397         51,124          175,612              -         333,624       350,801
                                  ===========    ===========      ===========    ===========     ===========   ===========
   Units Issued                        39,540         43,996          168,898                        185,697       359,890
   Units Redeemed                     (11,404)       (17,908)         (43,862)                       (96,308)      (73,937)
                                  -----------    -----------      -----------                    -----------   -----------
Unit Balance at December 31, 2005      69,533         77,212          300,648                        423,013       636,754
                                  ===========    ===========      ===========                    ===========   ===========

                                  -------
                                      MFS
                                     Total
                                    Return
                                    Class A
                                  -----------
Unit Balance at January 1, 2004        19,756
                                  ===========
   Units Issued                        86,273
   Units Redeemed                      (8,666)
                                  -----------
Unit Balance at December 31, 2004      97,363
                                  ===========
   Units Issued                       103,584
   Units Redeemed                     (17,618)
                                  -----------
Unit Balance at December 31, 2005     183,329
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            MetLife
                                  -------------------------------------------------------------------------------------------
                                                  Davis        Davis        Harris        Harris
                                    Mid-Cap      Venture      Venture       Oakmark       Oakmark     Jennison     Jennison
                                  Stock Index     Value        Value     Focused Value Focused Value   Growth       Growth
                                    Class A       Fund        Fund E        Fund A        Fund B     Portfolio A  Portfolio B
                                  -----------  -----------  -----------  ------------- ------------- -----------  -----------
Unit Balance at January 1, 2004       128,276       27,371   39,430,080       115,746    29,524,602                18,943,891
                                  ===========  ===========  ===========   ===========   ===========               ===========
   Units Issued                       274,805       63,374   43,188,532       275,930    16,523,778                18,744,168
   Units Redeemed                     (38,229)      (9,247) (28,647,204)      (31,324)  (18,498,880)              (15,675,727)
                                  -----------  -----------  -----------   -----------   -----------               -----------
Unit Balance at December 31, 2004     364,852       81,498   53,971,408       360,352    27,549,500            -   22,012,332
                                  ===========  ===========  ===========   ===========   ===========  ===========  ===========
   Units Issued                       255,765      114,393    7,463,545       287,195     4,107,935      189,675    3,126,142
   Units Redeemed                     (82,489)     (18,044) (17,004,907)      (68,427)   (8,293,601)     (37,407)  (9,331,144)
                                  -----------  -----------  -----------   -----------   -----------  -----------  -----------
Unit Balance at December 31, 2005     538,128      177,847   44,430,046       579,120    23,363,834      152,268   15,807,330
                                  ===========  ===========  ===========   ===========   ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                              MetLife                                     Van Kampen
                                  ---------------------------------------------------------------- ------------------------
                                                              T. Rowe       Salomon    Oppenheimer
                                   BlackRock    BlackRock    Small-Cap   Brothers U.S.   Global      Emerging    Emerging
                                  Money Market Money Market   Growth      Government     Equity       Growth      Growth
                                  Portfolio A  Portfolio B    Class A       Class B    Portfolio B     Fund       Fund B
                                  ------------ ------------ -----------  ------------- ----------- -----------  -----------
Unit Balance at January 1, 2004             -                         -                                131,352
                                  ===========               ===========                            ===========
   Units Issued                         3,089                    35,384                                    127
   Units Redeemed                      (1,233)                   (4,376)                               (23,249)
                                  -----------               -----------                            -----------
Unit Balance at December 31, 2004       1,856            -       31,008             -            -     108,230            -
                                  ===========  ===========  ===========   ===========  =========== ===========  ===========
   Units Issued                           457   27,627,331       39,020       444,727            -       5,622            -
   Units Redeemed                        (494) (15,197,732)      (6,717)      (53,492)           -     (24,993)           -
                                  -----------  -----------  -----------   -----------  ----------- -----------  -----------
Unit Balance at December 31, 2005       1,819   12,429,599       63,311       391,235            -      88,859            -
                                  ===========  ===========  ===========   ===========  =========== ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                     Van Kampen                                             Federated
                                  -------------------------------------------------           -----------------------------

                                                   Growth &      Growth &                       Equity          High
                                   Enterprise       Income        Income        Comstock        Income         Income
                                      Fund           Fund         Fund B         Fund B         Fund II       Bond Fund
                                  -----------    -----------    -----------    -----------    -----------    -----------
Unit Balance at January 1, 2004        50,200         61,622                                       81,743         48,364
                                  ===========    ===========                                  ===========    ===========
   Units Issued                         5,924          2,822                                          556          1,872
   Units Redeemed                      (9,743)       (10,369)                                     (61,655)       (18,767)
                                  -----------    -----------                                  -----------    -----------
Unit Balance at December 31, 2004      46,381         54,075              -              -         20,644         31,469
                                  ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                           165             56              -              -              -              -
   Units Redeemed                      (3,249)       (10,498)             -              -         (2,137)        (9,326)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Unit Balance at December 31, 2005      43,297         43,633              -              -         18,507         22,143
                                  ===========    ===========    ===========    ===========    ===========    ===========

                                  --------

                                    American
                                    Leaders
                                    Fund II
                                  -----------
Unit Balance at January 1, 2004       140,461
                                  ===========
   Units Issued                         5,143
   Units Redeemed                    (145,604)
                                  -----------
Unit Balance at December 31, 2004           -
                                  ===========
   Units Issued
   Units Redeemed

Unit Balance at December 31, 2005


                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                   Federated      Neuberger       Alger                   T.Rowe Price
                                  -----------    -----------  -------------- --------------------------------------

                                    Growth         Genesis        Small                                      Prime
                                   Strategic        Trust     Capitalization    Growth      International   Reserve
                                     Fund          Class A         Fund          Fund           Fund         Fund
                                  -----------    -----------  -------------- -----------    ------------- -----------
Unit Balance at January 1, 2004        47,399          2,060     9,758,550       171,175         117,827       87,209
                                  ===========    ===========   ===========   ===========     ===========  ===========
   Units Issued                           707              -       930,119        17,085           8,968       80,310
   Units Redeemed                      (9,204)          (689)   (1,670,753)      (25,625)        (18,864)     (97,700)
                                  -----------    -----------   -----------   -----------     -----------  -----------
Unit Balance at December 31, 2004      38,902          1,371     9,017,916       162,635         107,931       69,819
                                  ===========    ===========   ===========   ===========     ===========  ===========
   Units Issued                           494              -     1,169,601        12,389          10,433       92,361
   Units Redeemed                      (4,395)          (188)   (1,880,384)      (32,812)        (15,645)     (79,387)
                                  -----------    -----------   -----------   -----------     -----------  -----------
Unit Balance at December 31, 2005      35,001          1,183     8,307,133       142,212         102,719       82,793
                                  ===========    ===========   ===========   ===========     ===========  ===========

                                     Janus
                                  -----------
                                     Aspen
                                   Worldwide
                                    Growth
                                    Class A
                                  -----------
Unit Balance at January 1, 2004         1,585
                                  ===========
   Units Issued                             -
   Units Redeemed                        (108)
                                  -----------
Unit Balance at December 31, 2004       1,477
                                  ===========
   Units Issued                             1
   Units Redeemed                        (103)
                                  -----------
Unit Balance at December 31, 2005       1,375
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                       American                          Alliance              Templeton
                                  --------------------------------------------------    -----------    ------------------------
                                                                                         Bernstein
                                    Global                    Growth &     Global        Large-Cap      Developing    Foreign
                                   Small-Cap      Growth       Income      Growth         Growth         Markets     Securities
                                     Fund          Fund         Fund       Fund B         Fund B          Fund B       Fund B
                                  -----------  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at January 1, 2004        77,922       59,754       53,632
                                  ===========  ===========  ===========
   Units Issued                       244,173       86,038       93,553
   Units Redeemed                     (39,279)     (13,087)      (9,266)
                                  -----------  -----------  -----------
Unit Balance at December 31, 2004     282,816      132,705      137,919            -              -              -            -
                                  ===========  ===========  ===========  ===========    ===========    ===========  ===========
   Units Issued                       338,920       97,221       88,127       22,386              -         21,659       34,163
   Units Redeemed                    (150,956)     (21,863)     (26,366)           -              -           (122)        (316)
                                  -----------  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at December 31, 2005     470,780      208,063      199,680       22,386              -         21,537       33,847
                                  ===========  ===========  ===========  ===========    ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                               Templeton                Lazard        Morgan Stanley        Pioneer
                                  ----------------------------------- ----------- ----------------------- -----------
                                                Mutual
                                    Growth      Shares    VIP Income  Retirement  UIF Equity   UIF U.S.       VCT
                                  Securities  Securities  Securities  Small-Cap   and Income  Real Estate   Mid-Cap
                                    Fund B      Fund B      Fund B    Portfolio   Portfolio B  Portfolio  Portfolio B
                                  ----------- ----------- ----------- ----------- ----------- ----------- -----------
Unit Balance at January 1, 2004

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004           -           -           -           -           -           -           -
                                  =========== =========== =========== =========== =========== =========== ===========
   Units Issued                             -      11,181       4,136       1,373           -           -           -
   Units Redeemed                           -           -           -           -           -           -           -
                                  ----------- ----------- ----------- ----------- ----------- ----------- -----------
Unit Balance at December 31, 2005           -      11,181       4,136       1,373           -           -           -
                                  =========== =========== =========== =========== =========== =========== ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                    Putnam              Salomon Brothers                        Smith Barney
                                  ----------- ------------------------------------- ------------------------------------
                                      VT       Variable                              Greenwich                Greenwich
                                   Small-Cap  High Yield   Variable   VSF Investors    Street      Equity    Fundamental
                                     Value       Bond      Small-Cap      Fund      Appreciation Index Fund     Value
                                    Fund B    Portfolio    Portfolio    Portfolio   Portfolio B  Portfolio B  Portfolio
                                  ----------- ----------- ----------- ------------- ------------ ----------- -----------
Unit Balance at January 1, 2004

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004           -           -           -            -            -            -           -
                                  =========== =========== ===========  ===========  ===========  =========== ===========
   Units Issued                             -       3,458      15,787        6,750        1,722        2,224       1,160
   Units Redeemed                           -           -           -            -            -            -           -
                                  ----------- ----------- -----------  -----------  -----------  ----------- -----------
Unit Balance at December 31, 2005           -       3,458      15,787        6,750        1,722        2,224       1,160
                                  =========== =========== ===========  ===========  ===========  =========== ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               Smith Barney
                                  -------------------------------------------------------------------------------------------
                                  Multi-Discipline Multi-Discipline Multi-Discipline Multi-Discipline Allocation  Allocation
                                  Balanced All Cap    Large-Cap         All Cap       Global All Cap    Select      Select
                                   Growth & Value   Growth & Value  Growth and Value  Growth & Value   Balanced     Growth
                                     Portfolio        Portfolio        Portfolio        Portfolio     Portfolio   Portfolio
                                  ---------------- ---------------- ---------------- ---------------- ----------- -----------
Unit Balance at January 1, 2004

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004             -                -                -                -              -           -
                                    ===========      ===========      ===========      ===========    =========== ===========
   Units Issued                           2,660            2,136            9,633           10,041              -           -
   Units Redeemed                             -                -                -                -              -           -
                                    -----------      -----------      -----------      -----------    ----------- -----------
Unit Balance at December 31, 2005         2,660            2,136            9,633           10,041              -           -
                                    ===========      ===========      ===========      ===========    =========== ===========

                                  ------------
                                  Allocation
                                    Select
                                  High Growth
                                   Portfolio
                                  -----------
Unit Balance at January 1, 2004

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004           -
                                  ===========
   Units Issued                             -
   Units Redeemed                           -
                                  -----------
Unit Balance at December 31, 2005           -
                                  ===========

(d) For the period from November 7, 2005 to December 31, 2005

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                           Smith Barney
                                  ---------------------------------------------------------------
                                                                   Premier                  Greenwich
                                  Capital and    IS Dividend    Selections All IS Growth      Street
                                    Income        Strategy        Cap Growth   and Income  Equity Index
                                   Portfolio      Portfolio       Portfolio    Portfolio    Portfolio
                                  -----------    -----------    -------------- ----------- ------------
Unit Balance at January 1, 2004
   Units Issued
   Units Redeemed
Unit Balance at December 31, 2004           -              -               -             -           -
                                  ===========    ===========     ===========   =========== ===========
   Units Issued                             -          3,967               -             -           -
   Units Redeemed                           -              -               -             -           -
                                  -----------    -----------     -----------   ----------- -----------
Unit Balance at December 31, 2005           -          3,967               -             -           -
                                  ===========    ===========     ===========   =========== ===========

                                      Travelers Series Fund
                                  ----------------------------
                                  Salomon Brothers Smith Barney
                                     Adjustable     Aggressive
                                    Rate Income       Growth
                                     Portfolio      Portfolio
                                  ---------------- ------------
Unit Balance at January 1, 2004
   Units Issued
   Units Redeemed
Unit Balance at December 31, 2004             -              -
                                    ===========    ===========
   Units Issued                             351         16,222
   Units Redeemed                             -           (288)
                                    -----------    -----------
Unit Balance at December 31, 2005           351         15,934
                                    ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                   Travelers Series Fund
                                  -------------------------------------------------------
                                  Smith Barney Smith Barney Smith Barney   Smith Barney
                                   Large-Cap    Large-Cap      Money     Social Awareness
                                     Growth       Value        Market         Stock
                                   Portfolio    Portfolio    Portfolio      Portfolio
                                  ------------ ------------ ------------ ----------------
Unit Balance at January 1, 2004

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004           -            -            -              -
                                  ===========  ===========  ===========    ===========
   Units Issued                        15,281            -       15,276              -
   Units Redeemed                        (265)           -            -              -
                                  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2005      15,016            -       15,276              -
                                  ===========  ===========  ===========    ===========

                                            Travelers Series Trust
                                  ------------------------------------------
                                                                     Managed
                                     Janus                      Allocation Series
                                  Appreciation    Large-Cap        Aggressive
                                   Portfolio      Portfolio         Portfolio
                                  ------------   -----------    -----------------
Unit Balance at January 1, 2004

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004           -              -                 -
                                  ===========    ===========       ===========
   Units Issued                           239          6,503             4,493
   Units Redeemed                           -              -                 -
                                  -----------    -----------       -----------
Unit Balance at December 31, 2005         239          6,503             4,493
                                  ===========    ===========       ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               Travelers Series Trust
                                  -----------------------------------------------------------------------------------------

                                       Managed           Managed            Managed              Managed
                                  Allocation Series Allocation Series  Allocation Series    Allocation Series
                                    Conservative        Moderate      Moderate Aggressive Moderate Conservative  MFS Value
                                      Portfolio         Portfolio          Portfolio            Portfolio        Portfolio
                                  ----------------- ----------------- ------------------- --------------------- -----------
Unit Balance at January 1, 2004

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004              -                 -                  -                    -                -
                                     ===========       ===========        ===========          ===========      ===========
   Units Issued                                -            98,524             51,045                    -            1,651
   Units Redeemed                              -                 -                  -                    -                -
                                     -----------       -----------        -----------          -----------      -----------
Unit Balance at December 31, 2005              -            98,524             51,045                    -            1,651
                                     ===========       ===========        ===========          ===========      ===========

                                  ------------------------
                                  Style Focus    Style Focus
                                    Series         Series
                                   Small-Cap      Small-Cap
                                    Growth          Value
                                   Portfolio      Portfolio
                                  -----------    -----------
Unit Balance at January 1, 2004

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004           -              -
                                  ===========    ===========
   Units Issued                         4,581          7,734
   Units Redeemed                           -              -
                                  -----------    -----------
Unit Balance at December 31, 2005       4,581          7,734
                                  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                 Travelers Series Trust
                                  ------------------------------------------------------------------------------------
                                   Travelers                   Pioneer     Pioneer
                                    Managed        Pioneer     Mid-Cap    Strategic     Convertible        MFS      Federated
                                    Income          Fund        Value      Income       Securities     Total Return High Yield
                                   Portfolio      Portfolio   Portfolio   Portfolio      Portfolio      Portfolio   Portfolio
                                  -----------    ----------- ----------- -----------    -----------    ------------ -----------
Unit Balance at January 1, 2004

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004           -              -           -           -              -              -            -
                                  ===========    =========== =========== ===========    ===========    ===========  ===========
   Units Issued                        10,658          2,811      12,149         546              -          4,031        5,243
   Units Redeemed                           -              -           -           -              -              -            -
                                  -----------    ----------- ----------- -----------    -----------    -----------  -----------
Unit Balance at December 31, 2005      10,658          2,811      12,149         546              -          4,031        5,243
                                  ===========    =========== =========== ===========    ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                               Travelers Series Trust
                                  ------------------------------------------------
                                    Mercury                   AIM         U.S.
                                   Large-Cap    Equity      Capital    Government
                                     Core       Income    Appreciation Securities
                                   Portfolio   Portfolio   Portfolio   Portfolio
                                  ----------- ----------- ------------ -----------
Unit Balance at January 1, 2004

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004           -           -           -            -
                                  =========== =========== ===========  ===========
   Units Issued                         2,961       6,546           -          167
   Units Redeemed                           -           -           -            -
                                  ----------- ----------- -----------  -----------
Unit Balance at December 31, 2005       2,961       6,546           -          167
                                  =========== =========== ===========  ===========

                                                                    (Concluded)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



MetLife Investors USA Separate Account A (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                                       Met Investors
                                          ---------------------------------------------------------------------------------------
                                             Lord Abbett        Lord Abbett       Lord Abbett      Lord Abbett      Lord Abbett
                                             Growth and         Growth and           Bond             Bond            Growth
                                               Income             Income           Debenture        Debenture      Opportunities
                                              Portfolio         Portfolio B        Portfolio       Portfolio B      Portfolio B
                                          ------------------ ------------------ ---------------- ---------------- ---------------
DECEMBER 31, 2005
Units                                             10,810,129         10,828,479          265,814       17,636,059          30,352
Unit Fair Value, Lowest to Highest (1)      $83.02 to $49.25   $49.03 to $47.57 $18.28 to $17.40 $17.27 to $16.76 $10.06 to $9.63
Net Assets (In Thousands)                           $301,797           $522,233           $3,407         $299,608            $300
Investment Income Ratio to Net Assets (2)              1.08%              0.77%            5.49%            3.79%           0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.40%     1.30% to 2.35%   0.89% to 1.40%   1.30% to 2.35%  1.40% to 2.30%
Total Return, Lowest to Highest (4)           2.76% to 2.24%     2.06% to 1.00%   0.91% to 0.40%  0.19% to -0.86%  4.55% to 4.40%

DECEMBER 31, 2004
Units                                             11,695,644         14,203,926          199,216       26,081,534
Unit Fair Value, Lowest to Highest (1)      $80.79 to $48.17   $48.04 to $47.10 $18.12 to $17.33 $17.24 to $16.91
Net Assets (In Thousands)                           $319,825           $673,340           $2,211         $443,728
Investment Income Ratio to Net Assets (2)              0.48%              0.31%            4.67%            2.64%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.40%     1.30% to 2.35%   0.89% to 1.40%   1.30% to 2.35%
Total Return, Lowest to Highest (4)         11.92% to 11.35%   11.19% to 10.02%   7.47% to 6.92%   6.77% to 5.65%

DECEMBER 31, 2003
Units                                             12,148,950         14,631,212          108,131       30,331,364
Unit Fair Value, Lowest to Highest (1)      $72.18 to $22.54   $43.21 to $42.81  $16.86 to $5.48 $16.15 to $16.00
Net Assets (In Thousands)                           $298,174           $626,102             $997         $485,074
Investment Income Ratio to Net Assets (2)              1.15%              0.69%            3.64%            2.75%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.40%     1.30% to 2.35%   0.89% to 1.40%   1.30% to 2.35%
Total Return, Lowest to Highest (4)         29.90% to 29.24%   29.04% to 23.90% 18.46% to 17.86%  17.62% to 8.88%

DECEMBER 31, 2002
Units                                             12,846,775          4,763,078           23,392        8,449,518
Unit Fair Value, Lowest to Highest (1)      $17.44 to $55.57   $33.02 to $33.48   $4.65 to $4.65 $13.54 to $13.73
Net Assets (In Thousands)                           $256,901           $158,469             $109         $115,255
Investment Income Ratio to Net Assets (2)              0.91%              1.77%            0.00%            4.91%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.40%     1.30% to 2.25%   1.40% to 1.40%   1.30% to 2.25%
Total Return, Lowest to Highest (4)       -19.09% to -18.67% -19.94% to -19.18% -1.77% to -1.77% -2.79% to -1.86%

DECEMBER 31, 2001
Units                                             13,056,744            829,894                           949,659
Unit Fair Value, Lowest to Highest (1)      $21.56 to $68.33   $41.18 to $41.43                  $13.91 to $13.99
Net Assets (In Thousands)                           $325,654            $34,277                           $13,246
Investment Income Ratio to Net Assets (2)              0.95%              0.17%                             1.47%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.40%     1.30% to 2.25%                    1.30% to 2.25%
Total Return, Lowest to Highest (4)         -7.24% to -6.56%   -8.09% to -7.21%                    1.17% to 2.14%

                                          -----------------
                                            Lord Abbett
                                              Mid-Cap
                                               Value
                                            Portfolio B
                                          ----------------
DECEMBER 31, 2005
Units                                               14,110
Unit Fair Value, Lowest to Highest (1)    $25.27 to $23.23
Net Assets (In Thousands)                             $344
Investment Income Ratio to Net Assets (2)            0.35%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.40% to 2.30%
Total Return, Lowest to Highest (4)         4.31% to 4.15%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                       Met Investors
                                       ------------------------------------------------------------------------------------------
                                          JP Morgan                                                                  Met/AIM
                                           Quality          Met/Putnam        Met/Putnam           Lazard           Small-Cap
                                            Bond             Research          Research            Mid-Cap           Growth
                                          Portfolio         Portfolio         Portfolio B        Portfolio B        Portfolio
                                       ---------------- ------------------ ------------------ ------------------ ----------------
DECEMBER 31, 2005
Units                                                                                                  8,655,654           53,445
Unit Fair Value, Lowest to Highest (1)                                                          $14.52 to $14.10 $13.43 to $13.17
Net Assets (In Thousands)                                                                               $123,821             $704
Investment Income Ratio to Net
 Assets (2)                                                                                                0.06%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                                                                        1.30% to 2.35%   0.89% to 1.35%
Total Return, Lowest to Highest (4)                                                               6.67% to 5.56%   7.63% to 7.14%

DECEMBER 31, 2004
Units                                                                                                 10,260,770           36,199
Unit Fair Value, Lowest to Highest (1)                                                          $13.61 to $13.35 $12.48 to $12.29
Net Assets (In Thousands)                                                                               $138,066             $445
Investment Income Ratio to Net
 Assets (2)                                                                                                0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                                                                        1.30% to 2.35%   0.89% to 1.35%
Total Return, Lowest to Highest (4)                                                             12.92% to 11.74%   5.78% to 5.30%

DECEMBER 31, 2003
Units                                         2,677,207          2,828,413          8,932,927         12,288,849           31,568
Unit Fair Value, Lowest to Highest (1) $26.53 to $11.96     $8.65 to $6.78     $7.74 to $7.67   $12.05 to $11.95 $11.70 to $11.67
Net Assets (In Thousands)                       $33,184            $22,791            $68,483           $146,961             $369
Investment Income Ratio to Net
 Assets (2)                                       3.73%              0.03%              0.00%              1.53%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                               0.89% to 1.40%     1.15% to 1.40%     1.30% to 2.35%     1.30% to 2.35%   1.25% to 1.35%
Total Return, Lowest to Highest (4)      3.07% to 2.55%   23.19% to 22.88%   22.73% to 19.42%   24.55% to 22.83% 37.35% to 37.21%

DECEMBER 31, 2002
Units                                         3,059,939          3,520,815          4,317,303          2,416,396
Unit Fair Value, Lowest to Highest (1) $11.25 to $25.74     $5.52 to $7.02     $6.22 to $6.31     $9.57 to $9.68
Net Assets (In Thousands)                       $38,254            $23,034            $27,062            $23,277
Investment Income Ratio to Net
 Assets (2)                                       5.20%              0.41%              0.69%              0.02%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                               0.89% to 1.40%     1.15% to 1.40%     1.30% to 2.25%     1.30% to 2.25%
Total Return, Lowest to Highest (4)      7.44% to 7.99% -21.71% to -21.52% -22.58% to -21.84% -12.80% to -11.97%

DECEMBER 31, 2001
Units                                         2,400,419          4,271,829          1,148,099             91,975
Unit Fair Value, Lowest to Highest (1) $10.47 to $23.83     $7.05 to $8.94     $8.03 to $8.07   $10.97 to $10.99
Net Assets (In Thousands)                       $27,978            $35,502             $9,240             $1,010
Investment Income Ratio to Net
 Assets (2)                                       4.86%              0.07%              0.44%              0.05%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                               0.89% to 1.40%     1.15% to 1.40%     1.30% to 2.25%     1.30% to 2.25%
Total Return, Lowest to Highest (4)      5.33% to 6.10%     7.00% to 7.00%   -1.54% to -0.81%     9.70% to 9.94%

                                       -------------------
                                            Met/AIM
                                           Small-Cap
                                            Growth
                                          Portfolio B
                                       ------------------
DECEMBER 31, 2005
Units                                          13,192,731
Unit Fair Value, Lowest to Highest (1)   $13.06 to $12.68
Net Assets (In Thousands)                        $169,765
Investment Income Ratio to Net
 Assets (2)                                         0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.30% to 2.35%
Total Return, Lowest to Highest (4)        6.87% to 5.76%

DECEMBER 31, 2004
Units                                          18,288,035
Unit Fair Value, Lowest to Highest (1)   $12.22 to $11.99
Net Assets (In Thousands)                        $220,855
Investment Income Ratio to Net
 Assets (2)                                         0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.30% to 2.35%
Total Return, Lowest to Highest (4)        5.05% to 3.95%

DECEMBER 31, 2003
Units                                          12,475,776
Unit Fair Value, Lowest to Highest (1)   $11.63 to $11.53
Net Assets (In Thousands)                        $143,948
Investment Income Ratio to Net
 Assets (2)                                         0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.30% to 2.35%
Total Return, Lowest to Highest (4)      37.07% to 32.40%

DECEMBER 31, 2002
Units                                           4,064,765
Unit Fair Value, Lowest to Highest (1)     $8.38 to $8.48
Net Assets (In Thousands)                         $34,329
Investment Income Ratio to Net
 Assets (2)                                         0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.30% to 2.25%
Total Return, Lowest to Highest (4)    -29.12% to -28.44%

DECEMBER 31, 2001
Units                                             119,269
Unit Fair Value, Lowest to Highest (1)   $11.83 to $11.86
Net Assets (In Thousands)                          $1,413
Investment Income Ratio to Net
 Assets (2)                                         0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.30% to 2.25%
Total Return, Lowest to Highest (4)      18.30% to 18.55%

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                      Met Investors
                                       ------------------------------------------------------------------------------------------
                                            Harris          Third Avenue      Third Avenue      Oppenheimer       Oppenheimer
                                            Oakmark          Small-Cap         Small-Cap          Capital           Capital
                                         International         Value             Value          Appreciation      Appreciation
                                          Portfolio B        Portfolio        Portfolio B        Portfolio        Portfolio B
                                       ------------------ ---------------- ------------------ ---------------- ------------------
DECEMBER 31, 2005
Units                                          18,995,708          373,791         19,722,318        1,520,722         41,507,591
Unit Fair Value, Lowest to Highest (1)   $15.81 to $15.34 $16.74 to $16.46   $16.37 to $15.90 $10.70 to $10.60     $8.67 to $8.41
Net Assets (In Thousands)                        $295,834           $6,155           $318,676          $16,230           $354,118
Investment Income Ratio to Net
 Assets (2)                                         0.00%            0.00%              0.00%            0.06%              0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.30% to 2.35%   0.89% to 1.35%     1.30% to 2.35%   1.15% to 1.40%     1.30% to 2.35%
Total Return, Lowest to Highest (4)      12.77% to 11.59% 14.79% to 14.27%   13.99% to 12.80%   3.80% to 3.54%     3.37% to 2.29%

DECEMBER 31, 2004
Units                                          22,456,213          194,501         22,452,877        1,786,011         55,906,428
Unit Fair Value, Lowest to Highest (1)   $14.02 to $13.75 $14.58 to $14.41   $14.36 to $14.10 $10.31 to $10.24     $8.39 to $8.22
Net Assets (In Thousands)                        $311,119           $2,802           $319,335          $18,297           $462,797
Investment Income Ratio to Net
 Assets (2)                                         0.00%            2.98%              1.38%            0.00%              3.35%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.30% to 2.35%   0.89% to 1.35%     1.30% to 2.35%   1.15% to 1.40%     1.30% to 2.35%
Total Return, Lowest to Highest (4)      18.96% to 17.72% 25.68% to 25.10%   24.87% to 23.56%   3.09% to 5.21%     5.03% to 3.93%

DECEMBER 31, 2003
Units                                          16,889,437           50,110         19,557,686                          51,514,003
Unit Fair Value, Lowest to Highest (1)   $11.78 to $11.68 $11.54 to $11.52   $11.50 to $11.41                      $7.99 to $7.91
Net Assets (In Thousands)                        $197,425             $577           $223,583                            $407,474
Investment Income Ratio to Net
 Assets (2)                                         1.81%            0.62%              0.48%                               0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.30% to 2.35%   1.25% to 1.35%     1.30% to 2.35%                      1.30% to 2.35%
Total Return, Lowest to Highest (4)      33.23% to 33.47% 39.78% to 39.64%   39.60% to 34.67%                    26.87% to 20.90%

DECEMBER 31, 2002
Units                                           1,441,751                           3,106,789                          15,642,954
Unit Fair Value, Lowest to Highest (1)     $8.74 to $8.84                      $8.19 to $8.24                      $6.21 to $6.30
Net Assets (In Thousands)                         $12,689                             $25,529                             $97,837
Investment Income Ratio to Net
 Assets (2)                                         0.24%                               0.39%                               0.01%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.30% to 2.25%                      1.30% to 2.25%                      1.30% to 2.25%
Total Return, Lowest to Highest (4)    -19.92% to -19.15%                  -18.14% to -17.62%                  -26.41% to -25.71%

DECEMBER 31, 2001
Units                                              20,012                                                               2,574,330
Unit Fair Value, Lowest to Highest (1)   $10.91 to $10.94                                                          $8.42 to $8.47
Net Assets (In Thousands)                            $219                                                                 $21,746
Investment Income Ratio to Net
 Assets (2)                                         0.08%                                                                   0.07%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.30% to 2.25%                                                          1.30% to 2.25%
Total Return, Lowest to Highest (4)        9.15% to 9.38%                                                        -1.73% to -1.00%

                                       -----------------

                                            Money
                                           Market
                                         Portfolio B
                                       ----------------
DECEMBER 31, 2005
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net
 Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2004
Units                                        10,057,248
Unit Fair Value, Lowest to Highest (1)   $9.99 to $9.79
Net Assets (In Thousands)                       $99,153
Investment Income Ratio to Net
 Assets (2)                                       0.64%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                               1.30% to 2.35%
Total Return, Lowest to Highest (4)    -0.66% to -1.70%

DECEMBER 31, 2003
Units                                        11,786,985
Unit Fair Value, Lowest to Highest (1)  $10.05 to $9.96
Net Assets (In Thousands)                      $117,287
Investment Income Ratio to Net
 Assets (2)                                       0.41%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                               1.30% to 2.35%
Total Return, Lowest to Highest (4)    -0.86% to -1.33%

DECEMBER 31, 2002
Units                                         8,981,636
Unit Fair Value, Lowest to Highest (1) $10.00 to $10.14
Net Assets (In Thousands)                       $90,464
Investment Income Ratio to Net
 Assets (2)                                       1.02%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                               1.30% to 2.25%
Total Return, Lowest to Highest (4)    -1.15% to -0.21%

DECEMBER 31, 2001
Units                                         2,040,930
Unit Fair Value, Lowest to Highest (1) $10.10 to $10.16
Net Assets (In Thousands)                       $20,681
Investment Income Ratio to Net
 Assets (2)                                       1.02%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                               1.30% to 2.25%
Total Return, Lowest to Highest (4)      0.66% to 1.29%

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                        Met Investors
                                          ---------------------------------------------------------------------
                                                Janus             PIMCO            PIMCO
                                             Aggressive        Total Return     Total Return      RCM Global
                                               Growth              Bond             Bond          Technology
                                             Portfolio B        Portfolio       Portfolio B       Portfolio
                                          ------------------ ---------------- ---------------- ----------------
DECEMBER 31, 2005
Units                                             16,090,265        6,296,278       30,322,007          158,398
Unit Fair Value, Lowest to Highest (1)        $8.08 to $7.84  $12.65 to $8.28 $12.25 to $11.89   $4.93 to $4.82
Net Assets (In Thousands)                           $127,810          $53,287         $365,466             $763
Investment Income Ratio to Net Assets (2)              0.00%            0.05%            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.35%   0.89% to 1.40%   1.30% to 2.35%   0.89% to 1.35%
Total Return, Lowest to Highest (4)         12.11% to 10.95%   1.56% to 1.04%  0.93% to -0.12%  10.37% to 9.86%

DECEMBER 31, 2004
Units                                             25,135,863        6,388,058       35,911,885          163,390
Unit Fair Value, Lowest to Highest (1)        $7.21 to $7.06 $12.46 to $12.21 $12.14 to $11.90   $4.47 to $4.39
Net Assets (In Thousands)                           $178,657          $53,478         $430,244             $717
Investment Income Ratio to Net Assets (2)              0.00%            5.26%            7.26%            0.08%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.35%   0.89% to 1.40%   1.30% to 2.35%   0.89% to 1.35%
Total Return, Lowest to Highest (4)           7.04% to 5.92%   4.31% to 3.78%   3.62% to 2.54% -5.13% to -5.56%

DECEMBER 31, 2003
Units                                             26,535,225        2,852,827       41,371,628          139,123
Unit Fair Value, Lowest to Highest (1)        $6.73 to $6.67  $11.94 to $7.90 $11.71 to $11.61   $4.71 to $4.65
Net Assets (In Thousands)                           $176,919          $22,687         $479,951             $646
Investment Income Ratio to Net Assets (2)              0.00%            1.06%            1.38%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.35%   0.89% to 1.40%   1.30% to 2.35%   0.89% to 1.35%
Total Return, Lowest to Highest (4)         29.21% to 21.15%   3.59% to 3.07%  2.96% to -0.06% 56.45% to 55.73%

DECEMBER 31, 2002
Units                                              7,128,991        3,311,248       21,084,805
Unit Fair Value, Lowest to Highest (1)        $5.14 to $5.21   $7.66 to $7.73 $11.22 to $11.38
Net Assets (In Thousands)                            $36,902          $25,487         $238,271
Investment Income Ratio to Net Assets (2)              0.01%            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.25%   1.15% to 1.40%   1.30% to 2.25%
Total Return, Lowest to Highest (4)       -29.44% to -28.77%   8.04% to 8.31%   6.86% to 7.88%

DECEMBER 31, 2001
Units                                              1,408,153        3,960,781        2,425,689
Unit Fair Value, Lowest to Highest (1)        $7.27 to $7.31   $7.09 to $7.14 $10.48 to $10.54
Net Assets (In Thousands)                            $10,268          $28,189          $25,502
Investment Income Ratio to Net Assets (2)              0.00%            0.88%            2.47%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.25%   1.15% to 1.40%   1.30% to 2.25%
Total Return, Lowest to Highest (4)         -9.72% to -9.05% -0.31% to -0.25%   3.00% to 3.77%

                                          ------------------------------------
                                                                  PIMCO
                                             RCM Global         Inflation
                                             Technology       Protected Bond
                                             Portfolio B       Portfolio B
                                          ------------------ ----------------
DECEMBER 31, 2005
Units                                             10,285,555       24,805,097
Unit Fair Value, Lowest to Highest (1)        $4.77 to $4.63 $11.25 to $10.93
Net Assets (In Thousands)                            $48,291         $276,161
Investment Income Ratio to Net Assets (2)              0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.35%   1.30% to 2.35%
Total Return, Lowest to Highest (4)           9.59% to 8.44%  0.08% to -0.96%

DECEMBER 31, 2004
Units                                             14,594,741       32,840,848
Unit Fair Value, Lowest to Highest (1)        $4.36 to $4.27 $11.24 to $11.04
Net Assets (In Thousands)                            $62,731         $366,675
Investment Income Ratio to Net Assets (2)              0.08%            4.84%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.35%   1.30% to 2.35%
Total Return, Lowest to Highest (4)         -5.55% to -6.54%   7.60% to 6.47%

DECEMBER 31, 2003
Units                                              9,200,629       25,707,912
Unit Fair Value, Lowest to Highest (1)        $4.61 to $4.57 $10.44 to $10.37
Net Assets (In Thousands)                            $42,018         $267,795
Investment Income Ratio to Net Assets (2)              0.00%            0.42%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.35%   1.30% to 2.35%
Total Return, Lowest to Highest (4)         55.54% to 38.29%   4.43% to 3.70%

DECEMBER 31, 2002
Units                                              3,460,978
Unit Fair Value, Lowest to Highest (1)        $2.92 to $2.97
Net Assets (In Thousands)                            $10,196
Investment Income Ratio to Net Assets (2)              0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.25%
Total Return, Lowest to Highest (4)       -51.83% to -51.37%

DECEMBER 31, 2001
Units                                                719,543
Unit Fair Value, Lowest to Highest (1)        $6.06 to $6.10
Net Assets (In Thousands)                             $4,375
Investment Income Ratio to Net Assets (2)              0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.25%
Total Return, Lowest to Highest (4)       -16.33% to -15.70%

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                        Met Investors
                                          -----------------------------------------------------------------------
                                            T. Rowe Price          MFS               MFS            Neuberger
                                               Mid-Cap          Research          Research           Berman
                                               Growth         International     International      Real Estate
                                             Portfolio B        Portfolio        Portfolio B       Portfolio B
                                          ------------------ ---------------- ------------------ ----------------
DECEMBER 31, 2005
Units                                             27,249,715          142,641         15,996,541        5,060,098
Unit Fair Value, Lowest to Highest (1)        $8.08 to $7.84 $13.79 to $12.97   $12.91 to $12.53 $14.36 to $14.11
Net Assets (In Thousands)                           $216,790           $1,855           $203,134          $72,233
Investment Income Ratio to Net Assets (2)              0.00%            0.79%              0.34%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                    1.30% to 2.35%   0.89% to 1.40%     1.30% to 2.35%   1.30% to 2.35%
Total Return, Lowest to Highest (4)         13.15% to 11.97% 15.91% to 15.15%   14.92% to 13.73% 11.83% to 10.66%

DECEMBER 31, 2004
Units                                             27,535,906           45,121         20,914,861        6,453,896
Unit Fair Value, Lowest to Highest (1)        $7.14 to $7.00 $11.90 to $11.27   $11.23 to $10.01 $12.84 to $12.75
Net Assets (In Thousands)                           $194,196             $509           $231,859          $82,682
Investment Income Ratio to Net Assets (2)              0.00%            0.49%              0.23%            3.24%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                    1.30% to 2.35%   0.89% to 1.40%     1.30% to 2.35%   1.30% to 2.35%
Total Return, Lowest to Highest (4)         16.30% to 15.08% 19.72% to 18.06%   18.01% to 16.78% 28.44% to 27.55%

DECEMBER 31, 2003
Units                                             33,526,891                          12,887,155
Unit Fair Value, Lowest to Highest (1)        $6.14 to $6.09                      $9.52 to $9.43
Net Assets (In Thousands)                           $203,972                            $121,501
Investment Income Ratio to Net Assets (2)              0.00%                               0.89%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                    1.30% to 2.35%                      1.30% to 2.35%
Total Return, Lowest to Highest (4)         34.88% to 27.90%                    30.34% to 28.59%

DECEMBER 31, 2002
Units                                              9,490,409                           6,394,788
Unit Fair Value, Lowest to Highest (1)        $4.49 to $4.55                      $7.20 to $7.30
Net Assets (In Thousands)                            $42,935                             $46,398
Investment Income Ratio to Net Assets (2)              0.00%                               0.24%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                    1.30% to 2.25%                      1.30% to 2.25%
Total Return, Lowest to Highest (4)       -45.29% to -44.76%                  -13.77% to -12.94%

DECEMBER 31, 2001
Units                                              1,668,902                             916,898
Unit Fair Value, Lowest to Highest (1)        $8.19 to $8.24                      $8.34 to $8.39
Net Assets (In Thousands)                            $13,714                              $7,667
Investment Income Ratio to Net Assets (2)              0.00%                               0.13%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                    1.30% to 2.25%                      1.30% to 2.25%
Total Return, Lowest to Highest (4)           1.03% to 1.78%                    -5.45% to -4.75%

                                          ----------------------------------
                                              Turner        Goldman Sachs
                                              Mid-Cap          Mid-Cap
                                              Growth            Value
                                            Portfolio B      Portfolio B
                                          ---------------- ----------------
DECEMBER 31, 2005
Units                                            3,230,076        7,266,539
Unit Fair Value, Lowest to Highest (1)    $12.23 to $12.01 $13.31 to $13.08
Net Assets (In Thousands)                          $39,254          $96,097
Investment Income Ratio to Net Assets (2)            0.00%            0.76%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                  1.30% to 2.35%   1.30% to 2.35%
Total Return, Lowest to Highest (4)         9.92% to 8.78%  11.09% to 9.93%

DECEMBER 31, 2004
Units                                            5,202,742        6,316,125
Unit Fair Value, Lowest to Highest (1)    $11.12 to $11.04 $11.98 to $11.90
Net Assets (In Thousands)                          $57,720          $75,475
Investment Income Ratio to Net Assets (2)            0.00%            0.97%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                  1.30% to 2.35%   1.30% to 2.35%
Total Return, Lowest to Highest (4)       11.24% to 10.47% 19.81% to 18.98%

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                      Met Investors
                                          ------------------------------------------------------------------------------------
                                             Defensive         Moderate         Balanced          Growth         Aggressive
                                             Strategy          Strategy         Strategy         Strategy         Strategy
                                              Fund of          Fund of          Fund of          Fund of          Fund of
                                              Fund B            Fund B           Fund B           Fund B           Fund B
                                          ---------------- ---------------- ---------------- ---------------- ----------------
DECEMBER 31, 2005
Units                                           26,019,030       81,402,093      244,234,395      203,679,869       42,330,798
Unit Fair Value, Lowest to Highest (1)    $10.43 to $10.30 $10.69 to $10.56 $10.99 to $10.86 $11.43 to $11.29 $11.65 to $11.51
Net Assets (In Thousands)                         $270,290         $866,351       $2,673,666       $2,317,496         $491,059
Investment Income Ratio to Net Assets (2)            1.17%            1.28%            1.27%            1.16%            0.93%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.30% to 2.35%   1.30% to 2.35%   1.30% to 2.35%   1.30% to 2.35%   1.30% to 2.35%
Total Return, Lowest to Highest (4)         3.13% to 2.06%   4.45% to 3.36%   5.74% to 4.64%   7.72% to 6.60%   8.96% to 7.82%

DECEMBER 31, 2004
Units                                           10,259,110       36,400,671      114,542,772       91,629,337       20,464,973
Unit Fair Value, Lowest to Highest (1)    $10.11 to $10.10 $10.23 to $10.22 $10.40 to $10.38 $10.61 to $10.59 $10.69 to $10.68
Net Assets (In Thousands)                         $103,691         $372,286       $1,190,221         $971,460         $218,708
Investment Income Ratio to Net Assets (2)            1.71%            1.34%            0.99%            0.62%            0.22%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.30% to 2.35%   1.30% to 2.35%   1.30% to 2.35%   1.30% to 2.35%   1.30% to 2.35%
Total Return, Lowest to Highest (4)         1.71% to 1.59%   2.20% to 2.08%   2.91% to 2.79%   3.56% to 3.45%   3.79% to 3.67%

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                          -----------------

                                            Van Kampen
                                             Comstock
                                            Portfolio B
                                          ----------------
DECEMBER 31, 2005
Units                                            1,605,458
Unit Fair Value, Lowest to Highest (1)    $10.48 to $10.41
Net Assets (In Thousands)                          $16,786
Investment Income Ratio to Net Assets (2)            1.82%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.30% to 2.35%
Total Return, Lowest to Highest (4)         4.84% to 4.11%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



                                                 Met Investors                                               AIM
                                       --------------------------------- --------------------------------------------------------
                                         Legg Mason       Met/Putnam
                                            Value           Capital           Premier            Capital         International
                                           Equity        Opportunities        Equity           Appreciation         Growth
                                         Portfolio B      Portfolio B          Fund                Fund              Fund
                                       ---------------- ---------------- ------------------ ------------------ ------------------
DECEMBER 31, 2005
Units                                           125,789                -            317,256            146,864            140,508
Unit Fair Value, Lowest to Highest (1) $10.63 to $10.61 $17.71 to $14.65     $3.90 to $3.90     $4.82 to $4.82     $5.97 to $5.97
Net Assets (In Thousands)                        $1,336               $-             $1,236               $708               $839
Investment Income Ratio to Net
 Assets (2)                                       0.00%            0.00%              0.78%              0.06%              0.66%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                               1.30% to 2.35%   1.40% to 2.25%     1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)      6.28% to 6.10%   4.54% to 4.39%     4.19% to 4.19%     7.33% to 7.33%   16.29% to 16.29%

DECEMBER 31, 2004
Units                                                                               372,968            160,011            149,241
Unit Fair Value, Lowest to Highest (1)                                       $3.74 to $3.74     $4.49 to $4.49     $5.14 to $5.14
Net Assets (In Thousands)                                                            $1,395               $719               $767
Investment Income Ratio to Net
 Assets (2)                                                                           0.44%              0.00%              0.64%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                                                   1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)                                          4.30% to 4.30%     5.14% to 5.14%   22.28% to 22.28%

DECEMBER 31, 2003
Units                                                                               427,127            187,203            157,713
Unit Fair Value, Lowest to Highest (1)                                       $3.59 to $3.59     $4.28 to $4.28     $4.20 to $4.20
Net Assets (In Thousands)                                                            $1,531               $800               $663
Investment Income Ratio to Net
 Assets (2)                                                                           0.31%              0.00%              0.55%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                                                   1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)                                        23.34% to 23.34%   27.72% to 27.72%   27.27% to 27.27%

DECEMBER 31, 2002
Units                                                                               467,409            213,116            168,594
Unit Fair Value, Lowest to Highest (1)                                       $2.91 to $2.91     $3.35 to $3.35     $3.30 to $3.30
Net Assets (In Thousands)                                                            $1,359               $713               $557
Investment Income Ratio to Net
 Assets (2)                                                                           0.31%              0.00%              0.55%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                                                   1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)                                      -31.23% to -31.23% -25.41% to -25.41% -16.85% to -16.85%

DECEMBER 31, 2001
Units                                                                               544,055            236,958            189,032
Unit Fair Value, Lowest to Highest (1)                                       $4.23 to $4.23     $4.49 to $4.49     $3.97 to $3.97
Net Assets (In Thousands)                                                            $2,300             $1,063               $750
Investment Income Ratio to Net
 Assets (2)                                                                           0.14%              0.00%              0.34%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                                                   1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)                                      -11.93% to -11.93% -11.93% to -11.93% -11.93% to -11.93%

                                       -------------------

                                             Basic
                                            Balanced
                                              Fund
                                       ------------------
DECEMBER 31, 2005
Units                                             210,112
Unit Fair Value, Lowest to Highest (1)     $4.88 to $4.88
Net Assets (In Thousands)                          $1,025
Investment Income Ratio to Net
 Assets (2)                                         1.37%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%
Total Return, Lowest to Highest (4)        3.83% to 3.83%

DECEMBER 31, 2004
Units                                             248,074
Unit Fair Value, Lowest to Highest (1)     $4.70 to $4.70
Net Assets (In Thousands)                          $1,166
Investment Income Ratio to Net
 Assets (2)                                         1.39%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%
Total Return, Lowest to Highest (4)        6.02% to 6.02%

DECEMBER 31, 2003
Units                                             264,594
Unit Fair Value, Lowest to Highest (1)     $4.43 to $4.43
Net Assets (In Thousands)                          $1,173
Investment Income Ratio to Net
 Assets (2)                                         1.95%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%
Total Return, Lowest to Highest (4)      14.75% to 14.75%

DECEMBER 31, 2002
Units                                             298,328
Unit Fair Value, Lowest to Highest (1)     $3.86 to $3.86
Net Assets (In Thousands)                          $1,152
Investment Income Ratio to Net
 Assets (2)                                         2.34%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%
Total Return, Lowest to Highest (4)    -18.25% to -18.25%

DECEMBER 31, 2001
Units                                             334,293
Unit Fair Value, Lowest to Highest (1)     $4.73 to $4.73
Net Assets (In Thousands)                          $1,580
Investment Income Ratio to Net
 Assets (2)                                         1.91%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%
Total Return, Lowest to Highest (4)    -11.93% to -11.93%

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                 MFS
                                       -------------------------------------------------------- ------------------
                                                                                                   Main Street
                                                              Investors             New             Growth &
                                            Research            Trust            Discovery           Income
                                             Series            Series             Series              Fund
                                       ------------------ ------------------ ------------------ ------------------
DECEMBER 31, 2005
Units                                              71,636             36,118             32,199             61,558
Unit Fair Value, Lowest to Highest (1)     $4.70 to $4.70     $4.56 to $4.56     $6.48 to $6.48     $4.80 to $4.80
Net Assets (In Thousands)                            $337               $165               $209               $295
Investment Income Ratio to Net
 Assets (2)                                         0.48%              0.56%              0.00%              1.38%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)        6.31% to 6.31%     5.83% to 5.83%     3.79% to 3.79%     4.51% to 4.51%

DECEMBER 31, 2004
Units                                              78,859             39,372             37,742             68,507
Unit Fair Value, Lowest to Highest (1)     $4.42 to $4.42     $4.31 to $4.31     $6.24 to $6.24     $4.59 to $4.59
Net Assets (In Thousands)                            $349               $170               $236               $314
Investment Income Ratio to Net
 Assets (2)                                         1.14%              0.66%              0.00%              1.66%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)      14.24% to 14.24%     9.80% to 9.80%     5.03% to 5.03%     7.93% to 7.93%

DECEMBER 31, 2003
Units                                              97,097             50,833             58,708            398,851
Unit Fair Value, Lowest to Highest (1)     $3.87 to $3.87     $3.92 to $3.92     $5.95 to $5.95     $4.25 to $4.25
Net Assets (In Thousands)                            $376               $199               $349             $1,696
Investment Income Ratio to Net
 Assets (2)                                         0.67%              0.67%              0.00%              0.97%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)      22.97% to 22.97%   20.45% to 20.45%   31.86% to 31.86%   24.96% to 24.96%

DECEMBER 31, 2002
Units                                             114,262             54,292             75,459            436,506
Unit Fair Value, Lowest to Highest (1)     $3.15 to $3.15     $3.26 to $3.26     $4.51 to $4.51     $3.40 to $3.40
Net Assets (In Thousands)                            $360               $177               $340             $1,485
Investment Income Ratio to Net
 Assets (2)                                         0.28%              0.56%              0.00%              0.81%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)    -25.59% to -25.59% -22.06% to -22.06% -32.58% to -32.58% -19.93% to -19.93%

DECEMBER 31, 2001
Units                                             126,396             60,869             90,551            552,681
Unit Fair Value, Lowest to Highest (1)     $4.23 to $4.23     $4.18 to $4.18     $6.69 to $6.69     $4.25 to $4.25
Net Assets (In Thousands)                            $535               $254               $606             $2,349
Investment Income Ratio to Net
 Assets (2)                                         1.16%              0.57%              3.11%              0.53%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)    -11.93% to -11.93% -11.93% to -11.93% -11.93% to -11.93% -11.93% to -11.93%

                                           Oppenheimer
                                       --------------------------------------

                                                              Strategic
                                              Bond              Bond
                                              Fund              Fund
                                       ------------------ ------------------
DECEMBER 31, 2005
Units                                              56,108              6,741
Unit Fair Value, Lowest to Highest (1)     $6.64 to $6.64     $7.18 to $7.18
Net Assets (In Thousands)                            $372                $48
Investment Income Ratio to Net
 Assets (2)                                         5.19%              5.03%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)        1.16% to 1.16%     1.24% to 1.24%

DECEMBER 31, 2004
Units                                              61,376             15,760
Unit Fair Value, Lowest to Highest (1)     $6.56 to $6.56     $7.09 to $7.09
Net Assets (In Thousands)                            $403               $112
Investment Income Ratio to Net
 Assets (2)                                         4.89%              7.67%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)        4.02% to 4.02%     7.16% to 7.16%

DECEMBER 31, 2003
Units                                              70,248             38,061
Unit Fair Value, Lowest to Highest (1)     $6.31 to $6.31     $6.62 to $6.62
Net Assets (In Thousands)                            $443               $252
Investment Income Ratio to Net
 Assets (2)                                         5.47%              6.49%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)        5.29% to 5.29%   16.43% to 16.43%

DECEMBER 31, 2002
Units                                              70,085             43,633
Unit Fair Value, Lowest to Highest (1)     $5.99 to $5.99     $5.69 to $5.69
Net Assets (In Thousands)                            $420               $248
Investment Income Ratio to Net
 Assets (2)                                         7.68%              8.38%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)        7.56% to 7.56%     5.95% to 5.95%

DECEMBER 31, 2001
Units                                              66,734             60,360
Unit Fair Value, Lowest to Highest (1)     $5.57 to $5.57     $5.37 to $5.37
Net Assets (In Thousands)                            $372               $324
Investment Income Ratio to Net
 Assets (2)                                         7.36%              2.21%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                 1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)    -11.93% to -11.93% -11.93% to -11.93%

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                               Oppenheimer
                                          ------------------------------------------------------ -----------------
                                             Main Street
                                              Small-Cap                             Capital            Asset
                                               Growth              Money          Appreciation        Manager
                                                Fund               Fund               Fund           Portfolio
                                          ------------------ ------------------ ---------------- -----------------
DECEMBER 31, 2005
Units                                                 20,466             35,829                -        14,833,146
Unit Fair Value, Lowest to Highest (1)        $9.29 to $9.29     $5.45 to $5.45 $72.34 to $66.58  $10.20 to $10.10
Net Assets (In Thousands)                               $190               $195               $-          $149,965
Investment Income Ratio to Net Assets (2)              0.00%              2.77%            0.00%             2.76%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%     1.40% to 1.40%   1.50% to 1.90%    0.89% to 1.40%
Total Return, Lowest to Highest (4)           8.40% to 8.40%     1.44% to 1.44%   3.92% to 3.85%    3.12% to 2.60%

DECEMBER 31, 2004
Units                                                 22,744             55,454                         16,742,417
Unit Fair Value, Lowest to Highest (1)        $8.57 to $8.57     $5.38 to $5.38                     $9.89 to $9.84
Net Assets (In Thousands)                               $195               $298                           $164,901
Investment Income Ratio to Net Assets (2)              0.00%              0.82%                              2.75%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%     1.40% to 1.40%                     0.89% to 1.40%
Total Return, Lowest to Highest (4)         17.76% to 17.76%   -0.42% to -0.42%                     4.53% to 4.00%

DECEMBER 31, 2003
Units                                                 25,050            100,223                         18,335,507
Unit Fair Value, Lowest to Highest (1)        $7.28 to $7.28     $5.40 to $5.40                     $9.46 to $9.46
Net Assets (In Thousands)                               $182               $541                           $173,560
Investment Income Ratio to Net Assets (2)              0.00%              0.95%                              3.56%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%     1.40% to 1.40%                     0.89% to 1.40%
Total Return, Lowest to Highest (4)         42.36% to 42.36%   -0.61% to -0.61%                   16.93% to 16.34%

DECEMBER 31, 2002
Units                                                 24,139            167,544                         20,018,998
Unit Fair Value, Lowest to Highest (1)        $5.11 to $5.11     $5.43 to $5.43                     $8.07 to $8.16
Net Assets (In Thousands)                               $123               $910                           $162,779
Investment Income Ratio to Net Assets (2)              0.00%              1.47%                              4.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%     1.40% to 1.40%                     0.89% to 1.40%
Total Return, Lowest to Highest (4)       -16.92% to -16.92%     5.00% to 5.00%                  -10.00% to -9.54%

DECEMBER 31, 2001
Units                                                 26,017            164,326                         21,022,339
Unit Fair Value, Lowest to Highest (1)        $6.15 to $6.15     $5.43 to $5.43                     $8.94 to $9.06
Net Assets (In Thousands)                               $160               $892                           $189,787
Investment Income Ratio to Net Assets (2)              0.00%              3.88%                              4.32%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%     1.40% to 1.40%                     0.89% to 1.40%
Total Return, Lowest to Highest (4)       -11.93% to -11.93% -11.93% to -11.93%                   -6.25% to -4.95%

                                                Fidelity
                                          --------------------------------------


                                               Growth            Contrafund
                                              Portfolio          Portfolio
                                          ------------------ ------------------
DECEMBER 31, 2005
Units                                             18,327,783         18,306,992
Unit Fair Value, Lowest to Highest (1)      $12.65 to $12.57    $9.69 to $17.19
Net Assets (In Thousands)                           $231,031           $315,981
Investment Income Ratio to Net Assets (2)              0.51%              0.29%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.40%     0.89% to 1.40%
Total Return, Lowest to Highest (4)           4.86% to 4.33%   15.90% to 15.32%

DECEMBER 31, 2004
Units                                             20,811,605         18,632,563
Unit Fair Value, Lowest to Highest (1)      $12.06 to $12.05    $8.36 to $14.91
Net Assets (In Thousands)                           $251,302           $278,739
Investment Income Ratio to Net Assets (2)              0.27%              0.33%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.40%     0.89% to 1.40%
Total Return, Lowest to Highest (4)           2.46% to 1.94%   14.45% to 13.87%

DECEMBER 31, 2003
Units                                             22,744,437         19,001,001
Unit Fair Value, Lowest to Highest (1)      $11.77 to $11.82    $7.31 to $13.09
Net Assets (In Thousands)                           $269,260           $249,506
Investment Income Ratio to Net Assets (2)              0.27%              0.46%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.40%     0.89% to 1.40%
Total Return, Lowest to Highest (4)         31.67% to 31.00%   27.33% to 26.68%

DECEMBER 31, 2002
Units                                             24,650,187         19,592,405
Unit Fair Value, Lowest to Highest (1)        $8.94 to $9.05    $5.74 to $10.37
Net Assets (In Thousands)                           $222,487           $200,853
Investment Income Ratio to Net Assets (2)              0.25%              0.82%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.40%     0.89% to 1.40%
Total Return, Lowest to Highest (4)       -31.08% to -30.73% -10.61% to -10.15%

DECEMBER 31, 2001
Units                                             25,015,822         19,181,427
Unit Fair Value, Lowest to Highest (1)      $12.91 to $13.12    $6.39 to $11.59
Net Assets (In Thousands)                           $327,268           $219,635
Investment Income Ratio to Net Assets (2)              0.08%              0.78%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.40%     0.89% to 1.40%
Total Return, Lowest to Highest (4)       -18.67% to -15.40%  -15.42% to -7.08%

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                           Fidelity
                                          ------------------------------------------------------------------------

                                                                                                        Money
                                              Overseas         Equity-Income        Index 500          Market
                                              Portfolio          Portfolio          Portfolio         Portfolio
                                          ------------------ ------------------ ------------------ ---------------
DECEMBER 31, 2005
Units                                              1,115,424          1,681,844          9,738,122       4,560,029
Unit Fair Value, Lowest to Highest (1)       $9.36 to $10.71   $12.25 to $12.25   $14.55 to $14.28  $7.25 to $6.85
Net Assets (In Thousands)                            $11,307            $20,595           $139,624         $31,497
Investment Income Ratio to Net Assets (2)              0.67%              1.71%              1.84%           3.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.15% to 1.40%     1.40% to 1.40%     0.89% to 1.40%  0.89% to 1.40%
Total Return, Lowest to Highest (4)         17.69% to 17.40%     4.40% to 4.40%     3.90% to 3.37%  2.12% to 1.61%

DECEMBER 31, 2004
Units                                              1,305,755          2,015,346         11,319,391       4,311,139
Unit Fair Value, Lowest to Highest (1)        $7.95 to $9.12   $11.73 to $11.73   $14.01 to $13.81  $7.10 to $6.74
Net Assets (In Thousands)                            $11,247            $23,639           $156,922         $29,289
Investment Income Ratio to Net
 Assets (2)                                            1.22%              1.61%              1.34%           1.21%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.15% to 1.40%     1.40% to 1.40%     0.89% to 1.40%  0.89% to 1.40%
Total Return, Lowest to Highest (4)         12.33% to 12.05%     9.98% to 9.98%     9.63% to 9.07% 0.30% to -0.21%

DECEMBER 31, 2003
Units                                              1,619,585          2,369,870         12,981,916       3,919,391
Unit Fair Value, Lowest to Highest (1)        $7.08 to $8.14   $10.67 to $10.67   $12.78 to $12.66  $7.08 to $6.76
Net Assets (In Thousands)                            $12,334            $25,276           $164,912         $26,673
Investment Income Ratio to Net
 Assets (2)                                            0.87%              1.89%              1.67%           1.08%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.15% to 1.40%     1.40% to 1.40%     0.89% to 1.40%  0.89% to 1.40%
Total Return, Lowest to Highest (4)         41.73% to 41.38%   28.52% to 28.52%   27.27% to 26.63% 0.10% to -0.40%

DECEMBER 31, 2002
Units                                              1,914,131          2,727,566         20,168,826       4,525,655
Unit Fair Value, Lowest to Highest (1)        $5.00 to $5.78     $8.30 to $8.30   $10.00 to $10.06  $6.78 to $7.07
Net Assets (In Thousands)                            $10,274            $22,635           $202,227         $30,913
Investment Income Ratio to Net
 Assets (2)                                            0.84%              1.84%              1.31%           1.70%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.15% to 1.40%     1.40% to 1.40%     0.89% to 1.40%  0.89% to 1.40%
Total Return, Lowest to Highest (4)       -21.39% to -21.19% -18.10% to -18.10% -23.33% to -22.94%  0.28% to 0.79%

DECEMBER 31, 2001
Units                                              2,228,327          3,242,873         19,727,766       5,072,413
Unit Fair Value, Lowest to Highest (1)        $6.34 to $7.35   $10.13 to $10.13   $13.03 to $13.12  $6.76 to $7.02
Net Assets (In Thousands)                            $15,199            $32,860           $257,801         $34,519
Investment Income Ratio to Net Assets (2)              5.65%              5.65%              1.19%           4.05%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.15% to 1.40%     1.40% to 1.40%     0.89% to 1.40%  0.89% to 1.40%
Total Return, Lowest to Highest (4)       -22.53% to -21.26%   -0.96% to -0.96% -13.79% to -11.98%  2.59% to 7.92%

                                          ----------------------------------


                                              Mid-Cap        Contrafund
                                            Portfolio B      Portfolio B
                                          ---------------- ----------------
DECEMBER 31, 2005
Units                                                    -            2,419
Unit Fair Value, Lowest to Highest (1)    $32.45 to $31.55 $37.22 to $33.90
Net Assets (In Thousands)                               $-              $87
Investment Income Ratio to Net Assets (2)            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.50% to 1.90%   1.40% to 2.25%
Total Return, Lowest to Highest (4)         7.04% to 6.98%   4.97% to 4.82%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net
 Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net
 Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net
 Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                              Scudder I                                                MetLife
                                          ------------------ --------------------------------------------------------
                                                                                                          FI
                                                                    FI             Russell 2000      International
                                            International         Mid-Cap             Index              Stock
                                              Portfolio          Portfolio          Portfolio          Portfolio
                                          ------------------ ------------------ ------------------ ------------------
DECEMBER 31, 2005
Units                                              3,098,930            579,118            508,847            140,779
Unit Fair Value, Lowest to Highest (1)        $8.95 to $8.91    $20.09 to $2.34    $16.85 to $6.17     $4.85 to $4.85
Net Assets (In Thousands)                            $27,741             $4,104             $7,124               $683
Investment Income Ratio to Net Assets (2)              1.56%              0.00%              0.67%              0.67%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                    1.35% to 1.40%     0.89% to 1.40%     0.89% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)         14.61% to 14.56%     6.13% to 5.43%     3.58% to 3.05%   16.37% to 16.37%

DECEMBER 31, 2004
Units                                              3,067,352            614,837            476,600            120,078
Unit Fair Value, Lowest to Highest (1)        $7.81 to $7.78    $18.93 to $2.22    $16.27 to $5.98     $4.17 to $4.17
Net Assets (In Thousands)                            $23,957             $3,335             $6,151               $501
Investment Income Ratio to Net Assets (2)              1.27%              0.76%              0.33%              1.24%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                    1.35% to 1.40%     0.89% to 1.40%     0.89% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)         14.96% to 14.91%   17.19% to 15.56%   16.72% to 16.12%   16.55% to 16.55%

DECEMBER 31, 2003
Units                                              3,132,281            472,999            229,747            102,075
Unit Fair Value, Lowest to Highest (1)        $6.79 to $6.77     $1.92 to $1.92    $13.94 to $5.15     $3.58 to $3.58
Net Assets (In Thousands)                            $21,280               $909             $2,228               $365
Investment Income Ratio to Net Assets (2)              0.76%              0.00%              0.26%              0.63%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                    1.35% to 1.40%     1.40% to 1.40%     0.89% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)         25.98% to 26.04%   32.71% to 32.71%   44.77% to 44.04%   26.26% to 26.26%

DECEMBER 31, 2002
Units                                              2,973,433            486,103            105,781             97,675
Unit Fair Value, Lowest to Highest (1)        $5.38 to $5.39     $1.45 to $1.45     $3.58 to $3.58     $2.83 to $2.83
Net Assets (In Thousands)                            $16,027               $704               $378               $277
Investment Income Ratio to Net Assets (2)              0.84%              0.00%              0.61%              0.88%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                    1.35% to 1.40%     1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)       -19.50% to -19.46% -29.98% to -29.98% -21.57% to -21.57% -18.64% to -18.64%

DECEMBER 31, 2001
Units                                              2,560,863            501,084             89,476             94,368
Unit Fair Value, Lowest to Highest (1)        $6.68 to $6.69     $2.07 to $2.07     $4.56 to $4.56     $3.48 to $3.48
Net Assets (In Thousands)                            $17,139             $1,036               $408               $329
Investment Income Ratio to Net Assets (2)              0.41%              0.00%              0.26%              0.28%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                    1.35% to 1.40%     1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)         -8.07% to -3.38% -38.21% to -38.21%   -0.55% to -0.55% -21.72% to -21.72%

                                          ------------------------------------
                                                FI
                                           International      Met/Putnam
                                               Stock            Voyager
                                            Portfolio B       Portfolio A
                                          ---------------- ------------------
DECEMBER 31, 2005
Units                                                    -
Unit Fair Value, Lowest to Highest (1)    $15.43 to $14.55
Net Assets (In Thousands)                               $-
Investment Income Ratio to Net Assets (2)            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                  1.50% to 1.90%
Total Return, Lowest to Highest (4)         8.29% to 8.23%

DECEMBER 31, 2004
Units                                                                 183,002
Unit Fair Value, Lowest to Highest (1)                         $2.18 to $2.18
Net Assets (In Thousands)                                                $398
Investment Income Ratio to Net Assets (2)                               0.11%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                                     1.40% to 1.40%
Total Return, Lowest to Highest (4)                            3.52% to 3.52%

DECEMBER 31, 2003
Units                                                                 199,325
Unit Fair Value, Lowest to Highest (1)                         $2.10 to $2.10
Net Assets (In Thousands)                                                $419
Investment Income Ratio to Net Assets (2)                               0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                                     1.40% to 1.40%
Total Return, Lowest to Highest (4)                          24.16% to 24.16%

DECEMBER 31, 2002
Units                                                                 192,732
Unit Fair Value, Lowest to Highest (1)                         $1.69 to $1.69
Net Assets (In Thousands)                                                $326
Investment Income Ratio to Net Assets (2)                               0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                                     1.40% to 1.40%
Total Return, Lowest to Highest (4)                        -29.90% to -29.90%

DECEMBER 31, 2001
Units                                                                 190,680
Unit Fair Value, Lowest to Highest (1)                         $2.42 to $2.42
Net Assets (In Thousands)                                                $461
Investment Income Ratio to Net Assets (2)                               0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to
   Highest                                                     1.40% to 1.40%
Total Return, Lowest to Highest (4)                        -31.81% to -31.81%

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                          MetLife
                                          --------------------------------------------------------------------------------------
                                                                                 BlackRock        BlackRock        BlackRock
                                               Stock             Stock             Legacy         Strategic          Bond
                                               Index             Index           Large-Cap          Value           Income
                                             Portfolio        Portfolio B      Growth Class A      Class A          Class A
                                          ---------------- ------------------ ---------------- ---------------- ----------------
DECEMBER 31, 2005
Units                                            1,986,282         19,154,664           16,067          598,942           69,533
Unit Fair Value, Lowest to Highest (1)    $43.18 to $39.91   $11.75 to $11.41 $29.03 to $27.57 $19.32 to $18.84 $53.50 to $47.73
Net Assets (In Thousands)                          $79,692           $221,998             $443          $11,283           $3,364
Investment Income Ratio to Net Assets (2)            1.60%              1.38%            0.38%            0.00%            3.39%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.40%     1.30% to 2.35%   0.89% to 1.35%   0.89% to 1.35%   0.89% to 1.40%
Total Return, Lowest to Highest (4)         3.71% to 3.22%     3.03% to 1.96%   6.06% to 5.57%   3.23% to 2.76%   1.51% to 0.99%

DECEMBER 31, 2004
Units                                            2,015,215         18,756,651           11,623          500,254           41,397
Unit Fair Value, Lowest to Highest (1)    $41.64 to $38.66   $11.40 to $11.19 $27.37 to $26.12 $18.71 to $18.33 $52.70 to $47.26
Net Assets (In Thousands)                          $78,250           $211,686             $304           $9,171           $1,979
Investment Income Ratio to Net
 Assets (2)                                          0.87%              0.71%            0.00%            0.00%            3.19%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.40%     1.30% to 2.35%   0.89% to 1.35%   0.89% to 1.35%   0.89% to 1.40%
Total Return, Lowest to Highest (4)         9.55% to 9.05%     8.85% to 7.71%   7.85% to 7.35% 14.32% to 13.79%   3.50% to 2.98%

DECEMBER 31, 2003
Units                                            1,956,414         13,065,732            8,406          170,814           14,179
Unit Fair Value, Lowest to Highest (1)    $38.01 to $35.45   $10.48 to $10.39 $24.55 to $24.33 $16.37 to $16.11 $50.92 to $46.37
Net Assets (In Thousands)                          $69,595           $135,881             $205           $2,752             $658
Investment Income Ratio to Net
 Assets (2)                                          0.00%              1.26%            0.00%            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.40%     1.30% to 2.35%   1.25% to 1.35%   0.89% to 1.35%   0.89% to 1.35%
Total Return, Lowest to Highest (4)       27.07% to 26.44%   26.22% to 20.39% 33.47% to 33.34% 48.81% to 48.13%   4.92% to 4.43%

DECEMBER 31, 2002
Units                                                               5,021,812
Unit Fair Value, Lowest to Highest (1)                         $8.20 to $8.30
Net Assets (In Thousands)                                             $41,490
Investment Income Ratio to Net
 Assets (2)                                                             0.56%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest                        1.30% to 2.25%
Total Return, Lowest to Highest (4)                        -24.24% to -23.52%

DECEMBER 31, 2001
Units                                                                 166,446
Unit Fair Value, Lowest to Highest (1)                       $10.83 to $10.85
Net Assets (In Thousands)                                              $1,805
Investment Income Ratio to Net
 Assets (2)                                                             0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest                        1.30% to 2.25%
Total Return, Lowest to Highest (4)                        -15.49% to -14.68%

                                          -----------------
                                             BlackRock
                                             Large-Cap
                                               Value
                                              Class A
                                          ----------------
DECEMBER 31, 2005
Units                                               77,212
Unit Fair Value, Lowest to Highest (1)    $12.63 to $12.42
Net Assets (In Thousands)                             $959
Investment Income Ratio to Net Assets (2)            0.83%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.35%
Total Return, Lowest to Highest (4)         5.05% to 4.57%

DECEMBER 31, 2004
Units                                               51,124
Unit Fair Value, Lowest to Highest (1)    $12.03 to $11.88
Net Assets (In Thousands)                             $607
Investment Income Ratio to Net
 Assets (2)                                          0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.35%
Total Return, Lowest to Highest (4)       12.40% to 11.88%

DECEMBER 31, 2003
Units                                               19,981
Unit Fair Value, Lowest to Highest (1)    $10.64 to $10.62
Net Assets (In Thousands)                             $212
Investment Income Ratio to Net
 Assets (2)                                          1.28%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.25% to 1.35%
Total Return, Lowest to Highest (4)       33.99% to 33.86%

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net
 Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net
 Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                         MetLife
                                          ------------------------------------------------------------------------------------
                                          Lehman Brothers                       Harris            Morgan            MFS
                                             Aggregate                          Oakmark          Stanley           Total
                                            Bond Index       FI Mid-Cap     Large-Cap Value     EAFE Index        Return
                                              Class A       Opportunities       Class A          Class A          Class A
                                          ---------------- ---------------- ---------------- ---------------- ----------------
DECEMBER 31, 2005
Units                                              300,648                           423,013          636,754          183,329
Unit Fair Value, Lowest to Highest (1)    $13.63 to $13.19                  $13.39 to $12.96 $13.19 to $12.76 $47.15 to $42.86
Net Assets (In Thousands)                           $3,972                            $5,484           $8,128           $7,938
Investment Income Ratio to Net Assets (2)            3.46%                             0.68%            1.48%            1.60%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.35%                    0.89% to 1.35%   0.89% to 1.35%   0.89% to 1.40%
Total Return, Lowest to Highest (4)         1.16% to 0.70%                  -2.25% to -2.70% 12.24% to 11.73%   2.21% to 1.69%

DECEMBER 31, 2004
Units                                              175,612                           333,624          350,801           97,363
Unit Fair Value, Lowest to Highest (1)    $13.48 to $13.10                  $13.70 to $13.32 $11.75 to $11.42 $46.13 to $42.15
Net Assets (In Thousands)                           $2,301                            $4,444           $4,007           $4,142
Investment Income Ratio to Net Assets (2)            2.68%                             0.45%            0.56%            2.14%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.35%                    0.89% to 1.35%   0.89% to 1.35%   0.89% to 1.40%
Total Return, Lowest to Highest (4)         3.17% to 2.80%                  10.43% to 10.03% 18.58% to 18.04%  10.27% to 9.70%

DECEMBER 31, 2003
Units                                               55,030           71,708          144,358          110,435           19,756
Unit Fair Value, Lowest to Highest (1)    $12.82 to $12.76 $11.50 to $11.41 $12.18 to $12.12   $9.91 to $9.67 $41.84 to $38.75
Net Assets (In Thousands)                             $702             $819           $1,749           $1,069             $766
Investment Income Ratio to Net Assets (2)            0.00%            0.00%            0.00%            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.25% to 1.35%   0.89% to 1.35%   1.25% to 1.35%   0.89% to 1.35%   0.89% to 1.35%
Total Return, Lowest to Highest (4)         2.35% to 2.24% 41.26% to 40.62% 23.94% to 23.81% 36.42% to 35.79% 15.97% to 15.43%

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                          -----------------

                                              Mid-Cap
                                            Stock Index
                                              Class A
                                          ----------------
DECEMBER 31, 2005
Units                                              538,128
Unit Fair Value, Lowest to Highest (1)    $15.04 to $14.67
Net Assets (In Thousands)                           $7,899
Investment Income Ratio to Net Assets (2)            0.64%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.35%
Total Return, Lowest to Highest (4)       11.28% to 10.77%

DECEMBER 31, 2004
Units                                              364,852
Unit Fair Value, Lowest to Highest (1)    $13.52 to $13.24
Net Assets (In Thousands)                           $4,833
Investment Income Ratio to Net Assets (2)            0.39%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.35%
Total Return, Lowest to Highest (4)       15.02% to 14.49%

DECEMBER 31, 2003
Units                                              128,276
Unit Fair Value, Lowest to Highest (1)    $11.75 to $11.57
Net Assets (In Thousands)                           $1,484
Investment Income Ratio to Net Assets (2)            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.35%
Total Return, Lowest to Highest (4)       33.77% to 33.16%

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                           MetLife
                                          -----------------------------------------------------------------------
                                               Davis             Davis            Harris            Harris
                                              Venture           Venture           Oakmark           Oakmark
                                               Value             Value         Focused Value     Focused Value
                                               Fund             Fund E            Fund A            Fund B
                                          ---------------- ------------------ ---------------- ------------------
DECEMBER 31, 2005
Units                                              177,847         44,430,046          579,120         23,363,834
Unit Fair Value, Lowest to Highest (1)    $36.27 to $34.46   $13.00 to $12.62 $39.25 to $37.02   $16.43 to $15.94
Net Assets (In Thousands)                           $6,134           $568,639          $21,448           $377,618
Investment Income Ratio to Net Assets (2)            0.56%              0.51%            0.04%              0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.35%     1.30% to 2.35%   0.89% to 1.35%     1.30% to 2.35%
Total Return, Lowest to Highest (4)         9.32% to 8.82%     8.72% to 7.59%   9.01% to 8.51%     8.29% to 7.17%

DECEMBER 31, 2004
Units                                               81,498         53,971,408          360,352         27,549,500
Unit Fair Value, Lowest to Highest (1)    $33.18 to $31.66   $11.96 to $11.73 $36.00 to $34.12   $15.17 to $14.88
Net Assets (In Thousands)                           $2,581           $637,147          $12,299           $412,524
Investment Income Ratio to Net Assets (2)            0.54%              0.45%            0.04%              0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.35%     1.30% to 2.35%   0.89% to 1.35%     1.30% to 2.35%
Total Return, Lowest to Highest (4)       11.37% to 10.86%    10.69% to 9.53%   8.96% to 8.46%     8.23% to 7.10%

DECEMBER 31, 2003
Units                                               27,371         39,430,080          115,746         29,524,602
Unit Fair Value, Lowest to Highest (1)    $29.79 to $28.56   $10.80 to $10.71 $33.04 to $31.46   $14.02 to $13.89
Net Assets (In Thousands)                             $782           $421,977           $3,642           $409,942
Investment Income Ratio to Net Assets (2)            0.00%              0.27%            0.00%              0.05%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 1.35%     1.30% to 2.35%   0.89% to 1.35%     1.30% to 2.35%
Total Return, Lowest to Highest (4)       29.71% to 29.12%   29.05% to 25.13% 31.48% to 30.88%   30.62% to 26.99%

DECEMBER 31, 2002
Units                                                              15,486,565                          10,685,241
Unit Fair Value, Lowest to Highest (1)                         $8.26 to $8.37                    $10.59 to $10.73
Net Assets (In Thousands)                                            $128,845                            $113,939
Investment Income Ratio to Net Assets (2)                               0.65%                               0.12%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest                        1.30% to 2.25%                      1.30% to 2.25%
Total Return, Lowest to Highest (4)                        -18.41% to -17.63%                  -10.33% to -11.09%

DECEMBER 31, 2001
Units                                                               2,649,034                           1,863,945
Unit Fair Value, Lowest to Highest (1)                       $10.11 to $10.16                    $11.89 to $11.96
Net Assets (In Thousands)                                             $26,848                             $22,223
Investment Income Ratio to Net Assets (2)                               0.00%                               0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest                        1.30% to 2.25%                      1.30% to 2.25%
Total Return, Lowest to Highest (4)                        -13.19% to -12.36%                    24.59% to 25.79%

                                          ----------------------------------

                                           Loomis Sayles      Jennison
                                            High Yield         Growth
                                               Bond          Portfolio A
                                          ---------------- ----------------
DECEMBER 31, 2005
Units                                                               152,268
Unit Fair Value, Lowest to Highest (1)                       $2.42 to $2.42
Net Assets (In Thousands)                                              $368
Investment Income Ratio to Net Assets (2)                             0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest                      1.40% to 1.40%
Total Return, Lowest to Highest (4)                        20.37% to 20.37%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units                                               17,973
Unit Fair Value, Lowest to Highest (1)      $4.66 to $4.66
Net Assets (In Thousands)                              $84
Investment Income Ratio to Net Assets (2)           13.15%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.40% to 1.40%
Total Return, Lowest to Highest (4)       -2.68% to -2.68%

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



                                                                                         MetLife
                                          -------------------------------------------------------------------------------------
                                                                BlackRock        BlackRock     T. Rowe Price       Salomon
                                              Jennison            Money            Money         Small-Cap        Brothers
                                               Growth            Market           Market          Growth       U.S. Government
                                             Portfolio B       Portfolio A      Portfolio B       Class A          Class B
                                          ------------------ ---------------- --------------- ---------------- ----------------

DECEMBER 31, 2005
Units                                             15,807,330            1,819      12,429,599           63,311          391,235
Unit Fair Value, Lowest to Highest (1)      $11.78 to $11.44 $23.43 to $23.43 $10.12 to $9.82 $16.45 to $14.64 $15.96 to $14.20
Net Assets (In Thousands)                           $183,756              $43        $123,743             $933           $6,041
Investment Income Ratio to Net Assets (2)              0.00%            2.90%           2.01%            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.35%   1.40% to 1.40%  1.30% to 2.35%   0.89% to 1.40%   1.30% to 2.35%
Total Return, Lowest to Highest (4)         12.07% to 10.91%   1.47% to 1.47%  1.12% to 0.42%  10.19% to 9.47% -0.04% to -0.73%

DECEMBER 31, 2004
Units                                             22,012,332            1,856                           31,008
Unit Fair Value, Lowest to Highest (1)      $10.51 to $10.31 $23.09 to $23.09                 $14.93 to $13.38
Net Assets (In Thousands)                           $229,059              $43                             $419
Investment Income Ratio to Net Assets (2)              0.01%            0.70%                            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.35%   1.40% to 1.40%                   0.89% to 1.40%
Total Return, Lowest to Highest (4)           7.53% to 6.40% -0.42% to -0.42%                  11.08% to 9.54%

DECEMBER 31, 2003
Units                                             18,943,891
Unit Fair Value, Lowest to Highest (1)        $9.77 to $9.69
Net Assets (In Thousands)                           $184,023
Investment Income Ratio to Net Assets (2)              0.14%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.35%
Total Return, Lowest to Highest (4)         28.02% to 20.13%

DECEMBER 31, 2002
Units                                              5,519,181
Unit Fair Value, Lowest to Highest (1)        $7.58 to $7.63
Net Assets (In Thousands)                            $42,026
Investment Income Ratio to Net Assets (2)              0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.30% to 2.25%
Total Return, Lowest to Highest (4)       -24.15% to -23.67%

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                          -----------------
                                            Oppenheimer
                                              Global
                                              Equity
                                            Portfolio B
                                          ----------------

DECEMBER 31, 2005
Units                                                    -
Unit Fair Value, Lowest to Highest (1)    $16.68 to $16.10
Net Assets (In Thousands)                               $-
Investment Income Ratio to Net Assets (2)            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.50% to 1.90%
Total Return, Lowest to Highest (4)         6.70% to 6.63%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                         Van Kampen
                                          -----------------------------------------------------------------------
                                               Emerging         Emerging                            Growth &
                                                Growth           Growth         Enterprise           Income
                                                 Fund            Fund B            Fund               Fund
                                          ------------------ -------------- ------------------ ------------------
DECEMBER 31, 2005
Units                                                 88,859              -             43,297             43,633
Unit Fair Value, Lowest to Highest (1)        $4.53 to $4.53 $4.81 to $4.61     $3.70 to $3.70     $6.26 to $6.26
Net Assets (In Thousands)                               $402             $-               $160               $273
Investment Income Ratio to Net Assets (2)              0.27%          0.00%              0.71%              1.17%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40% 1.50% to 2.30%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)           6.44% to 6.44% 4.81% to 4.67%     6.65% to 6.65%     8.46% to 8.46%

DECEMBER 31, 2004
Units                                                108,230                            46,381             54,075
Unit Fair Value, Lowest to Highest (1)        $4.25 to $4.25                    $3.47 to $3.47     $5.77 to $5.77
Net Assets (In Thousands)                               $460                              $161               $312
Investment Income Ratio to Net Assets (2)              0.00%                             0.40%              1.01%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%                    1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)           5.54% to 5.54%                    2.60% to 2.60%   12.78% to 12.78%

DECEMBER 31, 2003
Units                                                131,352                            50,200             61,622
Unit Fair Value, Lowest to Highest (1)        $4.03 to $4.03                    $3.38 to $3.38     $5.11 to $5.11
Net Assets (In Thousands)                               $529                              $170               $315
Investment Income Ratio to Net Assets (2)              0.00%                             0.52%              0.87%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%                    1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)         25.58% to 25.58%                  24.13% to 24.13%   26.26% to 26.26%

DECEMBER 31, 2002
Units                                                142,960                            56,973             54,474
Unit Fair Value, Lowest to Highest (1)        $3.21 to $3.21                    $2.73 to $2.73     $4.05 to $4.05
Net Assets (In Thousands)                               $459                              $155               $221
Investment Income Ratio to Net Assets (2)              0.37%                             0.50%              0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%                    1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)       -33.43% to -33.43%                -30.31% to -30.31% -15.69% to -15.69%

DECEMBER 31, 2001
Units                                                174,665                            68,149             60,282
Unit Fair Value, Lowest to Highest (1)        $4.82 to $4.82                    $3.91 to $3.91     $4.73 to $4.73
Net Assets (In Thousands)                               $842                              $267               $285
Investment Income Ratio to Net Assets (2)              0.00%                             0.18%              0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%                    1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)           7.33% to 7.33%                  -7.70% to -7.70% -10.30% to -10.30%

                                          ----------------------------------
                                              Growth &
                                               Income          Comstock
                                               Fund B           Fund B
                                          ---------------- ----------------
DECEMBER 31, 2005
Units                                                    -                -
Unit Fair Value, Lowest to Highest (1)    $12.42 to $12.16 $13.54 to $13.26
Net Assets (In Thousands)                               $-               $-
Investment Income Ratio to Net Assets (2)            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.50% to 1.90%   1.50% to 1.90%
Total Return, Lowest to Highest (4)         2.41% to 2.34%   4.67% to 4.60%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                          Federated
                                          -------------------------------------------------------------------------
                                                Equity         High Income                            Growth
                                                Income            Bond         American Leaders      Strategic
                                                 Fund             Fund             Fund II             Fund
                                          ------------------ ---------------- ------------------ ------------------

DECEMBER 31, 2005
Units                                                 18,507           22,143                                35,001
Unit Fair Value, Lowest to Highest (1)        $4.66 to $4.66   $5.99 to $5.99                        $5.39 to $5.39
Net Assets (In Thousands)                                $86             $133                                  $189
Investment Income Ratio to Net Assets (2)              2.24%            8.76%                                 0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%   1.40% to 1.40%                        1.40% to 1.40%
Total Return, Lowest to Highest (4)           1.90% to 1.90%   1.23% to 1.23%                      11.14% to 11.14%

DECEMBER 31, 2004
Units                                                 20,644           31,469                                38,902
Unit Fair Value, Lowest to Highest (1)        $4.57 to $4.57   $5.92 to $5.92                        $4.85 to $4.85
Net Assets (In Thousands)                                $94             $186                                  $189
Investment Income Ratio to Net Assets (2)              3.43%            8.60%                                 0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%   1.40% to 1.40%                        1.40% to 1.40%
Total Return, Lowest to Highest (4)         11.27% to 11.27%   8.92% to 8.92%                      13.82% to 13.82%

DECEMBER 31, 2003
Units                                                 81,743           48,364            140,461             47,399
Unit Fair Value, Lowest to Highest (1)        $4.11 to $4.11   $5.43 to $5.43     $4.61 to $4.61     $4.26 to $4.26
Net Assets (In Thousands)                               $336             $263               $647               $202
Investment Income Ratio to Net Assets (2)              1.93%            7.69%              1.69%              0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%   1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)         25.51% to 25.51% 20.52% to 20.52%   25.92% to 25.92%   38.13% to 38.13%

DECEMBER 31, 2002
Units                                                 91,827           54,149            162,190             51,227
Unit Fair Value, Lowest to Highest (1)        $3.28 to $3.28   $4.51 to $4.51     $3.66 to $3.66     $3.09 to $3.09
Net Assets (In Thousands)                               $301             $244               $594               $158
Investment Income Ratio to Net Assets (2)              2.13%           10.55%              1.26%              0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%   1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)       -21.84% to -21.84% -0.02% to -0.02% -21.33% to -21.33% -27.37% to -27.37%

DECEMBER 31, 2001
Units                                                116,932           60,212            249,732             55,308
Unit Fair Value, Lowest to Highest (1)        $4.19 to $4.19   $4.51 to $4.51     $4.65 to $4.65     $4.25 to $4.25
Net Assets (In Thousands)                               $490             $271             $1,162               $235
Investment Income Ratio to Net Assets (2)              1.76%           11.35%              1.29%              1.75%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.40% to 1.40%   1.40% to 1.40%     1.40% to 1.40%     1.40% to 1.40%
Total Return, Lowest to Highest (4)       -11.74% to -11.74% -0.75% to -0.75%   -6.74% to -6.74% -20.15% to -20.15%

                                                      Neuberger
                                          ---------------------------------

                                           Genesis Trust
                                              Class A          Partners
                                          ---------------- ----------------

DECEMBER 31, 2005
Units                                                1,183
Unit Fair Value, Lowest to Highest (1)    $11.79 to $11.79
Net Assets (In Thousands)                              $14
Investment Income Ratio to Net Assets (2)            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 0.89%
Total Return, Lowest to Highest (4)       15.27% to 15.27%

DECEMBER 31, 2004
Units                                                1,371
Unit Fair Value, Lowest to Highest (1)    $10.23 to $10.23
Net Assets (In Thousands)                              $14
Investment Income Ratio to Net Assets (2)            0.15%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 0.89%
Total Return, Lowest to Highest (4)       17.62% to 17.62%

DECEMBER 31, 2003
Units                                                2,060
Unit Fair Value, Lowest to Highest (1)      $8.70 to $8.70
Net Assets (In Thousands)                              $18
Investment Income Ratio to Net Assets (2)            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 0.89%
Total Return, Lowest to Highest (4)       30.49% to 30.49%

DECEMBER 31, 2002
Units                                              479,091
Unit Fair Value, Lowest to Highest (1)      $6.66 to $6.66
Net Assets (In Thousands)                           $3,193
Investment Income Ratio to Net Assets (2)            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 0.89%
Total Return, Lowest to Highest (4)       -3.85% to -3.85%

DECEMBER 31, 2001
Units                                              478,656          295,027
Unit Fair Value, Lowest to Highest (1)      $6.93 to $6.93   $5.36 to $5.36
Net Assets (In Thousands)                           $3,318           $1,583
Investment Income Ratio to Net Assets (2)            0.00%            0.19%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     0.89% to 0.89%   0.89% to 0.89%
Total Return, Lowest to Highest (4)         1.24% to 1.24% -2.45% to -2.45%

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS



                                                Alger                               T. Rowe
                                          ------------------ ------------------------------------------------------
                                               American
                                                Small
                                            Capitalization         Growth         International     Prime Reserve
                                                 Fund               Fund              Fund              Fund
                                          ------------------ ------------------ ------------------ ----------------
DECEMBER 31, 2005
Units                                              8,307,133            142,212            102,719           82,793
Unit Fair Value, Lowest to Highest (1)        $8.11 to $8.05   $71.72 to $71.72   $11.68 to $11.68 $16.76 to $16.76
Net Assets (In Thousands)                            $67,142            $10,199             $1,200           $1,388
Investment Income Ratio to Net Assets (2)              0.00%              0.07%              1.45%            2.70%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.25% to 1.40%     0.89% to 0.89%     0.89% to 0.89%   0.89% to 0.89%
Total Return, Lowest to Highest (4)         15.43% to 15.26%     5.62% to 5.62%   15.24% to 15.24%   1.81% to 1.81%

DECEMBER 31, 2004
Units                                              9,017,916            162,635            107,931           69,819
Unit Fair Value, Lowest to Highest (1)        $7.03 to $6.98   $67.90 to $67.90   $10.13 to $10.13 $16.46 to $16.46
Net Assets (In Thousands)                            $63,202            $11,043             $1,094           $1,149
Investment Income Ratio to Net Assets (2)              0.00%              0.59%              1.20%            0.81%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.25% to 1.40%     0.89% to 1.25%     0.89% to 0.89%   0.89% to 0.89%
Total Return, Lowest to Highest (4)         15.12% to 14.95%     9.26% to 9.26%   12.88% to 12.88% -0.10% to -0.10%

DECEMBER 31, 2003
Units                                              9,758,550            171,175            117,827           87,209
Unit Fair Value, Lowest to Highest (1)        $6.10 to $6.08   $62.15 to $62.15     $8.98 to $8.98 $16.48 to $16.48
Net Assets (In Thousands)                            $59,470            $10,638             $1,058           $1,437
Investment Income Ratio to Net Assets (2)              0.00%              0.16%              0.74%            0.69%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.25% to 1.40%     0.89% to 0.89%     0.89% to 0.89%   0.89% to 0.89%
Total Return, Lowest to Highest (4)         40.58% to 40.37%   30.06% to 30.06%   30.12% to 30.12% -0.30% to -0.30%

DECEMBER 31, 2002
Units                                              9,818,127            585,362            634,123          111,278
Unit Fair Value, Lowest to Highest (1)        $4.33 to $4.34   $47.78 to $47.78     $6.90 to $6.90 $16.52 to $16.52
Net Assets (In Thousands)                            $42,604            $27,969             $4,375           $1,839
Investment Income Ratio to Net Assets (2)              0.00%              0.18%              1.07%            1.39%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.25% to 1.40%     0.89% to 0.89%     0.89% to 0.89%   0.89% to 0.89%
Total Return, Lowest to Highest (4)       -27.25% to -27.21% -23.68% to -23.68% -18.91% to -18.91%   5.00% to 5.00%

DECEMBER 31, 2001
Units                                              9,374,497            656,181            664,996           91,744
Unit Fair Value, Lowest to Highest (1)        $5.95 to $5.96   $62.61 to $62.61     $8.51 to $8.51 $16.44 to $16.44
Net Assets (In Thousands)                            $55,888            $41,080             $5,658           $1,508
Investment Income Ratio to Net Assets (2)              0.05%              0.19%              1.55%            3.83%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       1.35% to 1.40%     0.89% to 0.89%     0.89% to 0.89%   0.89% to 0.89%
Total Return, Lowest to Highest (4)       -23.58% to -23.56%   -2.53% to -2.53% -22.60% to -22.60%   3.02% to 3.02%

                                                Janus           American
                                          ------------------ ----------------
                                                Aspen
                                              Worldwide          Global
                                               Growth           Small-Cap
                                               Class A            Fund
                                          ------------------ ----------------
DECEMBER 31, 2005
Units                                                  1,375          470,780
Unit Fair Value, Lowest to Highest (1)        $6.60 to $6.60 $25.09 to $24.22
Net Assets (In Thousands)                                 $9          $11,409
Investment Income Ratio to Net Assets (2)              1.36%            0.90%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 0.89%   0.89% to 1.35%
Total Return, Lowest to Highest (4)           4.93% to 4.93% 24.24% to 23.68%

DECEMBER 31, 2004
Units                                                  1,477          282,816
Unit Fair Value, Lowest to Highest (1)        $6.29 to $6.29 $20.19 to $19.58
Net Assets (In Thousands)                                 $9           $5,541
Investment Income Ratio to Net Assets (2)              1.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 0.89%   0.89% to 1.35%
Total Return, Lowest to Highest (4)           3.85% to 3.85% 19.81% to 19.26%

DECEMBER 31, 2003
Units                                                  1,585           77,922
Unit Fair Value, Lowest to Highest (1)        $6.06 to $6.06 $16.85 to $16.42
Net Assets (In Thousands)                                $10           $1,280
Investment Income Ratio to Net Assets (2)              0.01%            0.07%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 0.89%   0.89% to 1.35%
Total Return, Lowest to Highest (4)         22.89% to 22.89% 52.17% to 51.47%

DECEMBER 31, 2002
Units                                              1,049,176
Unit Fair Value, Lowest to Highest (1)        $4.93 to $4.93
Net Assets (In Thousands)                             $5,172
Investment Income Ratio to Net Assets (2)              0.86%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 0.89%
Total Return, Lowest to Highest (4)       -26.16% to -26.16%

DECEMBER 31, 2001
Units                                              1,246,925
Unit Fair Value, Lowest to Highest (1)        $6.68 to $6.68
Net Assets (In Thousands)                             $8,326
Investment Income Ratio to Net Assets (2)              0.48%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 0.89%
Total Return, Lowest to Highest (4)       -23.37% to -23.37%

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                American                           Alliance
                                          ----------------------------------------------------- ----------------
                                                                                                   Bernstein
                                                                 Growth &           Global         Large-Cap
                                                Growth            Income            Growth          Growth
                                                 Fund              Fund             Fund B          Fund B
                                          ------------------ ----------------- ---------------- ----------------
DECEMBER 31, 2005
Units                                                208,063           199,680           22,386                -
Unit Fair Value, Lowest to Highest (1)    $164.02 to $120.44 $114.07 to $83.76 $21.81 to $20.17 $34.49 to $32.67
Net Assets (In Thousands)                            $30,740           $20,563             $473               $-
Investment Income Ratio to Net Assets (2)              0.78%             1.49%            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 2.30%    0.89% to 2.30%   1.40% to 2.30%   1.50% to 1.90%
Total Return, Lowest to Highest (4)          15.16% to 6.63%    4.90% to 4.51%   7.25% to 7.09%   5.69% to 5.62%

DECEMBER 31, 2004
Units                                                132,705           137,919
Unit Fair Value, Lowest to Highest (1)    $142.42 to $129.36 $108.74 to $98.77
Net Assets (In Thousands)                            $17,187           $13,637
Investment Income Ratio to Net Assets (2)              0.21%             1.15%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.35%    0.89% to 1.35%
Total Return, Lowest to Highest (4)         11.50% to 10.98%    9.39% to 8.89%

DECEMBER 31, 2003
Units                                                 59,754            53,632
Unit Fair Value, Lowest to Highest (1)    $127.74 to $116.56  $99.40 to $90.71
Net Assets (In Thousands)                             $6,971            $4,871
Investment Income Ratio to Net Assets (2)              0.16%             1.38%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest       0.89% to 1.35%    0.89% to 1.35%
Total Return, Lowest to Highest (4)         35.60% to 34.97%  31.25% to 30.65%

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                      Templeton
                                          ---------------------------------

                                             Developing        Foreign
                                              Markets         Securities
                                               Fund B           Fund B
                                          ---------------- ----------------
DECEMBER 31, 2005
Units                                               21,537           33,847
Unit Fair Value, Lowest to Highest (1)     $16.02 to $9.76 $11.86 to $25.00
Net Assets (In Thousands)                             $230             $814
Investment Income Ratio to Net Assets (2)            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.40% to 2.30%   1.40% to 2.30%
Total Return, Lowest to Highest (4)       10.86% to 10.70%   5.02% to 4.87%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                              Templeton                           Lazard
                                          -------------------------------------------------- ----------------
                                               Growth       Mutual Shares      VIP Income       Retirement
                                             Securities      Securities        Securities       Small-Cap
                                               Fund B          Fund B            Fund B         Portfolio
                                          ---------------- ---------------- ---------------- ----------------
DECEMBER 31, 2005
Units                                                    -           11,181            4,136            1,373
Unit Fair Value, Lowest to Highest (1)    $15.57 to $15.41 $20.33 to $18.72 $38.78 to $33.58 $16.92 to $16.11
Net Assets (In Thousands)                               $-             $218             $151              $23
Investment Income Ratio to Net Assets (2)            0.00%            0.00%            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.50% to 1.90%   1.40% to 2.30%   1.40% to 2.25%   1.70% to 2.30%
Total Return, Lowest to Highest (4)         4.84% to 4.78%   4.79% to 4.64%   0.96% to 0.82%   3.93% to 3.83%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                   Morgan Stanley
                                          ---------------------------------
                                            UIF Equity        UIF U.S.
                                            and Income       Real Estate
                                            Portfolio B       Portfolio
                                          ---------------- ----------------
DECEMBER 31, 2005
Units                                                    -                -
Unit Fair Value, Lowest to Highest (1)    $13.49 to $13.34 $22.20 to $21.80
Net Assets (In Thousands)                               $-               $-
Investment Income Ratio to Net Assets (2)            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.50% to 1.90%   1.50% to 1.90%
Total Return, Lowest to Highest (4)         2.22% to 2.16%   7.59% to 7.52%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                              Pioneer          Putnam                        Salomon Brothers
                                          ---------------- ---------------- --------------------------------------------------
                                                                 VT
                                                VCT           Small-Cap      Variable High      Variable       VSF Investors
                                              Mid-Cap           Value         Yield Bond        Small-Cap          Fund
                                            Portfolio B        Fund B         Portfolio B      Portfolio B      Portfolio B
                                          ---------------- ---------------- ---------------- ---------------- ----------------
DECEMBER 31, 2005
Units                                                    -                -            3,458           15,787            6,750
Unit Fair Value, Lowest to Highest (1)    $28.83 to $27.60 $22.72 to $22.12 $15.33 to $14.31 $12.01 to $11.63 $14.62 to $13.62
Net Assets (In Thousands)                               $-               $-              $52             $187              $96
Investment Income Ratio to Net Assets (2)            0.00%            0.00%            6.03%            0.00%            1.12%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.50% to 1.90%   1.50% to 1.90%   1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.30%
Total Return, Lowest to Highest (4)         6.29% to 6.23%   4.02% to 3.95%   1.42% to 1.28%   5.49% to 5.33%   3.73% to 3.58%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                            Smith Barney
                                          ----------------
                                             Greenwich
                                               Street
                                            Appreciation
                                            Portfolio B
                                          ----------------
DECEMBER 31, 2005
Units                                                1,722
Unit Fair Value, Lowest to Highest (1)    $28.31 to $24.91
Net Assets (In Thousands)                              $47
Investment Income Ratio to Net Assets (2)            0.48%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.40% to 2.30%
Total Return, Lowest to Highest (4)         2.47% to 2.32%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                     Smith Barney
                                          ----------------------------------------------------------------------------------
                                                            Greenwich     Multi-Discipline Multi-Discipline Multi-Discipline
                                           Equity Index    Fundamental    Balanced All Cap    Large-Cap         All Cap
                                               Fund           Value        Growth & Value   Growth & Value  Growth and Value
                                           Portfolio B      Portfolio        Portfolio        Portfolio        Portfolio
                                          -------------- ---------------- ---------------- ---------------- ----------------
DECEMBER 31, 2005
Units                                              2,224            1,160            2,660            2,136            9,633
Unit Fair Value, Lowest to Highest (1)    $9.03 to $8.54 $30.92 to $27.73 $13.29 to $12.93 $14.62 to $14.20 $15.01 to $14.58
Net Assets (In Thousands)                            $20              $34              $35              $31             $143
Investment Income Ratio to Net Assets (2)          1.22%            0.96%            0.84%            0.63%            0.35%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest   1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.25%   1.40% to 2.30%   1.40% to 2.30%
Total Return, Lowest to Highest (4)       3.83% to 3.68%   3.45% to 3.30%   2.77% to 2.63%   3.39% to 3.24%   3.55% to 3.40%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                          -----------------
                                          Multi-Discipline
                                           Global All Cap
                                           Growth & Value
                                             Portfolio
                                          ----------------
DECEMBER 31, 2005
Units                                               10,041
Unit Fair Value, Lowest to Highest (1)    $15.92 to $15.46
Net Assets (In Thousands)                             $159
Investment Income Ratio to Net Assets (2)            0.46%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.40% to 2.30%
Total Return, Lowest to Highest (4)         3.94% to 3.79%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                     Smith Barney
                                          ----------------------------------------------------------------------------------
                                             Allocation       Allocation      Allocation
                                               Select           Select          Select         Capital and     IS Dividend
                                              Balanced          Growth        High Growth        Income         Strategy
                                             Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
                                          ---------------- ---------------- ---------------- ---------------- --------------
DECEMBER 31, 2005
Units                                                    -                -                -                -          3,967
Unit Fair Value, Lowest to Highest (1)    $14.89 to $14.37 $13.55 to $13.08 $14.08 to $13.59 $10.64 to $10.61 $8.25 to $7.85
Net Assets (In Thousands)                               $-               $-               $-               $-            $32
Investment Income Ratio to Net Assets (2)            0.00%            0.00%            0.00%            0.00%          1.35%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.50% to 1.90%   1.50% to 1.90%   1.50% to 1.90%   1.50% to 1.90% 1.50% to 2.30%
Total Return, Lowest to Highest (4)         3.03% to 2.97%   3.93% to 3.86%   3.90% to 3.84%   1.71% to 1.65% 2.09% to 1.96%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                          -----------------
                                              Premier
                                           Selections All
                                             Cap Growth
                                             Portfolio
                                          ----------------
DECEMBER 31, 2005
Units                                                    -
Unit Fair Value, Lowest to Highest (1)    $11.83 to $11.53
Net Assets (In Thousands)                               $-
Investment Income Ratio to Net Assets (2)            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.50% to 1.90%
Total Return, Lowest to Highest (4)         4.33% to 4.26%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                   Smith Barney                                  Travelers Series Fund
                                          ------------------------------- --------------------------------------------------
                                                            Greenwich     Salomon Brothers   Smith Barney     Smith Barney
                                            IS Growth     Street Equity      Adjustable       Aggressive       Large-Cap
                                            and Income        Index         Rate Income         Growth           Growth
                                            Portfolio       Portfolio        Portfolio        Portfolio        Portfolio
                                          -------------- ---------------- ---------------- ---------------- ----------------
DECEMBER 31, 2005
Units                                                  -                -             351            15,934           15,016
Unit Fair Value, Lowest to Highest (1)    $9.34 to $9.11 $25.69 to $25.69 $10.06 to $9.87  $12.75 to $12.34 $13.74 to $12.83
Net Assets (In Thousands)                             $-               $-              $4              $200             $201
Investment Income Ratio to Net Assets (2)          0.00%            0.00%           3.00%             0.00%            0.12%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest   1.50% to 1.90%   2.90% to 2.90%  1.40% to 2.25%    1.40% to 2.30%   1.40% to 2.30%
Total Return, Lowest to Highest (4)       4.47% to 4.41%   3.64% to 3.64%  0.42% to 0.29%    3.68% to 3.53%   4.33% to 4.17%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                          -----------------
                                            Smith Barney
                                             Large-Cap
                                               Value
                                             Portfolio
                                          ----------------
DECEMBER 31, 2005
Units                                                    -
Unit Fair Value, Lowest to Highest (1)    $21.48 to $20.51
Net Assets (In Thousands)                               $-
Investment Income Ratio to Net Assets (2)            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.50% to 1.90%
Total Return, Lowest to Highest (4)         3.71% to 3.64%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                Travelers Series Fund                               Travelers Series Trust
                                          --------------------------------- ----------------------------------------------------
                                                            Smith Barney                                            Managed
                                            Smith Barney       Social            Janus                         Allocation Series
                                            Money Market   Awareness Stock    Appreciation       Large-Cap        Aggressive
                                             Portfolio        Portfolio        Portfolio         Portfolio         Portfolio
                                          ---------------- ---------------- ----------------- ---------------- -----------------
DECEMBER 31, 2005
Units                                               15,276                -               239            6,503            4,493
Unit Fair Value, Lowest to Highest (1)    $12.94 to $11.66 $26.25 to $24.85 $119.00 to $97.10 $16.95 to $15.58 $11.14 to $11.08
Net Assets (In Thousands)                             $190               $-               $26             $107              $50
Investment Income Ratio to Net Assets (2)            0.15%            0.00%             0.00%            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.40% to 2.30%   1.50% to 1.90%    1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.25%
Total Return, Lowest to Highest (4)         0.40% to 0.25%   3.20% to 3.13%    6.29% to 6.14%   5.56% to 5.41%   4.83% to 4.68%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                          ------------------
                                               Managed
                                          Allocation Series
                                            Conservative
                                              Portfolio
                                          -----------------
DECEMBER 31, 2005
Units                                                    -
Unit Fair Value, Lowest to Highest (1)    $10.32 to $10.25
Net Assets (In Thousands)                               $-
Investment Income Ratio to Net Assets (2)            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.40% to 2.25%
Total Return, Lowest to Highest (4)         2.10% to 1.96%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                         Travelers Series Trust
                                          ------------------------------------------------------------------------------

                                          Managed Allocation Managed Alloc Series Managed Alloc Series       Trust
                                           Series Moderate   Moderate Aggressive  Moderate Conservative    MFS Value
                                              Portfolio           Portfolio             Portfolio          Portfolio
                                          ------------------ -------------------- --------------------- ----------------
DECEMBER 31, 2005
Units                                                98,524              51,045                    -               1,651
Unit Fair Value, Lowest to Highest (1)     $10.75 to $10.69    $10.87 to $10.81     $10.53 to $10.47    $13.54 to $12.66
Net Assets (In Thousands)                            $1,057                $553                   $-                 $22
Investment Income Ratio to Net Assets (2)             0.43%               0.22%                0.00%               0.59%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest      1.40% to 2.25%      1.40% to 2.25%       1.40% to 2.25%      1.40% to 2.30%
Total Return, Lowest to Highest (4)          3.49% to 3.35%      3.91% to 3.77%       2.79% to 2.65%      2.71% to 2.56%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                          --------------------------------------

                                          Style Focus Series Style Focus Series
                                           Small-Cap Growth   Small-Cap Value
                                              Portfolio          Portfolio
                                          ------------------ ------------------
DECEMBER 31, 2005
Units                                                 4,581              7,734
Unit Fair Value, Lowest to Highest (1)     $11.43 to $11.35   $11.25 to $11.18
Net Assets (In Thousands)                               $52                $87
Investment Income Ratio to Net Assets (2)             0.00%              0.29%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest      1.40% to 2.30%     1.40% to 2.30%
Total Return, Lowest to Highest (4)          4.86% to 4.70%     4.15% to 4.00%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                                 Travelers Series Trust
                                          ------------------------------------------------------------------------------------
                                             Travelers                          Pioneer          Pioneer
                                              Managed                           Mid-Cap         Strategic       Convertible
                                              Income         Pioneer Fund        Value           Income         Securities
                                             Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                          ---------------- ---------------- ---------------- ---------------- ----------------
DECEMBER 31, 2005
Units                                               10,658            2,811           12,149              546                -
Unit Fair Value, Lowest to Highest (1)    $15.77 to $14.22 $17.23 to $15.48 $10.88 to $10.81 $18.33 to $16.62 $14.93 to $14.48
Net Assets (In Thousands)                             $161              $47             $132              $10               $-
Investment Income Ratio to Net Assets (2)            2.61%            0.00%            0.11%            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.25%   1.50% to 1.90%
Total Return, Lowest to Highest (4)         0.87% to 0.72%   4.02% to 3.86%   6.10% to 5.94%   2.62% to 2.48%   2.49% to 2.42%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                          -----------------

                                             MFS Total
                                              Return
                                             Portfolio
                                          ----------------
DECEMBER 31, 2005
Units                                                4,031
Unit Fair Value, Lowest to Highest (1)    $24.60 to $22.17
Net Assets (In Thousands)                              $96
Investment Income Ratio to Net Assets (2)            0.92%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.40% to 2.30%
Total Return, Lowest to Highest (4)         2.00% to 1.85%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


                                                                        Travelers Series Trust
                                          -----------------------------------------------------------------------------------
                                                               Mercury                                             U.S.
                                             Federated        Large-Cap        Equity         AIM Capital       Government
                                             High Yield         Core           Income         Appreciation      Securities
                                             Portfolio        Portfolio       Portfolio        Portfolio        Portfolio
                                          ---------------- --------------- ---------------- ---------------- ----------------
DECEMBER 31, 2005
Units                                                5,243           2,961            6,546                -              167
Unit Fair Value, Lowest to Highest (1)    $15.40 to $14.56 $10.12 to $9.43 $20.15 to $18.53 $14.01 to $12.78 $20.68 to $19.02
Net Assets (In Thousands)                              $80             $29             $127               $-               $3
Investment Income Ratio to Net Assets (2)            0.00%           0.00%            0.00%            0.00%            0.00%
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest     1.70% to 2.30%  1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.30%   1.70% to 2.30%
Total Return, Lowest to Highest (4)         1.56% to 1.47%  4.09% to 3.93%   4.50% to 4.35%   4.29% to 4.14%   2.03% to 1.93%

DECEMBER 31, 2004
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2003
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2002
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

DECEMBER 31, 2001
Units
Unit Fair Value, Lowest to Highest (1)
Net Assets (In Thousands)
Investment Income Ratio to Net Assets (2)
Expenses as a percent of (3)
  Average Net Assets, Lowest to Highest
Total Return, Lowest to Highest (4)

                                                                    (Continued)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                             FINANCIAL HIGHLIGHTS


(1) Unit fair value amounts are presented as a range of minimum to maximum values based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest.

(3) These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.

                                                                    (Concluded)

                    METLIFE INVESTORS USA INSURANCE COMPANY
         (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                             FINANCIAL STATEMENTS
             For the Years Ended December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

      We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP

      Certified Public Accountants

      Tampa, Florida

      April 20, 2006

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                                   BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                   (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                         2005    2004
                                                                                                       -------  -------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $ 4,377 and $3,346, respectively) $ 4,419  $ 3,443
 Mortgage loans on real estate                                                                             449      402
 Policy loans                                                                                               35       35
 Other limited partnership interests                                                                         4        4
 Short-term investments                                                                                    283      130
 Other invested assets                                                                                      28        -
                                                                                                       -------  -------
   Total investments                                                                                     5,218    4,014
Cash and cash equivalents                                                                                   50      144
Accrued investment income                                                                                   53       41
Premiums and other receivables                                                                           1,709    1,163
Deferred policy acquisition costs                                                                        1,206      678
Current income taxes receivable                                                                             47      170
Other assets                                                                                               287      146
Separate account assets                                                                                 13,286   10,291
                                                                                                       -------  -------
   Total assets                                                                                        $21,856  $16,647
                                                                                                       =======  =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                                                $   267  $   141
 Policyholder account balances                                                                           4,854    4,591
 Other policyholder funds                                                                                1,006        7
 Long-term debt                                                                                            435       35
 Deferred income taxes payable                                                                             158       79
 Payables for collateral under securities loaned and other transactions                                    987      790
 Other liabilities                                                                                         169       87
 Separate account liabilities                                                                           13,286   10,291
                                                                                                       -------  -------
   Total liabilities                                                                                    21,162   16,021
                                                                                                       -------  -------

Stockholder's Equity:
Preferred stock, par value $1.00 per share;
   200,000 shares authorized, issued and outstanding                                                         -        -
Common stock, par value $200.00 per share;
   15,000 shares authorized; 11,000 shares issued and outstanding                                            2        2
Additional paid-in capital                                                                                 398      398
Retained earnings                                                                                          338      190
Accumulated other comprehensive income (loss)                                                              (44)      36
                                                                                                       -------  -------
   Total stockholder's equity                                                                              694      626
                                                                                                       -------  -------
   Total liabilities and stockholder's equity                                                          $21,856  $16,647
                                                                                                       =======  =======

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                 2005  2004  2003
                                                                 ----  ----  ----
REVENUES
Premiums                                                         $ 59  $  9  $  6
Universal life and investment-type product policy fees            420   159    88
Net investment income                                             221   207   199
Other revenues                                                     76    26     -
Net investment gains (losses)                                     (10)   (9)  (10)
                                                                 ----  ----  ----
   Total revenues                                                 766   392   283
                                                                 ----  ----  ----

EXPENSES
Policyholder benefits and claims                                   47    18     7
Interest credited to policyholder account balances                216   153   146
Other expenses                                                    298   179    75
                                                                 ----  ----  ----
   Total expenses                                                 561   350   228
                                                                 ----  ----  ----

Income before provision for income taxes                          205    42    55
Provision for income taxes                                         57    17    18
                                                                 ----  ----  ----
Income before cumulative effect of a change in accounting         148    25    37
Cumulative effect of a change in accounting, net of income taxes    -     2     -
                                                                 ----  ----  ----
Net income                                                       $148  $ 27  $ 37
                                                                 ====  ====  ====




                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                       ACCUMULATED
                                                                  ADDITIONAL              OTHER
                                                 PREFERRED COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                   STOCK   STOCK   CAPITAL   EARNINGS INCOME (LOSS) TOTAL
                                                 --------- ------ ---------- -------- ------------- -----
Balance at January 1, 2003                         $  -      $2      $ 48      $126       $ 31      $207
 Capital contribution                                                  50                             50
Comprehensive income:
 Net income                                                                      37                   37
 Other comprehensive income:
   Unrealized gains (losses) on derivative
     instruments, net of income taxes                                                       (1)       (1)
   Unrealized investment gains (losses), net of
     related offsets and income taxes                                                        9         9
                                                                                                    ----
 Other comprehensive income (loss)                                                                     8
                                                                                                    ----
 Comprehensive income                                                                                 45
                                                 --------- ------ ---------- -------- ------------- -----
Balance at December 31, 2003                          -       2        98       163         39       302
 Capital contribution                                                 300                            300
Comprehensive income (loss):
 Net income                                                                      27                   27
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative
     instruments, net of income taxes                                                       (2)       (2)
   Unrealized investment gains (losses), net of
     related offsets and income taxes                                                       (1)       (1)
                                                                                                    ----
 Other comprehensive income (loss)                                                                    (3)
                                                                                                    ----
 Comprehensive income (loss)                                                                          24
                                                   ----      --      ----      ----       ----      ----
Balance at December 31, 2004                          -       2       398       190         36       626
Comprehensive income:
 Net income                                                                     148                  148
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative
     instruments, net of income taxes                                                        1         1
   Unrealized investment gains (losses), net of
     related offsets and income taxes                                                      (81)      (81)
                                                                                                    ----
 Other comprehensive income (loss)                                                                   (80)
                                                                                                    ----
 Comprehensive income                                                                                 68
                                                 --------- ------ ---------- -------- ------------- ----
Balance at December 31, 2005                       $  -      $2      $398      $338       $(44)     $694
                                                 =======================================================


                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                           2005     2004     2003
                                                                                         -------  -------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                               $   148  $    27  $    37
 Adjustments to reconcile net income to net cash used in operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net       15       21       17
   (Gains) losses from sales of investments, net                                              10        9       10
   Interest credited to policyholder account balances                                        216      153      146
   Universal life and investment-type product policy fees                                   (420)    (159)     (88)
   Change in accrued investment income                                                       (13)       -       (8)
   Change in premiums and other receivables                                                 (549)  (1,108)      33
   Change in deferred policy acquisition costs, net                                         (132)    (165)    (237)
   Change in insurance-related liabilities                                                   133       17        6
   Change in income taxes payable                                                            243      (29)     (53)
   Change in other assets                                                                     81      140       58
   Change in other liabilities                                                                96     (106)     (17)
                                                                                         -------  -------  -------
Net cash used in operating activities                                                       (172)  (1,200)     (96)
                                                                                         -------  -------  -------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                        1,943    1,521    1,491
   Equity securities                                                                           -        2        -
   Mortgage loans on real estate                                                              24       72       54
 Purchases of:
   Fixed maturities                                                                       (2,685)  (1,482)  (2,418)
   Mortgage loans on real estate                                                             (20)     (42)     (50)
 Net change in short-term investments                                                       (153)       7      (74)
 Net change in other invested assets                                                         (19)       1       (4)
                                                                                         -------  -------  -------
Net cash provided by (used in) investing activities                                         (910)      79   (1,001)
                                                                                         -------  -------  -------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                3,789    4,541    4,334
   Withdrawals                                                                            (3,398)  (3,898)  (3,571)
 Net change in payable under securities loaned and other transactions                        197      122      443
 Long-term debt issued                                                                       400        -        -
 Capital contribution from the parent                                                          -      300       50
                                                                                         -------  -------  -------
Net cash provided by financing activities                                                    988    1,065    1,256
                                                                                         -------  -------  -------
Change in cash and cash equivalents                                                          (94)     (56)     159
Cash and cash equivalents, beginning of year                                                 144      200       41
                                                                                         -------  -------  -------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                   $    50  $   144  $   200
                                                                                         =======  =======  =======
Supplemental disclosures of cash flow information:
 Net cash paid during the period for:
   Interest                                                                              $    18  $     2  $     2
                                                                                         =======  =======  =======
   Income taxes                                                                          $    (3) $    (2) $   (12)
                                                                                         =======  =======  =======

                   See accompanying notes to financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life and universal life insurance policies and variable and fixed annuity contracts.

      BASIS OF PRESENTATION

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2005 presentation. Two material reclassifications relate to the statements of cash flows presentation of payables for collateral under securities loaned and other transactions and certain reinsurance receivable balances. The net change in payable for collateral under securities loaned and other transactions of $122 million and $443 million have been reclassified from cash flows from investing activities to cash flows from financing activities on the statements of cash flows for the years ended December 31, 2004 and 2003, respectively. Reflected in the balance sheet and the statements of cash flows is a reclassification of the reinsurance receivables. Premiums and other receivables and other liabilities reclassifications on the balance sheet include $31 million at December 31, 2004. The net effect to the change in premiums and other receivables and the change in other liabilities on the statements of cash flows is $31 million and $38 million for the years ended December 31, 2004 and 2003, respectively.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the fair value of and accounting for derivatives;
      (iv) the capitalization and amortization of deferred policy acquisition costs ("DAC"); (v) the liability for future policyholder benefits; and
      (vi) the liability for litigation and regulatory matters; and
      (vii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, each of which are exposed to three primary sources of investment risk: credit, interest rate and market

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for recovery of its value to an amount equal or greater than the cost or amortized cost;
      (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

      DERIVATIVES

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including term life insurance and annuities with life contingencies. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%;
      (ii) securities where the

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets consist principally of derivatives carried at fair value as determined by quoted market prices or through the use of pricing models.

      DERIVATIVE FINANCIAL INSTRUMENTS

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plan. Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

      Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

      Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income (loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

      In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company had no foreign operations, nor hedges for net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item;
      (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur;
      (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS

      The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses.

      DAC is amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating term life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating term life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net premiums and (ii) premium deficiency reserves, if any. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

      Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 11%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 12%, less expenses, mortality charges, and withdrawals.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees and paid-up guarantees relating to certain life policies as follows:

         . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

         . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

         . Liabilities for universal life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

         . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

            initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The Company issues GMWBs directly and assumes risk relating to GMWBs issued by an affiliate through a financing agreement. The fair value relating to GMWBs directly written and the GMWB risk assumed from the affiliate included in policyholder account balances was $3 million and $23 million, respectively, at December 31, 2005. The risk associated with GMWBs directly written and assumed was transferred to a different affiliate through another financial reinsurance agreement valued at $26 million and included in premiums and other receivables at December 31, 2005.

         . Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

      The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds include policy and contract claims, unearned policy and contract fees and reinsurance assumed from affiliates.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to term life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include reinsurance financings fees and advisory fees. Such fees are recognized in the period in which services are performed.

      FEDERAL INCOME TAXES

      The Company joined MetLife's includable affiliates in filing a federal income tax return. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
      (iii) investments are directed by the contractholder; and

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts.

      The Company's revenues reflect fees charged to the separate accounts, primarily including policy administration fees and investment management fees.

      FOREIGN CURRENCY

      The Company participates in reinsurance transactions with a foreign company. Balance sheet amounts are translated at the exchange rates in effect at each year-end and income and expense amounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as gains (losses) in the period in which they occur.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS
      No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

         . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

            embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's financial statements.

         . Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. The Company did not experience a material impact as a result of the Issue B36 adoption.

         . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

      In June 2005, the EITF reached consensus on Issue No. 04-5, DETERMINING WHETHER A GENERAL PARTNER, OR THE GENERAL PARTNERS AS A GROUP, CONTROLS A LIMITED PARTNERSHIP OR SIMILAR ENTITY WHEN THE LIMITED PARTNERS HAVE CERTAIN RIGHTS ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's financial statements.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's financial statements.

      Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, ACCOUNTING FOR INVESTMENTS IN LIMITED LIABILITY COMPANIES ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities;
      (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $2 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of the adoption.

      During 2003, the Company adopted FIN 46 and FIN 46(r). Certain of the Company's investments in other limited partnership interests meet the definition of a variable interest entity ("VIE"). A VIE is defined as
      (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest; or
      (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective
      December 31, 2003, the Company adopted FIN 46(r). The adoption of FIN 46 as of February 1, 2003 and the provisions of FIN 46(r) at December 31, 2003 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements. See Note 8.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

2.  INVESTMENTS

      FIXED MATURITIES AVAILABLE-FOR-SALE BY SECTOR

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and the percentage of the total fixed maturities holdings that each sector represents at:

                                                       DECEMBER 31, 2005
                                            ---------------------------------------
                                                        GROSS
                                             COST OR  UNREALIZED ESTIMATED
                                            AMORTIZED ---------    FAIR
                                              COST    GAIN  LOSS   VALUE   % OF TOTAL
                                            --------- ----  ---- --------- ----------
                                                         (IN MILLIONS)
Fixed Maturities:
 U.S. corporate securities                   $1,585   $48   $20   $1,613      36.5%
 Residential mortgage-backed securities       1,094     3    10    1,087      24.6
 Foreign corporate securities                   410    20     4      426       9.6
 U.S. treasury / agency securities              295     4     -      299       6.8
 Commercial mortgage-backed securities          612     2     7      607      13.7
 Asset-backed securities                        305     1     2      304       6.9
 Foreign government securities                   75     8     1       82       1.9
 State and political subdivision securities       1     -     -        1         -
                                             ------   ---   ---   ------     -----
   Total fixed maturities                    $4,377   $86   $44   $4,419     100.0%
                                             ======   ===   ===   ======     =====

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                       DECEMBER 31, 2004
                                            ---------------------------------------
                                                        GROSS
                                             COST OR  UNREALIZED ESTIMATED
                                            AMORTIZED ---------    FAIR
                                              COST    GAIN  LOSS   VALUE   % OF TOTAL
                                            --------- ----  ---- --------- ----------
                                                         (IN MILLIONS)
Fixed Maturities:
 U.S. corporate securities                   $1,340   $ 65  $ 6   $1,399      40.6%
 Residential mortgage-backed securities         754      5    1      758      22.0
 Foreign corporate securities                   338     26    1      363      10.6
 U.S. treasury / agency securities              202      2    1      203       5.9
 Commercial mortgage-backed securities          275      2    2      275       8.0
 Asset-backed securities                        356      3    1      358      10.4
 Foreign government securities                   70      7    1       76       2.2
 State and political subdivision securities      11      -    -       11       0.3
                                             ------   ----  ---   ------     -----
   Total fixed maturities                    $3,346   $110  $13   $3,443     100.0%
                                             ======   ====  ===   ======     =====

      The Company held foreign currency derivatives with notional amounts of $26 million and $18 million to hedge exchange risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $207 million and $213 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $8 million and $15 million at December 31, 2005 and 2004, respectively. The Company did not have any non-income producing fixed maturities at December 31, 2005. Non-income producing fixed maturities were $3 million at December 31, 2004. Unrealized gains associated with non-income producing fixed maturities was less than $1 million at December 31, 2004.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                         DECEMBER 31,
                                            ---------------------------------------
                                                   2005                2004
                                            ------------------- -------------------
                                             COST OR  ESTIMATED  COST OR  ESTIMATED
                                            AMORTIZED   FAIR    AMORTIZED   FAIR
                                              COST      VALUE     COST      VALUE
                                            --------- --------- --------- ---------
                                                         (IN MILLIONS)
Due in one year or less                      $   65    $   65    $  160    $  161
Due after one year through five years           859       863       959       983
Due after five years through ten years          634       648       545       576
Due after ten years                             808       845       297       332
                                             ------    ------    ------    ------
   Subtotal                                   2,366     2,421     1,961     2,052
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities           2,011     1,998     1,385     1,391
                                             ------    ------    ------    ------
   Total fixed maturities                    $4,377    $4,419    $3,346    $3,443
                                             ======    ======    ======    ======

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales or disposals of fixed maturities classified as available-for-sale were as follows:

                                             DECEMBER 31,
                                          ------------------
                                           2005   2004  2003
                                          ------  ----  ----
                                             (IN MILLIONS)
                  Proceeds                $1,873  $473  $466
                  Gross investment gains  $    7  $  6  $  8
                  Gross investment losses $  (29) $(10) $(11)

      There were no writedowns recorded during 2005 for other-than-temporarily impaired available-for-sale fixed maturities. Gross investment losses above exclude writedowns recorded during 2004 and 2003 of $1 million and $2 million, respectively.

      The Company periodically disposes of fixed maturities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                             DECEMBER 31, 2005
                                       --------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                       LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                       -------------------- -------------------- --------------------
                                       ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                         FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                         VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                       --------- ---------- --------- ---------- --------- ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities               $  779      $18       $ 40        $2      $  819      $20
Residential mortgage-backed securities     652        8         61         2         713       10
Foreign corporate securities               125        3         23         1         148        4
U.S. treasury / agency securities           23        -          -         -          23        -
Commercial mortgage-backed
  securities                               386        7          5         -         391        7
Asset-backed securities                    149        2         11         -         160        2
Foreign government securities                8        1          2         -          10        1
State and political subdivision
  securities                                 1        -          -         -           1        -
                                        ------      ---       ----        --      ------      ---
  Total fixed maturities                $2,123      $39       $142        $5      $2,265      $44
                                        ======      ===       ====        ==      ======      ===
Total number of securities in an
  unrealized loss position                 350                  47                   397
                                        ======                ====                ======

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                             DECEMBER 31, 2004
                                       --------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                       LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                       -------------------- -------------------- --------------------
                                       ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                         FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                         VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                       --------- ---------- --------- ---------- --------- ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities               $  333       $3       $ 40        $3      $  373      $ 6
Residential mortgage-backed securities     276        1         34         -         310        1
Foreign corporate securities                48        -         22         1          70        1
U.S. treasury / agency securities          108        1          -         -         108        1
Commercial mortgage-backed
  securities                               134        2         17         -         151        2
Asset-backed securities                    100        1          2         -         102        1
Foreign government securities                5        -         10         1          15        1
State and political subdivision
  securities                                10        -          -         -          10        -
                                        ------       --       ----        --      ------      ---
  Total fixed maturities                $1,014       $8       $125        $5      $1,139      $13
                                        ======       ==       ====        ==      ======      ===
Total number of securities in an
  unrealized loss position                 194                  31                   225
                                        ======                ====                ======

      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                    DECEMBER 31, 2005
                                    --------------------------------------------------
                                        COST OR           GROSS           NUMBER OF
                                     AMORTIZED COST  UNREALIZED LOSSES    SECURITIES
                                    ---------------- ----------------  ----------------
                                    LESS THAN 20% OR LESS THAN  20% OR LESS THAN 20% OR
                                       20%     MORE     20%      MORE     20%     MORE
                                    --------- ------ ---------  ------ --------- ------
                                        (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                 $1,830    $12      $30       $4      297       2
Six months or greater but less than
  nine months                           204      -        2        -       16       -
Nine months or greater but less
  than twelve months                    116      -        3        -       35       -
Twelve months or greater                147      -        5        -       47       -
                                     ------    ---      ---       --      ---      --
  Total                              $2,297    $12      $40       $4      395       2
                                     ======    ===      ===       ==      ===      ==

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                    DECEMBER 31, 2004
                                    --------------------------------------------------
                                        COST OR           GROSS           NUMBER OF
                                     AMORTIZED COST  UNREALIZED LOSSES    SECURITIES
                                    ---------------- ----------------  ----------------
                                    LESS THAN 20% OR LESS THAN  20% OR LESS THAN 20% OR
                                       20%     MORE     20%      MORE     20%     MORE
                                    --------- ------ ---------  ------ --------- ------
                                        (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                 $  613    $  -     $ 3      $  -     109       -
Six months or greater but less than
  nine months                           354       -       4         -      71       -
Nine months or greater but less
  than twelve months                     55       -       1         -      14       -
Twelve months or greater                130       -       5         -      31       -
                                     ------    ----     ---      ----     ---     ---
  Total                              $1,152    $  -     $13      $  -     225       -
                                     ======    ====     ===      ====     ===     ===

      As of December 31, 2005, $40 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $13 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

      As of December 31, 2005, $4 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 33% of the cost or amortized cost of such securities. Of such unrealized losses, $4 million have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost.

      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      SECURITIES LENDING PROGRAM

      The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $927 million and

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      $741 million and an estimated fair value of $939 million and $762 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $970 million and $790 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's balance sheets and statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2005 and 2004.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $5 million at both December 31, 2005 and 2004, consisting primarily of fixed maturity securities.

      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                               DECEMBER 31,
                                       ----------------------------
                                            2005           2004
                                       -------------  -------------
                                       AMOUNT PERCENT AMOUNT PERCENT
                                       ------ ------- ------ -------
                                               (IN MILLIONS)
           Commercial mortgage loans    $360     80%   $309     77%
           Agricultural mortgage loans    91     20      94     23
                                        ----    ---    ----    ---
             Total                       451    100%    403    100%
                                                ===            ===
           Less: Valuation allowances      2              1
                                        ----           ----
             Mortgage loans             $449           $402
                                        ====           ====

      Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2005, approximately 28%, 10% and 7% of the properties were located in California, Rhode Island and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                           YEARS ENDED DECEMBER 31,
                                           -----------------------
                                            2005    2004    2003
                                           ------  ------  ------
                                               (IN MILLIONS)
                Balance, beginning of year $    1  $    1  $    2
                Additions                       1       -       2
                Deductions                      -       -      (3)
                                           ------  ------  ------
                Balance, end of year       $    2  $    1  $    1
                                           ======  ======  ======

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      The Company did not have impaired mortgage loans on real estate without valuation allowances at December 31, 2005. The Company held $4 million in impaired mortgage loans on real estate with no related valuation allowances at December 31, 2004.

      The average investment in impaired loans was $1 million for the year ended December 31, 2005 and $4 million for both of the years ended December 31, 2004 and 2003. The Company did not recognize interest income on impaired loans for the year ended December 31, 2005. Interest income on impaired loans was less than $1 million for both the years ended December 31, 2004 and 2003.

      The Company did not have restructured loans at December 31, 2005. The investment in restructured loans was $4 million at December 31, 2004. The Company did not recognize interest income on restructured loans for the year ended December 31, 2005. Interest income of less than $1 million was recognized on restructured loans for both the years ended December 31, 2004 and 2003. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for both the years ended December 31, 2004 and 2003.

      There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure at December 31, 2005 and 2004.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                       2005    2004    2003
                                                      ------  ------  ------
                                                          (IN MILLIONS)
    Fixed maturities                                  $  211  $  176  $  166
    Mortgage loans on real estate                         28      34      33
    Policy loans                                           3       2       2
    Cash, cash equivalents and short-term investments     10       6       6
    Other                                                  -       -      (1)
                                                      ------  ------  ------
      Total                                              252     218     206
    Less: Investment expenses                             31      11       7
                                                      ------  ------  ------
      Net investment income                           $  221  $  207  $  199
                                                      ======  ======  ======

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     ----------------------
                                                      2005     2004    2003
                                                     ------   ------  ------
                                                          (IN MILLIONS)
   Fixed maturities                                  $  (22)  $   (5) $   (5)
   Mortgage loans on real estate                         (1)       -      (3)
   Derivatives                                            7       (4)     (2)
   Other                                                  6        -       -
                                                     ------   ------  ------
     Total net investment losses                     $  (10)  $   (9) $  (10)
                                                     ======   ======  ======

      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  YEARS ENDED DECEMBER 31,
                                                  ----------------------
                                                   2005     2004    2003
                                                  ------   ------  ------
                                                       (IN MILLIONS)
       Fixed maturities                           $   42   $   97  $  110
       Derivatives                                    (3)      (4)     (2)
                                                  ------   ------  ------
         Total                                        39       93     108
                                                  ------   ------  ------
       Amounts related to:
         Future policy benefit loss recognition      (78)       -       -
         Deferred policy acquisition costs           (29)     (38)    (48)
       Deferred income taxes                          24      (19)    (21)
                                                  ------   ------  ------
         Total                                       (83)     (57)    (69)
                                                  ------   ------  ------
         Net unrealized investment gains (losses) $  (44)  $   36  $   39
                                                  ======   ======  ======

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      The changes in net unrealized investment gains (losses) were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ---------------------
                                                        2005     2004    2003
                                                       -----    ------  ------
                                                           (IN MILLIONS)
  Balance, beginning of year                           $  36    $   39  $   31
  Unrealized investment gains (losses) during the year   (54)      (15)     19
  Unrealized investment gains (losses) relating to:
    Deferred policy acquisition costs                      9        10      (7)
    Future policy benefit loss recognition               (78)        -       -
  Deferred income taxes                                   43         2      (4)
                                                       -----    ------  ------
  Balance, end of year                                 $ (44)   $   36  $   39
                                                       =====    ======  ======
  Net change in unrealized investment gains (losses)   $ (80)   $   (3) $    8
                                                       =====    ======  ======

      VARIABLE INTEREST ENTITIES

      The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                            AS OF DECEMBER 31, 2005
                                       ---------------------------------
                                                        MAXIMUM EXPOSURE
                                       TOTAL ASSETS (1)   TO LOSS (2)
                                       ---------------- ----------------
                                                 (IN MILLIONS)
        Other limited partnerships (3)       $  4             $  4
                                             ----             ----
          Total                              $  4             $  4
                                             ====             ====

      --
         (1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.
         (2) The maximum exposure to loss relating to other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.
         (3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                             DECEMBER 31, 2005           DECEMBER 31, 2004
                        --------------------------- ---------------------------
                                   CURRENT MARKET              CURRENT MARKET
                                   OR FAIR VALUE               OR FAIR VALUE
                        NOTIONAL ------------------ NOTIONAL ------------------
                         AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                        -------- ------ ----------- -------- ------ -----------
                                             (IN MILLIONS)
 Interest rate swaps     $   83  $    -   $    3      $  7   $    -   $    -
 Interest rate floors     2,000      26        -         -        -        -
 Interest rate caps       1,000       2        -         -        -        -
 Financial futures          147       -        1        84        -        2
 Foreign currency swaps      26       -        4        18        -        5
 Credit default swaps        30       -        -         3        -        -
                         ------  ------   ------      ----   ------   ------
   Total                 $3,286  $   28   $    8      $112   $    -   $    7
                         ======  ======   ======      ====   ======   ======

      The above table does not include notional values for equity variance swaps. At December 31, 2005 and 2004, the Company owned 2,000 and 0 variance swap contracts, respectively. The market values for these equity variance swaps were insignificant and were not included in the preceding table.

      The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                            REMAINING LIFE
                           -------------------------------------------------
                                     AFTER ONE    AFTER FIVE   AFTER
                           ONE YEAR YEAR THROUGH YEARS THROUGH  TEN
                           OR LESS   FIVE YEARS    TEN YEARS   YEARS  TOTAL
                           -------- ------------ ------------- ------ ------
                                             (IN MILLIONS)
    Interest rate swaps     $    -     $    -       $    7     $   76 $   83
    Interest rate floors         -          -        2,000          -  2,000
    Interest rate caps           -      1,000            -          -  1,000
    Financial futures          147          -            -          -    147
    Foreign currency swaps       -          1           19          6     26
    Credit default swaps         -         30            -          -     30
                            ------     ------       ------     ------ ------
      Total                 $  147     $1,031       $2,026     $   82 $3,286
                            ======     ======       ======     ====== ======

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

      In exchange-traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

      Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance. The value of interest rate futures is substantially impacted in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, the equity variance swaps are not included in the preceding table.

      Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      HEDGING

      The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                          DECEMBER 31, 2005         DECEMBER 31, 2004
                      ------------------------- -------------------------
                                  FAIR VALUE                FAIR VALUE
                      NOTIONAL ---------------- NOTIONAL ----------------
                       AMOUNT  ASSET  LIABILITY  AMOUNT  ASSET  LIABILITY
                      -------- ------ --------- -------- ------ ---------
                                         (IN MILLIONS)
       Fair value      $    5  $    -  $    -    $    5  $    -  $    1
       Cash flow           12       -       4        12       -       4
       Non-qualifying   3,269      28       4        95       -       2
                       ------  ------  ------    ------  ------  ------
         Total         $3,286  $   28  $    8    $  112  $    -  $    7
                       ======  ======  ======    ======  ======  ======

      The Company recognized insignificant net investment expenses from qualifying hedge settlement payments for the years ended December 31, 2005, 2004 and 2003.

      The Company recognized insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the years ended December 31, 2005, 2004 and 2003.

      FAIR VALUE HEDGES

      The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments and
      (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

      The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ---------------------
                                                        2005     2004    2003
                                                       ------   ------  ------
                                                           (IN MILLIONS)
  Changes in the fair value of derivatives             $    -   $   (1) $   (3)
  Changes in the fair value of the items hedged             -        1       1
                                                       ------   ------  ------
  Net ineffectiveness of fair value hedging activities $    -   $    -  $   (2)
                                                       ======   ======  ======

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      CASH FLOW HEDGES

      The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments when they have met the requirements of SFAS 133.

      For the years ended December 31, 2005, 2004 and 2003, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

      Presented below is a roll forward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                           YEARS ENDED DECEMBER 31,
                                                           ----------------------
                                                            2005     2004    2003
                                                           ------   ------  ------
                                                                (IN MILLIONS)
Other comprehensive income (loss) balance at the beginning
  of the year                                              $   (4)  $   (2) $    -
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges           1       (2)     (2)
                                                           ------   ------  ------
Other comprehensive income (losses) balance at the end of
  the year                                                 $   (3)  $   (4) $   (2)
                                                           ======   ======  ======

      At December 31, 2005, an insignificant portion of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending
      December 31, 2006.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging:
      (i) interest rate swaps, purchased caps and floors, and interest rate futures to minimize its exposure to interest rate volatility;
      (ii) foreign currency swaps to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default to diversify its credit risk exposure in certain portfolios; and (v) equity variance swaps to economically hedge liabilities.

      For the years ended December 31, 2005 and 2004, the Company recognized as net investment gains (losses) changes in fair value of $11 million, and ($6) million, respectively, related to derivatives that

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      do not qualify for hedge accounting. Changes in fair value for such derivatives had insignificant net investment gains (losses) for the year ended December 31, 2003.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

      As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

      The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005, the Company was obligated to return cash collateral under its control of $17 million. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheet. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

      The Company did not have any cash or other collateral related to derivative instruments at December 31, 2004.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS

      Information regarding DAC for the years ended December 31, 2005, 2004 and 2003 is as follows (In millions):

                 Balance at January 1, 2003             $  272
                 Capitalizations                           249
                                                        ------
                     Total                                 521
                                                        ------
                 Less amortization related to:
                   Net investment gains (losses)            (1)
                   Unrealized investment gains (losses)      7
                   Other expenses                           13
                                                        ------
                     Total amortization                     19
                                                        ------
                 Balance at December 31, 2003              502
                 Capitalizations                           281
                                                        ------
                     Total                                 783
                                                        ------
                 Less amortization related to:
                   Net investment gains (losses)            (2)
                   Unrealized investment gains (losses)    (10)
                   Other expenses                          117
                                                        ------
                     Total amortization                    105
                                                        ------
                 Balance at December 31, 2004              678
                 Capitalizations                           624
                                                        ------
                     Total                               1,302
                                                        ------
                 Less amortization related to:
                   Net investment gains (losses)             4
                   Unrealized investment gains (losses)     (9)
                   Other expenses                          101
                                                        ------
                     Total amortization                     96
                                                        ------
                 Balance at December 31, 2005           $1,206
                                                        ======

      Amortization of DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization,
      (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      In the normal course of business the Company reviews and updates the assumptions used in establishing DAC amortization. During 2005, the Company revised its assumptions to include the

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      impact of variable annuity rider fees. As a result of the updated assumption, the Company re-estimated the amortization since inception and recorded a benefit of $23 million, before income tax, causing a decrease in amortization related to other expenses for the year ended December 31, 2005. During 2004 the Company entered into a new reinsurance treaty and updated significant parts of the underlying assumptions used to establish DAC amortization. As a result of the new reinsurance treaty and updated assumption, the Company re-estimated the amortization since inception and recorded a charge of $74 million, before income tax, causing an increase in amortization related to other expenses for the year ended December 31, 2005.

      The events described above that impacted DAC amortization had a similar impact on the amortization of sales inducements. For the year ended December 31, 2005, the Company re-estimated the amortization since inception and recorded a benefit of $4 million, before income tax, causing a decrease in amortization. For the year ended December 31, 2004, the Company re-estimated the amortization since inception and recorded a charge of $3 million, before income tax, causing an increase in amortization.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the balance sheet, are as follows:

                                         YEARS ENDED DECEMBER 31,
                                         -----------------------
                                            2005        2004
                                          ---------    --------
                                            (IN MILLIONS)
                  Balance at January 1   $     143    $     94
                  Capitalization                61          65
                  Amortization                  (8)        (16)
                                          ---------    --------
                  Balance at December 31 $     196    $    143
                                          =========    ========

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

      The Company also issues universal life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      The Company had the following types of guarantees relating to annuity and universal life contracts at:

      ANNUITY CONTRACTS

                                                     DECEMBER 31,
                              --------------------------------------------------------
                                          2005                          2004
                              --------------------------    --------------------------
                                  IN THE          AT            IN THE          AT
                              EVENT OF DEATH ANNUITIZATION  EVENT OF DEATH ANNUITIZATION
                              -------------- -------------  -------------- -------------
                                                     (IN MILLIONS)
Return of Net Deposits
  Account value                 $   5,537            N/A      $   4,001            N/A
  Net amount at risk            $      - (1)         N/A      $       9(1)         N/A
  Average attained age of
    contractholders              61 years            N/A       60 years            N/A

Anniversary Contract Value or
  Minimum Return
  Account value                 $   7,972      $  10,081      $   6,342      $   7,697
  Net amount at risk            $      82(1)   $      38(2)   $      66(1)   $      24(2)
  Average attained age of
    contractholders              61 years       60 years       61 years       58 years

      UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                        DECEMBER 31,
                                                  ---------------------
                                                      2005        2004
                                                  ----------   ----------
                                                   SECONDARY   SECONDARY
                                                   GUARANTEES  GUARANTEES
                                                  ----------   ----------
                                                        (IN MILLIONS)
     Account value (general and separate account) $     905      $    -
     Net amount at risk                           $  19,148(1)   $    - (1)
     Average attained age of policyholders         55 years         N/A

      --
         (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
         (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $28 million and $18 million, at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2005 and December 31, 2004.

      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                             DECEMBER 31,
                                            --------------
                                             2005    2004
                                            ------- ------
                                            (IN MILLIONS)
                      Mutual Fund Groupings
                        Equity              $10,511 $7,456
                        Bond                    518    695
                        Balanced                374    416
                        Money Market            137    110
                        Specialty                63     70
                                            ------- ------
                          Total             $11,603 $8,747
                                            ======= ======

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $13,286 million and $10,291 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $145 million, $139 million and $72 million for the years ended December 31, 2005, 2004 and 2003, respectively.

      For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance. During 2005, the Company changed its retention practices for individual life insurance. The amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk, as described above, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company currently reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2005     2004     2003
                                                      ------  -------  -------
                                                            (IN MILLIONS)
 Direct premiums earned                               $   33  $    13  $    10
 Reinsurance assumed                                      38        -        -
 Reinsurance ceded                                       (12)      (4)      (4)
                                                      ------  -------  -------
 Net premiums earned                                  $   59  $     9  $     6
                                                      ======  =======  =======
 Reinsurance recoverables netted against policyholder
   benefits                                           $    8  $     1  $    23
                                                      ======  =======  =======

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in premiums and other receivables, were $47 million and $35 million at December 31, 2005 and 2004, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $10 million at December 31, 2005. There were no reinsurance and ceded commissions payable at December 31, 2004.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


6.  LONG-TERM DEBT

      At December 31, 2005 and 2004, debt outstanding is as follows:

                                                                         DECEMBER 31,
                                                                         -------------
                                                                         2005   2004
                                                                         -----  -----
                                                                         (IN MILLIONS)
Surplus notes, interest rate 5%, maturity date upon request              $  25  $  25
Surplus notes, interest rate LIBOR plus .75%, maturity date upon request    10     10
Surplus notes, interest rate 7.349%, maturity date 2035                    400      -
                                                                         -----  -----
    Total long-term debt                                                 $ 435  $  35
                                                                         =====  =====

      On March 15, 2005, the Company issued a $400 million surplus note to its ultimate parent, MetLife, Inc.

      MLIG is the holder of the surplus notes in the amounts of $25 million and $10 million. These surplus notes may be redeemed, in whole or in part, at the election of MLIG at any time, subject to the prior approval of the Delaware Superintendent of Insurance.

      Payments of interest and principal on the Company's surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the insurance department of the state of domicile.

      The aggregate maturities of long-term debt as of December 31, 2005 for the Company are payable upon regulatory approval.

      Interest expense related to the Company's indebtedness included in other expenses was $25 million for the year end December 31, 2005 and $2 million for the years ended December 31, 2004 and 2003, respectively.

7.  INCOME TAXES

      The provision for income taxes was as follows:

                                          YEARS ENDED DECEMBER 31,
                                          ---------------------
                                           2005      2004    2003
                                          ------    ------  -----
                                              (IN MILLIONS)
               Current:
                 Federal                  $  (61)   $  (91) $  56
                 State                        (2)        4      2
               Deferred:
                 Federal                     121       100    (39)
                 State                        (1)        4     (1)
                                          ------    ------  -----
               Provision for income taxes $   57    $   17  $  18
                                          ======    ======  =====

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                               YEARS ENDED DECEMBER 31,
                                               ---------------------
                                                2005     2004    2003
                                               -----    ------  ------
                                                   (IN MILLIONS)
          Tax provision at U.S. statutory rate $  72    $   15  $   19
          Tax effect of:
            Tax exempt investment income         (12)       (3)     (2)
            State tax net of federal benefit      (2)        5       1
            Other, net                            (1)        -       -
                                               -----    ------  ------
          Provision for income taxes           $  57    $   17  $   18
                                               =====    ======  ======

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       DECEMBER 31,
                                                      --------------
                                                       2005    2004
                                                      ------  ------
                                                       (IN MILLIONS)
           Deferred income tax assets:
             Policyholder liabilities and receivables $  205  $  165
             Net unrealized investment gains              24       -
             Other, net                                    5       2
                                                      ------  ------
                                                         234     167
                                                      ------  ------
           Deferred income tax liabilities:
             Deferred policy acquisition costs           381     213
             Investments                                  11      14
             Net unrealized investment gains               -      19
                                                      ------  ------
                                                         392     246
                                                      ------  ------
           Net deferred income tax liability          $ (158) $  (79)
                                                      ======  ======

      The Company joined MetLife's includable affiliates in filing a federal income tax return. The consolidating companies have executed a Tax Allocation Agreement. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (losses) contributes to or reduces federal tax expense. Pursuant to the tax allocation agreement, the amounts due to (from) affiliates are ($51) million and ($175) million in 2005 and 2004, respectively.

      All years through and including 2001 are closed and no longer subject to IRS audit. The years 2002 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company, at the present time, is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the ultimate parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular annual periods.

      INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated $1 million. The Company maintained a liability of $2 million and a related asset for premium tax offsets of $1 million at December 31, 2005 for future assessments in respect of currently impaired, insolvent or failed insurers.

      COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

      The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were less than $1 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next five years.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, environmental and other specific

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

9.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Delaware Insurance Law, the maximum amount of distributions which can be made to the Company's parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company's surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. Since the Company statutory unassigned funds surplus is less than zero, the Company cannot pay any dividends without prior approval of the Commissioner.

      The Company did not receive cash capital contributions for the year ended 2005. The Company received cash capital contributions of $300 million and $50 million from MLIG for the years ended 2004 and 2003, respectively.

      STATUTORY EQUITY AND INCOME

      The Company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net income (loss) of the Company, a Delaware domiciled insurer, was ($244) million, ($201) million and $101 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $538 million and $382 million at December 31, 2005 and 2004, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                       YEARS ENDED DECEMBER 31,
                                                       ----------------------
                                                        2005     2004    2003
                                                       ------   ------  ------
                                                            (IN MILLIONS)
  Holding (losses) on investments arising during the
    year                                               $  (50)  $  (42) $   (3)
  Income tax effect of holding gains                       18       16       1
  Reclassification adjustments:
    Recognized holding gains losses included in
      current year income                                 (18)       6       4
    Amortization of premiums and accretion of
      discounts associated with investments                14       21      18
    Income tax effect                                       1      (10)     (8)
  Allocation of holding gains (losses) on investments
    relating to other policyholder amounts                (69)      10      (7)
  Income tax effect of allocation of holding gains or
    losses to other policyholder amounts                   24       (4)      3
                                                       ------   ------  ------
  Other comprehensive income (loss)                    $  (80)  $   (3) $    8
                                                       ======   ======  ======

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


10. OTHER EXPENSES

      Other expenses were comprised of the following:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                        2005    2004    2003
                                                      -------  ------  ------
                                                           (IN MILLIONS)
 Commissions                                          $   666  $  237  $  216
 Interest                                                  25       2       2
 Amortization of DAC                                      105     115      12
 Capitalization of DAC                                   (624)   (281)   (249)
 Other                                                    126     106      94
                                                      -------  ------  ------
   Total other expenses                               $   298  $  179  $   75
                                                      =======  ======  ======

      In 2005, commissions and capitalization of DAC include the impact of an affiliated reinsurance transaction entered into on January 1, 2005. See
      Note 12.

11. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                                     ESTIMATED
                                                            CARRYING   FAIR
 DECEMBER 31, 2005                                           VALUE     VALUE
 -----------------                                          -------- ---------
                                                              (IN MILLIONS)
 ASSETS:
   Fixed maturities                                          $4,419   $4,419
   Mortgage loans on real estate                             $  449   $  466
   Policy loans                                              $   35   $   35
   Short-term investments                                    $  283   $  283
   Cash and cash equivalents                                 $   50   $   50
 LIABILITIES:
   Policyholder account balances                             $4,833   $4,536
   Long-term debt                                            $  435   $  435
   Payable for collateral under securities loaned and other
     transactions                                            $  987   $  987

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                                     ESTIMATED
                                                            CARRYING   FAIR
 DECEMBER 31, 2004                                           VALUE     VALUE
 -----------------                                          -------- ---------
                                                              (IN MILLIONS)
 ASSETS:
   Fixed maturities                                          $3,443   $3,443
   Mortgage loans on real estate                             $  402   $  431
   Policy loans                                              $   35   $   35
   Short-term investments                                    $  130   $  130
   Cash and cash equivalents                                 $  144   $  144
 LIABILITIES:
   Policyholder account balances                             $4,591   $4,262
   Long-term debt                                            $   35   $   35
   Payable for collateral under securities loaned and other
     transactions                                            $  790   $  790

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES

      The fair value of fixed maturities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

      LONG-TERM DEBT

      The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

      PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

      The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

12. RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for the years 2005, 2004 and 2003. The affiliated companies are Metropolitan Life Insurance Company ("Metropolitan Life"), which provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company and MLIG and MetLife Investors Distribution Company, which provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 for the Company, recorded in other expenses, were $138 million, $109 million and $95 million, respectively.

      At December 31, 2005 and 2004, amounts due to/(from) affiliates of approximately ($18) million and $14 million, respectively, relate primarily to Metropolitan Life and MLIG.

      Since the Company is a member of a controlled group of affiliate companies its results may not be indicative of those of a stand alone entity.

      As of December 31, 2005 and 2004, respectively, the Company held $133 million and $130 million of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are recorded as short-term investments on the balance sheets of the Company.

      Effective January 1, 2005, the Company entered into a reinsurance agreement to assume an in force block of business from General American Life Insurance Company ("GALIC"), an affiliate. This

                       METLIFE INVESTORS USA INSURANCE COMPANY
               (a wholly-owned subsidiary of MetLife Investors Group)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, GALIC transferred $797 million of liabilities and $411 million in assets to the Company related to the policies in-force as of December 31, 2004. The Company also paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company assumed premiums and related fees of $192 million and assumed benefits and related costs of $143 million for the year ended December 31, 2005. Assumed liabilities, included in other policyholder funds, related to this reinsurance agreement as of December 31, 2005 were $932 million.

      Effective January 1, 2005, and December 31, 2005, the Company entered into two reinsurance agreements with Exeter Reassurance Company, Ltd. ("Exeter"), an affiliate. Under these agreements, the Company retroceded 100% of the secondary guarantees on policies that the Company assumed from GALIC. For the year ended December 31, 2005, the pre-tax loss resulting from these treaties were less than $1 million.

      Effective April 1, 2005, the Company entered into a reinsurance agreement with, Mitsui Sumitomo MetLife Insurance Co., Ltd. ("MSI"), an affiliate. Under this agreement, the Company assumed 100% of the guaranteed minimum death benefit ("GMDB") and living benefit claims associated with variable annuity contracts. The Company retroceded 100% of the GMDBs to Exeter. For the year ended December 31, 2005, the pre-tax gain on this business was less than $1 million.

      In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with a cost or amortized cost and fair market value of $78 million and $79 million, and $324 million and $320 million for the years ended December 31, 2005 and 2004, respectively. The realized capital gains (losses) recognized on these transfers were $1 million and ($4) million for the years ended December 31, 2005 and 2004, respectively. The Company purchased assets from affiliates with a fair market value of $711 million for the year ended December 31, 2005. There were no assets purchased from affiliates for the year ended December 31, 2004.

PARTC

                               OTHER INFORMATION

Item 24.    FINANCIAL STATEMENTS AND EXHIBITS

a.          Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:

    1. Report of Independent Registered Public Accounting Firm.
    2. Statement of Assets and Liabilities as of December 31, 2005.
    3. Statement of Operations for the year ended December 31, 2005.
    4. Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.
    5. Notes to Financial Statements - December 31, 2005.

The following financial statements of the Company are included in Part B hereof:

    1. Report of Independent Auditors.
    2. Balance Sheets as of December 31, 2005 and 2004.
    3. Statements of Income for the years ended December 31, 2005, 2004 and
       2003.
    4. Statements of Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003.
    5. Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.
    6. Notes to Financial Statements.

b.          Exhibits


       1.        Certification of Restated Resolution of the Board of
                 Directors of the Company authorizing the establishment
                 of the Separate Account (adopted May 18, 2004) (6)
       2.        Not applicable
       3.  (i)   Form of Principal Underwriter's Agreement (2)
           (ii)  Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))
                 (8)
       4.        Form of 135 Contract (1)
       5.        Form of Variable Annuity Application (1)
       6.  (i)   Copy of Restated Articles of Incorporation of the
                 Company (6)
           (ii)  Copy of the By-Laws of the Company (6)
           (iii) Certificate of Amendment of Certificate of Incorporation
                 filed 10/01/79 and signed 9/27/79 (6)
           (iv)  Certificate of Change of Location of Registered Office
                 and/or Registered Agent filed 2/26/80 and effective 2/8/80
                 (6)
           (v)   Certificate of Amendment of Certificate of Incorporation
                 signed 4/26/83 and certified 2/12/85 (6)
           (vi)  Certificate of Amendment of Certificate of Incorporation
                 filed 10/22/84 and signed 10/19/84 (6)

            (vii)  Certificate of Amendment of Certificate of
                   Incorporation certified 8/31/94 and adopted 6/13/94 (6)
            (viii) Certificate of Amendment of Certificate of
                   Incorporation of Security First Life Insurance Company
                   (name changed to MetLife Investors USA Insurance
                   Company) filed 1/8/01 and signed 12/18/00 (6)
        7.  (i)    Reinsurance Agreement between MetLife Investors
                   USA Insurance Company and Metropolitan Life
                   Insurance Company (4)
            (ii)   Automatic Reinsurance Agreement between MetLife
                   Investors USA Insurance Company and Exeter
                   Reassurance Company, Ltd. (4)
        8.  (i)    Form of Participation Agreement among Metropolitan
                   Series Fund, Inc., Metropolitan Life Insurance
                   Company and Security First Life Insurance Company
                   (now called MetLife Investors USA Insurance
                   Company (3)
            (ii)   Participation Agreement among Met Investors Series
                   Trust, Met Investors Advisory Corp., MetLife Investors
                   Distribution Company and MetLife Investors USA
                   Insurance Company (6)
        9.         Opinion and Consent of Counsel (5)
        10.        Consent of Independent Registered Public Accounting
                   Firm (filed herewith)
        11.        Not Applicable
        12.        Not Applicable
        13. (i)    Powers of Attorney for Michael K. Farrell, James P.
                   Bossert, Susan A. Buffum, Michael R. Fanning, Hugh
                   C. McHaffie, Richard C. Pearson, Elizabeth M. Forget,
                   Jeffrey A. Tupper and George Foulke (5)
            (ii)   Power of Attorney for Matthew K. Wessel (7)

(1) All previously filed Exhibits to MetLife Investors USA Separate Account A Registration Statement and all Post-Effective Amendments thereto are specifically incorporated herein by reference.
(2) Incorporated herein by reference to Registrant's Pre-Effective Amendment No.2 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on March 21, 2001.
(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 13, 2001.
(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 30, 2003.
(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-05200) electronically filed on April 27, 2004.
(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on July 15, 2004.
(7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 on Form N-4 (File Nos. 333-54464 and 811- 03365) electronically filed on July 13, 2005.

(8)      Incorporated herein by reference to Registrant's Post-
         Effective Amendment No. 16 on Form N-4 (File Nos.
         333-50540 and 811- 05200) electronically filed on April 21, 2006.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    ------------------------------------
 Michael K. Farrell                     Chairman of the Board, President,
 5 Park Plaza, Suite 1900               Chief Executive Officer and Director
 Irvine, CA 92614

 James P. Bossert                       Executive Vice President and Director
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Hugh C. McHaffie                       Executive Vice President and Director
 501 Boylston Street
 Boston, MA 02116

 Richard C. Pearson                     Executive Vice President, General
 5 Park Plaza, Suite 1900               Counsel, Secretary and Director
 Irvine, CA 92614

 Kevin J. Paulson                       Senior Vice President
 4700 Westown Parkway
 West Des Moines, IA 50266

 Matthew K. Wessel                      Vice President, Chief Financial
 5 Park Plaza, Suite 1900               Officer
 Irvine, CA 92614

 Brian C. Kiel                          Vice President, Appointed Actuary
 501 Route 22
 Bridgewater, NJ 08807

 Deborah L. Buffington                  Vice President, Director of Compliance
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Anthony J. Williamson                  Treasurer
 One Madison Avenue
 New York, NY 10001

 Susan A. Buffum                        Director
 334 Madison Avenue
 Convent Station, NJ 07961

 Michael R. Fanning                     Director
 501 Boylston Street
 Boston, MA 02116

 Elizabeth M. Forget                    Director
 260 Madison Avenue
 New York, NY 10010

 George Foulke                          Director
 501 Route 22
 Bridgewater, NJ 08807

 Jeffrey A. Tupper                      Director
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT


The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned indirect subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2006, there were 6,264 Qualified Contract Owners and 4,860 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One
   General American Separate Account Eleven
   General American Separate Account Twenty- Eight
   General American Separate Account Twenty- Nine
   General American Separate Account Two
   Security Equity Separate Account Twenty-Six
   Security Equity Separate Account Twenty-Seven

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

 Name and Principal Business Address    Positions and Offices with Underwriter
 -----------------------------------    --------------------------------------
 Paul A. Sylvester                      President, National Sales Manager-
 5 Park Plaza, Suite 1900               Annuities & LTC
 Irvine, CA 92614

 Elizabeth M. Forget                    Executive Vice President, Investment
 260 Madison Avenue                     Fund Management & Marketing
 New York, NY 10016

 Paul A. LaPiana                        Executive Vice President, National
 5 Park Plaza, Suite 1900               Sales Manager- Life
 Irvine, CA 92614

 Richard C. Pearson                     Executive Vice President, General
 5 Park Plaza, Suite 1900               Counsel and Secretary
 Irvine, CA 92614

 Timothy A. Spangenberg                 Executive Vice President, Chief
 13045 Tesson Ferry Road                Financial Officer
 St. Louis, MO 63128

 Leslie Sutherland                      Senior Vice President, Channel Head-
 1 MetLife Plaza                        Broker/Dealers
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Douglas P. Rodgers                     Senior Vice President, Channel
 5 Park Plaza, Suite 1900               Head-LTC
 Irvine, CA 92614

 Curtis Wohlers                         Senior Vice President, Channel Head-
 5 Park Plaza, Suite 1900               Planners
 Irvine, CA 92614

 Louis P. Digiacomo                     Senior Vice President, Distribution
 5 Park Plaza, Suite 1900               Head-Independent Channel
 Irvine, CA 92614

 Andrew Aiello                          Senior Vice President, Distribution
 5 Park Plaza, Suite 1900               Head-National Accounts Channel
 Irvine, CA 92614

 Edward C. Wilson                       Senior Vice President, Channel
 5 Park Plaza, Suite 1900               Head-Wirehouse
 Irvine, CA 92614

 Deborah L. Buffington                  Vice President, Director of Compliance
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Anthony J. Williamson                  Treasurer
 One Madison Avenue
 New York, NY 10001

 Michael K. Farrell                     Director
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Craig W. Markham                       Director
 13045 Tesson Ferry Road
 St. Louis, MO 63128

 William J. Toppeta                     Director
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

    (c)Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)              (2)              (3)           (4)         (5)
                                     Compensation on
                                         Events
                                     Occasioning the
                    Net Underwriting Deduction of a
  Name of Principal  Discounts and   Deferred Sales   Brokerage     Other
     Underwriter      Commissions         Load       Commissions Compensation
  ----------------- ---------------- --------------- ----------- ------------
  MetLife Investors
  Distribution
  Company             $176,095,864         --            --           --

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

       (a)Registrant
       (b)MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266
       (c)State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
          02110
       (d)MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614
       (e)MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614
       (f)MetLife, 4010 Boy Scout Blvd, Tampa, FL 33607
       (g)MetLife, 501 Boylston Street, Boston, MA 02116
       (h)MetLife, 200 Park Avenue, NY 10166
       (i)MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine, and State of California, on this 20th day of April, 2006.


                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                        (Registrant)

                                    By: METLIFE INVESTORS USA INSURANCE COMPANY

                                    By: /s/ MICHAEL K. FARRELL
                                        ----------------------------------------
                                        Michael K. Farrell

                                        METLIFE INVESTORS USA INSURANCE COMPANY
                                        (Depositor)

                                    By: /s/ MICHAEL K. FARRELL
                                        ----------------------------------------
                                        Michael K. Farrell

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated.


 /s/ Michael K. Farrell*   Chairman of the Board,            4/26/06
 ------------------------- President, Chief          ------------------------
 Michael K. Farrell        Executive Officer and               Date
                           Director

 /s/ James P. Bossert *    Executive Vice President          4/26/06
 ------------------------- and Director              ------------------------
 James P. Bossert                                              Date

 /s/ Hugh C. McHaffie *    Executive Vice President          4/26/06
 ------------------------- and Director              ------------------------
 Hugh C. McHaffie                                              Date

 /s/ Richard C. Pearson *  Executive Vice                    4/26/06
 ------------------------- President, General        ------------------------
 Richard C. Pearson        Counsel, Secretary and              Date
                           Director

 /s/ Matthew K. Wessel *   Vice President, Chief             4/26/06
 ------------------------- Financial Officer         ------------------------
 Matthew K. Wessel                                             Date

 /s/ Susan A. Buffum *     Director                          4/26/06
 -------------------------                           ------------------------
 Susan A. Buffum                                               Date

 /s/ Michael R. Fanning *  Director                          4/26/06
 -------------------------                           ------------------------
 Michael R. Fanning                                            Date

 /s/ Elizabeth M. Forget * Director                          4/26/06
 -------------------------                           ------------------------
 Elizabeth M. Forget                                           Date

 /s/ George Foulke *       Director                          4/26/06
 -------------------------                           ------------------------
 George Foulke                                                 Date

 /s/ Jeffrey A. Tupper *   Director                          4/26/06
 -------------------------                           ------------------------
 Jeffrey A. Tupper                                             Date



                                     By: /s/ JOHN E. CONNOLLY, JR.
                                         -----------------------------------
                                         John E. Connolly, Jr., Attorney-in-fact
                                         April 26, 2006


* MetLife Investors USA Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 on Form N-4 (File Nos. 333-54464/811-03365) filed as Exhibit 13 on April 27, 2004, except for Matthew K. Wessel whose power of attorney is incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 on Form N-4 (File Nos. 333-54464 and 811-03365) filed as Exhibit 13
   (ii) on July 13, 2005.

                               INDEX TO EXHIBITS

EX-99.B10(i)    Consent of Independent Registered Public Accounting Firm